FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-8255

Exact name of registrant as                   The World Funds, Inc.
specified in charter:

Address of principal executive                8730 Stony Point Parkway,
offices:                                      Suite 205
                                              Richmond, VA 23235

Name and address of agent for                 Thomas S. Harman
service:                                      Morgan Lewis & Bockius LLP
                                              1111 Pennsylvania Avenue,N.W.
                                              Washington, D.C. 20004

Registrant's telephone                        800-527-9525
number,including area code:

Date of fiscal year end:                      various

Date of reporting period:                     June 30, 2008


Epoch Global Equity Shareholder Yield Fund
--------------------------------------------------------------------------------------------------------------------------
 ALTRIA GROUP, INC.                                                                          Agenda Number:  932886546
--------------------------------------------------------------------------------------------------------------------------
    Security:  02209S103                                                             Meeting Type:  Annual
      Ticker:  MO                                                                    Meeting Date:  28-May-2008
        ISIN:  US02209S1033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTORS: ELIZABETH E. BAILEY                Mgmt          For                            For

1B     ELECTION OF DIRECTORS: GERALD L. BALILES                  Mgmt          For                            For

1C     ELECTION OF DIRECTORS: DINYAR S. DEVITRE                  Mgmt          For                            For

1D     ELECTION OF DIRECTORS: THOMAS F. FARRELL, II              Mgmt          For                            For

1E     ELECTION OF DIRECTORS: ROBERT E.R. HUNTLEY                Mgmt          For                            For

1F     ELECTION OF DIRECTORS: THOMAS W. JONES                    Mgmt          For                            For

1G     ELECTION OF DIRECTORS: GEORGE MUNOZ                       Mgmt          For                            For

1H     ELECTION OF DIRECTORS: MICHAEL E. SZYMANCZYK              Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF INDEPENDENT              Mgmt          For                            For
       AUDITORS

03     STOCKHOLDER PROPOSAL 1 - SHAREHOLDER SAY ON               Shr           For                            Against
       EXECUTIVE PAY

04     STOCKHOLDER PROPOSAL 2 - CUMULATIVE VOTING                Shr           For                            Against

05     STOCKHOLDER PROPOSAL 3 - APPLY GLOBALLY PRACTICES         Shr           Against                        For
       DEMANDED BY THE MASTER SETTLEMENT AGREEMENT

06     STOCKHOLDER PROPOSAL 4 - STOP YOUTH-ORIENTED              Shr           Against                        For
       AD CAMPAIGNS

07     STOCKHOLDER PROPOSAL 5 - "TWO CIGARETTE" APPROACH         Shr           Against                        For
       TO MARKETING

08     STOCKHOLDER PROPOSAL 6 - ENDORSE HEALTH CARE              Shr           Against                        For
       PRINCIPLES




--------------------------------------------------------------------------------------------------------------------------
 APN NEWS & MEDIA LTD                                                                        Agenda Number:  701281963
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1076J107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Jul-2007
        ISIN:  AU000000APN4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial report, the Directors'              Non-Voting
       report and the independent audit report for
       the YE 31 DEC 2006

1.     Re-elect Mr. Peter M. Cosgrove as a Director,             Mgmt          Against                        Against
       who retires by rotation in accordance with
       the Company's Constitution

2.     Re-elect Mr. Albert E. Harris as a Director,              Mgmt          For                            For
       who retires by rotation in accordance with
       the Company's Constitution

3.     Re-elect Mr. Liam P. Healy as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

4.     Re-elect Mr. Kevin J. Luscombe as a Director,             Mgmt          For                            For
       who retires by rotation in accordance with
       the Company's Constitution

5.     Adopt the Company's remuneration report for               Mgmt          For                            For
       the YE 31 DEC 2006

       Other business                                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 APN NEWS & MEDIA LTD                                                                        Agenda Number:  701521266
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1076J107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  AU000000APN4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting
       report and the Independent Audit report for
       the YE 31 DEC 2007

2.a    Re-elect Mr. J.H. Maasland as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

2.b    Re-elect Mr. A.C. [Cameron] O'Reilly as a Director,       Mgmt          Against                        Against
       who retires by rotation in accordance with
       the Company's Constitution

2.c    Re-elect Mr. G.K. O'Reilly as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

3.     Adopt the Company's remuneration report for               Mgmt          For                            For
       the YE 31 DEC 2007

       Other business                                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ARNOLDO MONDADORI EDITORE SPA, MILANO                                                       Agenda Number:  701493366
--------------------------------------------------------------------------------------------------------------------------
    Security:  T6901G126                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  IT0001469383
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 APR 08. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU

1.     Receive the financial statement as of 31 DEC              Mgmt          No vote
       2007, Board of Directors report, Board of Auditors
       report and audit firm report, ajournment thereof
       and consolidated financial statements at 31
       DEC 2007 and concerning attachments

2.     Grant authority to buy and sell own shares                Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ASTRAZENECA PLC                                                                             Agenda Number:  932829281
--------------------------------------------------------------------------------------------------------------------------
    Security:  046353108                                                             Meeting Type:  Annual
      Ticker:  AZN                                                                   Meeting Date:  24-Apr-2008
        ISIN:  US0463531089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RECEIVE THE COMPANY'S ACCOUNTS AND THE REPORTS         Mgmt          For                            For
       OF THE DIRECTORS AND AUDITOR FOR THE YEAR ENDED
       31 DECEMBER 2007

02     TO CONFIRM DIVIDENDS                                      Mgmt          For                            For

03     TO RE-APPOINT KPMG AUDIT PLC, LONDON AS AUDITOR           Mgmt          For                            For

04     TO AUTHORISE THE DIRECTORS TO AGREE THE REMUNERATION      Mgmt          For                            For
       OF THE AUDITOR

05     DIRECTOR
       LOUIS SCHWEITZER                                          Mgmt          For                            For
       HAKAN MOGREN                                              Mgmt          For                            For
       DAVID BRENNAN                                             Mgmt          For                            For
       SIMON LOWTH                                               Mgmt          For                            For
       JOHN PATTERSON                                            Mgmt          For                            For
       BO ANGELIN                                                Mgmt          For                            For
       JOHN BUCHANAN                                             Mgmt          For                            For
       JEAN-PHILIPPE COURTOIS                                    Mgmt          For                            For
       JANE HENNEY                                               Mgmt          For                            For
       MICHELE HOOPER                                            Mgmt          For                            For
       DAME NANCY ROTHWELL                                       Mgmt          For                            For
       JOHN VARLEY                                               Mgmt          For                            For
       MARCUS WALLENBERG                                         Mgmt          For                            For

06     TO APPROVE THE DIRECTORS' REMUNERATION REPORT             Mgmt          For                            For
       FOR THE YEAR ENDED 31 DECEMBER 2007

07     TO AUTHORISE LIMITED POLITICAL DONATIONS                  Mgmt          For                            For

08     TO AMEND ARTICLES OF ASSOCIATION - DIRECTORS'             Mgmt          For                            For
       FEES

09     TO AUTHORISE THE DIRECTORS TO ALLOT UNISSUED              Mgmt          For                            For
       SHARES

10     TO AUTHORISE THE DIRECTORS TO DISAPPLY PRE-EMPTION        Mgmt          For                            For
       RIGHTS

11     TO AUTHORISE THE COMPANY TO PURCHASE ITS OWN              Mgmt          For                            For
       SHARES

12     TO AMEND ARTICLES OF ASSOCIATION - CONFLICTS              Mgmt          For                            For
       OF INTEREST




--------------------------------------------------------------------------------------------------------------------------
 AT&T INC.                                                                                   Agenda Number:  932822578
--------------------------------------------------------------------------------------------------------------------------
    Security:  00206R102                                                             Meeting Type:  Annual
      Ticker:  T                                                                     Meeting Date:  25-Apr-2008
        ISIN:  US00206R1023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: RANDALL L. STEPHENSON               Mgmt          For                            For

1B     ELECTION OF DIRECTOR: WILLIAM F. ALDINGER III             Mgmt          For                            For

1C     ELECTION OF DIRECTOR: GILBERT F. AMELIO                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: REUBEN V. ANDERSON                  Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JAMES H. BLANCHARD                  Mgmt          For                            For

1F     ELECTION OF DIRECTOR: AUGUST A. BUSCH III                 Mgmt          For                            For

1G     ELECTION OF DIRECTOR: JAMES P. KELLY                      Mgmt          For                            For

1H     ELECTION OF DIRECTOR: JON C. MADONNA                      Mgmt          For                            For

1I     ELECTION OF DIRECTOR: LYNN M. MARTIN                      Mgmt          For                            For

1J     ELECTION OF DIRECTOR: JOHN B. MCCOY                       Mgmt          For                            For

1K     ELECTION OF DIRECTOR: MARY S. METZ                        Mgmt          For                            For

1L     ELECTION OF DIRECTOR: JOYCE M. ROCHE                      Mgmt          For                            For

1M     ELECTION OF DIRECTOR: LAURA D'ANDREA TYSON                Mgmt          For                            For

1N     ELECTION OF DIRECTOR: PATRICIA P. UPTON                   Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS.      Mgmt          For                            For

03     REPORT ON POLITICAL CONTRIBUTIONS.                        Shr           For                            Against

04     PENSION CREDIT POLICY.                                    Shr           For                            Against

05     LEAD INDEPENDENT DIRECTOR BYLAW.                          Shr           For                            Against

06     SERP POLICY                                               Shr           For                            Against

07     ADVISORY VOTE ON COMPENSATION                             Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIA & NEW ZEALAND BANKING GROUP LTD, MELBOURNE VIC                                    Agenda Number:  701407430
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q09504137                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Dec-2007
        ISIN:  AU000000ANZ3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report, financial report               Non-Voting
       and the reports of the Directors and of the
       Auditor for the YE 30 SEP 2007

s.2.a  Approve the terms and conditions of the selective         Mgmt          For                            For
       buy back agreement relating to the buy back
       of the preferences shares which form part of
       the ANZ Stapled Exchangeable Preferred Securities
       [ANZ StEPS] as specified

s.2.b  Approved the terms and conditions of the selective        Mgmt          For                            For
       reduction of capital relating to the preference
       shares which form part of ANZ StEPS as specified

S.3    Adopt the Constitution as specified                       Mgmt          For                            For

4.     Approve, in accordance with ASX Listing Rule              Mgmt          For                            For
       10.14, the allocation of AUD 9 million worth
       of deferred shares for the benefit of Mr. Michael
       Smith, the Managing Director and Chief Executive
       Officer of the Company on the terms and conditions
       as specified

5.     Approve, in accordance with ASX Listing Rule10.14,        Mgmt          For                            For
       to grant 3 tranches of performance rights equivalent
       in value to AUD 9 million to Mr. Michael Smith,
       the Managing Director and Chief Executive Officer
       of the Company on the terms and conditions
       as specified

6.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       SEP 2007

       PLEASE NOTE THAT ALTHOUGH THERE ARE 5 CANDIDATES          Non-Voting
       TO BE ELECTED AS DIRECTORS, THERE ARE ONLY
       4 VACANCIES AVAILABLE TO BE FILLED AT THE MEETING.
       THE STANDING INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 4 OF THE 5 DIRECTORS.
       THANK YOU.

7.a    Elect Mr. R.J. Reeves as a Director                       Mgmt          No vote

7.b    Re-elect Mr. D.E. Meiklejohn as a Director who            Mgmt          For                            For
       retires in accordance with the Company's Constitution

7.c    Re-elect Mr. J.P Morschel as a Director who               Mgmt          For                            For
       retires in accordance with the Company's Constitution

7.d    Elect Mr. I. J. Macfarlane as a Director who              Mgmt          For                            For
       retires in accordance with the Company's Constitution

7.e    Re-elect Dr. G. J. Clark as a Director who retires        Mgmt          For                            For
       in accordance with the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 AUTOMATIC DATA PROCESSING, INC.                                                             Agenda Number:  932775351
--------------------------------------------------------------------------------------------------------------------------
    Security:  053015103                                                             Meeting Type:  Annual
      Ticker:  ADP                                                                   Meeting Date:  13-Nov-2007
        ISIN:  US0530151036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GREGORY D. BRENNEMAN                                      Mgmt          For                            For
       LESLIE A. BRUN                                            Mgmt          For                            For
       GARY C. BUTLER                                            Mgmt          For                            For
       LEON G. COOPERMAN                                         Mgmt          For                            For
       ERIC C. FAST                                              Mgmt          For                            For
       R. GLENN HUBBARD                                          Mgmt          For                            For
       JOHN P. JONES                                             Mgmt          For                            For
       FREDERIC V. MALEK                                         Mgmt          For                            For
       GREGORY L. SUMME                                          Mgmt          For                            For
       HENRY TAUB                                                Mgmt          For                            For

02     APPOINTMENT OF DELOITTE & TOUCHE LLP                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BALL CORPORATION                                                                            Agenda Number:  932828354
--------------------------------------------------------------------------------------------------------------------------
    Security:  058498106                                                             Meeting Type:  Annual
      Ticker:  BLL                                                                   Meeting Date:  23-Apr-2008
        ISIN:  US0584981064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT W ALSPAUGH                                         Mgmt          For                            For
       GEORGE M SMART                                            Mgmt          Withheld                       Against
       THEODORE M SOLSO                                          Mgmt          Withheld                       Against
       STUART A TAYLOR II                                        Mgmt          Withheld                       Against

02     PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS THE INDEPENDENT AUDITOR FOR THE CORPORATION
       FOR 2008.

03     PROPOSAL TO DECLASSIFY THE BOARD OF DIRECTORS             Shr           For                            Against
       SO THAT ALL DIRECTORS ARE ELECTED ANNUALLY.




--------------------------------------------------------------------------------------------------------------------------
 BARCLAYS PLC, LONDON                                                                        Agenda Number:  701343802
--------------------------------------------------------------------------------------------------------------------------
    Security:  G08036124                                                             Meeting Type:  CLS
      Ticker:                                                                        Meeting Date:  14-Sep-2007
        ISIN:  GB0031348658
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Approve to pass and implement Resolution 2 at             Mgmt          For                            For
       the EGM relating to the preference shares and
       to consent to any resulting change in the rights
       of ordinary shares




--------------------------------------------------------------------------------------------------------------------------
 BARCLAYS PLC, LONDON                                                                        Agenda Number:  701343814
--------------------------------------------------------------------------------------------------------------------------
    Security:  G08036124                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  14-Sep-2007
        ISIN:  GB0031348658
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Merger with ABN AMRO Holding N.V.             Mgmt          For                            For
       and increase in authorized Capital from GBP
       2,500,000,000 to GBP 4,401,000,000 and issue
       equity with pre-emptive rights up to GBP 1,225,319,514
       in connection with the merger

S.2    Approve further increase in the authorized capital        Mgmt          For                            For
       from GBP 4,401,000,000 to GBP 4,401,000,000
       and EUR 2,000,000,000 and issue Preference
       Shares with pre-emptive rights up to aggregate
       nominal amount of EUR 2,000,000,000 and adopt
       New Articles of Association

3.     Authorize the Directors to issue equity or equity-linked  Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 981,979,623

S.4    Authorize the Directors to issue equity or equity-linked  Mgmt          For                            For
       securities for cash other than on a pro-rata
       basis to shareholders and sell the treasury
       shares without pre-emptive rights up to aggregate
       nominal amount of GBP 147,296,943

S.5    Authorize the Company to purchase 1,700,000,000           Mgmt          For                            For
       Ordinary Shares for market purchase

S.6    Approve to cancel the amount standing to the              Mgmt          For                            For
       credit of the share premium account of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 BARCLAYS PLC, LONDON                                                                        Agenda Number:  701506682
--------------------------------------------------------------------------------------------------------------------------
    Security:  G08036124                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  GB0031348658
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' and the Auditors' reports          Mgmt          For                            For
       and the audited accounts for the YE 31 DEC
       2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Re-elect Mr. David Booth as a Director of the             Mgmt          For                            For
       Company

4.     Re-elect Sir Michael Rake as a Director of the            Mgmt          For                            For
       Company

5.     Re-elect Mr. Patience Wheat Croft as a Director           Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Fulvio Conti as a Director of the            Mgmt          For                            For
       Company

7.     Re-elect Mr. Gary Hoffman as a Director of the            Mgmt          For                            For
       Company

8.     Re-elect Sir John Sunderland as a Director of             Mgmt          For                            For
       the Company

9.     Re-elect Sir Nigel Rudd as a Director of the              Mgmt          For                            For
       Company

10.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

11.    Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Auditors

12.    Authorize the Company to make political donations         Mgmt          For                            For
       and in our political expenditure

13.    Approve to renew the authority given to the               Mgmt          For                            For
       Directors to allot securities

S.14   Approve to renew the authority given to the               Mgmt          For                            For
       Directors to allot securities for cash other
       than on a pro-rate basis to shareholders and
       to sell treasury shares

S.15   Approve to renew the Company's authority to               Mgmt          For                            For
       purchase its own shares

S.16   Authorize the off-market purchase of staff shares         Mgmt          For                            For

S.17   Authorize the creation of preference shares               Mgmt          For                            For

S.18   Adopt the new Articles of Association of the              Mgmt          For                            For
       Company




--------------------------------------------------------------------------------------------------------------------------
 BARCLAYS PLC, LONDON                                                                        Agenda Number:  701508030
--------------------------------------------------------------------------------------------------------------------------
    Security:  G08036124                                                             Meeting Type:  CLS
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  GB0031348658
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Approve to sanction and the passing and implementation    Mgmt          For                            For
       of Resolution 17 as specified and to sanction
       and to each and every variation, modification
       or abrogation of the rights or privileges attaching
       to the ordinary shares, in each case which
       is or may be effected by or involved in the
       passing or implementation of the said resolution




--------------------------------------------------------------------------------------------------------------------------
 BASF SE, LUDWIGSHAFEN/RHEIN                                                                 Agenda Number:  701493037
--------------------------------------------------------------------------------------------------------------------------
    Security:  D06216101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  DE0005151005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS  03 APR 08 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the Financial Statements of               Non-Voting
       BASF SE and the BASF Group for the financial
       year 2007; presentation of Management's Analysis
       of BASF SE and the BASF Group for the financial
       year 2007 including the explanatory reports
       on the data according to Section 289 (4) and
       Section 315 (4) of the German Commercial Code;
       presentation of the Report of the Supervisory
       Board

2.     Adoption of a resolution on the appropriation             Mgmt          For                            For
       of profit

3.     Adoption of a resolution giving formal approval           Mgmt          For                            For
       to the actions of the members of the Supervisory
       Board

4.     Adoption of a resolution giving formal approval           Mgmt          For                            For
       to the actions of the members of the Board
       of Executive Directors

5.     Election of an auditor for the financial year             Mgmt          For                            For
       2008

6.     Authorization to buy back shares and to put               Mgmt          For                            For
       them to further use including the authorization
       to redeem bought-back shares and reduce capital

7.     Approval of control and profit and loss transfer          Non-Voting
       agreements

7.A    Agreement with BASF Beteiligungsgesellschaft              Mgmt          For                            For
       mbH

7.B    Agreement with BASF Bank GmbH                             Mgmt          For                            For

8.     Adoption of a resolution on the new division              Mgmt          For                            For
       of the share capital (share split) and the
       amendment of the Articles of Association

9.     Adoption of a resolution on the amendment of              Non-Voting
       Articles

9.A    Amendment of Article 14, para. 2                          Mgmt          For                            For

9.B    Amendment of Article 17, para. 1                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BELGACOM SA DE DROIT PUBLIC, BRUXELLES                                                      Agenda Number:  701492922
--------------------------------------------------------------------------------------------------------------------------
    Security:  B10414116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Apr-2008
        ISIN:  BE0003810273
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the statutory reports on the annual               Non-Voting
       financial statements and the consolidated financial
       statements on the year 2007

2.     Receive the Auditors' reports on the annual               Non-Voting
       financial statements and the consolidated financial
       statements on the year 2007

3.     Receive the information by the Joint Committee            Non-Voting

4.     Receive the consolidated financial statements             Non-Voting
       on the year 2007

5.     Approve the financial statements and the allocation       Mgmt          No vote
       of income

6.     Grant discharge to the Directors                          Mgmt          No vote

7.     Grant discharge to the Auditors                           Mgmt          No vote

8.     Transact other business                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BELGACOM SA DE DROIT PUBLIC, BRUXELLES                                                      Agenda Number:  701494786
--------------------------------------------------------------------------------------------------------------------------
    Security:  B10414116                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-Apr-2008
        ISIN:  BE0003810273
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

E.1    Amend the Articles regarding notification Treshold        Mgmt          No vote
       of ownership

E.2    Amend the Article 13, 2nd Paragraph, of By-Laws           Mgmt          No vote
       regarding authorization to repurchase own shares

E.3    Grant authority for the implementation of approved        Mgmt          No vote
       resolutions and filing of required documents/formalities
       at Trade Registry




--------------------------------------------------------------------------------------------------------------------------
 BRISTOL-MYERS SQUIBB COMPANY                                                                Agenda Number:  932833557
--------------------------------------------------------------------------------------------------------------------------
    Security:  110122108                                                             Meeting Type:  Annual
      Ticker:  BMY                                                                   Meeting Date:  06-May-2008
        ISIN:  US1101221083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: L.B. CAMPBELL                       Mgmt          For                            For

1B     ELECTION OF DIRECTOR: J.M. CORNELIUS                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: L.J. FREEH                          Mgmt          For                            For

1D     ELECTION OF DIRECTOR: L.H. GLIMCHER, M.D.                 Mgmt          For                            For

1E     ELECTION OF DIRECTOR: M. GROBSTEIN                        Mgmt          For                            For

1F     ELECTION OF DIRECTOR: L. JOHANSSON                        Mgmt          For                            For

1G     ELECTION OF DIRECTOR: A.J. LACY                           Mgmt          For                            For

1H     ELECTION OF DIRECTOR: V.L. SATO, PH.D.                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: T.D. WEST, JR.                      Mgmt          For                            For

1J     ELECTION OF DIRECTOR: R.S. WILLIAMS, M.D.                 Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT REGISTERED PUBLIC             Mgmt          For                            For
       ACCOUNTING FIRM

03     EXECUTIVE COMPENSATION DISCLOSURE                         Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 BRITISH AMERICAN TOBACCO (MALAYSIA) BHD                                                     Agenda Number:  701503888
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y0971P110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  MYL4162OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Audited financial statements for              Mgmt          For                            For
       the FYE 31 DEC 2007 and the reports of the
       Directors and the Auditors thereon

2.     Approve the declaration and payment of a final            Mgmt          For                            For
       dividend

3.     Re-elect Mr. James Richard Suttie as a Director           Mgmt          For                            For
       of the Company who retires in accordance with
       the Articles 97 [1] and [2] of the Company's
       Articles of the Association

4.     Re-elect Mr. Dato' Chan Choon Ngai as a Director          Mgmt          For                            For
       of the Company who retires in accordance with
       the Articles 97 [1] and [2] of the Company's
       Articles of the Association

5.     Re-elect Mr. Jack Marie Henry David Bowles as             Mgmt          Against                        Against
       a Director of the Company who retires in accordance
       with the Articles 103 of the Company's Articles
       of the Association

6.     Re-elect Mr. Stephen James Rush as a Director             Mgmt          For                            For
       of the Company who retires in accordance with
       the Articles 103 of the Company's Articles
       of the Association

7.     Approve the increase of the limit of Non-Executive        Mgmt          For                            For
       Directors' fees from MYR 500,000.00 to MYR
       800,000.00

8.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

9.     Authorize the Company, subject to the provisions          Mgmt          For                            For
       of the Listing Requirements of Bursa Malaysia
       Securities Berhad, and/or its subsidiary companies
       to enter into recurrent related party transactions
       of a revenue or trading nature as specified,
       provided that such transactions are undertaken
       in the ordinary course of business, and on
       normal commercial terms which are not more
       favorable to the related party than those generally
       available to the public and are not detrimental
       to the minority shareholders; [Authority expires
       at the conclusion of the next AGM of the Company
       or at the expiration of the period within which
       the next AGM is to be held pursuant to Section
       143(1) of the Companies Act [the Act] [but
       shall not extend to such extension as may be
       allowed pursuant to Section 143(2) of the Act
       of the Companies Act 1965]; and that the Directors
       of the Company and/or its subsidiaries be authorized
       to complete and do all such acts and things
       as they may consider expedient or necessary
       in the best interest of the Company to give
       effect to the transactions as authorized by
       this resolution

S.10   Approve the proposed deletions, alternations,             Mgmt          For                            For
       modification, variations and additions to the
       Articles of Association of the Company in the
       manner specified and authorize the Directors
       and Secretary to sign and execute all relevant
       documents, acts and things as may be required
       for and in connection with and give effect
       to the proposed amendments with full powers
       to assent to any conditions, modifications,
       variations and/or amendments as may be required
       by the relevant authorities

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CHUNGHWA TELECOM CO., LTD.                                                                  Agenda Number:  932916793
--------------------------------------------------------------------------------------------------------------------------
    Security:  17133Q304                                                             Meeting Type:  Annual
      Ticker:  CHT                                                                   Meeting Date:  19-Jun-2008
        ISIN:  US17133Q3048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ISSUES TO BE APPROVED BY SHAREHOLDERS: TO ACCEPT          Mgmt          For                            For
       2007 BUSINESS REPORT AND FINANCIAL STATEMENTS.

1B     ISSUES TO BE APPROVED BY SHAREHOLDERS: TO APPROVE         Mgmt          For                            For
       THE PROPOSAL FOR DISTRIBUTION OF 2007 EARNINGS.

2A     ISSUES TO BE DISCUSSED: TO REVISE THE ARTICLES            Mgmt          For                            For
       OF INCORPORATION.

2B     ISSUES TO BE DISCUSSED: TO APPROVE THE PROPOSAL           Mgmt          For                            For
       FOR ISSUANCE OF NEW SHARES.

2C     ISSUES TO BE DISCUSSED: TO REVISE THE PROCEDURES          Mgmt          For                            For
       FOR ACQUISITIONS OR DISPOSAL OF ASSETS.




--------------------------------------------------------------------------------------------------------------------------
 CITIZENS COMMUNICATIONS COMPANY                                                             Agenda Number:  932855527
--------------------------------------------------------------------------------------------------------------------------
    Security:  17453B101                                                             Meeting Type:  Annual
      Ticker:  CZN                                                                   Meeting Date:  15-May-2008
        ISIN:  US17453B1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       KATHLEEN Q. ABERNATHY                                     Mgmt          For                            For
       LEROY T. BARNES, JR.                                      Mgmt          For                            For
       PETER C.B. BYNOE                                          Mgmt          For                            For
       MICHAEL T. DUGAN                                          Mgmt          For                            For
       JERI B. FINARD                                            Mgmt          For                            For
       LAWTON WEHLE FITT                                         Mgmt          For                            For
       WILLIAM M. KRAUS                                          Mgmt          For                            For
       HOWARD L. SCHROTT                                         Mgmt          For                            For
       LARRAINE D. SEGIL                                         Mgmt          For                            For
       DAVID H. WARD                                             Mgmt          For                            For
       MYRON A. WICK, III                                        Mgmt          For                            For
       MARY AGNES WILDEROTTER                                    Mgmt          For                            For

02     TO ADOPT AN AMENDMENT TO THE COMPANY'S RESTATED           Mgmt          For                            For
       CERTIFICATE OF INCORPORATION TO CHANGE THE
       COMPANY'S NAME TO FRONTIER COMMUNICATIONS CORPORATION.

03     TO ADOPT AN AMENDMENT TO THE COMPANY'S RESTATED           Mgmt          For                            For
       CERTIFICATE OF INCORPORATION TO REPLACE THE
       ENUMERATED PURPOSES CLAUSE WITH A GENERAL PURPOSES
       CLAUSE.

04     TO CONSIDER AND VOTE UPON A STOCKHOLDER PROPOSAL,         Mgmt          For                            Against
       IF PRESENTED AT THE MEETING.

05     TO RATIFY THE SELECTION OF KPMG LLP AS OUR INDEPENDENT    Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA DE SANEAMENTO BASICO DO ESTADO                                                    Agenda Number:  932753090
--------------------------------------------------------------------------------------------------------------------------
    Security:  20441A102                                                             Meeting Type:  Special
      Ticker:  SBS                                                                   Meeting Date:  30-Jul-2007
        ISIN:  US20441A1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ELECT A MEMBER OF THE BOARD OF DIRECTORS,              Mgmt          For
       PURSUANT TO PARAGRAPH 3 OF ARTICLE 14 OF THE
       COMPANY'S BYLAWS, FOR THE REMAINING TERM OF
       OFFICE OF THE REPLACED MEMBER.

02     TO RECTIFY AND RATIFY THE MANAGEMENT ACCOUNTS             Mgmt          For
       AND FINANCIAL STATEMENTS, JOINTLY WITH THE
       REPORTS OF THE FISCAL COUNCIL AND EXTERNAL
       AUDITORS, RELATED TO THE YEAR OF 2006, IN ACCORDANCE
       WITH THE MANAGEMENT REPORT, THE BALANCE SHEET
       AND RELATED NOTES TO THE FINANCIAL STATEMENTS,
       PURPOSE OF THE RESOLUTION OF THE ANNUAL GENERAL
       MEETING HELD ON APRIL 30, 2007.

03     TO RECTIFY AND RATIFY THE RESOLUTION ON THE               Mgmt          For
       PROFIT ALLOCATION AND TRANSFER OF THE BALANCE
       FROM RETAINED EARNINGS TO THE INVESTMENT RESERVE,
       IN ACCORDANCE WITH THE MULTIYEAR INVESTMENT
       PLAN CAPITAL BUDGET, RESOLVED AT THE ANNUAL
       GENERAL MEETING HELD ON APRIL 30, 2007.




--------------------------------------------------------------------------------------------------------------------------
 CONOCOPHILLIPS                                                                              Agenda Number:  932842912
--------------------------------------------------------------------------------------------------------------------------
    Security:  20825C104                                                             Meeting Type:  Annual
      Ticker:  COP                                                                   Meeting Date:  14-May-2008
        ISIN:  US20825C1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: HAROLD W. MCGRAW III                Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JAMES J. MULVA                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: BOBBY S. SHACKOULS                  Mgmt          For                            For

02     TO AMEND AMENDED AND RESTATED BY-LAWS AND RESTATED        Mgmt          For                            For
       CERTIFICATE OF INCORPORATION TO PROVIDE FOR
       THE ANNUAL ELECTION OF DIRECTORS

03     TO RATIFY APPOINTMENT OF ERNST & YOUNG LLP AS             Mgmt          For                            For
       CONOCOPHILLIPS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2008

04     QUALIFICATIONS FOR DIRECTOR NOMINEES                      Shr           Against                        For

05     REPORT ON RECOGNITION OF INDIGENOUS RIGHTS                Shr           Against                        For

06     ADVISORY VOTE ON EXECUTIVE COMPENSATION                   Shr           For                            Against

07     POLITICAL CONTRIBUTIONS                                   Shr           For                            Against

08     GREENHOUSE GAS REDUCTION                                  Shr           For                            Against

09     COMMUNITY ACCOUNTABILITY                                  Shr           Against                        For

10     DRILLING IN SENSITIVE/PROTECTED AREAS                     Shr           For                            Against

11     ENVIRONMENTAL IMPACT                                      Shr           For                            Against

12     GLOBAL WARMING                                            Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 DAVITA INC.                                                                                 Agenda Number:  932884819
--------------------------------------------------------------------------------------------------------------------------
    Security:  23918K108                                                             Meeting Type:  Annual
      Ticker:  DVA                                                                   Meeting Date:  09-Jun-2008
        ISIN:  US23918K1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: CHARLES G. BERG                     Mgmt          For                            For

1B     ELECTION OF DIRECTOR: WILLARD W. BRITTAIN, JR.            Mgmt          For                            For

1C     ELECTION OF DIRECTOR: NANCY-ANN DEPARLE                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: PAUL J. DIAZ                        Mgmt          For                            For

1E     ELECTION OF DIRECTOR: PETER T. GRAUER                     Mgmt          For                            For

1F     ELECTION OF DIRECTOR: JOHN M. NEHRA                       Mgmt          For                            For

1G     ELECTION OF DIRECTOR: WILLIAM L. ROPER, M.D.              Mgmt          For                            For

1H     ELECTION OF DIRECTOR: KENT J. THIRY                       Mgmt          For                            For

1I     ELECTION OF DIRECTOR: ROGER J. VALINE                     Mgmt          For                            For

1J     ELECTION OF DIRECTOR: RICHARD C. VAUGHAN                  Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR FISCAL YEAR 2008




--------------------------------------------------------------------------------------------------------------------------
 DE LA RUE PLC, BASINGSTOKE HAMPSHIRE                                                        Agenda Number:  701313518
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6448X115                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jul-2007
        ISIN:  GB00B09JC238
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Director's report and               Mgmt          For                            For
       financial statements of the Company for the
       YE 31 MAR 2007 together with the report of
       the Auditors

2.     Receive the remuneration report for the YE 31             Mgmt          For                            For
       MAR 2007

3.     Declare a final dividend of 13.27 pence on the            Mgmt          For                            For
       Company's ordinary shares in respect of the
       YE 31 MAR 2007

4.     Re-elect Mr. Leo M Quinn as the Director, who             Mgmt          For                            For
       retires by rotation pursuant to Article 38.1
       of the Company's Articles of Association [the
       Article]

5.     Re-elect Dr. Philip M G Nolan as the Director,            Mgmt          For                            For
       who retires by rotation pursuant to Article
       38.1 of the Company's Articles of Association
       [the Article]

6.     Re-elect Mr. Keith H Hodgkinson as the Director           Mgmt          For                            For

7.     Re-elect Mr. Nicholas A Brookes as the Director           Mgmt          For                            For

8.     Re-elect Mr. D Warren A East as the Director,             Mgmt          For                            For
       pursuant to Article 33.1 of the Articles

9.     Appoint KPMG Audit Plc as the Auditors of the             Mgmt          For                            For
       Company, to hold office until the conclusion
       of next general meeting at which accounts are
       laid before the Company

10     Authorize the Directors to determine the Auditors         Mgmt          For                            For
       remuneration

11.    Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 80 of the Companies Act 1985 [the Act],
       to allot relevant securities up to an aggregate
       nominal amount of GBP 14,891,424; [Authority
       expires at the conclusion of the next AGM of
       the Company]; and the Directors may make allotments
       during the relevant period which may be exercised
       after the relevant period

S.12   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities for cash pursuant to the authority
       conferred by Resolution 11 or otherwise in
       the case of treasury shares [Section 162(3)
       of the Act] disapplying the statutory pre-emption
       rights [Section 89(1)], provided that this
       power is limited to the allotment of equity
       securities a) in connection with a rights issue,
       open offer or other offers in favor of ordinary
       shareholders; and b) up to an aggregate nominal
       amount of GBP 2,233,996; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.13   Approve and ratify the steps taken by the Directors       Mgmt          For                            For
       pursuant to Articles 99 and 102 of the Articles
       of Association of the Company or otherwise
       in consequence of or in connection with the
       technical breach of the Companies Act 1985
       in relation to a distribution [the Special
       Dividend] of 38.0 pence per share paid to shareholders
       on the register of Members at the close of
       business on 29 JUL 2005 [the Relevant Shareholders]
       on 05 AUG 2005 including the payment paid made
       on 28 NOV 2006 by way of interim dividend in
       respect of the year ended 25 MAR 2006 to each
       relevant shareholders of an amount equal to
       the payment made on 05 AUG 2005, which dividend
       was satisfied by the release by the company
       of each and any claim against each relevant
       shareholders for the repayment of an amount
       equal to the payment received by such relevant
       shareholders on 05 AUG 2005

S.14   Authorize the Company to send or supply any               Mgmt          For                            For
       document or information that is required to
       be sent or supplied by a provision of the Companies
       Act (as defined in Section 2 of the Companies
       Act 2006 (the Act), or pursuant to the Company's
       Articles of Association or to any other rules
       and regulations to which the Company may subject,
       by making it available on a website, the provisions
       of the Act which apply to sending or supplying
       any document or information that is required
       or authorized to be sent or supplied by a provision
       of the Companies Act (as defined in Section
       2 of the Act) by making it available on a website
       shall also apply, with any necessary changes,
       to sending or supplying any document or information
       required or authorized to be sent by the Company's
       Articles of Association or any other rules
       or regulations to which the Company may be
       subject by making it available on a website,
       and the resolution shall supersede any provisions
       in the Company's Articles of Association to
       the extent that it is inconsistent with this
       Resolution

15.    Approve, subject to and conditional upon admission        Mgmt          For                            For
       of the New Ordinary Shares [as specified] to
       the Official List of the United Kingdom Listing
       Authority and to trading on the London Stock
       Exchange Plc becoming effective; [a] all the
       ordinary shares of 27 1/9 pence each in the
       capital of the Company which at the close of
       the business on 27 JUL 2007 [or such other
       time and date as the Directors of the Company
       may determine] are shown in the books of the
       Company as authorized, whether issued or unissued
       shall be subdivided into new ordinary shares
       of 1 62/63 pence each in the capital of the
       Company [the Intermediate Ordinary Shares]
       [b] immediately thereafter, all intermediate
       Ordinary Shares that are unissued shall be
       consolidated into new Ordinary Shares of 29
       16/21 pence each in the capital of the Company
       [the Unissued Ordinary Shares] provided that,
       where such consolidation would otherwise result
       in a fraction of an Unissued New Ordinary Share,
       that number of Intermediate Ordinary Shares
       which would otherwise constitute such fraction
       shall be cancelled pursuant to Section 121[2][e]
       of the Companies Act and [c] immediately there
       after, all intermediate Ordinary Shares that
       are unissued shall be consolidated into new
       ordinary shares of 29 16/21 pence each in the
       capital of the Company [the Unissued Ordinary
       Shares] provided that, where such consolidation
       results in any shareholder being entitled to
       a fraction of a new ordinary share to which
       other shareholders of the Company may be entitled
       and authorize the Directors of the Company
       in accordance with the Company's Articles of
       Association of the Company to sell [or appoint
       any other person to sell] on behalf of the
       relevant shareholders, all the New Ordinary
       Shares representing such fractions at the best
       price reasonable obtained to any person, and
       to distribute the proceeds of sale [net of
       expenses] in due proportion among the relevant
       shareholders entitled thereto [save that fraction
       of a penny which would otherwise be payable
       shall be rounded up or down in accordance with
       the usual practice of the registrars of the
       Company] and [or any person appointed by the
       Directors of the Company] to execute an instrument
       in transfer of respect of such sharers on behalf
       of the relevant shareholders and to do all
       such things the Directors consider necessary
       or expedient to effect the transfer of such
       shares to, or in accordance with the directions
       of, any buyer of any shares

S.16   Authorize the Company, subject to and conditional         Mgmt          For                            For
       upon Resolution 15, pursuant to Article 83
       of its Articles of Association and in accordance
       with Section 166 of the Act 1985, to make market
       purchases [Section 163(3) of the Act] of up
       to 22,503,675 New Ordinary Shares [14.99% of
       the Company's issued New Share Capital] of
       10% of the issued share capital of the Company,
       at a minimum price of 29 16/28 pence and not
       more than 105% above the average market value
       for such shares derived from the London Stock
       Exchange Daily Official List, for the 5 business
       days preceding the date of purchase; [Authority
       expires at the conclusion of the next AGM of
       the Company]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry




--------------------------------------------------------------------------------------------------------------------------
 DIAGEO PLC                                                                                  Agenda Number:  932775868
--------------------------------------------------------------------------------------------------------------------------
    Security:  25243Q205                                                             Meeting Type:  Annual
      Ticker:  DEO                                                                   Meeting Date:  16-Oct-2007
        ISIN:  US25243Q2057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     REPORTS AND ACCOUNTS 2007                                 Mgmt          For                            For

02     DIRECTORS' REMUNERATION REPORT 2007                       Mgmt          For                            For

03     DECLARATION OF FINAL DIVIDEND                             Mgmt          For                            For

04     RE-ELECTION OF MS M LILJA (MEMBER OF AUDIT,               Mgmt          For                            For
       NOMINATION, REMUNERATION COMMITTEE)

05     RE-ELECTION OF MR NC ROSE (MEMBER OF EXECUTIVE            Mgmt          For                            For
       COMMITTEE)

06     RE-ELECTION OF MR PA WALKER (MEMBER OF AUDIT,             Mgmt          For                            For
       NOMINATION, AND REMUNERATION COMMITTEE)

07     RE-APPOINTMENT AND REMUNERATION OF AUDITOR                Mgmt          For                            For

08     AUTHORITY TO ALLOT RELEVANT SECURITIES                    Mgmt          For                            For

09     DISAPPLICATION OF PRE-EMPTION RIGHTS                      Mgmt          For                            For

10     AUTHORITY TO PURCHASE OWN ORDINARY SHARES                 Mgmt          For                            For

11     AUTHORITY TO MAKE POLITICAL DONATIONS AND/OR              Mgmt          For                            For
       TO INCUR POLITICAL EXPENDITURE

12     ADOPTION OF DIAGEO PLC 2007 UNITED STATES EMPLOYEE        Mgmt          For                            For
       STOCK PURCHASE PLAN

13     AMENDMENTS TO THE ARTICLES OF ASSOCIATION                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DIAMOND OFFSHORE DRILLING, INC.                                                             Agenda Number:  932868992
--------------------------------------------------------------------------------------------------------------------------
    Security:  25271C102                                                             Meeting Type:  Annual
      Ticker:  DO                                                                    Meeting Date:  20-May-2008
        ISIN:  US25271C1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES S. TISCH                                            Mgmt          Withheld                       Against
       LAWRENCE R. DICKERSON                                     Mgmt          Withheld                       Against
       JOHN R. BOLTON                                            Mgmt          For                            For
       CHARLES L. FABRIKANT                                      Mgmt          Withheld                       Against
       PAUL G. GAFFNEY II                                        Mgmt          For                            For
       HERBERT C. HOFMANN                                        Mgmt          Withheld                       Against
       ARTHUR L. REBELL                                          Mgmt          Withheld                       Against
       RAYMOND S. TROUBH                                         Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY
       FOR FISCAL YEAR 2008.




--------------------------------------------------------------------------------------------------------------------------
 DNB NOR ASA, OSLO                                                                           Agenda Number:  701520808
--------------------------------------------------------------------------------------------------------------------------
    Security:  R1812S105                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  NO0010031479
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Approve the remuneration of Committee of representatives, Mgmt          For                            For
       Control Committee and the Nomination Committee

2.     Approve the Auditor's remuneration                        Mgmt          For                            For

3.     Approve the financial statements and the statutory        Mgmt          For                            For
       reports; allocation of income and dividends
       of NOK 4.50 per share, group contributions
       in the amount of 6.5 billion to subsidiary
       Vital Forsikring ASA

4.     Elect 10 members of the Committee of representatives      Mgmt          For                            For

5.     Elect the Vice-Chairman and 1 deputy to the               Mgmt          For                            For
       Control Committee

6.     Elect 4 members to the Election Committee in              Mgmt          For                            For
       DNB NOR ASA

7.     Elect Ernst Young as the Auditors                         Mgmt          For                            For

8.     Grant authority to repurchase up to 10% of the            Mgmt          For                            For
       issued share capital

9.A    Approve the advisory part of remuneration policy          Mgmt          For                            For
       and other terms of employment for executive
       management

9.B    Approve the binding part of remuneration policy           Mgmt          For                            For
       and other terms of employment for executive
       management

10.    Approve the changes to instructions for the               Mgmt          For                            For
       Election Committee

11.    Amend the Company's Articles of Association               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DUKE ENERGY CORPORATION                                                                     Agenda Number:  932831096
--------------------------------------------------------------------------------------------------------------------------
    Security:  26441C105                                                             Meeting Type:  Annual
      Ticker:  DUK                                                                   Meeting Date:  08-May-2008
        ISIN:  US26441C1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM BARNET, III                                       Mgmt          For                            For
       G. ALEX BERNHARDT, SR.                                    Mgmt          For                            For
       MICHAEL G. BROWNING                                       Mgmt          For                            For
       DANIEL R. DIMICCO                                         Mgmt          For                            For
       ANN MAYNARD GRAY                                          Mgmt          For                            For
       JAMES H. HANCE, JR.                                       Mgmt          For                            For
       JAMES T. RHODES                                           Mgmt          For                            For
       JAMES E. ROGERS                                           Mgmt          For                            For
       MARY L. SCHAPIRO                                          Mgmt          For                            For
       PHILIP R. SHARP                                           Mgmt          For                            For
       DUDLEY S. TAFT                                            Mgmt          For                            For

02     RATIFICATION OF DELOITTE & TOUCHE LLP AS DUKE             Mgmt          For                            For
       ENERGY CORPORATION'S INDEPENDENT PUBLIC ACCOUNTANT
       FOR 2008

03     APPROVAL OF THE AMENDED AND RESTATED DUKE ENERGY          Mgmt          For                            For
       CORPORATION EXECUTIVE SHORT-TERM INCENTIVE
       PLAN




--------------------------------------------------------------------------------------------------------------------------
 E. I. DU PONT DE NEMOURS AND COMPANY                                                        Agenda Number:  932834117
--------------------------------------------------------------------------------------------------------------------------
    Security:  263534109                                                             Meeting Type:  Annual
      Ticker:  DD                                                                    Meeting Date:  30-Apr-2008
        ISIN:  US2635341090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD H. BROWN                                          Mgmt          For                            For
       ROBERT A. BROWN                                           Mgmt          For                            For
       BERTRAND P. COLLOMB                                       Mgmt          For                            For
       CURTIS J. CRAWFORD                                        Mgmt          For                            For
       ALEXANDER M. CUTLER                                       Mgmt          For                            For
       JOHN T. DILLON                                            Mgmt          For                            For
       ELEUTHERE I. DU PONT                                      Mgmt          For                            For
       MARILLYN A. HEWSON                                        Mgmt          For                            For
       CHARLES O. HOLLIDAY, JR                                   Mgmt          For                            For
       LOIS D. JULIBER                                           Mgmt          For                            For
       SEAN O'KEEFE                                              Mgmt          For                            For
       WILLIAM K. REILLY                                         Mgmt          For                            For

02     ON RATIFICATION OF INDEPENDENT REGISTERED PUBLIC          Mgmt          For                            For
       ACCOUNTING FIRM

03     ON PLANT CLOSURE                                          Shr           Against                        For

04     ON SEPARATION OF POSITIONS OF CHAIRMAN AND CEO            Shr           For                            Against

05     ON GLOBAL WARMING REPORT                                  Shr           Against                        For

06     ON AMENDMENT TO HUMAN RIGHTS POLICY                       Shr           Against                        For

07     ON SHAREHOLDER SAY ON EXECUTIVE PAY                       Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 ENEL SOCIETA PER AZIONI                                                                     Agenda Number:  701561195
--------------------------------------------------------------------------------------------------------------------------
    Security:  T3679P115                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  11-Jun-2008
        ISIN:  IT0003128367
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

O.1    Approve the financial statement at 31 DEC 2007,           Mgmt          No vote
       Board of Directors and Auditors, Independent
       Auditors report, any adjournment thereof, consolidated
       financial statement at 31 DEC 2007

O.2    Approve the designation of profits                        Mgmt          No vote

O.3    Approve the number of Directors                           Mgmt          No vote

O.4    Approve the term of an office of the Board of             Mgmt          No vote
       Directors

O.5    Appoint the Directors                                     Mgmt          No vote

O.6    Appoint the Chairman                                      Mgmt          No vote

O.7    Approve the emoluments of the Board of Directors          Mgmt          No vote

O.8    Approve the emoluments of the Independent Auditors        Mgmt          No vote

O.9    Approve the Stock Option Plan                             Mgmt          No vote

O.10   Approve the Inventive Bonus Scheme                        Mgmt          No vote

E.1    Approve the Board of Directors concerning the             Mgmt          No vote
       capital increase approval for the Stock Option
       Plan 2008, any adjournment thereof, and amend
       the Article 5 of the Company




--------------------------------------------------------------------------------------------------------------------------
 FAIRFAX MEDIA LTD, SYDNEY                                                                   Agenda Number:  701393869
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q37116102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Nov-2007
        ISIN:  AU000000FXJ5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial reports of the Company,             Non-Voting
       the Directors Report, the Auditors Report and
       the Statement by the Directors for the FYE
       01 JUL 2007

2.A    Elect Mr. John B. Fairfax AM as a Director of             Mgmt          For                            For
       the Company, who retires in accordance with
       the Constitution

2.B    Elect Mr. Nicholas Fairfax as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       the Constitution

2.C    Elect Mr. Robert Savage as a Director of the              Mgmt          For                            For
       Company, who retires in accordance with the
       Constitution

2.D    Re-elect Mrs. Julia King as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with the
       Constitution

2.E    Re-elect Mr. David Evans as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with the
       Constitution

3.     Approve the Remuneration Report for the YE 01             Mgmt          For                            For
       JUL 2007

4.     Approve to increase the maximum aggregate amount          Mgmt          For                            For
       payable to the Non-Executive Directors by way
       of the Directors' fees from AUD 1,500,000 to
       AUD 2,000,000 per annum




--------------------------------------------------------------------------------------------------------------------------
 FAR EASTONE TELECOMMUNICATIONS CO LTD                                                       Agenda Number:  701580032
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7540C108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jun-2008
        ISIN:  TW0004904008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    To report the 2007 business operations                    Non-Voting

A.2    To report the 2007 financial statements                   Non-Voting

A.3    To report the 2007 audited reports                        Non-Voting

A.4    To report the establishment for the Rules of              Non-Voting
       the Board Meeting

B.1    Approve the 2007 financial statements                     Mgmt          For                            For

B.2    Approve the 2007 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 3.1 per share

B.3    Approve the proposal to release the prohibition           Mgmt          For                            For
       on the Directors from participation in the
       competitive business

B.4    Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 FORTIS SA/NV                                                                                Agenda Number:  701325361
--------------------------------------------------------------------------------------------------------------------------
    Security:  B4399L102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-Aug-2007
        ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Opening                                                   Non-Voting

2.     Approve to make a public offer to be launched             Mgmt          No vote
       by Fortis, Royal Bank of Scotland and Santander
       through a jointly owned Company on 100% of
       the issued and outstanding share capital of
       ABN AMRO Holding N.V., and to thus acquire
       an economic interest in certain businesses
       of the ABN AMRO group; and to subsequently
       acquire certain businesses of the ABN AMRO
       group from the jointly owned company, all as
       specified

3.1    Special Report by the Board of Directors on               Non-Voting
       the use and purpose of the authorized capital
       prepared in accordance with Article 604 of
       the Belgian Companies Code

3.2.1  Approve the proposal to cancel the unused balance         Mgmt          No vote
       of the authorized capital existing at the date
       of the publication in the Belgian State Gazette
       of the amendment to the Articles of Association
       of the Company resolved by the EGM of Shareholders
       of 06 AUG 2007 and to merge the paragraphs
       a) and b) in one paragraph worded as follows:
       "a) Subject to Twinned Share Principle, the
       Board of Directors is authorized to increase
       the Company capital, in one or more transactions,
       with a maximum amount of one billion one hundred
       and forty-eight million one hundred and twelve
       thousand (1,148,112,000) Euros. This authorization
       is granted to the Board of Directors for a
       period of 3 years starting on the date of the
       publication in the Belgian State Gazette of
       the amendment to the Articles of Association
       of the Company resolved by the EGM of shareholders
       of 06 AUG 2007"

3.2.2  Approve the proposal to include a new paragraph           Mgmt          No vote
       b) worded as follows: "b) furthermore, in the
       context of a public offer on, and the acquisition
       of certain businesses of ABN AMRO Holding N.V.,
       the Board of Directors is authorized to increase
       the Company capital, with a maximum amount
       of four billion six hundred and nine million
       five hundred and eighty-four thousand [4,609,584,000]
       Euros; this additional authorization is granted
       to the Board of Directors until 31 MAR 2008
       and will expire on that date if the Board of
       Directors has not partially or fully used it
       in the aforementioned context by such a date"

3.2.3  Approve the proposal to replace in paragraph              Mgmt          No vote
       c) the word 'authorization' with the word 'authorizations'

3.3    Approve the proposal to delegate authority to             Mgmt          No vote
       the Company Secretary, with power to sub-delegate,
       to coordinate the text of the Articles of Association
       in accordance with the decisions made

4.     Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 FORTIS SA/NV                                                                                Agenda Number:  701326109
--------------------------------------------------------------------------------------------------------------------------
    Security:  B4399L102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-Aug-2007
        ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening                                                   Non-Voting

2.     Approve to make a public offer to be launched             Mgmt          No vote
       by Fortis, Royal Bank of Scotland and Santander
       through a jointly owned Company on 100% of
       the issued and outstanding share capital of
       ABN AMRO Holding N.V., and to thus acquire
       an economic interest in certain businesses
       of the ABN AMRO Group; and ii) to subsequently
       acquire certain businesses of the ABN AMRO
       Group from the jointly owned company, as specified

3.1    Amend Article 8 of the Articles of Association            Mgmt          No vote
       as specified

3.2    Authorize any and all Members of the Board of             Mgmt          No vote
       Directors as well as any and all Civil-Law
       notaries, associates and paralegals practicing
       with De Brauw Blackstone Westbroek to draw
       up the draft of the required notarial deed
       of amendment to the Articles of Association,
       to apply for the required ministerial declaration
       of no-objection, as well as to execute the
       notarial deed of amendment to the Articles
       of Association

4.     Closure                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 FORTUM CORPORATION, ESPOO                                                                   Agenda Number:  701464442
--------------------------------------------------------------------------------------------------------------------------
    Security:  X2978Z118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Apr-2008
        ISIN:  FI0009007132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 1.35 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Supervisory               Mgmt          For                            For
       Board

1.5    Approve the remuneration of the Board Members             Mgmt          For                            For

1.6    Approve the remuneration of the Auditor(s)                Mgmt          For                            For

1.7    Approve the number of the Supervisory Board               Mgmt          For                            For

1.8    Approve the number of the Board Members                   Mgmt          For                            For

1.9    Elect the Supervisory Board                               Mgmt          For                            For

1.10   Elect the Board Members                                   Mgmt          For                            For

1.11   Elect the Auditor[s]                                      Mgmt          For                            For

2.     Amend the Articles of Association                         Mgmt          For                            For

3.     Authorize the Board to decide on acquiring the            Mgmt          For                            For
       Company's own shares

4.     Appoint a Nomination Committee                            Mgmt          Against                        Against

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       Approve to abolish the Supervisory Board




--------------------------------------------------------------------------------------------------------------------------
 FRANCE TELECOM SA, PARIS                                                                    Agenda Number:  701531849
--------------------------------------------------------------------------------------------------------------------------
    Security:  F4113C103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  FR0000133308
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.  The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; and approve the Company's
       financial statements for the YE in 31 DEC 2007,
       as presented, showing income of EUR 7,330,505,340.29;
       accordingly, grant permanent discharge to the
       Members of the Board of Directors for the performance
       of their duties during the said FY

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve to deduct from the income for the FY              Mgmt          For                            For
       [of 7,330,505,340.29] a sum of 3,070,312.40
       to appropriate it to the legal reserve, 1,045,739,564.40
       it notes that the distributable income, after
       allocation of EUR 3,070,312.40 to the legal
       reserve and considering the credit retained
       earnings of EUR 8,512,649,858.16, is of EUR
       15,840,084,886.05; receive a net dividend of
       EUR 1.30 per share, and will entitle to the
       40% deduction provided by the French Tax Code;
       this dividend will be paid on 03 JUN 2008;
       and authorize the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities in the event that the Company would
       hold some of its own shares on such date, so
       that the amount of the unpaid dividend on such
       shares be allocated to the retained earnings;
       as required by law, it is reminded that for
       the last 3 FYs, the dividends paid, were as
       follows: EUR 048 for FY 2004 entitled to the
       50% deduction provided by the French Tax Code
       EUR 1.00 for FY 2005, entitled to the 40% deduction
       provided by the French Tax Code, EUR 1.20 for
       FY 2006, entitled to the 40% deduction provided
       by the French Tax Code

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial Code, approve the agreements
       entered into and authorized during previous
       FYs

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.42 of
       the French Commercial Code, and approve the
       agreement in favor of Mr. Didier Lombard

O.6    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 40.00, maximum number of
       shares to be acquired: 10% of the share capital,
       i.e. 261,434,891 shares on 31 DEC 2008, maximum
       funds invested in the share buybacks: EUR 10,457,395,644.00;
       the number of shares acquired by the Company
       with a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       cannot exceed 5% of its capital; to cancel,
       effective immediately, for the unused portion
       thereof, the authority granted by resolution
       NR. 5 of the combined shareholders' meeting
       of 21 MAY 2007; to take all necessary measures
       and accomplish all necessary formalities[Authority
       expires at the end of 18 month period]

O.7    Ratify the cooptation of Mr. Charles Henri Filippi        Mgmt          For                            For
       as a Director, to replace Mr. Stephane Richard
       who resigned

O.8    Ratify the cooptation of Mr. Jose Luis Duran              Mgmt          For                            For
       as a Director, to replace Mr. Arnaud Lagardere
       who resigned

O.9    Appoint Mr. Charles Henri Filippi as a Direector,         Mgmt          For                            For
       for the term of office period set forth in
       Article Nr. 13 of the By-Laws year

O.10   Appoint Mr. Jose Luis Duran as a Director, for            Mgmt          For                            For
       the term of office period set forth in Article
       Nr. 13 of the By-laws year period

O.11   Approve to award total annual fees of EUR 600,000.00      Mgmt          For                            For
       to the Members of the Board of Directors

E.12   Amend the Article Nr. 13 of the By-Laws                   Mgmt          For                            For

E.13   Authorize the Board of Directors to increase              Mgmt          For                            For
       on one or more occasions, in France or abroad,
       the share capital to a maximum nominal amount
       of EUR 80,000,000.00, by issuance, with cancellation
       of preferential subscription rights, of ordinary
       shares to be subscribed wither in cash or by
       the offsetting of debts; this amount shall
       count against the ceiling set forth in Resolution
       Nr. 17 of the combined shareholders' meeting
       of 21 MAY 2007; to cancel the shareholders'
       preferential subscription rights in favor of
       the holders of options giving the right to
       subscribe for shares or, of shares of Orange
       Sa, having signed a liquidity contract with
       the Company; to cancel effective immediately,
       for the unused portion thereof, the authority
       granted by resolution Nr. 5 of the combined
       shareholders' meeting of 21 MAY 2007;to take
       all necessary measures and accomplish all necessary
       formalities[Authority expires at the end of
       18 month period]

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       on one or more occasions, in France or abroad,
       the share capital to a maximum nominal amount
       of EUR 1,000,000.00 by issuance, with cancellation
       of preferential subscription rights, and allocation
       free of charge, of liquidity instruments options
       [ILO]: warrants giving the right to be paid
       in cash and, or to ordinary existing shares
       and, or to be issued; this amount shall count
       against the overall value set forth in Resolution
       Nr. 16 of the combined shareholders' meeting
       of 21 MAY 2007; to cancel, effective immediately,
       for the unused portion thereof, the authority
       granted by Resolution Nr. 16 of the combined
       shareholders' meeting of 21 MAY 2007 to cancel
       the shareholders' preferential subscription
       rights in favour of holders of options giving
       right to subscribe to shares of orange S.A
       having signed a liquidity contract with the
       Company and to take all necessary measures
       and accomplish all necessary formalities[Authority
       expires at the end of 18 month period]

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, by way of issuing ordinary
       shares or securities, in favor of employees
       and former employees who are Members of a savings
       plan of the Group France Telecom or by the
       allocation free of charge, of ordinary existing
       or future shares of the Company; the ceiling
       of the nominal amount of capital increase of
       France Telecom resulting from the issues carried
       out by virtue of the present delegation is
       set at EUR 500,000,000.00 [ this ceiling is
       different from the ceilings of capital increase
       carried out by way of issuing ordinary shares
       or securities authorized by resolutions Nr.
       8 to 14 of the combined shareholders' meeting
       of 21 MAY 2007 and the previous resolutions
       Nr. 13 and 14; the ceiling of the nominal amount
       of capital increases of France Telecom resulting
       from the issues carried out by virtue of the
       present delegation, by capitalizing reserves,
       profits or premiums is set at EUR 500,000,000.00
       [this ceiling is different from the ceiling
       set forth in resolution Nr. 19 of the combined
       shareholders' meeting of 21 MAY 2007]; to cancel
       the shareholders' preferential subscription
       rights in favor of beneficiaries aforementioned;
       Approve to cancel effective immediately, for
       the unused portion thereof, the authority granted
       by resolution Nr. 21 of the combined shareholders'
       meeting of 21 MAY 2007to take all necessary
       measures and accomplish all necessary formalities[Authority expires at the end of 18 month period]

E.16   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; Approve to cancel, effective immediately,
       for the unused portion thereof, the authority
       granted by resolution Nr. 22 of the combined
       shareholders' meeting of 21 MAY 2007 [Authority
       expires at the end of 18 month period]

E.17   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 GENERAL ELECTRIC COMPANY                                                                    Agenda Number:  932823481
--------------------------------------------------------------------------------------------------------------------------
    Security:  369604103                                                             Meeting Type:  Annual
      Ticker:  GE                                                                    Meeting Date:  23-Apr-2008
        ISIN:  US3696041033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A1     ELECTION OF DIRECTOR: JAMES I. CASH, JR.                  Mgmt          For                            For

A2     ELECTION OF DIRECTOR: SIR WILLIAM M. CASTELL              Mgmt          For                            For

A3     ELECTION OF DIRECTOR: ANN M. FUDGE                        Mgmt          For                            For

A4     ELECTION OF DIRECTOR: CLAUDIO X. GONZALEZ                 Mgmt          Against                        Against

A5     ELECTION OF DIRECTOR: SUSAN HOCKFIELD                     Mgmt          For                            For

A6     ELECTION OF DIRECTOR: JEFFREY R. IMMELT                   Mgmt          For                            For

A7     ELECTION OF DIRECTOR: ANDREA JUNG                         Mgmt          For                            For

A8     ELECTION OF DIRECTOR: ALAN G. (A.G.) LAFLEY               Mgmt          For                            For

A9     ELECTION OF DIRECTOR: ROBERT W. LANE                      Mgmt          For                            For

A10    ELECTION OF DIRECTOR: RALPH S. LARSEN                     Mgmt          For                            For

A11    ELECTION OF DIRECTOR: ROCHELLE B. LAZARUS                 Mgmt          For                            For

A12    ELECTION OF DIRECTOR: JAMES J. MULVA                      Mgmt          For                            For

A13    ELECTION OF DIRECTOR: SAM NUNN                            Mgmt          For                            For

A14    ELECTION OF DIRECTOR: ROGER S. PENSKE                     Mgmt          For                            For

A15    ELECTION OF DIRECTOR: ROBERT J. SWIERINGA                 Mgmt          For                            For

A16    ELECTION OF DIRECTOR: DOUGLAS A. WARNER III               Mgmt          For                            For

B      RATIFICATION OF KPMG                                      Mgmt          For                            For

01     CUMULATIVE VOTING                                         Shr           For                            Against

02     SEPARATE THE ROLES OF CEO AND CHAIRMAN                    Shr           For                            Against

03     RECOUP UNEARNED MANAGEMENT BONUSES                        Shr           Against                        For

04     CURB OVER-EXTENDED DIRECTORS                              Shr           For                            Against

05     REPORT ON CHARITABLE CONTRIBUTIONS                        Shr           Against                        For

06     GLOBAL WARMING REPORT                                     Shr           Against                        For

07     ADVISORY VOTE ON EXECUTIVE COMPENSATION                   Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 GKN PLC, REDDITCH                                                                           Agenda Number:  701511506
--------------------------------------------------------------------------------------------------------------------------
    Security:  G39004232                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  GB0030646508
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and accounts                Mgmt          For                            For

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Re-elect Mr. R.D. Brown as a Director                     Mgmt          For                            For

4.     Re-elect Mr. M.J.S. Bryson as a Director                  Mgmt          For                            For

5.     Re-elect Mr. A. Reynolds Smith as a Director              Mgmt          For                            For

6.     Re-elect Mr. W.C. Seeger as a Director                    Mgmt          For                            For

7.     Re-elect Mr. R. Parry-Jones as a Director                 Mgmt          For                            For

8.     Re-elect Mr. N.M. Stein as a Director                     Mgmt          For                            For

9.     Re-elect Mr. J.M. Sheldrick as a Director                 Mgmt          For                            For

10.    Re-elect Sir Peter Williams as a Director                 Mgmt          For                            For

11.    Re-appoint the Auditors                                   Mgmt          For                            For

12.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

13.    Authorize the Directors to allot shares in the            Mgmt          For                            For
       Company

S.14   Authorize the Directors to display pre-emption            Mgmt          For                            For
       rights

15.    Approve the remuneration report of the Director's         Mgmt          For                            For

S.16   Authorize the Company to purchase its own shares          Mgmt          For                            For

17.    Authorize the Company to make political donations         Mgmt          For                            For

18.    Approve the amendments to the GKN Long Term               Mgmt          For                            For
       Incentive Plan 2004

S.19   Approve the amendments to the Articles of Association     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GREAT PLAINS ENERGY INCORPORATED                                                            Agenda Number:  932767621
--------------------------------------------------------------------------------------------------------------------------
    Security:  391164100                                                             Meeting Type:  Special
      Ticker:  GXP                                                                   Meeting Date:  10-Oct-2007
        ISIN:  US3911641005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE ISSUANCE OF SHARES OF GREAT               Mgmt          For                            For
       PLAINS ENERGY INCORPORATED COMMON STOCK AS
       CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER,
       DATED AS OF FEBRUARY 6, 2007, BY AND AMONG
       AQUILA, INC., GREAT PLAINS ENERGY INCORPORATED,
       GREGORY ACQUISITION CORP. AND BLACK HILLS CORPORATION,
       INCLUDING ALL EXHIBITS AND SCHEDULES THERETO.

02     APPROVAL OF AUTHORITY OF THE PROXY HOLDERS TO             Mgmt          For                            For
       VOTE IN FAVOR OF A MOTION TO ADJOURN THE MEETING
       FOR THE PURPOSE OF SOLICITING ADDITIONAL PROXIES.




--------------------------------------------------------------------------------------------------------------------------
 GREAT PLAINS ENERGY INCORPORATED                                                            Agenda Number:  932834888
--------------------------------------------------------------------------------------------------------------------------
    Security:  391164100                                                             Meeting Type:  Annual
      Ticker:  GXP                                                                   Meeting Date:  06-May-2008
        ISIN:  US3911641005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       D.L. BODDE                                                Mgmt          For                            For
       M.J. CHESSER                                              Mgmt          For                            For
       W.H. DOWNEY                                               Mgmt          For                            For
       M.A. ERNST                                                Mgmt          For                            For
       R.C. FERGUSON, JR.                                        Mgmt          For                            For
       L.A. JIMENEZ                                              Mgmt          For                            For
       J.A. MITCHELL                                             Mgmt          For                            For
       W.C. NELSON                                               Mgmt          For                            For
       L.H. TALBOTT                                              Mgmt          For                            For
       R.H. WEST                                                 Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE          Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 HCP, INC.                                                                                   Agenda Number:  932838709
--------------------------------------------------------------------------------------------------------------------------
    Security:  40414L109                                                             Meeting Type:  Annual
      Ticker:  HCP                                                                   Meeting Date:  24-Apr-2008
        ISIN:  US40414L1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT R. FANNING, JR.                                    Mgmt          For                            For
       JAMES F. FLAHERTY III                                     Mgmt          For                            For
       CHRISTINE N. GARVEY                                       Mgmt          For                            For
       DAVID B. HENRY                                            Mgmt          For                            For
       LAURALEE E. MARTIN                                        Mgmt          For                            For
       MICHAEL D. MCKEE                                          Mgmt          For                            For
       HAROLD M. MESSMER, JR.                                    Mgmt          For                            For
       PETER L. RHEIN                                            Mgmt          For                            For
       KENNETH B. ROATH                                          Mgmt          For                            For
       RICHARD M. ROSENBERG                                      Mgmt          For                            For
       JOSEPH P. SULLIVAN                                        Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS HCP'S INDEPENDENT AUDITORS FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 IDEARC INC.                                                                                 Agenda Number:  932829976
--------------------------------------------------------------------------------------------------------------------------
    Security:  451663108                                                             Meeting Type:  Annual
      Ticker:  IAR                                                                   Meeting Date:  01-May-2008
        ISIN:  US4516631086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JERRY V. ELLIOTT                                          Mgmt          For                            For
       JONATHAN F. MILLER                                        Mgmt          For                            For
       DONALD B. REED                                            Mgmt          For                            For
       STEPHEN L. ROBERTSON                                      Mgmt          For                            For
       THOMAS S. ROGERS                                          Mgmt          For                            For
       PAUL E. WEAVER                                            Mgmt          For                            For

02     APPROVAL OF THE 2008 INCENTIVE COMPENSATION               Mgmt          For                            For
       PLAN.

03     RATIFICATION OF ERNST & YOUNG LLP AS IDEARC'S             Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 INBEV SA, BRUXELLES                                                                         Agenda Number:  701517027
--------------------------------------------------------------------------------------------------------------------------
    Security:  B5064A107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  BE0003793107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

A.1    Receive the Management report by the Board of             Non-Voting
       directors on the accounting year ending on
       31 December 2007

A.2    Receive the statutory Auditor report on the               Non-Voting
       accounting YE on 31 DEC 2007

A.3    Receive the consolidated annual accounts relating         Non-Voting
       to the accounting YE on 31 December 2007 as
       well as the Management report by the Board
       of Directors and the report by the statutory
       Auditor on the consolidated annual accounts

A.4    Approve the statutory annual account relating             Mgmt          No vote
       to the accounting YE 31 DEC 2007 as specified

A.5    Grant discharge to the Directors for the performance      Mgmt          No vote
       of their duties during the accounting YE on
       31 DEC 2007

A.6    Grant discharge to the statutory Auditor for              Mgmt          No vote
       the performance of his duties during the accounting
       year ending on 31 DEC 2007

A.7.a  Appoint Mr. Arnaud de Pret as a Director, for             Mgmt          No vote
       a period of 3 years ending after the shareholders
       meeting and approve the accounts for the year
       2010

A.7.b  Acknowledging the end of mandate as a Director            Mgmt          No vote
       of Mr. Allan Chapin and appointing as Director
       Mr. Stefan Descheemaeker, for a period of 3
       years ending after the shareholders meeting
       which will be asked to approve the accounts
       for the year 2010

A.7.c  Appoint Mr. Peter Harf as Independent Director            Mgmt          No vote
       for a period of 3 years ending after the shareholders
       meeting which will be asked to approve the
       accounts for the year 2010

A.7.d  Appoint Mr. Kees Storm as Independent Director,           Mgmt          No vote
       for a period of 3 years ending after the shareholders
       meeting which will be asked to approve the
       accounts for the year 2010

A.8    Approve the amended executive remuneration policy         Mgmt          No vote
       and executive financial incentive policy of
       the company, applicable as from 2008

B9.A   Receive the special report by the Board of directors      Non-Voting
       with regard to the issuance by the company
       of subscription rights, pursuant to the provisions
       of Article 583 of the Companies Code

B9.B   Receive the special report by the Board of directors      Non-Voting
       and report by the statutory auditor with regard
       to the cancellation of the preference rights
       in favour of specific persons, pursuant to
       the provisions of Articles 596 and 598 of the
       Companies Code

B9.C   Approve to cancelling the preference rights               Mgmt          No vote
       with regard to the issuance of subscription
       rights in favour of all current directors of
       the Company

B9.D   Approve the issuance of 150,000 subscription              Mgmt          No vote
       rights and determining the issuance and exercise
       conditions in accordance with the terms and
       conditions set forth in the special report
       of the Board of Directors mentioned above under
       item a; the main provisions of these terms
       and conditions as specified

B9.E   Approve to increase the share capital of the              Mgmt          No vote
       Company, under the condition and to the extent
       of the exercise of the subscription rights,
       for a maximum amount equal to the number of
       subscription rights issued multiplied by the
       exercise price of the subscription rights and
       allocation of the share premium to an account
       not available for distribution

B9F.A  Grant power to the Compensation & Nominating              Mgmt          No vote
       Committee to determine the number of subscription
       rights which are offered to each of the Directors

9.F.B  Grant power to 2 Directors acting jointly to              Mgmt          No vote
       have recorded in a deed the exercise of the
       subscription rights and the corresponding increase
       of the share capital, the number of new shares
       issued, the alteration of the bylaws as a consequence
       thereof, the share premiums and the allocation
       of these premiums to an account not available
       for distribution, as well as to co-ordinate
       the text of the by-laws and to file such co-ordinated
       text with the office of the clerk of the Commercial
       Court of Brussels

10.A   Amend Article 5 of the By Laws, to replacing              Mgmt          No vote
       the text of indents 3 to 5 as specified

10.B   Amend the Artilce 24 of the By-Laws, to replacing         Mgmt          No vote
       the text of indent 3 as specified

10.C   Amend the Article 25 of the By-Laws, to replacing         Mgmt          No vote
       the text of indents 1 to 5, of point as specified

10.D   Amend the Article 30 of the By-Laws, to replacing         Mgmt          No vote
       the text of indent 3 as specified

B.11   Amend the Article 5 ter of the By-Laws as specified       Mgmt          No vote

B.12   Amend the deletion of Articles 39 and 41 of               Mgmt          No vote
       the By-Laws

C.13   Amend the Article 10, indent 2 of the By-Laws             Mgmt          No vote
       renewing for a term of 18 months as from 29
       APR 2008 [which would otherwise expire on 24
       OCT 2008] authorize the Board of Directors
       to purchase the Company's own shares as authorization
       and the parameter thereof are reflected on
       Article 10, indent 1 of the By-Laws

D.14   Grant Powers to Mr. Benoit Loore, VP Legal Corporate      Mgmt          No vote
       , with right of substitution ,for the restatement
       of the By-Laws as a result of the amendments
       referred to above, for the signing of such
       restated version and it filling with the office
       for the clerk of the Commercial Court of Brussels




--------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT NEWS AND MEDIA PLC                                                              Agenda Number:  701581628
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4755S126                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Jun-2008
        ISIN:  IE0004614818
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       financial statements for the YE 31 DEC 2007
       and the Independent Auditors' report thereon

2.     Approve to declare a final dividend on the Ordinary       Mgmt          For                            For
       Shares

3.i    Re-elect Mr. P.M. Cosgrove as a Director                  Mgmt          For                            For

3.ii   Re-elect Mr. J.C. Davy as a Director                      Mgmt          Against                        Against

3.iii  Re-elect Mr. MN. Hayes as a Director                      Mgmt          For                            For

3.iv   Re-elect Mr. LP. Healy as a Director                      Mgmt          Against                        Against

3.v    Re-elect Mr. B.M.A. Hopkins as a Director                 Mgmt          For                            For

3.vi   Re-elect Dr. I.E. Kenny as a Director                     Mgmt          Against                        Against

3.vii  Re-elect Mr. B. Mulroney as a Director                    Mgmt          For                            For

3viii  Re-elect Mr. A.C. O' Reilly as a Director                 Mgmt          For                            For

3.ix   Re-elect Mr. B.E. Somers as a Director                    Mgmt          For                            For

3.x    Re-elect Mr. K. Clarke as a Director                      Mgmt          For                            For

4.     Approve to fix the remuneration of the Directors          Mgmt          For                            For

5.     Authorize the Directors to fix there remuneration         Mgmt          For                            For
       of the Auditors




--------------------------------------------------------------------------------------------------------------------------
 INSURANCE AUSTRALIA GROUP LTD                                                               Agenda Number:  701374782
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q49361100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Nov-2007
        ISIN:  AU000000IAG3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Ms. Yasmin Allen as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

2.     Re-elect Mr. Brian Schwartz as a Director, who            Mgmt          For                            For
       retires by rotation in accordance with the
       Company's Constitution

3.     Elect Mr. Phillip Colebatch as a Director                 Mgmt          For                            For

4.     Elect Mr. Hugh Fletcher as a Director                     Mgmt          For                            For

5.     Elect Ms. Anna Hynes as a Director                        Mgmt          For                            For

6.     Adopt the Company's remuneration report for               Mgmt          For                            For
       the FYE 30 JUN 2007

7.     Approve, for the purposes of the Australian               Mgmt          For                            For
       Securities Exchange Listing Rule 10.17 and
       Article 12.12 of the Constitution of the Company,
       to increase the maximum aggregate remuneration
       payable to Non-Executive Directors by AUD 750,000
       to AUD 2,750,000 per annum

s.8    Amend the Company's Constitution [as specified]           Mgmt          For                            For
       to permit the members to exercise a direct
       vote at a general meeting

       PLEASE NOTE THAT THE RESET PREFERENCE SHARES              Non-Voting
       HOLDERS ARE ALSO ELIGIBLE TO VOTE FOR RESOLUTION
       NO. 9

S.9    Approve the conduct and terms of a selective              Mgmt          For                            For
       Buy-back of up to 100% of the Reset Preference
       Shares issued on 20 JUN 2003- ASX code: IAGPB
       [RPS2] at the discretion of the Directors in
       accordance with the RPS2 terms of issue at
       any time within 12 months after the date of
       this resolution

       Receive and discuss the Company's financial               Non-Voting
       statements and the reports for the FYE 30 JUN
       2008




--------------------------------------------------------------------------------------------------------------------------
 INTESA SANPAOLO SPA, TORINO                                                                 Agenda Number:  701507709
--------------------------------------------------------------------------------------------------------------------------
    Security:  T55067101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  IT0000072618
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the allocation of income                          Mgmt          No vote

2.     Elect the Supervisory Board Members                       Mgmt          No vote

       PLEASE NOTE THAT THE MEETING HELD ON 28 APR               Non-Voting
       08 HAS BEEN POSTPONED AND THAT THE SECOND CONVOCATION
       WILL BE HELD ON 30 APR 08. IF YOU HAVE ALREADY
       SENT YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KELDA GROUP PLC, BRADFORD                                                                   Agenda Number:  701319419
--------------------------------------------------------------------------------------------------------------------------
    Security:  G32344114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-Aug-2007
        ISIN:  GB00B1KQN728
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report, the Auditor's              Mgmt          For                            For
       reports and the accounts

2.     Receive the Directors' remuneration report                Mgmt          For                            For

3.     Approve a final dividend of 23.0 pence per share          Mgmt          For                            For

4.     Re-elect Mr. David Salkeld as a Director                  Mgmt          For                            For

5.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          For                            For
       and authorize the Board to determine their
       remuneration

6.     Grant authority to issue equity or equity-linked          Mgmt          For                            For
       securities with pre-emptive rights up to an
       aggregate nominal amount of GBP 18,400,000

S.7    Grant authority, subject to the passing of Resolution     Mgmt          For                            For
       6, to issue equity or equity-linked securities
       without pre-emptive rights up to an aggregate
       nominal amount of GBP 2,800,000

S.8    Grant authority to purchase 27,500,000 ordinary           Mgmt          For                            For
       shares for market purchase

9.     Amend Kelda Group Long-Term Incentive Plan 2003           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KT CORPORATION                                                                              Agenda Number:  932813923
--------------------------------------------------------------------------------------------------------------------------
    Security:  48268K101                                                             Meeting Type:  Annual
      Ticker:  KTC                                                                   Meeting Date:  29-Feb-2008
        ISIN:  US48268K1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF PRESIDENT, AS SET FORTH IN THE COMPANY'S      Mgmt          For                            For
       NOTICE OF MEETING ENCLOSED HEREWITH.

02     APPROVAL OF BALANCE SHEET, INCOME STATEMENT               Mgmt          For                            For
       AND STATEMENT OF APPROPRIATION OF RETAINED
       EARNINGS FOR THE 26TH FISCAL YEAR, AS SET FORTH
       IN THE COMPANY'S NOTICE OF MEETING ENCLOSED
       HEREWITH.

03     ELECTION OF INDEPENDENT AND NON-EXECUTIVE DIRECTOR        Mgmt          For                            For
       FOR AUDIT COMMITTEE, AS SET FORTH IN THE COMPANY'S
       NOTICE OF MEETING ENCLOSED HEREWITH.

4A     ELECTION OF JONG LOK YOON, AS A DIRECTOR, AS              Mgmt          For                            For
       SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

4B     ELECTION OF JEONG SOO SUH, AS A DIRECTOR, AS              Mgmt          For                            For
       SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

4C     ELECTION OF CHOONG SOO KIM, AS A DIRECTOR, AS             Mgmt          For                            For
       SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

4D     ELECTION OF JEONG SUK KOH, AS A DIRECTOR, AS              Mgmt          For                            For
       SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

05     APPROVAL OF LIMIT ON REMUNERATION OF DIRECTORS,           Mgmt          For                            For
       AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

06     APPROVAL OF EMPLOYMENT CONTRACT FOR THE MANAGEMENT,       Mgmt          For                            For
       AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING
       ENCLOSED HEREWITH.

07     APPROVAL OF AMENDMENT OF THE RULES ON SEVERANCE           Mgmt          For                            For
       PAYMENT FOR EXECUTIVE DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 LEGAL & GENERAL GROUP PLC, LONDON                                                           Agenda Number:  701538033
--------------------------------------------------------------------------------------------------------------------------
    Security:  G54404127                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  GB0005603997
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Audited report and accounts       Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

2.     Declare a final dividend of 4.10p per ordinary            Mgmt          For                            For
       share in respect of the YE 31 DEC 2007 and
       pay the shareholders on the register at the
       close of business on 18 APR 2008

3.     Re-elect Mr. T.J. Breedon as a Director, who              Mgmt          For                            For
       retires by rotation

4.     Re-elect Mr. F.A. Heaton as a Director, who               Mgmt          For                            For
       retires by rotation

5.     Re-elect Sir Rob Margetts C.B.E. as a Director,           Mgmt          For                            For
       who retires by rotation

6.     Re-elect Mr. H.E. Staunton as a Director, who             Mgmt          For                            For
       retires by rotation

7.     Re-elect Sir David Walker as a Director, who              Mgmt          For                            For
       retires by rotation

8.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company, until the conclusion
       of the next general meeting at which accounts
       are laid before the Company

9.     Authorize the Directors to determine the Auditor's        Mgmt          For                            For
       remuneration

10.    Approve the Directors' report on remuneration             Mgmt          For                            For
       for the YE 31 DEC 2007[as specified]

11.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 80 of the Companies Act 1985, to
       allot relevant securities [Section 80 of the
       Act] up to an aggregate nominal amount of GBP
       15,285,372[10% of the issued share capital
       of the Company as at 17 MAR 2008]; [Authority
       expires the earlier of the next AGM of the
       Company in 2009 or on 30 JUN 2009]; and the
       Company may make allotments during the relevant
       period which may be exercised after the relevant
       period

S.12   Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of Resolution 11, and pursuant
       to Section 95 of the Companies Act 1985, to
       allot equity securities [Section 94 of the
       Act] for cash pursuant to the authority conferred
       by Resolution 11 and/or where such allotment
       constitutes an allotment of equity securities
       by virtue of Section 94(3A), dis-applying the
       statutory preemption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with a rights issue, open after or other pre-emptive
       offer in favor of shareholders where the equity
       securities are offered to each such shareholder
       in the same proportion[as specified]; b) up
       to an aggregate nominal amount of GBP 7,642,686[5%
       of the issued share capital of the Company
       as at 17 MAR 2008]; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company in 2009 or 30 JUN 2009]; and the
       Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.13   Authorize the Company, pursuant to Article 7              Mgmt          For                            For
       of the Articles of Association of the Company
       and for the purpose of Section 166 of the Companies
       Act 1985, to make market purchases[within the
       meaning of Section 163 of that Act] of any
       of its ordinary shares of up to 611,414,917
       ordinary shares [10% of the issued share capital
       of the Company], at a minimum price of 2.5p
       and up to 105% of the average middle market
       price of an ordinary share taken from the London
       Stock Exchange Daily Official List, over the
       previous 5 business days; the higher price
       of last independent trade and the highest independent
       current bids as stipulated by Article 5(1)
       of commission Regulation (EC) 22 DEC 2007 implementing
       the Market Abuse Directive as regards exemption
       by buy-back programmes and stabilization of
       financial instruments [No. 2279/2003]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company in 2009 or 30 JUN 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.14   Adopt the Articles of Association produced to             Mgmt          For                            For
       the meeting and initialled by the Chairman
       of the meeting for the purpose of identification
       as the Articles of Association of the Company
       in substitution for, and to exclusion of, the
       existing Article of Association




--------------------------------------------------------------------------------------------------------------------------
 LLOYDS TSB GROUP PLC, EDINBURGH                                                             Agenda Number:  701518031
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5542W106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  GB0008706128
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports and accounts                          Mgmt          For                            For

2.     Approve the  Directors  remuneration report               Mgmt          For                            For

3.A.1  Approve the election or re-election of Mr. P.N            Mgmt          For                            For
       Green as a Director

3.A.2  Approve the election or re-election of Mr. Sir            Mgmt          For                            For
       David Manning as a Director

3.B.1  Approve the election or re-election of Mr. Ewan           Mgmt          For                            For
       Brown as a Director

3.B.2  Approve the election or re-election of Mr. M.             Mgmt          For                            For
       E. Fairey as a Director

3.B.3  Approve the election or re-election of Sir Julian         Mgmt          For                            For
       Horn-Smith as a Director

3.B.4  Approve the election or re-election of Mr. G.             Mgmt          For                            For
       T. Tate as a Director

4.     Re-appoint the Auditors                                   Mgmt          For                            For

5.     Grant authority to set the remuneration of the            Mgmt          For                            For
       Auditors

6.     Authorize the Directors to allot shares                   Mgmt          For                            For

S.7    Authorize the Directors power to issue shares             Mgmt          For                            For
       for cash

S.8    Authorize the Company  to purchase its shares             Mgmt          For                            For

S.9    Amend the Articles of association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE INFRASTRUCTURE GROUP                                                              Agenda Number:  701367573
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q5701N102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Oct-2007
        ISIN:  AU000000MIG8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and the Auditors of the Company for the YE
       30 JUN 2007

2.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       of the Company and authorize the Directors
       to determine their remuneration

3.     Re-elect Mr. Jeffrey Conyers as a Director of             Mgmt          For                            For
       the Company

S.4    Adopt a new set of bye-laws of the Company in             Mgmt          For                            For
       substitution for the existing Bye-Laws




--------------------------------------------------------------------------------------------------------------------------
 MAGELLAN MIDSTREAM PARTNERS L.P.                                                            Agenda Number:  932822768
--------------------------------------------------------------------------------------------------------------------------
    Security:  559080106                                                             Meeting Type:  Annual
      Ticker:  MMP                                                                   Meeting Date:  23-Apr-2008
        ISIN:  US5590801065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES R. MONTAGUE                                         Mgmt          For                            For
       DON R. WELLENDORF                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MANITOBA TELECOM SVC MEDIUM  TERM NTS CDS-                                                  Agenda Number:  701573378
--------------------------------------------------------------------------------------------------------------------------
    Security:  563486109                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  CA5634861093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. Pierre J. Blouin as a Director                  Mgmt          For                            For

1.2    Elect Ms. Jocelyne M. Cote-OHara as a Director            Mgmt          For                            For

1.3    Elect Mr. N. Ashleigh Everett as a Director               Mgmt          For                            For

1.4    Elect the Hon. Gary A. Filmon as a Director               Mgmt          For                            For

1.5    Elect Mr. Gregory J. Hanson as a Director                 Mgmt          For                            For

1.6    Elect Mr. Kishore Kapoor as a Director                    Mgmt          For                            For

1.7    Elect Mr. James S.A. MacDonald as a Director              Mgmt          For                            For

1.8    Elect Mr. Donald H. Penny as a Director                   Mgmt          For                            For

1.9    Elect Mr. Arthur R. Sawchuk as a Director                 Mgmt          For                            For

1.10   Elect Mr. D. Samuel Schellenberg as a Director            Mgmt          For                            For

1.11   Elect Mr. Thomas E. Stefanson as a Director               Mgmt          For                            For

1.12   Elect Mr. Carol M. Stephenson as a Director               Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP, Chartered Accountants,     Mgmt          For                            For
       as the Auditors at a remuneration to be determined
       by the Board of Directors

3.     Approve the amendments to Stock Option Plan               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL GRID PLC                                                                           Agenda Number:  701309999
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6375K151                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Jul-2007
        ISIN:  GB00B08SNH34
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the YE 31 MAR 2007,              Mgmt          For                            For
       the Directors' report , the Directors' remuneration
       report and the Auditors' report on the accounts

2.     Declare a final dividend of 17.8 pence per ordinary       Mgmt          For                            For
       share [USD 1.7638 per American Depository Share]
       for the YE 31 MAR 2007

3.     Re-elect Mr. Edward Astle as a Director                   Mgmt          For                            For

4.     Re-elect Mr. Maria Richter as a Director                  Mgmt          For                            For

5.     Re-elect Mr. Mark Fairbairn as a Director                 Mgmt          For                            For

6.     Re-elect Mr. Linda Adamany as a Director                  Mgmt          For                            For

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Company's Auditor, until the conclusion of
       the next general meeting at which accounts
       are laid before the Company

8.     Authorize the Directors to set the Auditors'              Mgmt          For                            For
       remuneration

9.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2007

10.    Authorize the Company, subject to and in accordance       Mgmt          For                            For
       with the provisions of the Companies Act 2006,
       to send, convey or supply all types of notices,
       documents or information to shareholders by
       means of electronic equipment, including by
       making them available on website

11.    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       80 of the Companies Act 1985 [the Act], to
       allot relevant securities [Section 80(2) of
       the Act] up to an aggregate nominal value of
       GBP 101,714,000; [Authority expires on 29 JUL
       2012]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

12.    Approve the amended National Grid USA Incentive           Mgmt          For                            For
       Thrift Plans I and II as specified

S.13   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Act, to allot equity securities,
       which shall include a sale of treasury shares,
       wholly for cash, disapplying the statutory
       pre-emption rights [Section 89(1) of the Act],
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with a rights issue in favor of ordinary shareholders;
       and b) up to an aggregate nominal amount of
       GBP 15,411,000; [Authority expires on 29 JUL
       2012]; and Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry, this power, in so far as it relates
       to the allotment of equity securities rather
       than the sales of treasury shares, is granted
       pursuant to Resolution 11

S.14   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Act, to make market purchases [Section
       163(3) of the Act] of up to 270,485,000 ordinary
       shares, of 11 17/43 pence each, at a minimum
       price is 11 17/43p and the maximum price is
       not more than 105% above the average market
       value for an ordinary shares, as derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days or this stipulated
       by Article 5(1) of the buy-back and Stabilization
       Regulation; [Authority expires the earlier
       of the close of the next AGM or 15 months];
       and the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.15   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Act, to make market purchases [Section
       163(3) of the Act] of its B shares up to 4,581,500,
       of 10 pence each, at a minimum price is 10
       pence and the maximum price may be paid for
       each B share is 65 pence [free of all dealing
       expenses and commissions]; [Authority expires
       the earlier of the close of the next AGM or
       15 months]; and the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.16   Approve the terms of the contract between: 1)             Mgmt          For                            For
       Deutsche Bank; and 2) the Company under which
       Deutsche Bank will be entitled to require the
       Company to purchase B shares from them as specified
       and authorize for the purposes of Section 165
       of the Act and otherwise but so that such approval
       and authority shall expire 18 months from the
       date if passing of this resolution

S.17   Amend the Rules of the National Grid plc Performance      Mgmt          For                            For
       Shares Plan ["the Plan"] as specified to increase
       the limit over which an award under the Plan
       may be made to an eligible employee in any
       FY, from 125% of that employee's base salary
       for the year to 250%

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF DETAILED AGENDA. ALSO NOTE THE NEW CUT-OFF
       IS 19 JUL 2007. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NESTLE SA, CHAM UND VEVEY                                                                   Agenda Number:  701490790
--------------------------------------------------------------------------------------------------------------------------
    Security:  H57312466                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  CH0012056047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438827, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          No vote
       statements of Nestle S.A., and consolidated
       financial statements of Nestle Group 2007,
       report of the Auditors

2.     Grant discharge to the Board of Directors and             Mgmt          No vote
       the Management

3.     Approve the appropriation of profits resulting            Mgmt          No vote
       from the balance sheet of Nestle S.A.

4.1.1  Elect Mr. Andreas Koopmann to the Board of Directors      Mgmt          No vote
       [for a term of 3 years]

4.1.2  Elect Mr. Rolf Haenggi to the Board of Directors          Mgmt          No vote
       [for a term of 3 years]

4.2.1  Elect Mr. Paul Bulcke to the Board of Directors           Mgmt          No vote
       [for a term of 3 years]

4.2.2  Elect Mr. Beat W. Hess to the Board of Directors          Mgmt          No vote
       [for a term of 3 years]

4.3    Re-elect KPMG SA as the Auditors [for a term              Mgmt          No vote
       of 1 year]

5.1    Approve CHF 10.1 million reduction in share               Mgmt          No vote
       capital via cancellation of 10.1 million

5.2    Approve 1:10 stock split                                  Mgmt          No vote

5.3    Amend the Article 5 and 5 BIS Paragraph 1 of              Mgmt          No vote
       the Articles of Association

6.     Approve the complete revision of the Articles             Mgmt          No vote
       of Association




--------------------------------------------------------------------------------------------------------------------------
 NUCOR CORPORATION                                                                           Agenda Number:  932840211
--------------------------------------------------------------------------------------------------------------------------
    Security:  670346105                                                             Meeting Type:  Annual
      Ticker:  NUE                                                                   Meeting Date:  09-May-2008
        ISIN:  US6703461052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PETER C. BROWNING                                         Mgmt          For                            For
       V.F. HAYNES, PH.D.                                        Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS          Mgmt          For                            For
       LLP AS NUCOR'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER
       31, 2008

03     APPROVE THE ANNUAL AND LONG-TERM SENIOR OFFICERS          Mgmt          For                            For
       INCENTIVE COMPENSATION PLANS

04     STOCKHOLDER PROPOSAL                                      Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 PACKAGING CORPORATION OF AMERICA                                                            Agenda Number:  932843762
--------------------------------------------------------------------------------------------------------------------------
    Security:  695156109                                                             Meeting Type:  Annual
      Ticker:  PKG                                                                   Meeting Date:  13-May-2008
        ISIN:  US6951561090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CHERYL K. BEEBE                                           Mgmt          For                            For
       HENRY F. FRIGON                                           Mgmt          For                            For
       HASAN JAMEEL                                              Mgmt          For                            For
       SAMUEL M. MENCOFF                                         Mgmt          For                            For
       ROGER B. PORTER                                           Mgmt          For                            For
       PAUL T. STECKO                                            Mgmt          For                            For
       RAYFORD K. WILLIAMSON                                     Mgmt          For                            For

02     PROPOSAL TO RATIFY APPOINTMENT OF ERNST & YOUNG           Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM TO SERVE AS THE COMPANY'S AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 PAGESJAUNES, SEVRES                                                                         Agenda Number:  701493126
--------------------------------------------------------------------------------------------------------------------------
    Security:  F6954U126                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  FR0010096354
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the company's financial
       statements for the YE in 2007, presented, creating
       a profit of EUR 220,207,377.91 accordingly,
       the shareholders' meeting gives permanent discharge
       to the Members of the Board of Directors for
       the performance of their duties during the
       said FY

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the Board of Directors and resolves               Mgmt          For                            For
       that the income for the FY be appropriated
       as specified: earnings for the FY EUR 220,207,377.91
       retained earnings: EUR 1,070,927,808.70 legal
       reserve EUR 7,553.40 the shareholders will
       receive a net dividend of EUR 0.96 per share,
       and will entitle to the 40 % deduction provided
       by the French Tax Code this dividend will be
       paid on 14 MAY 2008, dividends EUR 269,4 18,672.00
       in the event that the Company holds some of
       its own shares on such date, the amount of
       the unpaid dividend on such shares shall be
       allocated to the retained earnings account
       as required by law, it is reminded that, for
       the last3 FY, the dividends paid, were as follows
       EUR 0.93 for FY 2004 EUR 1.02 for FY 2005 EUR
       1.08 for FY 2006

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.38 of
       the French Commercial Code, approve the said
       report and the agreements referred to therein

O.5    Authorize the Board of Directors to trade in              Mgmt          Against                        Against
       the Company's shares on the stock market, subject
       to the conditions described below maximum purchase
       price EUR 20, maximum number of shares to be
       acquired 10% of the share capital, maximum
       funds invested in the share buybacks EUR 561,288,900.00
       [Authority expires at the end of 18 month period]

O.6    Approve and ratify the cooptation of Mr. M.               Mgmt          Against                        Against
       Thomas Geitner as a Director, as a replacement
       of Mr. M. Johannes Huth, until the shareholders'
       meeting called to the financial statements
       for the FY 2009

O.7    Approve and ratify the cooptation of Mr. M.               Mgmt          Against                        Against
       Nicolas Gheysens as a Director, as a replacement
       of Mr. M. Mattia Caprioli, until the shareholders
       meeting called the financial statements for
       the FY 2009

O.8    Approve the Articles L.225.42.1 and L 225.40              Mgmt          For                            For
       of the French Commercial Law, commitment of
       allowance of departure of which Mr. Michel
       Datchary is the beneficiary

O.9    Approve to resolve the award total annual fees            Mgmt          For                            For
       of EUR 365,000.00 to the Board of Directors

E.10   Grant all powers to the Board of Directors to             Mgmt          For                            For
       reduce the share capital, on one or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with a stock repurchase plan, up
       to a maximum of 10% of the share capital over
       a 24 month period this [Authority expires at
       the end of 18 month period] this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders meeting on 26 APR
       2008 in its resolution number 18, delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.11   Grant the full powers to the bearer of an original,       Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 PETROCHINA CO LTD                                                                           Agenda Number:  701313493
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y6883Q104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Aug-2007
        ISIN:  CNE1000003W8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, conditional upon the obtaining of approvals      Mgmt          For                            For
       from the CSRC and other relevant regulatory
       authorities, the allotment and issue of A shares
       by the Company in the PRC by way of public
       offering of new A shares and the specified
       terms and conditions of the A share issue

S.2    Authorize the Board and its attorney, to deal             Mgmt          For                            For
       with matters in relation to the A share issue
       and the listing of A shares including but not
       limited to the following: 1) to implement the
       proposals of the A share issue and the listing
       of A shares in accordance with the laws and
       regulations of the PRC and relevant regulations
       prescribed by the securities regulatory department
       and this resolution; 2) to determine the number
       of A shares to be issued, issue price, method
       of issue, target subscribers, number of A shares
       and the percentage of A shares to be issued
       to the target subscribers, size of the over-allotment
       option and placing ratio, commencement and
       completion timing of the issue, timing of the
       listing and other matters relating to the A
       share issue and the listing of A shares in
       accordance with this resolution and with reference
       to the status of the approval by the CSRC and
       conditions of the PRC securities market; 3)
       upon completion of the A share Issue and the
       listing of A shares, to amend Articles 16 and
       19 of the Articles in accordance with the specific
       circumstances regarding the issue, and to complete
       the relevant formalities such as for the registrations
       of amendments of registered capital and share
       registration with the Administration for Industry
       and Commerce; 4) to decide the respective monetary
       amount to be invested in different projects
       within the approved scope for use of proceeds;
       5) to deal with the preparation work in relation
       to the A share issue and the listing of A shares,
       including without limitation, to apply to the
       relevant regulatory authorities and stock exchanges;
       to sign, execute and implement underwriting
       agreement, listing agreement, sponsors agreement
       and all necessary documents on behalf of the
       Company; and to determine and pay all related
       fees and expenses in connection with the A
       share issue; 6) to undertake or deal with all
       other necessary actions or matters in connection
       with the A share issue and the listing of the
       A shares; 7) the Board proposes to the shareholders'
       meeting to approve the formation of a special
       Board Committee comprising Mr. Jiang Jiemin
       [Director], Mr. Zhou Jiping [Director] and
       Mr. Gong Huazhang [Director]; subject to the
       obtaining of the authorization as mentioned
       above, authorize the Board to further delegate
       its power as mentioned above to this special
       Board Committee for implementation; the authorization
       shall be implemented by endorsement of any
       2 of the Members of the special Board Committee;
       this special Board Committee shall be formed
       from the date this resolution is approved at
       the Shareholders' meeting and will be dissolved
       on the listing date of the A shares on the
       domestic stock exchange in connection with
       the A share issue; and 8) [Authority expires
       at the end of 12 months from the date of the
       passing of this resolution]




--------------------------------------------------------------------------------------------------------------------------
 PFIZER INC.                                                                                 Agenda Number:  932829940
--------------------------------------------------------------------------------------------------------------------------
    Security:  717081103                                                             Meeting Type:  Annual
      Ticker:  PFE                                                                   Meeting Date:  24-Apr-2008
        ISIN:  US7170811035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: DENNIS A. AUSIELLO                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: MICHAEL S. BROWN                    Mgmt          For                            For

1C     ELECTION OF DIRECTOR: M. ANTHONY BURNS                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: ROBERT N. BURT                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: W. DON CORNWELL                     Mgmt          For                            For

1F     ELECTION OF DIRECTOR: WILLIAM H. GRAY, III                Mgmt          For                            For

1G     ELECTION OF DIRECTOR: CONSTANCE J. HORNER                 Mgmt          For                            For

1H     ELECTION OF DIRECTOR: WILLIAM R. HOWELL                   Mgmt          For                            For

1I     ELECTION OF DIRECTOR: JAMES M. KILTS                      Mgmt          For                            For

1J     ELECTION OF DIRECTOR: JEFFREY B. KINDLER                  Mgmt          For                            For

1K     ELECTION OF DIRECTOR: GEORGE A. LORCH                     Mgmt          For                            For

1L     ELECTION OF DIRECTOR: DANA G. MEAD                        Mgmt          For                            For

1M     ELECTION OF DIRECTOR: SUZANNE NORA JOHNSON                Mgmt          For                            For

1N     ELECTION OF DIRECTOR: WILLIAM C. STEERE, JR.              Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP              Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2008.

03     SHAREHOLDER PROPOSAL REGARDING STOCK OPTIONS.             Shr           Against                        For

04     SHAREHOLDER PROPOSAL REQUESTING SEPARATION OF             Shr           For                            Against
       CHAIRMAN AND CEO ROLES.




--------------------------------------------------------------------------------------------------------------------------
 PHILIPPINE LONG DISTANCE TELEPHONE CO.                                                      Agenda Number:  932905423
--------------------------------------------------------------------------------------------------------------------------
    Security:  718252604                                                             Meeting Type:  Consent
      Ticker:  PHI                                                                   Meeting Date:  10-Jun-2008
        ISIN:  US7182526043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE AUDITED FINANCIAL STATEMENTS              Mgmt          For                            For
       FOR THE FISCAL YEAR ENDING 31 DECEMBER 2007
       CONTAINED IN THE COMPANY'S 2007 ANNUAL REPORT.




--------------------------------------------------------------------------------------------------------------------------
 PROGRESS ENERGY, INC.                                                                       Agenda Number:  932840576
--------------------------------------------------------------------------------------------------------------------------
    Security:  743263105                                                             Meeting Type:  Annual
      Ticker:  PGN                                                                   Meeting Date:  14-May-2008
        ISIN:  US7432631056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: J. BOSTIC                           Mgmt          For                            For

1B     ELECTION OF DIRECTOR: D. BURNER                           Mgmt          For                            For

1C     ELECTION OF DIRECTOR: H. DELOACH                          Mgmt          For                            For

1D     ELECTION OF DIRECTOR: W. JOHNSON                          Mgmt          For                            For

1E     ELECTION OF DIRECTOR: R. JONES                            Mgmt          For                            For

1F     ELECTION OF DIRECTOR: W. JONES                            Mgmt          For                            For

1G     ELECTION OF DIRECTOR: E. MCKEE                            Mgmt          For                            For

1H     ELECTION OF DIRECTOR: J. MULLIN                           Mgmt          For                            For

1I     ELECTION OF DIRECTOR: C. PRYOR                            Mgmt          For                            For

1J     ELECTION OF DIRECTOR: C. SALADRIGAS                       Mgmt          For                            For

1K     ELECTION OF DIRECTOR: T. STONE                            Mgmt          For                            For

1L     ELECTION OF DIRECTOR: A. TOLLISON                         Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS PROGRESS ENERGY'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.

03     THE PROPOSAL REGARDING EXECUTIVE COMPENSATION.            Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 REYNOLDS AMERICAN INC.                                                                      Agenda Number:  932833836
--------------------------------------------------------------------------------------------------------------------------
    Security:  761713106                                                             Meeting Type:  Annual
      Ticker:  RAI                                                                   Meeting Date:  06-May-2008
        ISIN:  US7617131062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BETSY S. ATKINS*                                          Mgmt          For                            For
       NANA MENSAH*                                              Mgmt          For                            For
       JOHN J. ZILLMER*                                          Mgmt          For                            For
       LIONEL L. NOWELL, III**                                   Mgmt          For                            For

02     RATIFICATION OF KPMG LLP AS INDEPENDENT AUDITORS          Mgmt          For                            For

03     SHAREHOLDER PROPOSAL ON HUMAN RIGHTS PROTOCOLS            Shr           For                            Against
       FOR THE COMPANY AND ITS SUPPLIERS

04     SHAREHOLDER PROPOSAL ON ENDORSEMENT OF HEALTH             Shr           Against                        For
       CARE PRINCIPLES

05     SHAREHOLDER PROPOSAL ON TWO CIGARETTE APPROACH            Shr           Against                        For
       TO MARKETING




--------------------------------------------------------------------------------------------------------------------------
 RWE AG, ESSEN                                                                               Agenda Number:  701479455
--------------------------------------------------------------------------------------------------------------------------
    Security:  D6629K109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  DE0007037129
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 27 MAR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       proposal of the appropriation of the distributable
       profit

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 1,771,586,622.55 as follows:
       Payment of a dividend of EUR 3.15 per no-par
       share EUR 10,872.55 shall be carried forward
       Ex-dividend and payable date: 18 APR 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Essen

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 10%
       from the market price of the shares if they
       are acquired through the stock exchange, nor
       more than 20% if they are acquired by way of
       a repurchase offer, on or before 16 OCT 2009;
       the Company shall also be authorize d to use
       put and call options for the repurchase of
       up to 5% of its own shares, on or before 16
       OCT 2009; the price paid and received for such
       options shall not deviate more than 5% from
       their theoretical market value, the price paid
       for own shares shall not deviate more than
       20% from the market price of the shares the
       Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions, and to retire the shares

7.     Resolution on the creation of new authorized              Mgmt          For                            For
       capital, and the corresponding amendment to
       the Article of Association; the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the Company's
       share capital by up to EUR 287,951,360 through
       the issue of new bearer no-par shares against
       payment in cash or kind, on or before 16 APR
       2013; Shareholders shall be granted subscription
       rights except for a capital increase of up
       to 10% of the Company's share capital against
       payment in cash if the new shares are issued
       at a price not materially below their market
       price, for a capital increase against payment
       in kind in connection with mergers and acquisitions,
       and for residual amounts

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SCANA CORPORATION                                                                           Agenda Number:  932838002
--------------------------------------------------------------------------------------------------------------------------
    Security:  80589M102                                                             Meeting Type:  Annual
      Ticker:  SCG                                                                   Meeting Date:  24-Apr-2008
        ISIN:  US80589M1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES W. ROQUEMORE*                                       Mgmt          For                            For
       JAMES M. MICALI**                                         Mgmt          For                            For
       BILL L. AMICK***                                          Mgmt          Withheld                       Against
       SHARON A. DECKER***                                       Mgmt          For                            For
       D. MAYBANK HAGOOD***                                      Mgmt          For                            For
       WILLIAM B. TIMMERMAN***                                   Mgmt          For                            For

02     APPROVAL OF APPOINTMENT OF INDEPENDENT REGISTERED         Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM.




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE PRESS HOLDINGS LTD                                                                Agenda Number:  701402175
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7990F106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Dec-2007
        ISIN:  SG1P66918738
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts for the FYE 31 AUG 2007

2.     Declare a final dividend of 9 cents and a special         Mgmt          For                            For
       dividend of 10 cents, on a tax-exempt [one-tier]
       basis, in respect of the FYE 31 AUG 2007

3.1    Re-appoint Mr. Ngiam Tong Dow as a Director               Mgmt          For                            For
       of the Company, pursuant to Section 153(6)
       of the Companies Act, Chapter 50 of Singapore
       [the "Companies Act"], to hold such office
       from the date of this AGM until the next AGM
       of the Company

3.2    Appoint Mr. Yong Pung How as a Director of the            Mgmt          For                            For
       Company, pursuant to Section 153(6) of the
       Companies Act, to hold such office with effect
       from 01 JUL 2007 until the next AGM of the
       Company

4.1    Re-elect Mr. Tony Tan Keng Yam as a Director,             Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

4.2    Re-elect Mr. Ng Ser Miang as a Director, who              Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

4.3    Re-elect Mr. Philip N. Pillai as a Director,              Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

4.4    Re-elect Mr. Yeo Ning Hong as a Director, who             Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

5.     Approve the Directors' fees of SGD 980,000                Mgmt          For                            For

6.     Appoint the Auditors and authorize the Directors          Mgmt          For                            For
       to fix their remuneration

7.     Transact any other business                               Non-Voting

8.1    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161of the Companies Act, Chapter
       50 and the listing rules of the Singapore Exchange
       Securities Trading Limited [the "SGX-ST"],
       and subject to the provisions of the Newspaper
       and Printing Presses Act, Chapter 206, to:
       issue shares in the capital of the Company
       [Shares] whether by way of rights, bonus or
       otherwise; and/or make or grant offers, agreements
       or options [collectively, "Instruments"] that
       might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into Shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [notwithstanding
       that the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this resolution is in
       force, provided that: (1) the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this resolution] does not exceed 50% of the
       issued shares in the capital of the Company
       [as calculated in accordance with sub-point
       (2)], of which the aggregate number of shares
       to be issued other than on a pro rata basis
       to shareholders of the Company [including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this resolution] does
       not exceed 20% of the issued shares in the
       capital of the Company [as calculated in accordance
       with sub-point (2)]; (2) [subject to such manner
       of calculation and adjustments as may be prescribed
       by the SGX-ST] for the purpose of determining
       the aggregate number of Shares that may be
       issued under sub-point (1), the percentage
       of issued shares shall be based on the number
       of issued shares in the capital of the Company
       at the time this resolution is passed, after
       adjusting for: new shares arising from the
       conversion or exercise of any convertible securities
       or share options or vesting of share awards
       which are outstanding or subsisting at the
       time this resolution is passed; and any subsequent
       consolidation or subdivision of shares; (3)
       in exercising the authority conferred by this
       resolution, the Company shall comply with the
       provisions of the listing manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and (4) [unless revoked or varied by the Company
       in general meeting] the authority conferred
       by this resolution shall continue in force
       until the conclusion of the next AGM of the
       Company or the date by which the next AGM of
       the Company is required by law to be held,
       whichever is the earlier

8.2    Authorize the Directors to grant awards in accordance     Mgmt          For                            For
       with the provisions of the SPH Performance
       Share Plan [the 'SPH Performance Share Plan']
       and to allot and issue such number of ordinary
       shares in the capital of the Company ['Ordinary
       Shares'] as may be required to be allotted
       and issued pursuant to the vesting of awards
       under the SPH Performance Share Plan, provided
       that the aggregate number of new ordinary Shares
       to be allotted and issued, when aggregated
       with existing ordinary shares [including Ordinary
       Shares held in treasury] allotted and issued,
       pursuant to the Singapore Press Holdings Group
       (1999) Share Option Scheme and the SPH Performance
       Share Plan, shall not exceed 10% of the total
       issued Ordinary Shares from time to time

8.3    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, to purchase or otherwise acquire
       issued ordinary shares not exceeding in aggregate
       the maximum limit [10% of the total number
       of the issued ordinary shares], at such price
       or prices as may be determined by the Directors
       of the Company from time to time up to the
       maximum price [105% of the Average Closing
       Price of the ordinary shares] whether by way
       of: market purchases(s) on the SGX-ST transacted
       through the Central Limit Order Book Trading
       System, and/or off-market purchase(s) (if effected
       otherwise than on the SGX-ST) in accordance
       with any equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which scheme(s) shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       as may for the time being be applicable; [Authority
       expires the earlier of the next AGM of the
       Company or the date of the next AGM of the
       Company as required by the law to be held]




--------------------------------------------------------------------------------------------------------------------------
 SOUTHERN COPPER CORPORATION                                                                 Agenda Number:  932898351
--------------------------------------------------------------------------------------------------------------------------
    Security:  84265V105                                                             Meeting Type:  Annual
      Ticker:  PCU                                                                   Meeting Date:  28-May-2008
        ISIN:  US84265V1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       G. LARREA MOTA-VELASCO                                    Mgmt          Withheld                       Against
       OSCAR GONZALEZ ROCHA                                      Mgmt          Withheld                       Against
       EMILIO CARRILLO GAMBOA                                    Mgmt          Withheld                       Against
       ALFREDO CASAR PEREZ                                       Mgmt          Withheld                       Against
       A. DE LA PARRA ZAVALA                                     Mgmt          Withheld                       Against
       X.G. DE QUEVEDO TOPETE                                    Mgmt          Withheld                       Against
       HAROLD S. HANDELSMAN                                      Mgmt          For                            For
       G. LARREA MOTA-VELASCO                                    Mgmt          Withheld                       Against
       D. MUNIZ QUINTANILLA                                      Mgmt          Withheld                       Against
       ARMANDO ORTEGA GOMEZ                                      Mgmt          Withheld                       Against
       L.M. PALOMINO BONILLA                                     Mgmt          For                            For
       G.P. CIFUENTES                                            Mgmt          For                            For
       JUAN REBOLLEDO GOUT                                       Mgmt          Withheld                       Against
       CARLOS RUIZ SACRISTAN                                     Mgmt          For                            For

02     APPROVE AN AMENDMENT TO THE AMENDED AND RESTATED          Mgmt          Against                        Against
       CERTIFICATE OF INCORPORATION, AS AMENDED, TO
       INCREASE THE NUMBER OF SHARES OF COMMON STOCK
       WHICH WE ARE AUTHORIZED TO ISSUE FROM 320,000,000
       SHARES TO 2,000,000,000 SHARES.

03     RATIFY THE AUDIT COMMITTEE'S SELECTION OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       S.C. AS INDEPENDENT ACCOUNTANTS FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 SPECTRA ENERGY CORP                                                                         Agenda Number:  932776149
--------------------------------------------------------------------------------------------------------------------------
    Security:  847560109                                                             Meeting Type:  Annual
      Ticker:  SE                                                                    Meeting Date:  31-Oct-2007
        ISIN:  US8475601097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PAMELA L. CARTER                                          Mgmt          For                            For
       WILLIAM T. ESREY                                          Mgmt          For                            For
       FRED J. FOWLER                                            Mgmt          For                            For
       DENNIS R. HENDRIX                                         Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION OF DELOITTE              Mgmt          For                            For
       & TOUCHE LLP AS SPECTRA ENERGY'S INDEPENDENT
       PUBLIC ACCOUNTANTS FOR 2007.




--------------------------------------------------------------------------------------------------------------------------
 SPECTRA ENERGY CORP                                                                         Agenda Number:  932834105
--------------------------------------------------------------------------------------------------------------------------
    Security:  847560109                                                             Meeting Type:  Annual
      Ticker:  SE                                                                    Meeting Date:  08-May-2008
        ISIN:  US8475601097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PAUL M. ANDERSON                                          Mgmt          For                            For
       AUSTIN A. ADAMS                                           Mgmt          For                            For
       F. ANTHONY COMPER                                         Mgmt          For                            For
       MICHAEL MCSHANE                                           Mgmt          For                            For

02     APPROVAL OF THE SPECTRA ENERGY CORP 2007 LONG-TERM        Mgmt          For                            For
       INCENTIVE PLAN

03     APPROVAL OF THE SPECTRA ENERGY CORP EXECUTIVE             Mgmt          For                            For
       SHORT-TERM INCENTIVE PLAN

04     RATIFICATION OF DELOITTE & TOUCHE LLP AS SPECTRA          Mgmt          For                            For
       ENERGY'S INDEPENDENT PUBLIC ACCOUNTANT FOR
       2008




--------------------------------------------------------------------------------------------------------------------------
 ST. GEORGE BANK LTD, KOGARAH                                                                Agenda Number:  701414067
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8757F106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Dec-2007
        ISIN:  AU000000SGB0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Directors'       Non-Voting
       report for the YE 30 SEP 2007, together with
       the Directors' declaration and the Auditor's
       report on the financial statements

2.a    Re-elect Mr. Paul D. R. Isherwood as a Director           Mgmt          For                            For
       of the Bank, who retires in accordance with
       Article 73(1) of the Bank's Constitution

2.b    Re-elect Mrs. Linda B. Nicholls as a Director             Mgmt          For                            For
       of the Bank, who retires in accordance with
       Article 73(1) of the Bank's Constitution

2.c    Re-elect Mr. Graham J. Reaney as a Director               Mgmt          For                            For
       of the Bank, who retires in accordance with
       Article 73(1) of the Bank's Constitution

2.d    Elect Mr. Peter J. O. Hawkins as a Director               Mgmt          For                            For
       of the Bank, in accordance with Article 71(3)
       of the Bank's Constitution

2.e    Elect Mr. Roderic [Rick] Holliday-Smith as a              Mgmt          For                            For
       Director of the Bank, in accordance with Article
       71(3) of the Bank's Constitution

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       SEP 2007

4.     Approve to increase the aggregate sum payable             Mgmt          For                            For
       for the remuneration of the Non-Executive Directors
       in any FY after the date of this resolution
       [and including the Bank's 2007/2008 FY] by
       AUD 500,000 from an amount of AUD 2,500,000
       per annum to a total sum not exceeding AUD
       3,000,000 per annum; such sum to be inclusive
       of all statutory superannuation guarantee contribution
       that the Bank makes on behalf of the Directors

5.     Approve, for all purposes including for the               Mgmt          For                            For
       purpose of the ASX Listing Rule 7.4, the issue
       of 21.9 million ordinary shares in the capital
       of the Bank, to occur on 26 NOV 2007 pursuant
       to the placement of shares as specified




--------------------------------------------------------------------------------------------------------------------------
 STATOIL ASA                                                                                 Agenda Number:  932739634
--------------------------------------------------------------------------------------------------------------------------
    Security:  85771P102                                                             Meeting Type:  Special
      Ticker:  STO                                                                   Meeting Date:  05-Jul-2007
        ISIN:  US85771P1021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

03     ELECTION OF THE CHAIR.                                    Mgmt          For                            For

04     ELECTION OF PERSON TO CO-SIGN THE MINUTES TOGETHER        Mgmt          For                            For
       WITH THE CHAIR.

05     APPROVAL OF INVITATION AND AGENDA.                        Mgmt          For                            For

07     APPROVAL OF THE PLAN TO MERGE STATOIL AND HYDRO'S         Mgmt          For                            For
       PETROLEUM ACTIVITIES.

8A     CAPITAL INCREASE - SHARES AS CONSIDERATION.               Mgmt          For                            For

8B     AMENDMENTS TO THE ARTICLES OF ASSOCIATION AS              Mgmt          For                            For
       A CONSEQUENCE OF THE MERGER ETC.

8C     ELECTION OF SHAREHOLDER-ELECTED MEMBERS TO THE            Mgmt          For                            For
       CORPORATE ASSEMBLY.

8D     ELECTION OF THE ELECTION COMMITTEE.                       Mgmt          For                            For

09     CAPITAL REDUCTION - STRIKING-OFF OF TREASURY              Mgmt          For                            For
       SHARES AND REDEMPTION OF SHARES HELD BY THE
       STATE.




--------------------------------------------------------------------------------------------------------------------------
 STATOIL ASA                                                                                 Agenda Number:  932890987
--------------------------------------------------------------------------------------------------------------------------
    Security:  85771P102                                                             Meeting Type:  Annual
      Ticker:  STO                                                                   Meeting Date:  20-May-2008
        ISIN:  US85771P1021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

02     ELECTION OF A CHAIR OF THE MEETING                        Mgmt          For                            For

03     APPROVAL OF THE NOTICE AND THE AGENDA                     Mgmt          For                            For

05     ELECTION OF TWO PERSONS TO CO-SIGN THE MINUTES            Mgmt          For                            For
       TOGETHER WITH THE CHAIR OF THE MEETING

06     APPROVAL OF THE ANNUAL REPORT AND ACCOUNTS FOR            Mgmt          For                            For
       STATOILHYDRO ASA AND THE STATOILHYDRO GROUP
       FOR 2007.

07     DETERMINATION OF REMUNERATION FOR THE COMPANY'S           Mgmt          For                            For
       AUDITOR

08     ELECTION OF MEMBERS TO THE CORPORATE ASSEMBLY             Mgmt          Against                        Against

09     ELECTION OF A MEMBER TO THE NOMINATION COMMITTEE          Mgmt          For                            For

10     DETERMINATION OF REMUNERATION FOR THE CORPORATE           Mgmt          For                            For
       ASSEMBLY

11     DETERMINATION OF REMUNERATION FOR THE NOMINATION          Mgmt          For                            For
       COMMITTEE

12     STATEMENT ON REMUNERATION AND OTHER EMPLOYMENT            Mgmt          For                            For
       TERMS FOR CORPORATE EXECUTIVE COMMITTEE

13     AUTHORISATION TO ACQUIRE STATOILHYDRO SHARES              Mgmt          Against                        Against
       IN ORDER TO CONTINUE IMPLEMENTATION OF SHARE
       SAVING SCHEME FOR EMPLOYEES




--------------------------------------------------------------------------------------------------------------------------
 SWEDISH MATCH AB, STOCKHOLM                                                                 Agenda Number:  701492681
--------------------------------------------------------------------------------------------------------------------------
    Security:  W92277115                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  SE0000310336
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Opening of the meeting and elect Mr. Sven Unger           Mgmt          For                            For
       as the Chairman of the meeting

2.     Approve of the voting list                                Mgmt          For                            For

3.     Elect of 1 or 2 persons, who shall verify the             Mgmt          For                            For
       Minutes

4.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

5.     Approve the agenda                                        Mgmt          For                            For

6.     Receive the annual report and the Auditors'               Mgmt          For                            For
       report, the consolidated financial statements
       and the Auditors' report on the consolidated
       financial statements for 2007, the Auditors'
       statement regarding compliance with the principles
       for the compensation of the Senior Executives
       as well as the Board of Directors' motion regarding
       the allocation of profit and explanatory statements;
       in connection therewith, the President's address
       and the Board of Directors' report regarding
       its work and the work and function of the Compensation
       Committee and the Audit Committee

7.     Adopt of the income statement and balance sheet           Mgmt          For                            For
       and of the consolidated income statement and
       consolidated balance sheet

8.     Approve that a dividend be paid to the shareholders       Mgmt          For                            For
       in the amount of SEK 3.50 per share and the
       remaining profits be carried forward, minus
       the funds that may be utilized for a bonus
       issue, provided that the 2008 AGM passes a
       resolution in accordance with a reduction of
       the share capital pursuant to Resolution 10.A,
       as well as a resolution concerning a bonus
       issue pursuant to Resolution 10.B; the record
       date for entitlement to receive a cash dividend
       is 25 APR 2008; the dividend is expected to
       be paid through VPC AB [the Swedish Securities
       Register Center] on 30 APR 2008

9.     Grant discharge from liability to the Board               Mgmt          For                            For
       Members and the President

10.A   Approve to reduce the Company's share capital             Mgmt          For                            For
       of SEK 17,506,310.89 by means of the withdrawal
       of 12,000,000 shares in the Company; the shares
       in the Company for withdrawal have been repurchased
       by the Company in accordance with the authorization
       granted by the general meeting of the Company
       and the reduced amount be allocated to a fund
       for use in repurchasing the Company's own shares

10.B   Approve, upon passing of Resolution 10.A, to              Mgmt          For                            For
       increase in the Company's share capital of
       SEK 17,506,310.89 through a transfer from non-restricted
       shareholders' equity to the share capital [bonus
       issue]; the share capital shall be increased
       without issuing new shares

11.    Authorize the Board of Directors to decide on             Mgmt          For                            For
       the acquisition, on 1 or more occasions prior
       to the next AGM, of a maximum of as many shares
       as may be acquired without the Company's holding
       at any time exceeding more than 10% of all
       shares in the Company, for a maximum amount
       of SEK 3,000M; the shares shall be acquired
       on the OMX Nordic Exchange in  Stockholm Stock
       Exchange at a price within the price interval
       registered at any given time, i.e. the interval
       between the highest bid price and the lowest
       offer price; repurchase may not take place
       during the period when an estimate of an average
       price for the Swedish Match share on the Stockholm
       Stock Exchange is being carried out in order
       to establish the terms of any stock option
       programme for the senior Company officials
       of Swedish Match

12.    Adopt the principles for determination of remuneration    Mgmt          For                            For
       and other terms of employment for  the President
       and other Members of the Group Management team
       by the AGM 2007

13.    Approve a Call Option Program for 2008                    Mgmt          For                            For

14.    Approve that the Company shall issue a maximum            Mgmt          For                            For
       of 1,592,851 call options to execute the option
       program for 2007; that the Company, in a deviation
       from the preferential rights of shareholders,
       be permitted to transfer a maximum of 1,592,851
       shares in the Company at a selling price of
       SEK 172.68 per share in conjunction with a
       potential exercise of the call options; the
       number of shares and the selling price of the
       shares covered by the transfer resolution in
       accordance with this item may be recalculated
       as a consequence of a bonus issue of shares,
       a consolidation or split of shares, a new share
       issue, a reduction in the share capital, or
       other similar measure

15.    Approve to determine the number of Members of             Mgmt          For                            For
       the Board of Directors at 7

16.    Approve to determine the fees to the Board of             Mgmt          For                            For
       Directors be paid for the period until the
       close of the next AGM as follows: the Chairman
       shall receive SEK 1.575M and the other Board
       Members elected by the meeting shall each receive
       SEK 630,000 and, as compensation for committee
       work carried out, be allocated SEK 230,000
       to the Chairmen of the Compensation Committee
       and the Audit Committee respectively and SEK
       115,000 respectively to the other Members of
       these Committees although totaling no more
       than SEK 920,000; and that Members of the Board
       employed by the Swedish Match Group shall not
       receive any remuneration

17.    Re-elect Messrs. Charles A. Blixt, Andrew Cripps,         Mgmt          For                            For
       Arne Jurbrant, Conny Karlsson, Kersti Standqvist
       and Meg Tiveus and elect Ms. Karen Guerra as
       the Members of the Board of Directors; and
       elect Mr. Conny Karlsson as the Chairman of
       the Board, and Mr. Andrew Cripps as the Deputy
       Chairman

18.    Approve to determine the number of Auditors               Mgmt          For                            For

19.    Approve to pay the remuneration to the Auditors           Mgmt          For                            For
       on approved account

20.    Re-elect KPMG Bohlins AB as the Auditors for              Mgmt          For                            For
       the 4 years no Deputy Auditor

21.    Approve the procedure for appointing Members              Mgmt          For                            For
       to the Nominating Committee and the matter
       of remuneration for the Nominating Committee,
       if any

22.    Adopt the instructions for Swedish Match AB's             Mgmt          For                            For
       Nominating Committee which are identical to
       those by the 2007 AGM




--------------------------------------------------------------------------------------------------------------------------
 SWISSCOM AG, ITTIGEN                                                                        Agenda Number:  701507355
--------------------------------------------------------------------------------------------------------------------------
    Security:  H8398N104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  CH0008742519
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438503, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Receive the annual report, annual financial               Mgmt          No vote
       statement of Swisscom Ltd. and consolidated
       financial statements for the FY 2007, and the
       reports of the Statutory and Group Auditors

2.     Approve the appropriation of retained earnings            Mgmt          No vote
       and declaration of dividends of CHF 20 per
       share

3.     Grant discharge of the members of the Board               Mgmt          No vote
       of Directors and the Group Executive Board

4.     Approve the capital reduction of CHF 3.3 million          Mgmt          No vote
       via the cancellation of 3.3 million repurchased
       shares

5.1    Amend Clause 3.5 of the Articles of Incorporation         Mgmt          No vote

5.2    Amend Clause 6.1.3 of the Articles of Incorporation       Mgmt          No vote

5.3    Amend Clauses 5.1 B, 5.5 Sentence 1, 6.2.3 J              Mgmt          No vote
       and 8 of the Articles of Incorporation

5.4    Amend Clause 7 Paragraph 2 of the Articles of             Mgmt          No vote
       Incorporation

6.1    Re-elect Dr. Anton Scherrer as a Chairman of              Mgmt          No vote
       the Board of Directors

6.2    Re-elect Ms. Catherine Muehle Mann as a Member            Mgmt          No vote
       of the Board of Directors

6.3    Re-elect Mr. Hugo Gerber as a Member of the               Mgmt          No vote
       Board of Directors

7.     Elect KPMG AG as the Statutory Auditors                   Mgmt          No vote

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 T.E.R.N.A.- RETE ELETTRICA NAZIONALE SPA, ROMA                                              Agenda Number:  701487680
--------------------------------------------------------------------------------------------------------------------------
    Security:  T9471R100                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  27-Apr-2008
        ISIN:  IT0003242622
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2008 AT 11.00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          No vote
       Board of Directors, of Auditors and Audit firm
       report, adjournment thereof, consolidated financial
       statements at 31 DEC 2007

2.     Approve the allocation of profits                         Mgmt          No vote

3.     Approve to determine the Board of Directors               Mgmt          No vote
       components

4.     Approve to determine the Board of Directors               Mgmt          No vote
       term

5.     Appoint Board of Directors Members                        Mgmt          No vote

6.     Appoint the Board of Directors Chairman                   Mgmt          No vote

7.     Approve to determine the Board of Directors               Mgmt          No vote
       Emoluments

8.     Appoint the Board of Auditors Members                     Mgmt          No vote

9.     Approve to determine the regular Auditors Emoluments      Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 TECO ENERGY, INC.                                                                           Agenda Number:  932838266
--------------------------------------------------------------------------------------------------------------------------
    Security:  872375100                                                             Meeting Type:  Annual
      Ticker:  TE                                                                    Meeting Date:  30-Apr-2008
        ISIN:  US8723751009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: DUBOSE AUSLEY                       Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JAMES L. FERMAN, JR.                Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JOHN B. RAMIL                       Mgmt          For                            For

1D     ELECTION OF DIRECTOR: PAUL L. WHITING                     Mgmt          For                            For

02     RATIFICATION OF THE CORPORATION'S INDEPENDENT             Mgmt          For                            For
       AUDITOR




--------------------------------------------------------------------------------------------------------------------------
 TELECOM CORPORATION OF NEW ZEALAND LTD.                                                     Agenda Number:  932755171
--------------------------------------------------------------------------------------------------------------------------
    Security:  879278208                                                             Meeting Type:  Special
      Ticker:  NZT                                                                   Meeting Date:  17-Aug-2007
        ISIN:  US8792782083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE CANCELLATION OF ONE ORDINARY               Mgmt          For                            For
       SHARE FOR EVERY NINE ORDINARY SHARES AS PART
       OF THE ARRANGEMENT RELATING TO THE RETURN OF
       APPROXIMATELY $1.1 BILLION OF CAPITAL TO SHAREHOLDERS
       AS SET OUT IN THE NOTICE OF SPECIAL MEETING.




--------------------------------------------------------------------------------------------------------------------------
 TELECOM CORPORATION OF NEW ZEALAND LTD.                                                     Agenda Number:  932768851
--------------------------------------------------------------------------------------------------------------------------
    Security:  879278208                                                             Meeting Type:  Annual
      Ticker:  NZT                                                                   Meeting Date:  04-Oct-2007
        ISIN:  US8792782083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO AUTHORISE THE DIRECTORS TO FIX THE REMUNERATION        Mgmt          For                            For
       OF THE AUDITORS.

02     TO RE-ELECT MR WAYNE BOYD AS A DIRECTOR.                  Mgmt          For                            For

03     TO RE-ELECT MR MICHAEL TYLER AS A DIRECTOR.               Mgmt          For                            For

04     TO RE-ELECT MR RON SPITHILL AS A DIRECTOR.                Mgmt          For                            For

05     TO RE-ELECT DR MURRAY HORN AS A DIRECTOR.                 Mgmt          For                            For

06     TO AMEND THE COMPANY'S CONSTITUTION FOR THE               Mgmt          For                            For
       PERIOD UNTIL 1 JULY 2010 SO A MANAGING DIRECTOR
       RESIDENT IN NEW ZEALAND AND NOT A NEW ZEALAND
       CITIZEN IS NOT COUNTED WHEN DETERMINING IF
       AT LEAST HALF THE BOARD ARE NEW ZEALAND CITIZENS.

07     TO ELECT DR PAUL REYNOLDS AS A DIRECTOR.                  Mgmt          For                            For

08     TO APPROVE THE ISSUE BY THE COMPANY'S BOARD               Mgmt          For                            For
       OF DIRECTORS TO DR PAUL REYNOLDS DURING THE
       PERIOD TO 3 OCTOBER 2010 OF UP TO IN AGGREGATE
       750,000 ORDINARY SHARES.

09     TO APPROVE THE ISSUE BY THE COMPANY'S BOARD               Mgmt          For                            For
       OF DIRECTORS TO DR PAUL REYNOLDS DURING THE
       PERIOD TO 3 OCTOBER 2010 OF UP TO IN AGGREGATE
       1,750,000 SHARE RIGHTS TO ACQUIRE ORDINARY
       SHARES.




--------------------------------------------------------------------------------------------------------------------------
 TELEFONICA S A                                                                              Agenda Number:  701508725
--------------------------------------------------------------------------------------------------------------------------
    Security:  879382109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  ES0178430E18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Examination and approval, if appropriate, of              Mgmt          For                            For
       the Individual Annual Accounts, of the Consolidated
       Financial Statements and of the Management
       Report of Telefonica, S.A. and its Consolidated
       Group of Companies, as well as of the proposed
       allocation of profits/lossed of Telefonica,
       S.A. and of the management of its Board of
       Directors, all with respect to the Fiscal Year
       2007.

II.1   Re-election of Mr. Jose Fernando de Almansa               Mgmt          For                            For
       Moreno-Barreda to the Board of Directors.

II.2   Ratification of the interim appointment of Mr.            Mgmt          For                            For
       Jose Maria Abril Perez to the Board of Directors.

II.3   Ratification of the interim appointment of Mr.            Mgmt          For                            For
       Francisco Javier de Paz Mancho to the Board
       of Directors.

II.4.  Ratification of the interim appointment of Ms.            Mgmt          For                            For
       Maria Eva Castillo Sanz to the Board of Directors.

II.5.  Ratification of the interim appointment of Mr.            Mgmt          For                            For
       Luiz Fernando Furlan to the Board of Directors.

III.   Authorization to acquire the Company's own shares,        Mgmt          For                            For
       either directly or through Group Companies.

IV.    Reduction of the share capital through the cancellation   Mgmt          For                            For
       of shares of treasury stock, excluding creditors'
       right to object, and amendment of the article
       of the By-Laws relating to the share capital.

V.     Appointment of the Auditors of the Company for            Mgmt          For                            For
       the Fiscal Year 2008.

VI.    Delegation of powers to formalize, interpret,             Mgmt          For                            For
       cure and carry out the resolutions adopted
       by the shareholders at the General Shareholders'
       Meeting.




--------------------------------------------------------------------------------------------------------------------------
 TELEKOM AUSTRIA AG, WIEN                                                                    Agenda Number:  701544074
--------------------------------------------------------------------------------------------------------------------------
    Security:  A8502A102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  AT0000720008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU                Non-Voting

1.     Approve the presentation of the annual report             Mgmt          No vote
       and the reports of the Management Board and
       the Supervisory Board

2.     Approve the allocation of the net income                  Mgmt          No vote

3.     Approve the actions of the Managing Board and             Mgmt          No vote
       the Supervisory Board for the FY 2007

4.     Approve the remuneration of the Supervisory               Mgmt          No vote
       Board

5.     Elect the Supervisory Board                               Mgmt          No vote

6.     Elect the Auditors for the FY 2007                        Mgmt          No vote

7.     Approve the report of the Management Board on             Mgmt          No vote
       purchase, amount and use of the shares

8.     Authorize the Board of Directors to purchase              Mgmt          No vote
       Company shares in a range from 9 to 30 AUR
       per share within the next 18 months and authorize
       the Directors to; a) use own shares of the
       Company; b) use own shares for the convertible
       bonds; c) use own shares as consideration for
       the acquisition of Companies and enterprises;
       d) to decrease the principal by collection
       up to 46 Million of own shares without face
       amount, up to EUR 100.326.000 according point
       65; e) to sell own shares according point 65
       by the market or by a public offer and to sell
       also off-market within the nest 5 years




--------------------------------------------------------------------------------------------------------------------------
 THE DOW CHEMICAL COMPANY                                                                    Agenda Number:  932843154
--------------------------------------------------------------------------------------------------------------------------
    Security:  260543103                                                             Meeting Type:  Annual
      Ticker:  DOW                                                                   Meeting Date:  15-May-2008
        ISIN:  US2605431038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ARNOLD A. ALLEMANG                                        Mgmt          For                            For
       JACQUELINE K. BARTON                                      Mgmt          For                            For
       JAMES A. BELL                                             Mgmt          For                            For
       JEFF M. FETTIG                                            Mgmt          For                            For
       BARBARA H. FRANKLIN                                       Mgmt          For                            For
       JOHN B. HESS                                              Mgmt          For                            For
       ANDREW N. LIVERIS                                         Mgmt          For                            For
       GEOFFERY E. MERSZEI                                       Mgmt          For                            For
       DENNIS H. REILLEY                                         Mgmt          For                            For
       JAMES M. RINGLER                                          Mgmt          For                            For
       RUTH G. SHAW                                              Mgmt          For                            For
       PAUL G. STERN                                             Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF THE INDEPENDENT        Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM.

03     STOCKHOLDER PROPOSAL ON CHEMICALS WITH LINKS              Shr           Against                        For
       TO RESPIRATORY PROBLEMS.

04     STOCKHOLDER PROPOSAL ON ENVIRONMENTAL REMEDIATION         Shr           For                            Against
       IN THE MIDLAND AREA.

05     STOCKHOLDER PROPOSAL ON GENETICALLY ENGINEERED            Shr           Against                        For
       SEED.

06     STOCKHOLDER PROPOSAL ON A COMPENSATION PLAN.              Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 THE LACLEDE GROUP, INC.                                                                     Agenda Number:  932799490
--------------------------------------------------------------------------------------------------------------------------
    Security:  505597104                                                             Meeting Type:  Annual
      Ticker:  LG                                                                    Meeting Date:  31-Jan-2008
        ISIN:  US5055971049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       EDWARD L. GLOTZBACH                                       Mgmt          For                            For
       W. STEPHEN MARITZ                                         Mgmt          For                            For
       JOHN P. STUPP, JR.                                        Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS FOR FISCAL YEAR
       2008




--------------------------------------------------------------------------------------------------------------------------
 THE SOUTHERN COMPANY                                                                        Agenda Number:  932848849
--------------------------------------------------------------------------------------------------------------------------
    Security:  842587107                                                             Meeting Type:  Annual
      Ticker:  SO                                                                    Meeting Date:  28-May-2008
        ISIN:  US8425871071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       J.P. BARANCO                                              Mgmt          For                            For
       D.J. BERN                                                 Mgmt          For                            For
       F.S. BLAKE                                                Mgmt          For                            For
       J.A. BOSCIA                                               Mgmt          For                            For
       T.F. CHAPMAN                                              Mgmt          For                            For
       H.W. HABERMEYER, JR.                                      Mgmt          For                            For
       W.A. HOOD, JR.                                            Mgmt          For                            For
       D.M. JAMES                                                Mgmt          For                            For
       J.N. PURCELL                                              Mgmt          For                            For
       D.M. RATCLIFFE                                            Mgmt          For                            For
       W.G. SMITH, JR.                                           Mgmt          For                            For
       G.J. ST PE                                                Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2008

03     AMENDMENT OF COMPANY'S BY-LAWS REGARDING MAJORITY         Mgmt          For                            For
       VOTING AND CUMULATIVE VOTING

04     AMENDMENT OF COMPANY'S CERTIFICATE OF INCORPORATION       Mgmt          For                            For
       REGARDING CUMULATIVE VOTING

05     STOCKHOLDER PROPOSAL ON ENVIRONMENTAL REPORT              Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 TOMKINS PLC                                                                                 Agenda Number:  701510489
--------------------------------------------------------------------------------------------------------------------------
    Security:  G89158136                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  01-May-2008
        ISIN:  GB0008962655
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and financial               Mgmt          For                            For
       statements for the YE 29 DEC 2007 together
       with the Independent Auditors' report

2.     Approve the remuneration committee report for             Mgmt          For                            For
       the YE 29 DEC 2007

3.     Declare the final dividend of 8.57p per ordinary          Mgmt          For                            For
       share for the YE 29 DEC 2007

4.     Re-appoint Mr. James Nicol as a Director                  Mgmt          For                            For

5.     Re-appoint Mr. David Richardson as a Director             Mgmt          For                            For

6.     Re-appoint Mr. John McDonough as a Director               Mgmt          For                            For

7.     Re-appoint Mr. Leo Quinn as a Director                    Mgmt          For                            For

8.     Re-appoint Mr. John Zimmerman as a Director               Mgmt          For                            For

9.     Re-appoint Deloitte & Touche LLP as Independent           Mgmt          For                            For
       Auditors

10.    Authorize the Directors to determine the Independent      Mgmt          For                            For
       Auditors' remuneration

11.    Authorize the Directors, subject to the terms             Mgmt          For                            For
       of Article 5 of the Company's Articles of Association,
       to allot relevant securities: up to an aggregate
       nominal amount of GBP 14,673,721; and subject
       to and conditional on the reduction of capital
       [as specified] and associated matters referred
       to in resolution 16 becoming effective [ the
       Redenomination], and in substitution for the
       authority granted by paragraph [a] of this
       resolution 11, but without prejudice to any
       prior exercise of such authority, up to an
       aggregate nominal amount of USD 29,359,180

12.    Approve to reduce the authorized share capital            Mgmt          For                            For
       of the Company by USD 1,956,000,000 by cancellation
       of USD 13,920,000 denominated voting convertible
       cumulative redeemable preference shares of
       USD 50 each and USD 25,200,000 denominated
       voting convertible cumulative redeemable preference
       shares of USD 50 each

S.13   Authorize the Directors, in accordance with               Mgmt          For                            For
       and subject to the terms of Article 6 of the
       Company's Articles of Association, to allot
       shares for cash for the purposes of Article
       6, up to an aggregate nominal amount of GBP
       2,210,266; and subject to and conditional on
       the Redenomination becoming effective, and
       in substitution for the authority granted by
       paragraph (A) of this resolution 13, but without
       prejudice to any prior exercise of such authority,
       up to an aggregate nominal amount of USD 4,422,300

S.14   Authorize the Company, in substitution of any             Mgmt          For                            For
       authority to purchase ordinary shares in the
       capital of the Company [shares] previously
       conferred [save to the extent the same has
       been exercised], to make market purchases [Section
       163(3)] of the Companies Act 1985 (Act)] of
       shares provided that: maximum number of shares
       to be acquired is 88,410,677 shares or, if
       lower such number of shares as is equal to
       10% of the issued ordinary share capital of
       the Company at the close of business on 30
       APR 2008; the maximum price which may be paid
       for any share is an amount equal to 105% of
       the average middle market quotations for a
       shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days immediately preceding the day on which
       the share is contracted to be purchased and
       the minimum price which may be paid for any
       such share shall be the nominal value of that
       share; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       1 MAY 2009]; but a contract of purchase may
       be made before such expiry which will or may
       be executed wholly or partly thereafter, and
       a purchase of shares may be made in pursuance
       of any such contract

S.15   Adopt the Articles of Association produced to             Mgmt          For                            For
       the meeting as the Articles of Association
       of the Company in substitution for and to the
       exclusion of. the existing Articles of Association

S.16   Approve, subject to and conditional upon the              Mgmt          For                            For
       passing as a special resolution of resolution
       15, and in addition to and without prejudice
       to the authority granted pursuant to resolution
       11: (A) the capital of the Company be increased
       by GBP 50,000 by the creation of 50,000 deferred
       shares of GBP 1 each [each a Deferred Share]
       having the rights and restrictions as specified
       in article 6 of the Articles of Association
       of the Company adopted pursuant to resolution
       15 [the New Articles]; the sum of GBP 50,000
       standing to the credit of the Company's reserves
       be capitalized and, accordingly, the Directors
       be and are hereby authorized and directed to
       appropriate prior to the Effective Date (as
       defined in paragraph (E) of this resolution
       16) the said sum of GBP 50,000 in paying up
       in full at par 50,000 Deferred Shares and to
       allot and issue the same, credited as fully
       paid to the then Company Secretary of the Company
       or any Director as the Board of Directors of
       the Company shall nominate and for the purpose
       of section 80 of the Companies Act 1985 [the
       Act] such authority shall expire at the earlier
       of the Effective Date and the conclusion of
       the next Annual General Meeting of the Company;
       (C) the share capital of the Company be reduced
       by canceling and extinguishing all of the issued
       and unissued ordinary shares of Sp each in
       the capital of the Company [the Existing Ordinary
       Shares] in existence as at 6.00 p.m. on the
       business day immediately preceding the day
       on which the High Court of Justice in England
       and Wales makes an order confirming such reduction
       of capital [such cancellation and extinguishment
       being referred to as the Reduction of Capital]
       and the credit arising in the Company's books
       of account as a result of the Reduction of
       Capital be transferred to a special reserve
       of the Company [the Cancellation Reserve];
       (D) forthwith and conditional upon the Reduction
       of Capital taking effect and prior to the allotment
       and issue of the New Dollar Shares, the New
       Articles of the Company as specified; (e) immediately
       upon the reduction of capital taking effect
       [such date to be the effective date]: the authorized
       share capital of the company be increased to
       such amount as results from the creation of
       such number of new ordinary shares as is equal
       to the number [the relevant number] of existing
       ordinary hares as were cancelled pursuant to
       the reduction to the capital, each such share
       [a new dollar share] having a nominal value
       in cents rounded down to the nearest whole
       cent equivalent to 5p [the dollar nominal value]
       calculated by reference to the closing mid-point
       exchange rate for us dollars with sterling
       in London as derived from Reuters at 4.00 p.m.
       on the day immediately prior to the effective
       date [or if such day is not a business day,
       the business day immediately preceding the
       effective date] as published in the financial
       times on the effective date, of another published
       rate considered appropriate by the directors
       [the exchange rate]; the sum standing to the
       credit of the cancellation reserve be converted
       into us dollars at the exchange rate; the sum
       standing to the credit of the cancellation
       reserve as a result of the conversion referred
       to in sub-paragraph [e] of this resolution
       16 be applied in paying up the number of new
       dollar shares in full at the dollar nominal
       value as is equal to the relevant number, provided
       that if there would otherwise be any surplus
       amount remaining in the cancellation reserve,
       relevant number of new dollar shares shall
       be paid up at an aggregate premium equal to
       such remaining amount; and the relevant number
       of new dollar shares be allotted and issued
       credited as fully paid to those persons who
       appear on the register of members of the company
       at 6.00 p.m. on the business day immediately
       prior to the effective date as the holders
       of the cancelled existing ordinary shares on
       the basis of one new dollar share for each
       existing ordinary share held by them; (f) in
       addition to and without prejudice to any other
       authority conferred upon the directors to allot
       relevant securities of the company, the directors
       be and they are hereby generally and unconditionally
       authorized pursuant to and for the purposes
       of section 80 of the act to exercise all powers
       of the company to allot the relevant number
       of the new dollar shares created by this resolution
       16 [in aggregate, a maximum nominal amount
       in us dollars of relevant securities as is
       equal to the relevant number multiplied by
       the dollar nominal value] and this authority
       shall expire at the conclusion of the next
       AGM of the company




--------------------------------------------------------------------------------------------------------------------------
 TOTAL SA, COURBEVOIE                                                                        Agenda Number:  701562414
--------------------------------------------------------------------------------------------------------------------------
    Security:  F92124100                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  FR0000120271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 447484 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE in 2007, as
       presented

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 5,778,925,418.44, balance available
       for distribution: EUR 8,275,800,768.51 Dividends:
       EUR 4,983,591,440.79 as retained earnings:
       EUR 3,292,209,327.72 as required by Law, it
       is reminded that, for the last 3 FY, the dividends
       paid, were as follows: EUR 4,426.30 for FY
       2006, EUR 3,930.90 for FY 2005, EUR 3,339.80
       for FY 2004; the interim dividend of EUR 1.00
       was already paid on 16 NOV 2007, the remaining
       dividend of EUR 1.07 will be paid on 23 MAY
       2008, and will entitle natural persons to the
       50% allowance, in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L. 225-38
       of the French Commercial Code; and approve
       the agreements entered into or which remained
       in force during the FY

O.5    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L. 225-42-1
       of the French Commercial Code; and approve
       the commitments which are aimed at it concerning
       Mr. Thierry Desmarest

O.6    Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by the Article L. 225-42-1
       of the French Commercial Code; and approve
       the commitments which are aimed at it concerning
       Mr. Christophe De Margerie

O.7    Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the Stock Market, subject
       to the conditions; the maximum purchase price:
       EUR 80.00, maximum number of shares to be acquired:
       10% of the share capital, maximum funds invested
       in the share buybacks: EUR 7,050,558,160.00;
       [Authority expires at the end of 18 months
       period]; to take all necessary measures and
       accomplish all necessary formalities; authorize
       supersedes the fraction unused; authorization
       granted by the shareholders' meeting of 11
       MAY 2007 in its Resolution 5

O.8    Approve to renew the appointment of Mr. M. Paul           Mgmt          For                            For
       Desmarais Jr. as a Director for a 3-year period

O.9    Approve to renew the appointment of Mr. Bertrand          Mgmt          For                            For
       Jacquillat as a Director for a 3-year period

O.10   Approve to renew the appointment of Mr. Lord              Mgmt          For                            For
       Peter Levene of Portspoken as a Director for
       a 3-year period

O.11   Appoint Ms. Patricia Barbizet as a Director               Mgmt          For                            For
       for a 3-year period

O.12   Appoint Mr. M. Claude Mandil as a Director for            Mgmt          For                            For
       a 3-year period

E.13   Authorize the Board of Directors to take necessary        Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions, in France or aboard, by a maximum
       nominal amount of EUR 2,500,000,000.00 by issuance
       with preferred subscription rights maintained,
       of shares and or debt securities; to increase
       the share capital, in 1 or more occasions and
       at its sole discretion, by a maximum nominal
       amount of EUR 10,000,000,000.00, by way of
       capitalizing reserves, profits, premiums or
       other means, provided that such capitalization
       is allowed By-Law and under the By-Laws, by
       issuing bonus shares or raising the par value
       of existing shares, or by a combination of
       these methods; [Authority expires at the end
       of 26 months]; and this delegation of powers
       supersedes any and all earlier delegations
       to the same effect

E.14   Authorize the Board of Directors to take necessary        Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions, in France or aboard, by a maximum
       nominal amount of EUR 875,000,000.00 by issuance
       with preferred subscription rights maintained,
       of ordinary shares or debt securities; the
       maximum nominal amount of debt securities which
       may be issued shall not exceed EUR 10,000,000,000.00;
       [Authority expires at the end of 26 months];
       this amount shall count against the overall
       value set forth in Resolution 13; and to charge
       the share issuance costs against the related
       premiums and deduct from the premiums the amounts
       necessary to raise the legal reserve to 1-10
       of the new capital after each increase

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital; [Authority
       expires at the end of 26 months]; this amount
       shall count against the overall value set forth
       in Resolution 14; and to decide to cancel the
       shareholders' preferential subscription rights;
       and to take all necessary measures and accomplish
       all necessary formalities

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on 1 or more occasions as
       its sole discretion, in favour of employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan; [Authority
       expires at the end of 26 months]; the nominal
       amount that shall not exceed EUR 1.5 and to
       decide to cancel the shareholders' preferential
       subscription rights in favour of the employees
       for whom the capital increase is reserved;
       this delegation of powers supersedes any and
       all earlier delegations to the same effect

E.17   Authorize the Board of Directors to grant, for            Mgmt          For                            For
       free, on 1 or more occasions, existing or future
       shares, in favour of the employees or the Corporate
       Officers of the Company and related Companies,
       they may not represent more than 0.8% of the
       share capital; [Authority expires at the end
       of 38 months]; to take all necessary measures
       and accomplish all necessary formalities; this
       authorize supersedes the fraction unused of
       the authorization granted by the shareholders'
       meeting of 17 MAY 2005 in its Resolution No.13

A.     PLEASE NOTE THAT THIS A SHAREHOLDERS PROPOSAL:            Shr           Against                        For
       Approve to remove the terms of office of Mr.
       Mantoine Jeancourt Galignani as a Director

B.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       Amend the Article 12 of  the ByLaws

C.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Authorize the Board of Directors to grant,
       for free, on one or more occasions, existing
       or future shares, in favour of the Employees
       or the Corporate Officers of the Company and
       related Companies; they may not represent more
       than 0.2% of the share capital [Authority expires
       at the end of 26 month period]; this amount
       shall count against the overall value set forth
       in resolution 13; to cancel the shareholders'
       preferential subscription rights in favour
       of the beneficiaries of the shares that are
       granted; and to take all necessary measures
       and accomplish all necessary formalities




--------------------------------------------------------------------------------------------------------------------------
 TRANSALTA CORP                                                                              Agenda Number:  701521660
--------------------------------------------------------------------------------------------------------------------------
    Security:  89346D107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  CA89346D1078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. W. D. Anderson as a Director                    Mgmt          For                            For

1.2    Elect Mr. S.J. Bright as a Director                       Mgmt          For                            For

1.3    Elect Mr. T.W. Faithfull as a Director                    Mgmt          For                            For

1.4    Elect Mr. G.D. Giffin as a Director                       Mgmt          For                            For

1.5    Elect Mr. C.K. Jespersen as a Director                    Mgmt          For                            For

1.6    Elect Mr. M.M. Kanovsky as a Director                     Mgmt          For                            For

1.7    Elect Mr. D.S. Kaufman as a Director                      Mgmt          For                            For

1.8    Elect Mr. G.S. Lackenbauer as a Director                  Mgmt          For                            For

1.9    Elect Mr. M.C. Piper as a Director                        Mgmt          For                            For

1.10   Elect Mr. L. Vazquez Senties as a Director                Mgmt          For                            For

1.11   Elect Mr. S.G. Snyder as a Director                       Mgmt          For                            For

2.     Appoint Ernst & Young LLP as the Auditors at              Mgmt          For                            For
       a remuneration to be fixed by the Board of
       Directors




--------------------------------------------------------------------------------------------------------------------------
 U.S. BANCORP                                                                                Agenda Number:  932820310
--------------------------------------------------------------------------------------------------------------------------
    Security:  902973304                                                             Meeting Type:  Annual
      Ticker:  USB                                                                   Meeting Date:  15-Apr-2008
        ISIN:  US9029733048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR TO SERVE UNTIL THE ANNUAL            Mgmt          For                            For
       MEETING IN 2009: DOUGLAS M. BAKER, JR.

1B     ELECTION OF DIRECTOR TO SERVE UNTIL THE ANNUAL            Mgmt          For                            For
       MEETING IN 2009: JOEL W. JOHNSON

1C     ELECTION OF DIRECTOR TO SERVE UNTIL THE ANNUAL            Mgmt          For                            For
       MEETING IN 2009: DAVID B. O'MALEY

1D     ELECTION OF DIRECTOR TO SERVE UNTIL THE ANNUAL            Mgmt          For                            For
       MEETING IN 2009: O'DELL M. OWENS, M.D., M.P.H.

1E     ELECTION OF DIRECTOR TO SERVE UNTIL THE ANNUAL            Mgmt          For                            For
       MEETING IN 2009: CRAIG D. SCHNUCK

02     RATIFY SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT      Mgmt          For                            For
       AUDITOR FOR THE 2008 FISCAL YEAR.

03     SHAREHOLDER PROPOSAL: ANNUAL RATIFICATION OF              Shr           For                            Against
       EXECUTIVE OFFICER COMPENSATION.

04     SHAREHOLDER PROPOSAL: SEPARATE THE ROLES OF               Shr           Against                        For
       CHAIRMAN AND CHIEF EXECUTIVE OFFICER.




--------------------------------------------------------------------------------------------------------------------------
 UST INC.                                                                                    Agenda Number:  932826069
--------------------------------------------------------------------------------------------------------------------------
    Security:  902911106                                                             Meeting Type:  Annual
      Ticker:  UST                                                                   Meeting Date:  06-May-2008
        ISIN:  US9029111062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN D. BARR                                              Mgmt          For                            For
       JOHN P. CLANCEY                                           Mgmt          For                            For
       PATRICIA DIAZ DENNIS                                      Mgmt          For                            For
       JOSEPH E. HEID                                            Mgmt          For                            For
       MURRAY S. KESSLER                                         Mgmt          For                            For
       PETER J. NEFF                                             Mgmt          For                            For
       ANDREW J. PARSONS                                         Mgmt          For                            For
       RONALD J. ROSSI                                           Mgmt          For                            For
       LAWRENCE J. RUISI                                         Mgmt          For                            For

02     PROPOSAL TO RATIFY AND APPROVE ERNST & YOUNG              Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS OF THE COMPANY
       FOR THE YEAR 2008.

03     STOCKHOLDER PROPOSAL RELATING TO THE CALLING              Shr           For                            Against
       OF SPECIAL MEETINGS BY STOCKHOLDERS.

04     STOCKHOLDER PROPOSAL RELATING TO HEALTH CARE              Shr           Against                        For
       REFORM PRINCIPLES.




--------------------------------------------------------------------------------------------------------------------------
 VEIDEKKE ASA, OSLO                                                                          Agenda Number:  701553213
--------------------------------------------------------------------------------------------------------------------------
    Security:  R9590N107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  NO0005806802
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM                                        Mgmt          Abstain                        Against

2.     Elect the Chairman of the meeting and co-signer           Mgmt          For                            For

3.     Approve the notice and agenda                             Mgmt          For                            For

4.     Approve the annual accounts and annual report             Mgmt          For                            For
       for 2007 for Veidekke ASA and for the Corporation

5.     Approve the information of the Board's declaration        Mgmt          Against                        Against
       of determination of salary and other remuneration
       to employees in leading positions

6.     Approve the use of the year result for 2007               Mgmt          For                            For
       for Veidekke ASA, including distribution of
       dividend

7.     Approve to determine the remuneration for the             Mgmt          For                            For
       Auditor

8.1    Amend the Articles of Association regarding               Mgmt          For                            For
       the Board's approval of transfer of shares
       to the Company

8.2    Amend the Articles of Association regarding               Mgmt          For                            For
       the Board Members election period

9.     Elect the Members for the Nomination Committee            Mgmt          For                            For

10.    Approve to determine the Board's remuneration             Mgmt          For                            For

11.    Elect the Board                                           Mgmt          For                            For

12.    Approve to decrease the capital assets by cancellation    Mgmt          For                            For
       of the Company's own shares

13.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital

14.    Authorize the Board of Directors to purchase              Mgmt          For                            For
       of the Company's own shares




--------------------------------------------------------------------------------------------------------------------------
 VENTAS, INC.                                                                                Agenda Number:  932853713
--------------------------------------------------------------------------------------------------------------------------
    Security:  92276F100                                                             Meeting Type:  Annual
      Ticker:  VTR                                                                   Meeting Date:  19-May-2008
        ISIN:  US92276F1003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DEBRA A. CAFARO                                           Mgmt          For                            For
       DOUGLAS CROCKER II                                        Mgmt          For                            For
       RONALD G. GEARY                                           Mgmt          Withheld                       Against
       JAY M. GELLERT                                            Mgmt          For                            For
       ROBERT D. REED                                            Mgmt          For                            For
       SHELI Z. ROSENBERG                                        Mgmt          Withheld                       Against
       JAMES D. SHELTON                                          Mgmt          For                            For
       THOMAS C. THEOBALD                                        Mgmt          For                            For

02     DIRECTORS' PROPOSAL: TO RATIFY THE APPOINTMENT            Mgmt          Against                        Against
       OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2008.

03     DIRECTOR'S PROPOSAL: TO APPROVE AN AMENDMENT              Mgmt          For                            For
       TO THE AMENDED AND RESTATED CERTIFICATE OF
       INCORPORATION TO ELIMINATE THE BOARD'S ABILITY
       TO GRANT WAIVERS FROM THE CONSTRUCTIVE OWNERSHIP
       LIMITATIONS IN ARTICLE X THEREOF RELATING TO
       VENTA'S STATUS AS A QUALIFIED REAL ESTATE INVESTMENT
       TRUST UNDER U.S. FEDERAL INCOME TAX LAW.




--------------------------------------------------------------------------------------------------------------------------
 VERIZON COMMUNICATIONS INC.                                                                 Agenda Number:  932832517
--------------------------------------------------------------------------------------------------------------------------
    Security:  92343V104                                                             Meeting Type:  Annual
      Ticker:  VZ                                                                    Meeting Date:  01-May-2008
        ISIN:  US92343V1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: RICHARD L. CARRION                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: M. FRANCES KEETH                    Mgmt          For                            For

1C     ELECTION OF DIRECTOR: ROBERT W. LANE                      Mgmt          For                            For

1D     ELECTION OF DIRECTOR: SANDRA O. MOOSE                     Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JOSEPH NEUBAUER                     Mgmt          For                            For

1F     ELECTION OF DIRECTOR: DONALD T. NICOLAISEN                Mgmt          For                            For

1G     ELECTION OF DIRECTOR: THOMAS H. O'BRIEN                   Mgmt          For                            For

1H     ELECTION OF DIRECTOR: CLARENCE OTIS, JR.                  Mgmt          For                            For

1I     ELECTION OF DIRECTOR: HUGH B. PRICE                       Mgmt          For                            For

1J     ELECTION OF DIRECTOR: IVAN G. SEIDENBERG                  Mgmt          For                            For

1K     ELECTION OF DIRECTOR: JOHN W. SNOW                        Mgmt          For                            For

1L     ELECTION OF DIRECTOR: JOHN R. STAFFORD                    Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED     Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM

03     ELIMINATE STOCK OPTIONS                                   Shr           Against                        For

04     GENDER IDENTITY NONDISCRIMINATION POLICY                  Shr           Against                        For

05     SEPARATE OFFICES OF CHAIRMAN AND CEO                      Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 VITASOY INTERNATIONAL HOLDINGS LTD                                                          Agenda Number:  701331655
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y93794108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Sep-2007
        ISIN:  HK0345001611
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 MAR 2007

2.     Approve the payment of a final dividend in respect        Mgmt          For                            For
       of the YE 31 MAR 2007

3.     Approve the payment of a special dividend in              Mgmt          For                            For
       respect of the YE 31 MAR 2007

4.A.i  Re-elect Mr. Winston Yau-lai L.O. as a Director           Mgmt          For                            For

4.Aii  Re-elect Mr. John Shek-hung L.A.U. as a Director          Mgmt          For                            For

4Aiii  Re-elect Ms. Myrna Mo-ching L.O. as a Director            Mgmt          For                            For

4Aiv   Re-elect Mr. Laurence Patrick EISENTRAGER as              Mgmt          For                            For
       a Director

4.B    Approve to fix the remuneration of the Directors          Mgmt          For                            For

5.     Appoint the Auditors and authorize the Directors          Mgmt          For                            For
       to fix their remuneration

6.A    Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the issued share
       capital of the Company plus the nominal amount
       of share capital of the Company repurchased
       by the Company subsequent to the passing of
       this resolution [up to a maximum equivalent
       to 10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing of this resolution, otherwise
       than pursuant to i) a rights issue; or ii)
       any scrip dividend scheme or similar arrangement;
       or iii) an issue of shares pursuant to the
       exercise of options which may be granted under
       any option scheme or similar arrangement for
       the time being adopted for the grant or issue
       to the Officers and/or employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is required
       by Articles of Association of the Company or
       any applicable laws to be held]

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 0.25 each in the capital of the
       Company and to purchase the shares subject
       to and in accordance with all applicable laws,
       rules and regulations and to procure the Company
       to repurchase shares at such prices as the
       Directors of the Company may at their discretion
       determine during the relevant period, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is required
       by Articles of Association of the Company or
       any applicable laws to be held]

6.C    Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       6.A and 6.B, to add the aggregate nominal amount
       of the share capital of the Company repurchased
       by the Company pursuant to Resolution 6.B,
       to the aggregate nominal amount of the share
       capital of the Company that may be allotted
       pursuant to and in accordance with Resolution
       6.A as specified




--------------------------------------------------------------------------------------------------------------------------
 VIVENDI                                                                                     Agenda Number:  701484963
--------------------------------------------------------------------------------------------------------------------------
    Security:  F97982106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  FR0000127771
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU.

O.1    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 2007, as presented,
       showing a profit of EUR 1,504,370,455.00

O.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, the consolidated financial
       statements for the said FY, in the form presented
       to the meeting

O.3    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.88 of
       the French Commercial Code, and approve the
       agreements entered into or which remained in
       force during the FY

O.4    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the income for
       the FY be appropriated as follows: earnings
       for the FY: EUR 1,504,370,455.00 retained earnings:
       EUR 2,200,000,000.00 balance available for
       distribution: EUR 3,704,370,455.00 Legal reserve:
       EUR 4,240,216.00 dividends: EUR 1,514,062,753.00
       other reserves: EUR 0.00 retained earnings:
       EUR 2,186,067,486.00 total: EUR 3,704,370,455.00
       the shareholders will receive a net dividend
       of EUR 1.30 per share, and will entitle to
       the 40% deduction provided by the French Tax
       Code, this dividend will be paid on 14 MAY
       2008

O.5    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Jean-Rene FOURTOU as a member of the Supervisory
       Board for a 4-year period

O.6    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Claude BEBEAR as a member of the Supervisory
       Board for a 4-year period

O.7    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Gerard BREMOND as a member of the Supervisory
       Board for a 4-year period

O.8    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Mehdi DAZI as a member of the Supervisory Board
       for a 4-year period

O.9    Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Henri LACHMANN as a member of the Supervisory
       Board for a 4-year period

O.10   Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Pierre RODOCANACHI as a member of the Supervisory
       Board for a 4-year period

O.11   Approve to renews the appointment of Mr. M.               Mgmt          For                            For
       Karel VAN MIERT as a member of the Supervisory
       Board for a 4-year period

O.12   Appoint Mr. M. Jean-Yves CHARLIER as a member             Mgmt          For                            For
       of the Supervisory Board for a 4-year period

O.13   Appoint Mr. M. Philippe DONNET as a member of             Mgmt          For                            For
       the Supervisory Board for a 4-year period

O.14   Approve to award a total annual fees of EUR               Mgmt          For                            For
       1,500,000.00 to the Supervisory Board

O.15   Authorize the Executive Committee to trade in             Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: Maximum
       purchase price: EUR 40.00, Maximum funds invested
       in the share buybacks: EUR 3,490,000,000.00;
       [Authority expires for 18-month period]; to
       take all necessary measures and accomplish
       all necessary formalities, this authorization
       supersedes the fraction unused of the authorization
       granted by the Shareholders' Meeting of 19
       APR 2007 in its resolution number 6

E.16   Grant authority to the Executive Committee to             Mgmt          For                            For
       reduce the share capital, on 1 or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with a stock repurchase plan, up
       to a maximum of 10% of the share capital over
       a 26-month period; [Authority expires for 24-month
       period]; to take all necessary measures and
       accomplish all necessary formalities, this
       authorization supersedes the fraction unused
       of the authorization granted by the Shareholders'
       Meeting of 19 APR 2007 in its resolution number
       11

E.17   Grant authority to the Executive Committee,               Mgmt          Against                        Against
       in 1 or more transactions, to beneficiaries
       to be chosen by it, options giving the right
       either to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 2.5% of the capital
       share; [Authority expires for 38-month period];
       to take all necessary measures and accomplish
       all necessary formalities, this amount shall
       count against the overall value set forth in
       resolution number 7 of the 19 APR 2007 Shareholders'
       Meeting; this authorization supersedes the
       fraction unused of the authorization granted
       by the General Meeting held in 28 APR 2005
       in its resolution number 12

E.18   Grant authority to the Executive Committee,               Mgmt          Against                        Against
       for free, on 1 or more occasions, existing
       or future shares, in favour of the Employees
       or the Corporate Officers of the Company and
       related Companies; they may not represent more
       than 0.5% of the share capital; [Authority
       expires for 38-month period]; to take all necessary
       measures and accomplish all necessary formalities;
       this amount shall count against the overall
       value set forth in resolution number 7 of the
       19 APR 2007 Shareholders' Meeting; this authorization
       supersedes the fraction unused of the authorization
       granted by the General Meeting held in 28 APR
       2005 in its resolution number 13

E.19   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of Employees
       and Corporate Officers of the company who are
       members of a Company savings plan; [Authority
       expires for 26-month period] and for a nominal
       amount that shall not exceed 2.5% of the capital
       share; this amount shall count against the
       overall value set forth in resolution number
       7 of the General Meeting held in 19 APR 2007;
       the Shareholders' Meeting decides to cancel
       the Shareholders' preferential subscription
       rights in favour of members of a Corporate
       Savings Plan; to take all necessary measures
       and accomplish all necessary formalities; this
       authorization supersedes the fraction unused
       of the authorization granted by the Shareholders'
       Meeting of 19 APR 2007 in its resolution number
       10

E.20   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of Employees
       and Corporate Officers of the Foreigner subsidiary
       Company who are members of a Company Savings
       Plan; [Authority expires for 18-month period]
       and for a nominal amount that shall not exceed
       2.5% of the capital share; this amount shall
       count against the overall value set forth in
       resolution number 19 of the general meeting
       held in 19 APR 2007; the shareholders' meeting
       decides to cancel the Shareholders' preferential
       subscription rights in favour of any person
       corresponding to the specification given by
       the Shareholders' Meeting; to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 19 APR 2007 in its
       resolution number 19

E.21   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 VODAFONE GROUP PLC, NEWBURY BERKSHIRE                                                       Agenda Number:  701308454
--------------------------------------------------------------------------------------------------------------------------
    Security:  G93882135                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jul-2007
        ISIN:  GB00B16GWD56
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive the report of the Directors and financial      Mgmt          For                            For
       statements for the YE 31 MAR 2007

2.     That Sir John Bond, a Director retiring voluntarily       Mgmt          For                            For
       and offering himself for re-election, be and
       is hereby re-elected as a Director of the Company

3.     That Arun Sarin, a Director retiring voluntarily          Mgmt          For                            For
       and offering himself for re-election, be and
       is hereby re-elected as a Director of the Company

4.     That Dr Michael Boskin, a Director retiring               Mgmt          Against                        Against
       voluntarily and offering himself for re-election,
       be and is hereby re-elected as a Director of
       the Company

5.     That John Buchanan, a Director retiring voluntarily       Mgmt          For                            For
       and offering himself for re-election, be and
       is hereby re-elected as a Director of the Company

6.     That Andy Halford, a Director retiring voluntarily        Mgmt          For                            For
       and offering himself for re-election, be and
       is hereby re-elected as a Director of the Company

7.     That Anne Lauvergeon, a Director retiring voluntarily     Mgmt          For                            For
       and offering herself for re-election, be and
       is hereby re-elected as a Director of the Company

8.     That Professor Jurgen Schrempp, a Director retiring       Mgmt          For                            For
       voluntarily and offering himself for re-election,
       be and is hereby re-elected as a Director of
       the Company

9.     That Luc Vandevelde, a Director retiring voluntarily      Mgmt          For                            For
       and offering himself for re-election, be and
       is hereby re-elected as a Director of the Company

10.    That Anthony Watson, a Director retiring voluntarily      Mgmt          For                            For
       and offering himself for re-election, be and
       is hereby re-elected as a Director of the Company

11.    That Philip Yea, a Director retiring voluntarily          Mgmt          For                            For
       and offering himself for re-election, be and
       is hereby re-elected as a Director of the Company

12.    That Vittorio Colao, a Director retiring in               Mgmt          For                            For
       accordance with the Company's Articles of Association,
       be and is hereby elected as a Director of the
       Company

13.    That Alan Jebson, a Director retiring in accordance       Mgmt          For                            For
       with the Company's Articles of Association,
       be and is hereby elected as a Director of the
       Company

14.    That Nick Land, a Director retiring in accordance         Mgmt          For                            For
       with the Company's Articles of Association,
       be and is hereby elected as a Director of the
       Company

15.    That Simon Murray, a Director retiring in accordance      Mgmt          For                            For
       with the Company's Articles of Association,
       be and is hereby elected as a Director of the
       Company

16.    That the final dividend recommended by the Directors      Mgmt          For                            For
       of 4.41p per ordinary share for the YE 31 MAR
       2007 be declared payable on the ordinary shares
       of the Company to all members whose names appeared
       on the Register of Members on 08 JUN 2007 and
       that such dividend be paid on 03 AUG 2007

17.    To approve the Remuneration Report of the Board           Mgmt          For                            For
       for the YE 31 MAR 2007

18.    To re-appoint Deloitte & Touche LLP as the Auditors       Mgmt          For                            For
       to the Company until the next AGM

19.    To authorise the Audit Committee to determine             Mgmt          For                            For
       the remuneration of the Auditors

20.    That the authority conferred on the Directors             Mgmt          For                            For
       by Article 16.2 of the Company's Articles of
       Association be renewed and for this purpose;
       20.1 the Section 80 amount be USD 1,000,000,000;
       and 20.2 the prescribed period be the period
       ending on the date of the AGM in 2008 or on
       24 October 2008, whichever is the earlier

S.21   That, subject to the passing of Resolution 20,            Mgmt          For                            For
       the power conferred on the Directors by Article
       16.3 of the Company's Articles of Association
       be renewed for the prescribed period specified
       in Resolution 20.2 and for such period the
       Section 89 amount be USD 290,000,000

S.22   That the Company be generally and unconditionally         Mgmt          For                            For
       authorised for the purposes of Section 166
       of the Companies Act 1985 to make market purchases
       [as defined in Section 163 of that Act] of
       ordinary shares in the capital of the Company
       provided that: 22.1 the maximum aggregate number
       of ordinary shares which may be purchased is
       5,200,000,000; 22.2 the minimum price which
       may be paid for each ordinary share is US 11
       3/7 cents; 22.3 the maximum price (excluding
       expenses) which may be paid for any ordinary
       share does not exceed the higher of 1) 5% above
       the average closing price of such shares for
       the five business days on the London Stock
       Exchange prior to the date of purchase and
       2) the higher of the last independent trade
       and the highest current independent bid on
       the London Stock Exchange; and 22.4 this authority
       shall expire at the conclusion of the Annual
       General Meeting of the Company held in 2008
       or on 24 October 2008, whichever is the earlier,
       unless such authority is renewed prior to that
       time (except in relation to the purchase of
       ordinary shares the contract for which was
       concluded before the expiry of such authority
       and which might be executed wholly or partly
       after such expiry)

S.23   That the Company be authorised, subject to and            Mgmt          For                            For
       in accordance with the provisions of the Companies
       Act 2006 to send, convey or supply all types
       of notices, documents or information to the
       shareholders by means of electronic equipment
       for the processing [including digital compression],
       storage and transmission of data, employing
       wires, radio optical technologies or any other
       electromagnetic means, including by making
       such notices, documents or information available
       on a website

S.24   That the proposed Articles of Association contained       Mgmt          For                            For
       in the document marked A submitted to this
       AGM and initialled for the purposes of identification
       by the Chairman be approved and adopted as
       the new Articles of Association of the Company,
       in substitution for and to the exclusion of
       the existing Articles of Association with effect
       from the end of this meeting

S.25   PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       That pursuant to the provisions of Article
       114.2 of the Company's Articles of Association,
       and notwithstanding the provisions of Article
       114.1 of the Company's Articles of Association,
       the directors of the Company shall act in accordance
       with such directions as may be given to them
       by ordinary resolution at any general meeting
       of the Company taking place on or before 01
       JAN 2009

26     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       That unless proposals are put to the shareholders
       of the Company in general meeting to alter
       the capital structure of the Company by either:
       26.1 sub-dividing the Company's issued ordinary
       shares into: (i) new ordinary shares of a smaller
       nominal value; and ii) a new class of listed
       tracking shares representing the Company's
       45 percent economic interest in Cellco Partnership
       (doing business as Verizon Wireless) and entitling
       the holders thereof to receive dividends based
       on the Company's net earnings attributable
       to, and dividends received from, Cellco Partnership
       (doing business as Verizon Wireless), accounted
       for separately; to receive the net proceeds
       from the sale or other disposal of the Company's
       interest in Cellco Partnership (doing business
       as Verizon Wireless); and to such other rights
       and preferences as the board sees fit; or 26.2
       adopting a scheme of arrangement under S 425
       Companies Act 1985 that introduces a new group
       holding company with a capital structure that
       includes the following, each of which will
       be issued pro rata to existing shareholders
       in consideration for the cancellation of their
       shares in the Company: i) a new class of listed
       tracking shares representing the Company's
       45 percent economic interest in Cellco Partnership
       (doing business as Verizon Wireless) and entitling
       the holders thereof to receive dividends based
       on the new group holding company's net earnings
       attributable to, and dividends received from,
       Cellco Partnership (doing business as Verizon
       Wireless), accounted for separately; to receive
       the net proceeds from the sale or other disposal
       of the new group holding company's interest
       in Cellco Partnership (doing business as Verizon
       Wireless); and to such other rights and preferences
       as the board sees fit; and ii) 100 percent
       of the ordinary shares of the new group holding
       company; or 26.3 adopting a scheme of arrangement
       under S 425 Companies Act 1985 under which
       shareholders of the Company receive, pro rata
       to their shareholdings in the Company, in consideration
       for the cancellation of their shares in the
       Company: i) 100% of the ordinary shares of
       a new holding company that owns, directly or
       indirectly, the Company's entire interest in
       Cellco Partnership (doing business as Verizon
       Wireless); and ii) 100% of the ordinary shares
       of a second new holding company that owns,
       directly or indirectly, the Company's other
       assets; by 31 MAR 2008, all fees payable to
       the directors of the Company pursuant to the
       provisions of Article 85 of the Articles of
       Association of the Company for their services
       as directors of the Company after that date
       shall (by reason of this resolution and Article
       85.2 of the Articles of Association of the
       Company) be allocated and paid solely to the
       Chairman of the Board of Directors of the Company

27.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       That unless proposals are put to the shareholders
       of the Company in general meeting to amend
       the capital structure of the Company by adopting
       a scheme of arrangement under s425 Companies
       Act 1985 that introduces a new group holding
       company with a capital structure that includes
       the following, each of which will be issued
       pro rata to existing shareholders in consideration
       for the cancellation of their shares in the
       Company: i) at least GBP 0.65 principal amount
       of new listed bonds per issued share in the
       Company, issued or guaranteed by such holding
       company or the Company, denominated in such
       currencies as the board sees fit and bearing
       interest at such rate and containing such other
       terms as the board determines, with the advice
       of the Company's financial advisors, will result
       in such bonds trading at par upon issuance;
       and ii) 100 percent of the ordinary shares
       of the new group holding company; by 31 MAR
       2008, all fees payable to the directors of
       the Company pursuant to the provisions of Article
       85 of the Articles of Association of the Company
       for their services as directors of the Company
       after that date shall (by reason of this resolution
       and Article 85.2 of the Articles of Association
       of the Company) be allocated and paid solely
       to the Chairman of the Board of Directors of
       the Company

S.28   PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       That the Articles of Association of the Company
       be amended by the inclusion of the following
       article to be designated article 189: Shareholder
       approval of certain acquisitions; The Company
       may not, at any time prior to 31 March 2010,
       directly or through any direct or indirect
       subsidiary of the Company, acquire or enter
       into an agreement to acquire the assets, undertaking,
       shares, or other equity securities of any person
       (other than the Company or a person which was
       a subsidiary of the Company on 31 March 2007)
       where the aggregate consideration, in the case
       of any one acquisition, exceeds GBP 1,000,000,000
       and, in the case of all transactions completed
       or agreed to in any consecutive 24 month period,
       exceeds GBP 5,000,000,000 without the previous
       sanction of a special resolution of the Company,
       unless the board shall have submitted to a
       vote of the shareholders of the Company a resolution
       to alter the capital structure of the Company
       through a scheme of arrangement under S425
       Companies Act 1985 whereby either: 28.1 a new
       group holding company is formed to hold 100%
       of the share capital of the Company and the
       new group holding company issues to the existing
       shareholders of the Company, pro rata to their
       shareholdings in the Company, in consideration
       for the cancellation of their shares in the
       Company: i) at least GBP 0.65 principal amount
       of new listed bonds per issued share in the
       Company, issued or guaranteed by such holding
       company or the Company, denominated in such
       currencies as the board sees fit and bearing
       interest at such rate and containing such other
       terms as the board determines, with the advice
       of the Company's financial advisors, will result
       in such bonds trading at par upon issuance;
       ii) a new class of listed tracking shares representing
       in aggregate 100% of the Company's 45% economic
       interest in Cellco Partnership (doing business
       as Verizon Wireless) and entitling the holders
       thereof to receive dividends based on the new
       group holding Company's net earnings attributable
       to, and dividends received from, Cellco Partnership
       (doing business as Verizon Wireless), accounted
       for separately; to receive the net proceeds
       from the sale or other disposal of the new
       group holding company's interest in Cellco
       Partnership (doing business as Verizon Wireless);
       and to such other rights and preferences as
       the board sees fit; and iii) 100% of the ordinary
       shares in such new group company; or 28.2 the
       existing shareholders of the Company receive,
       pro rata to their shareholdings in the Company,
       in consideration for the cancellation of their
       shares in the Company: i) 100% of the ordinary
       shares of a new holding company that owns,
       directly or indirectly, the Company's entire
       interest in Cellco Partnership (doing business
       as Verizon Wireless); ii) 100% of a second
       new holding company that owns, directly or
       indirectly, the Company's other assets; and
       iii) at least GBP 0.65 principal amount of
       new listed bonds per issued share in the Company,
       issued or guaranteed by either or both of such
       holding companies or by the Company, denominated
       in such currencies as the board sees fit and
       bearing interest at such rate and containing
       such other terms as the board determines, with
       the advice of the Company's financial advisors,
       will result in such bonds trading at par upon
       issuance."

       PLEASE NOTE THAT THIS IS A REVISION DUE TO NORMAL         Non-Voting
       MEETING CHANGED TO AN ISSUER PAY MEETING. IFYOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 WESTAR ENERGY, INC.                                                                         Agenda Number:  932849865
--------------------------------------------------------------------------------------------------------------------------
    Security:  95709T100                                                             Meeting Type:  Annual
      Ticker:  WR                                                                    Meeting Date:  15-May-2008
        ISIN:  US95709T1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MOLLIE H. CARTER                                          Mgmt          For                            For
       JERRY B. FARLEY                                           Mgmt          For                            For
       ARTHUR B. KRAUSE                                          Mgmt          For                            For
       WILLIAM B. MOORE                                          Mgmt          For                            For

02     RATIFICATION AND CONFIRMATION OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 WESTPAC BANKING CORP, SYDNEY NSW                                                            Agenda Number:  701405929
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q97417101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Dec-2007
        ISIN:  AU000000WBC1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report, the Directors'       Non-Voting
       report and the Auditors' report of Westpac
       for the YE 30 SEP 2007

2.a    Re-elect Mr. Edward [Tad] Alfred Evans as a               Mgmt          For                            For
       Director of Westpac Banking Corporation, who
       retires in accordance with Articles 9.2 and
       9.3 of the Constitution

2.b    Re-elect Mr. Gordon McKellar Cairns as a Director         Mgmt          For                            For
       of Westpac Banking Corporation, who retires
       in accordance with Articles 9.2 and 9.3 of
       the Constitution

3.     Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       10.14, to grant the restricted shares under
       the Chief Executive Officer Restricted Share
       Plan and grant of performance share rights
       and performance options under the Chief Executive
       Officer Performance Plan to the future Managing
       Director and the Chief Executive Officer, Mr.
       Gail Kelly, as specified

S.4    Amend the Westpac Constitution as specified               Mgmt          For                            For

5.     Adopt the annual remuneration report for the              Mgmt          For                            For
       YE 30 SEP 2007




--------------------------------------------------------------------------------------------------------------------------
 WINDSTREAM CORPORATION                                                                      Agenda Number:  932843647
--------------------------------------------------------------------------------------------------------------------------
    Security:  97381W104                                                             Meeting Type:  Annual
      Ticker:  WIN                                                                   Meeting Date:  08-May-2008
        ISIN:  US97381W1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CAROL B. ARMITAGE                                         Mgmt          For                            For
       SAMUEL E. BEALL, III                                      Mgmt          For                            For
       DENNIS E. FOSTER                                          Mgmt          For                            For
       FRANCIS X. FRANTZ                                         Mgmt          For                            For
       JEFFERY R. GARDNER                                        Mgmt          For                            For
       JEFFREY T. HINSON                                         Mgmt          For                            For
       JUDY K. JONES                                             Mgmt          For                            For
       WILLIAM A. MONTGOMERY                                     Mgmt          For                            For
       FRANK E. REED                                             Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS          Mgmt          For                            For
       LLP AS WINDSTREAM'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTANTS FOR 2008

03     ADVISORY VOTE ON EXECUTIVE COMPENSATION                   Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 YELLOW PAGES INCOME FD                                                                      Agenda Number:  701526951
--------------------------------------------------------------------------------------------------------------------------
    Security:  985569102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  CA9855691023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the consolidated financial statements             Non-Voting
       of the Fund for the FYE 31 DEC 2007, together
       with the report of the Auditors thereon

1.     Elect the Trustees of the Fund as specified               Mgmt          For                            For
       and approve the instructing and directing the
       Trustees of the Fund to vote the units of YPG
       Trust held by the Fund for the election as
       Trustees of YPG Trust for the ensuing year
       the same persons as will have been elected
       as Trustees of the Fund

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       of the Fund for the ensuing year and authorize
       the Trustees of the Fund to fix their remuneration

       Transact any other business                               Non-Voting



* Management position unknown

Epoch International Small Cap Fund
--------------------------------------------------------------------------------------------------------------------------
 ACEA SPA, ROMA                                                                              Agenda Number:  701511594
--------------------------------------------------------------------------------------------------------------------------
    Security:  T0040K106                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  IT0001207098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       22 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          No vote
       consolidated financial statements at 31 DEC
       2007, the Board of Directors, of the Auditors
       and the Audit firm report, adjournment thereof

2.     Approve the allocation of the profits and dividend        Mgmt          No vote
       distribution

3.     Approve the commitment to the audit firm for              Mgmt          No vote
       the years 2008-2016




--------------------------------------------------------------------------------------------------------------------------
 ACERGY S.A.                                                                                 Agenda Number:  932870430
--------------------------------------------------------------------------------------------------------------------------
    Security:  00443E104                                                             Meeting Type:  Annual
      Ticker:  ACGY                                                                  Meeting Date:  23-May-2008
        ISIN:  US00443E1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO CONSIDER REPORT OF (I) DELOITTE S.A., LUXEMBOURG,      Mgmt          For
       (II) THE MAITLAND LUXEMBOURG, S.A., AND (III)
       THE BOARD OF THE COMPANY.

02     TO APPROVE THE UNCONSOLIDATED BALANCE SHEET               Mgmt          For
       AND STATEMENTS OF PROFIT AND LOSS OF THE COMPANY
       FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2007.

03     TO APPROVE THE CONSOLIDATED BALANCE SHEET AND             Mgmt          For
       STATEMENTS OF OPERATIONS OF THE COMPANY.

04     TO DISCHARGE THE BOARD OF DIRECTORS AND STATUTORY         Mgmt          For
       AUDITORS OF THE COMPANY IN RESPECT OF THE PROPER
       PERFORMANCE OF THEIR DUTIES FOR THE FISCAL
       YEAR ENDED NOVEMBER 30, 2007.

05     TO AUTHORIZE THE COMPANY, OR ANY WHOLLY-OWNED             Mgmt          For
       SUBSIDIARY, TO PURCHASE COMMON SHARES OF THE
       COMPANY.

06     TO ELECT EIGHT DIRECTORS OF THE COMPANY TO HOLD           Mgmt          For
       OFFICE UNTIL THE NEXT ANNUAL GENERAL MEETING
       OF SHAREHOLDERS AND UNTIL THEIR RESPECTIVE
       SUCCESSORS HAVE BEEN DULY ELECTED.

07     TO ELECT STATUTORY AUDITORS TO REPORT ON THE              Mgmt          Against
       UNCONSOLIDATED AND INDEPENDENT AUDITORS TO
       AUDIT CONSOLIDATED FINANCIAL STATEMENTS.

08     TO APPROVE THE DETERMINATION OF DIVIDENDS OF              Mgmt          For
       THE COMPANY FOR THE FISCAL YEAR ENDED NOVEMBER
       30, 2007.

09     TO APPROVE THE AMENDMENT TO THE 2003 STOCK OPTION         Mgmt          Against
       PLAN AND THE FRENCH STOCK OPTION PLAN.




--------------------------------------------------------------------------------------------------------------------------
 ACKERMANS & VAN HAAREN NV, WILRIJK                                                          Agenda Number:  701565535
--------------------------------------------------------------------------------------------------------------------------
    Security:  B01165156                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-May-2008
        ISIN:  BE0003764785
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the Directors' reports                            Non-Voting

2.     Receive the Auditors' reports                             Non-Voting

3.     Approve to accept financial statements and allocation     Mgmt          No vote
       of income

4.     Grant discharge to the Directors                          Mgmt          No vote

5.     Grant discharge to the Auditors                           Mgmt          No vote

6.A    Elect Mr. Jacques Delen as a Director                     Mgmt          No vote

6.B    Elect Mr. Pierre Macharis as an Independent               Mgmt          No vote
       Director

6.C    Elect Mr. Pierre Willaert as an Independent               Mgmt          No vote
       Director

7.     Amend the Articles regarding suppression of               Mgmt          No vote
       bearer shares

       Any other business                                        Non-Voting

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 AGGREKO PLC                                                                                 Agenda Number:  701494421
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0116S102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  GB0001478998
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report and Accounts                           Mgmt          For                            For

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Approve the dividend                                      Mgmt          For                            For

4.     Elect Mr. D.C.M. Hamill                                   Mgmt          For                            For

5.     Elect Mr. R.J. MacLeod                                    Mgmt          For                            For

6.     Re-elect Mr. N.H. Northridge                              Mgmt          For                            For

7.     Re-elect Mr. F.A.B. Shepherd                              Mgmt          For                            For

8.     Re-elect the Mr. P.G. Rogerson                            Mgmt          For                            For

9.     Re-elect Mr. A.C. Salvesen                                Mgmt          For                            For

10.    Re-appoint the Auditors                                   Mgmt          For                            For

11.    Approve the changes to the rules of the Aggreko           Mgmt          For                            For
       PSP

12.    Approve the changes to the rules of the Aggreko           Mgmt          For                            For
       CIP

13.    Approve the allotment of shares under Section             Mgmt          For                            For
       80

S.14   Approve the allotment of shares for cash under            Mgmt          For                            For
       Section 95

S.15   Approve the purchase of own shares                        Mgmt          For                            For

S.16   Approve the New Articles of Association                   Mgmt          For                            For

S.17   Approve the New Article 100 [From 01 OCT 2008]            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AGL ENERGY LTD                                                                              Agenda Number:  701375796
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q01630104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Nov-2007
        ISIN:  AU000000AGK9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and the consolidated entity and the reports
       of the Directors' and the Auditor for the FYE
       30 JUN 2007

2.     Adopt the remuneration report for the FYE 30              Mgmt          Against                        Against
       JUN 2007 as specified

3.A    Re-elect Mr. M R G Johnson as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with clause
       58 of the Company's Constitution

3.B    Re-elect Mr. M G Ould as a Director, who retires          Mgmt          For                            For
       by rotation in accordance with clause 58 of
       the Company's Constitution

3.C    Re-elect Mr. B Phillips as a Director, who retires        Mgmt          For                            For
       in rotation in accordance with clause 56.2
       of the Company's Constitution

4.     Approve for the purpose of Listing Rule 7.4               Mgmt          For                            For
       of the Listing Rules of ASX Limited, to issue
       of 56,550,000 fully-paid ordinary shares in
       the Company on 27 FEB 2007 made by way of placement

S.5    Approve for the purposes of section 260B[2]               Mgmt          For                            For
       of the Corporations Act 2001 [Cth], for the
       financial assistance to be provided, from time
       to time, by the following subsidiaries of the
       Company: [a] AGL Sales (Queensland) Pty Limited
       ACN 121 177 740 in connection with the Sun
       Gas Acquisition; (b) Each of AGL Energy Services
       (Queensland) Pty Limited ACN 104 759 471, AGL
       Sales (Queensland Electricity) Pty Limited
       ACN 078 875 902, Australian Energy Ltd ACN
       083 183 028 and Powerdirect Pty Limited ACN
       067 609 803 in connection with the Powerdirect
       Acquisition; (c) Each of AGL SA Generation
       Pty Limited ACN 081 074 204, AGL Torrens Island
       Pty Limited ACN 081 074 197 and AGL Torrens
       Island Holdings Pty Limited ACN 071 611 017
       in connection with the TIPS Acquisition; and(d)
       Any other subsidiary of any of the Targets
       as specified




--------------------------------------------------------------------------------------------------------------------------
 AGNICO-EAGLE MINES LIMITED                                                                  Agenda Number:  932850464
--------------------------------------------------------------------------------------------------------------------------
    Security:  008474108                                                             Meeting Type:  Annual and Special
      Ticker:  AEM                                                                   Meeting Date:  09-May-2008
        ISIN:  CA0084741085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LEANNE M. BAKER                                           Mgmt          For                            For
       DOUGLAS R. BEAUMONT                                       Mgmt          For                            For
       SEAN BOYD                                                 Mgmt          For                            For
       BERNARD KRAFT                                             Mgmt          For                            For
       MEL LEIDERMAN                                             Mgmt          For                            For
       JAMES D. NASSO                                            Mgmt          For                            For
       EBERHARD SCHERKUS                                         Mgmt          For                            For
       HOWARD R. STOCKFORD                                       Mgmt          For                            For
       PERTTI VOUTILAINEN                                        Mgmt          For                            For

02     APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS              Mgmt          For                            For
       OF THE CORPORATION AND AUTHORIZING THE DIRECTORS
       TO FIX THEIR REMUNERATION.

03     AN ORDINARY RESOLUTION APPROVING AN AMENDMENT             Mgmt          For                            For
       TO AGNICO-EAGLE'S EMPLOYEE SHARE PURCHASE PLAN.

04     AN ORDINARY RESOLUTION APPROVING AN AMENDMENT             Mgmt          For                            For
       OF AGNICO-EAGLE'S STOCK OPTION PLAN.

05     AN ORDINARY RESOLUTION CONFIRMING THE ADOPTION            Mgmt          For                            For
       OF THE AMENDED AND RESTATED BY-LAWS OF THE
       COMPANY.




--------------------------------------------------------------------------------------------------------------------------
 AMEC PLC                                                                                    Agenda Number:  701536940
--------------------------------------------------------------------------------------------------------------------------
    Security:  G02604117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  GB0000282623
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors for the YE 31 DEC
       2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Approve the Directors' remuneration report                Mgmt          For                            For

4.     Approve the remuneration policy prescribed in             Mgmt          For                            For
       the Directors' remuneration report

5.     Re-elect Mr. P.J. Byrom as a Director                     Mgmt          For                            For

6.     Re-elect Mr. T.W. Faithfull as a Director                 Mgmt          For                            For

7.     Re-appoint KPMG Audit PLC as the Auditors and             Mgmt          For                            For
       authorize the Directors to fix their remuneration

S.8    Authorize the Company to make purchase of its             Mgmt          For                            For
       own shares

9.     Authorize the Directors to allot relevant securities      Mgmt          For                            For

S.10   Approve the diapplication of Section 89(1) of             Mgmt          For                            For
       the Companies Act 1985

S.11   Amend the Articles of Association of the Company          Mgmt          For                            For
       as specified

12.    Approve the introduction of the AMEC Transformation       Mgmt          For                            For
       Incentive Plan

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN THE NUMBERING OF THE RESOLUTIONS. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 APRIL GROUP, LYON                                                                           Agenda Number:  701325133
--------------------------------------------------------------------------------------------------------------------------
    Security:  F0346N106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  28-Aug-2007
        ISIN:  FR0004037125
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

E.1    Receive the Supervisory Boards report and, in             Mgmt          Against                        Against
       accordance with the Articles L 225-17 and as
       specified in the Commercial Law, amend from
       that day the method of Management of the Company
       adopting a Board of Directors, as consequence,
       modification of the Bylaws of the Company into
       its followings Articles: 1, 2, 4, 8, 9, 10,
       the Articles 14 to 20 have been cancelled and
       replaced by the Articles 14 and 15; special
       approval of these two Articles respectively
       concerning the Board of Directors and the General
       Management, modification of the Articles: 17
       (old Article 22), 20 (old Article 25), 22 (old
       Article 27), 24 (old Article 29), 28 (old Article
       33), 30 (old Article 35) and 31 (old Article
       36)

E.2    Approve to transfer all powers from the Executive         Mgmt          Against                        Against
       Committee to the Board of Directors

O.3    Appoint Mr. Bruno Rousset as a Director for               Mgmt          Against                        Against
       2 year period

O.4    Appoint Mrs. Vanessa Rousset as a Director for            Mgmt          For                            For
       2 year period

O.5    Appoint Mr. Xavier Coquard as a Director for              Mgmt          For                            For
       2 year period

O.6    Appoint Mr. Jean-Claude Augros as a Director              Mgmt          For                            For
       for 2 year period

O.7    Appoint Mr. Bernard Belletante as a Director              Mgmt          For                            For
       for 2 year period

O.8    Appoint Mr. Gilles Dupin as a Director for 2              Mgmt          For                            For
       year period

O.9    Appoint Mr. Philippe Marcel as a Director for             Mgmt          For                            For
       2 year period

O.10   Appoint Mr. Guy Rigaud as a Director for 2 year           Mgmt          For                            For
       period

O.11   Appoint Mr. Gilles Pardi as a Director for 2              Mgmt          For                            For
       year period

O.12   Appoint Mr. Andre Arrago as a Director for 2              Mgmt          For                            For
       year period

O.13   Appoint Mr. Jean-Yves Nouy as a Director for              Mgmt          For                            For
       2 year period

O.14   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 APRIL GROUP, LYON                                                                           Agenda Number:  701498518
--------------------------------------------------------------------------------------------------------------------------
    Security:  F0346N106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  FR0004037125
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, the Company's financial statements
       for the YE 31 DEC 2007, as presented; earnings
       for the FY: EUR 104,657,613.89 and the expenses
       and charges that were not tax deductible of
       EUR 13,813.00 with the corresponding tax

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, the consolidated financial
       statements for the said FY, in the form presented
       to the meeting, earnings (group part): EUR
       72,110,861.00

O.3    Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by Article L.225.38 and
       followings of the French Commercial Code and
       the said report and the agreements referred
       to therein

O.4    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors that the income for the FY be appropriated
       as follows: earnings for the FY: EUR 104,657,613.89;
       prior retained earnings: EUR 0.00; legal reserve:
       EUR 3,147,36.00; dividends: EUR 17,956,678.08;
       other reserves: EUR 86,697,788.45; retained
       earnings: EUR 0.00; the shareholders will receive
       a net dividend of EUR 0.44 per share, and will
       entitle to the 40% deduction provided by the
       French Tax Code; this dividend will be paid
       on 05 MAY 2008 as required By Law

O.5    Approve to renews the appointment of Cabinet              Mgmt          For                            For
       Mazars as the Corporate Auditor for a 6 year
       period

O.6    Approve to renews the appointment of Cabinet              Mgmt          For                            For
       Deloitte ET Associes as the Deputy Auditor
       for a 6 year period

O.7    Approve to renews the appointment of Cabinet              Mgmt          For                            For
       Beas as the Deputy Auditor for a 6 year period

O.8    Appoint Mr. Michel Barbet Massin as the Deputy            Mgmt          For                            For
       Auditor for a 6 year period

O.9    Authorize the Board of Directors to buy back              Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 80.00, maximum number of
       shares to be acquired: 5% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 163,242,480.00; [Authority expires at the
       end of an 18 month period]; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 26
       APR 2007; the shareholders' meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

O.10   Approve to award total annual fees of EUR 80,000.00       Mgmt          For                            For
       to the Board of Directors

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, and or by way of Capitalizing reserves,
       profits, premiums or other means, provided
       that such Capitalization is allowed by law
       and under the By Laws by issuance, with preferred
       subscription rights maintained, of shares or
       securities; the maximum nominal amount of debt
       securities which may be issued shall not exceed
       EUR 150,000,000.00; the maximum nominal amount
       of shares which may be issued shall not exceed
       EUR 10,000,000.00; [Authority expires at the
       end of an 26 month period]; the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

E.12   Authorize the Board of Directors the necessary            Mgmt          Against                        Against
       powers to increase the capital, on 1 or more
       occasions, in France or abroad by issuance,
       without preferred subscription rights maintained,
       of shares and securities; the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 150,000,000.00; the maximum
       nominal amount of shares which may be issued
       shall not exceed EUR 10,000,000.00; [Authority
       expires at the end of an 26 month period];
       the shareholders' meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.13   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right of shareholders,
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10 % of the share
       capital, by way of issuing shares or securities
       giving access to the capital, in consideration
       for the contributions in kind granted to the
       Company and comprised of capital securities
       or securities giving access to share capital;
       [Authority expires at the end of an 26 month
       period]; the shareholders' meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.15   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of employees
       and Corporate officers of the Company who are
       members of a Company Savings Plan; [Authority
       expires at the end of an 26 month period];
       and for a nominal amount that shall not exceed
       EUR 500,000.00; the shareholders' meeting decides
       to cancel the shareholders' preferential subscription
       rights in favour of the beneficiaries; the
       shareholders' meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

E.16   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority expires at the end of an
       24 month period]; the shareholders' meeting
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.17   Authorize the Board of Directors to grant, in             Mgmt          Against                        Against
       1 or more transactions, to employees and Corporate
       officers of the Company and or some beneficiaries
       chosen by it, options giving the right either
       to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 5 of share capital;
       [Authority expires at the end of an 38 month
       period]; the shareholders' meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

E.18   Authorize the Board of Directors to grant, for            Mgmt          Against                        Against
       free, on 1 or more occasions, existing or future
       shares, in favour of the employees or the corporate
       officers of the Company and related Companies;
       they may not represent more than 5 % of the
       share capital; [Authority expires at the end
       of an 38 month period]; the shareholders' meeting
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.19   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 AQUARIUS PLATINUM LTD                                                                       Agenda Number:  701394859
--------------------------------------------------------------------------------------------------------------------------
    Security:  G0440M102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Nov-2007
        ISIN:  BMG0440M1029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Appointment of Chairman of the meeting                    Non-Voting

       Confirmation of the notice and Quorum                     Non-Voting

       Receive the financial statements, Directors'              Non-Voting
       reports and Auditor's report for the Company
       and its controlled entities for the period
       ended 30 JUN 2007

1.     Re-elect Mr. Nicholas Sibley as a Director,               Mgmt          For                            For
       who retires by rotation in accordance with
       the Company's Bye-Laws

2.     Re-elect Mr. Kofi Morna as a Director, who retires        Mgmt          For                            For
       in accordance with the ASX Listing Rules

3.     Approve, for the purposes of Section 45 of the            Mgmt          For                            For
       Companies Act, Bye-law 52.3 of the Company's
       Bye-laws and all other purposes, the subdivision
       of the issued capital of the Company on the
       basis that every 1 fully paid common share
       be subdivided into 3 fully paid common shares
       and to adjust that options on issue in accordance
       with the Listing Rules, and otherwise on the
       terms and conditions as specified

4.     Appoint Messrs Ernst & Young of Perth, Western            Mgmt          For                            For
       Australia as the Auditors of the Company until
       the conclusion of the next AGM at a fee to
       be agreed by the Directors




--------------------------------------------------------------------------------------------------------------------------
 AREALINK CO.,LTD.                                                                           Agenda Number:  701489331
--------------------------------------------------------------------------------------------------------------------------
    Security:  J01956101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3167620008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Against                        Against

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ASAHI PRETEC CORP.                                                                          Agenda Number:  701603943
--------------------------------------------------------------------------------------------------------------------------
    Security:  J0274J107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Jun-2008
        ISIN:  JP3116300009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

2      Co-Create a Holding Company, Asahi Holdings,              Mgmt          For                            For
       with Japan West Corp. by Stock   Transfer

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ASICS CORPORATION                                                                           Agenda Number:  701623440
--------------------------------------------------------------------------------------------------------------------------
    Security:  J03234150                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3118000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications,  Increase Auditors
       Board Size to 5

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.4    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.5    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Extension of Anti-Takeover Defense Measures       Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIAN GAS LT CO                                                                        Agenda Number:  701318443
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q0197P125                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Aug-2007
        ISIN:  AU000000AAN6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU                Non-Voting

1.     Approve, subject to, and conditional on: i)               Mgmt          For                            For
       the Share Scheme [with or without modification]
       being approved by the Court; ii) an office
       copy of the Order of the Court approving the
       Share Scheme being lodged with ASIC, and for
       the purposes of Section 256C(1) of the Corporations
       Act and for all other purposes, to reduce the
       issued share capital of the Company by an amount
       of X cents per fully paid share in the capital
       of the Company [Alinta Share], where X equals
       the value of 0.301 APA securities as specified
       on the implementation Date as specified less
       the APA Dividend as specified, the reduction
       in capita1 is to be satisfied in relation to
       each Alinta Share by the in specie distribution
       of such part of an APA Security as has a value
       on the implementation date equal to the value
       of 0.301 APA Securities less the APA Dividend;
       the reduction in capital shall take effect
       at 08: 00am [AEST] on the implementation date;
       the record date for determining entitlements
       [Record Date] shall be determined by the Directors;
       if any holder of an Ailnta Share an that Record
       Date would receive a fraction of an APA Security,
       after aggregating all entitlements of that
       holder pursuant to the APA Distribution [as
       defined in the Booklet], the number of APA
       Securities to be distributed to that holder
       must be rounded down to the nearest whole number
       of such securities and an amount equal to that
       fraction multiplied by the value of an APA
       Security [based on the volume weighted average
       price of APA Securities on ASX Limited on the
       business day [as defined in the Booklet] 2
       business days prior to the implementation date]
       must be paid in cash to that holder, the value
       of an APA Security on the implementation date
       is treated as equal to the volume weighted
       average price of APA Securities on ASX Limited
       on the last trading day immediately prior to
       the implementation date




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIAN GAS LT CO                                                                        Agenda Number:  701318455
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q0197P125                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  15-Aug-2007
        ISIN:  AU000000AAN6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to, and conditional on, shareholders     Mgmt          For                            For
       approving the capital reduction, as specified
       and in accordance with the provisions of Section
       411 of the Corporations Act, the arrangement
       between the Alinta Limited [Alinta] and the
       holders of its fully paid ordinary shares [the
       Share Scheme], as specified and authorize the
       Directors of Alinta to agree to such alterations
       or conditions as are thought fit by the Federal
       Court of Australia [Court], and subject to
       approval of the Share Scheme by the Court,
       to implement the Share Scheme with any such
       alterations or conditions




--------------------------------------------------------------------------------------------------------------------------
 AWILCO OFFSHORE ASA, OSLO                                                                   Agenda Number:  701574685
--------------------------------------------------------------------------------------------------------------------------
    Security:  R0811G187                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  NO0010255722
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting by the Chairman of the             Mgmt          Abstain                        Against
       Board

2.     Elect a person to lead the meeting and to sign            Mgmt          For                            For
       the minutes

3.     Approve the notice of the meeting and the agenda          Mgmt          For                            For

4.     Adopt the profit and loss account and the balance         Mgmt          For                            For
       sheet for the Company and the Group for 2007,
       including allocation of the result of the year

5.     Approve the statement on salary and other remuneration    Mgmt          Against                        Against
       for Senior Executives in accordance with Section
       6-16 A of the Public Limited Companies Act
       the Board of Directors has prepared a statement
       on salary and other remuneration for Senior
       Executives

6.     Approve to determine the remuneration to the              Mgmt          For                            For
       Members of the Board

7.     Approve the remuneration of the Auditor                   Mgmt          For                            For

8.     Elect the Board and all the current Members               Mgmt          For                            For
       of the Board are re-elected for 2 years

9.     Authorize the Board to increase the Company's             Mgmt          Against                        Against
       share capital




--------------------------------------------------------------------------------------------------------------------------
 BALFOUR BEATTY PLC, LONDON                                                                  Agenda Number:  701530607
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3224V108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  GB0000961622
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       accounts for the YE 31 DEC 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For
       of the Company

4.     Re-elect Mr. A.L.P. Rabin as a Director                   Mgmt          For                            For

5.     Elect Mr. D. J. Magrath as a Director                     Mgmt          For                            For

6.     Re-appoint Deloitte & Touche LLP as Auditors              Mgmt          For                            For

7.     Authorize the Directors, in the terms of Paragraph        Mgmt          For                            For
       (B)(i) of the Article 11 of the Company's Articles
       of Association, to allot relevant securities
       for the period beginning on 15 MAY 2008, for
       such period the Section 80 amount [as defined
       in Paragraph (B)9iii) of that Article] up to
       an aggregate nominal amount of GBP 72,191,399;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company to be held in 2013
       or 15 MAY 2013]; and such authority to replace
       the authority to allot relevant securities
       granted by resolution 11 passed at the AGM
       of the Company held on 10 MAY 2007

S.8    Authorize the Directors, subject to and conditional       Mgmt          For                            For
       upon the passing of Resolution No. 7 as specified
       and in the terms of Paragraph (B)(ii) of the
       Article 11 of the Company's Articles of Association,
       to allot equity securities [Section 89] [as
       defined in the Paragraph (B)(iii) of the Articles
       of Association] up to an aggregate nominal
       amount of GBP 10,828,710 and an allotment of
       equity securities pursuant to the authority
       granted by Resolution 7 shall be deemed to
       include the sale of the relevant shares in
       the Company which, immediately before such
       sale, were held by the Company as treasury
       shares; [Authority expires the earlier of the
       conclusion of the next AGM of the Company to
       be held in 2009 or 01 JUL 2009]

S.9    Authorize the Company, pursuant to Article 7              Mgmt          For                            For
       of the Company's Articles of Association, and
       subject to and conditional upon the passing
       of special resolution n set in the notices
       dated 03 APR 2008 convening a separate class
       meeting of the holders of the Cumulative Convertible
       Redeemable Preference Shares of 1p each in
       the Company [the "P reference"] and for the
       purpose of Section 166 of the Companies Act
       1985, to make one or more market purchases
       [Section 163(3) of the Act 1985] of up to 43,314,839
       ordinary shares and 16,775,968 Convertible
       preference shares of 50p each in the capital
       of the Company, at a minimum price of 50p and
       not more than 5% above the average market value
       of shares of the same class for 5 business
       day, or the higher of the price of the last
       independent trade and the highest current bid
       as stipulated by Article 5(1) of Commission
       Regulation [EC] 22 DEC 2003 implementing the
       Market Abuse Directive as regards exemptions
       for buy-back programmes and stabilization of
       financial instruments [No. 2273/2003]; [Authority
       expires the earlier of the conclusion of the
       next Separate Class Meeting of which will follow
       the AGM Company held in 2009 or 01 JUL 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

10.    Authorize the Company and those Companies which           Mgmt          For                            For
       are subsidiaries of the Company at any time
       during the period which this resolution has
       effect, for the purposes of Part 14 of the
       Companies Act 2006, to make political donations
       to political parties, and/or independent election
       candidates; to make political donations to
       political organizations other than political
       parties; and to incur political expenditure,
       provided that the aggregate amount of any such
       donations and expenditure shall not exceed
       GBP 25,000; all existing authorizations and
       approvals relating to political donations or
       expenditure under Part 10A of the Companies
       Act 1985 are hereby revoked without prejudice
       to any donation made or expenditure incurred
       prior to the date hereof pursuant to such authorization
       or approval; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       to be held in 2009 or 01 JUL 2009]

S.11   Adopt with effect from the end of this AGM Articles       Mgmt          For                            For
       of Association [as specified], as the Articles
       of Association of the Company in substitution
       for, and to the exclusion of the existing Articles
       of Association; with effect from 00.01am on
       01 OCT 2008 or any later date on which Section
       175 of the Companies Act 2006 come in effect:
       (I) for the purposes of Section 175 of the
       Companies Act 2006, the Directors be given
       powers in the Articles of Association to authorize
       certain conflicts of interest as described
       in that Section: and (ii) the Articles of Association
       of the Company be amended by the deletion Articles
       106 and 107 in their entirety and by the insertion
       in their place of new Articles 106(A) to 106(E)
       in accordance with the printed document produced
       to the meeting, marked "B" and initialed by
       the Chairman of the purposes of identification




--------------------------------------------------------------------------------------------------------------------------
 BANK OF CYPRUS PUBLIC COMPANY LTD, NICOSIA                                                  Agenda Number:  701406387
--------------------------------------------------------------------------------------------------------------------------
    Security:  M1637D106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  05-Dec-2007
        ISIN:  CY0000100111
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the Company's authorized              Mgmt          For                            For
       share capital from CYP 300,000,000 to CYP 438,955,500
       [EUR 750,000,000] with the creation of 277,911,000
       additional ordinary share of a nominal value
       of CYP 0.50 each

2.     Approve, subject to passing of the Resolution             Mgmt          For                            For
       1, the issued share capital of the Company
       be divided into ordinary shares of a nominal
       of EUR 1.00 each and such an amount be transferred
       from the share premium account into the issued
       share capital account, so that the number of
       the Company's issued shares immediately before
       the execution of the provisions of the present
       resolution be exactly the same as the number
       of shares immediately after the execution of
       the provisions of the present resolution, with
       the only difference that the nominal value
       of the shares will be converted from CYP 0.50
       each into EUR 1.00 each

S.3    Approve to establish the Share Options Scheme             Mgmt          Against                        Against
       of the Company for the Executive Members of
       the Board of Directors, the Management and
       the staff of Bank of Cyprus Group for the period
       2008-2010, the total number of shares that
       can be issued under the Scheme will not exceed
       15 million, the exercise price of the Share
       Options is set as the average closing price
       of the share on the Cyprus Stock Exchange during
       the 30 trading days immediately preceding the
       date of granting of the Share Options, less
       a discount of 10%; authorize the board of Directors
       to: issue up to 15 million shares of the Company
       [of a nominal value of CYP 0.50 each up to
       31 DEC 2007 and as from 01 JAN 2008 of nominal
       value of EUR 1.00 each] under the Share Options
       Scheme, without these shares being offered
       first to existing shareholders, to determine
       the remaining specific terms of the Scheme,
       and to take any other action which is required
       for the execution of the Scheme

S.4    Adopt the revised Articles of Association of              Mgmt          For                            For
       the Company in substitution of the existing
       Articles of Association as specified




--------------------------------------------------------------------------------------------------------------------------
 BANK OF QUEENSLAND LTD, BRISBANE QLD                                                        Agenda Number:  701404888
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q12764116                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Dec-2007
        ISIN:  AU000000BOQ8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Non-Voting
       31 AUG 2007 and the related Directors' report
       and the Auditor's report

2.a    Re-elect Mr. Peter Fox as a Director, who retires         Mgmt          For                            For
       by rotation in accordance with the Constitution

2.b    Re-elect Mr. Bill Kelty as a Director, who retires        Mgmt          For                            For
       by rotation in accordance with the Constitution

S.3    Approve, for the purposes of Section 254A(2)              Mgmt          For                            For
       of the Corporations Act and for all other purposes,
       to issue of the Perpetual Equity Preference
       Shares as specified

S.4    Amend, for the purposes of Section 136 of the             Mgmt          For                            For
       Corporation Act and for all other purposes,
       Schedule 1 of the Constitution as specified

5.     Approve to issues options over ordinary shares            Mgmt          For                            For
       under the Bank's Senior Management Option Plan,
       as an exception to ASX Listing Rule 7.1 pursuant
       to Exception 9 in ASX Listing Rule 7.2

6.     Adopt the remuneration report, as specified               Mgmt          For                            For
       in the Bank's 2007 annual report




--------------------------------------------------------------------------------------------------------------------------
 BANK SARASIN & CIE AG, BASEL                                                                Agenda Number:  701520062
--------------------------------------------------------------------------------------------------------------------------
    Security:  H71676144                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  CH0002267737
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 458640 DUE TO RECEIPT OF DIRECTORS NAMES
       AND DELETION OF A RESOLUTION. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1.     Approve of annual report 2007, annual financial           Mgmt          No vote
       statements and consolidated financial statements,
       acknowledge the reports of the Auditor and
       Group Auditor

2.     Grant discharge to the Board Of Directors and             Mgmt          No vote
       the Management

3.     Approve the appropriation of balance sheet profit         Mgmt          No vote

4.1    Resignation of Dr. Georg F. Krayer                        Non-Voting

4.2.1  Re-elect Mr. Hans-Rudolf Hufschmid to the Board           Mgmt          No vote
       Of Directors

4.2.2  Re-elect Dr. Christian Brueckner to the Board             Mgmt          No vote
       Of Directors

4.3    Elect Dr. Iur. Peter Derendinger to the Board             Mgmt          No vote
       of Directors

5.     Approve the share split                                   Mgmt          No vote

6.     Approve the creation of authorized capital                Mgmt          No vote

7.     Elect the Auditor and Group Auditor                       Mgmt          No vote

       PLEASE NOTE THAT THE NOTICE FOR THIS MEETING              Non-Voting
       WAS RECEIVED AFTER THE REGISTRATION DEADLINE.
       IF YOUR SHARES WERE REGISTERED PRIOR TO THE
       DEADLINE OF 28 MAR 2008 [BOOK-CLOSING/REGISTRATION
       DEADLINE DATE], YOUR VOTING INSTRUCTIONS WILL
       BE ACCEPTED FOR THIS MEETING. HOWEVER, VOTING
       INSTRUCTIONS FOR SHARES THAT WERE NOT REGISTERED
       PRIOR TO THE REGISTRATION DEADLINE WILL NOT
       BE ACCEPTED.




--------------------------------------------------------------------------------------------------------------------------
 BILFINGER BERGER AG, MANNHEIM                                                               Agenda Number:  701535493
--------------------------------------------------------------------------------------------------------------------------
    Security:  D11648108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0005909006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 30 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and annual report, and the report
       pursuant to Sections 289[4] and 315[4] of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 66,952,983.60 as follows: payment
       of a dividend of EUR 1.80 per share Ex-dividend
       and payable date: 22 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors: a) for the 2008              Mgmt          For                            For
       FY: Ernst + Young AG, Mannheim; b) for the
       2008 abbreviated accounts and the interim report:
       Ernst + Young AG, Mannheim

6.     Amendments to the Article of Association a)               Mgmt          For                            For
       Amendment to section 9 in respect of the Supervisory
       Board comprising 10 shareholder representatives
       and 10 Employee representatives b) Amendment
       to section 14 in respect of the Members of
       the Supervisory Board receiving a fixed annual
       remuneration of EUR 40,000, plus a variable
       remuneration of EUR 300 for every cent of the
       dividend in excess of EUR 0.80 per share

7.A    Elections to the Supervisory Board: Mr. Hans              Mgmt          For                            For
       Bauer

7.B    Elections to the Supervisory Board: Dr. Horst             Mgmt          For                            For
       Dietz

7.C    Elections to the Supervisory Board: Dr. John              Mgmt          For                            For
       Feldmann

7.D    Elections to the Supervisory Board: Prof. Dr.             Mgmt          For                            For
       Hermut Kormann

7.E    Elections to the Supervisory Board: Mr. Thomas            Mgmt          For                            For
       Pleines

7.F    Elections to the Supervisory Board: Dr.-Ing.              Mgmt          For                            For
       E.h. Rudolf Rupprecht

7.G    Elections to the Supervisory Board: Mr. Bernhard          Mgmt          For                            For
       Schreier

7.H    Elections to the Supervisory Board: Mr. Udo               Mgmt          For                            For
       Stark

7.I    Elections to the Supervisory Board: Prof. Dr.             Mgmt          For                            For
       Klaus Truetzschler

7.J    Elections to the Supervisory Board: Mr. Bernhard          Mgmt          For                            For
       Walter

7.K    Elections to the Supervisory Board: Dr. jur.              Mgmt          For                            For
       Peter Thomsen (substitute)

8.     Resolution on the transfer of the Company's               Mgmt          For                            For
       structural engineering and civil engineering
       departments to two wholly owned subsidiaries;
       a) Resolution on the adjustment of section
       3 of the Articles of Association to reflect
       the transfer; b) approval of the agreement
       on the transfer of the structural engineering
       department to Bilfinger Berger Hochbau GmbH
       and the transfer of the civil engineering department
       to Bilfinger Berger Ingenieurbau GmbH; c) approval
       of the control and profit transfer agreement
       with Bilfinger Berger Hochbau GmbH; d) approval
       of the control and profit transfer agreement
       with Bilfinger Berger Ingenieurbau GmbH

9.     Authorization to acquire own shares: the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to EUR 11,158,830, at prices not deviating
       more than 20 % from the market price of the
       shares, on or before 20 NOV 2009; the Board
       of Managing Directors shall be authorized to
       sell the shares in a manner other than through
       the stock exchange or a rights offering if
       the shares are sold at a price not materially
       below their market price, to use the shares
       for acquisition purposes or for satisfying
       conversion or option rights, and to retire
       the shares




--------------------------------------------------------------------------------------------------------------------------
 BOLNISI GOLD NL                                                                             Agenda Number:  701371546
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1648X105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Nov-2007
        ISIN:  AU000000BSG0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Company's annual financial report,            Non-Voting
       the Directors' report and the Auditor's report
       for the YE 30 JUN 2007

1.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007

2.     Re-elect Mr. Dudley R. Leitch as a Director               Mgmt          For                            For

3.     Re-elect Mr. Kenneth M. Phillips as a Director            Mgmt          Against                        Against

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BOLNISI GOLD NL                                                                             Agenda Number:  701402531
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1648X105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Dec-2007
        ISIN:  AU000000BSG0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A SCHEME MEETING. THANK          Non-Voting
       YOU.

1.     Approve the Scheme of Arrangement entered into            Mgmt          For                            For
       between Bolnisi Gold NL and its shareholders




--------------------------------------------------------------------------------------------------------------------------
 BOLNISI GOLD NL                                                                             Agenda Number:  701410463
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q1648X105                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  04-Dec-2007
        ISIN:  AU000000BSG0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the change of status resolution                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BOURBON SA, PARIS                                                                           Agenda Number:  701558011
--------------------------------------------------------------------------------------------------------------------------
    Security:  F11235136                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  FR0004548873
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE in 2007, as
       presented

O.2    Grant permanent discharge to the Directors for            Mgmt          For                            For
       the performance of their duties during the
       said FY

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: earnings
       for the financial year: EUR 135,370,206.92,
       legal reserve: EUR 334,483.03, balance available
       for distribution: EUR 135,035,723.89, retained
       earnings: EUR 7,101.60, distributable income:
       EUR 135,042,825.49, dividends: EUR 55,461,302.00,
       other reserves: EUR 79 ,581,523.49; the shareholders
       will receive a net dividend of EUR 1.00 per
       share, and will entitle to the 40% provided
       by the French Tax Code; this dividend will
       be paid on 09 JUN 2008; in the event that the
       company holds some of its own shares on such
       date, the amount of the unpaid dividend on
       such shares shall be allocated to the retained
       earnings account

O.4    Approve, as required by law, it is reminded               Mgmt          For                            For
       that, for the last 3 financial years, the dividends
       paid, were as follows: EUR 0.56 for FY 2004;
       EUR 1.00 for FY 2005 ; EUR 0.60 for FY 2006

O.5    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.6    Receive the special report of the Auditors,               Mgmt          Against                        Against
       and approve the agreements entered into or
       which remained in force during the FY

O.7    Approve the award total annual fees of EUR 2              Mgmt          For                            For
       00,000.00 to the Board of Directors

O.8    Ratify the appointment of Ms. Lan Vo Thi Huyen            Mgmt          Against                        Against
       as a director, to replace Ms. Victoire De Margerie,
       for the remainder of Ms. Victoire De Margerie's
       term of office, i.e. until the shareholders'
       meeting called to approve the financial statements
       for the FYE on 31 DEC 2009

O.9    Approve to renew the appointment of Mr. M. Christian      Mgmt          Against                        Against
       Munier as a Director for a 3 year period

O.10   Approve to renew the appointment of Mr. M. Guy            Mgmt          Against                        Against
       Dupont as Director for a 3 year period

O.11   Approve to renew the appointment of Mr. M. Christian      Mgmt          Against                        Against
       D'arm and Mr. De Chateauvieux as director for
       a 3 year period

O.12   Approve to renew the appointment of Mr. M. Henri          Mgmt          Against                        Against
       D'armand De Chateauvieux as director for a
       3 year period.

O.13   Appoint Mr. M. Baudouin Monnoyeur as director,            Mgmt          For                            For
       for a 3 year period

O.14   Approve to renew the appointment of Deloitte              Mgmt          For                            For
       Et Associes as Statutory Auditor holder for
       a 6 year period

O.15   Approve to renews the appointment of Mr. Beas             Mgmt          For                            For
       as supplying Statutory Auditor for a 6 year
       period

O.16   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: Maximum
       purchase price: EUR 60.00, maximum number of
       shares to be acquired: 10% of the share capital
       funds invested in the share buybacks: EUR 332,767,800.00;
       [Authority expires at the end of the 18 month
       period]; to take all necessary measures an
       d accomplish all necessary formalities

O17    Grants full powers to the Bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law

E.18   Authorize the Board of Directors all powers               Mgmt          Against                        Against
       to grant, in one or more transactions, to beneficiaries
       to be chosen by it, options giving the right
       either to subscribe for new shares in the company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 5% of the share
       capital; [Authority expires at the end of the
       38 month period]; to cancel the shareholders'
       preferential subscription rights in favour
       of beneficiaries of the stock options; to take
       all necessary measures and accomplish all necessary
       formalities

E.19   Amend Article number 11 of the By Laws                    Mgmt          For                            For

E.20   Grants full powers to the Bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 BOVESPA HOLDING SA                                                                          Agenda Number:  701483466
--------------------------------------------------------------------------------------------------------------------------
    Security:  P1R976102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  BRBOVHACNOR5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the Board of Director's annual report,            Mgmt          For                            For
       the financial statements and Independent Auditor's
       report relating to FY ending 31 DEC 2007

2.     Approve the allocation of the net profits from            Mgmt          For                            For
       the FY that ended on 31 DEC 2007, ratify the
       distribution of interest on own capital and
       the distribution of dividends equivalent to
       BRL 0.0715 per share, considering the quantity
       of shares existing on this date [705,406,680
       common shares]

3.     Approve to set the global remuneration of the             Mgmt          For                            For
       Board of Directors and Directors for the FY
       ending




--------------------------------------------------------------------------------------------------------------------------
 BOVESPA HOLDING SA                                                                          Agenda Number:  701552689
--------------------------------------------------------------------------------------------------------------------------
    Security:  P1R976102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  BRBOVHACNOR5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.     Approve to verify the increase of the share               Mgmt          For                            For
       capital of the Company by up to BRL 30,844,824.00,
       because of the issuance of 14,618,400 common
       shares resulting from the exercise of the shares
       purchase options of the beneficiaries of the
       recognition program of the Company, with the
       consequent amendment of Article 5 of the By-laws

B.     Approve the merger of the shares issued by the            Mgmt          For                            For
       Company by Nova Bolsa S.A., a Company with
       its headquarters in the city of Sao Paulo,
       state of Sao Paulo at Paraca Antonio Prado,
       48, 7th floor, downtown, with corporate taxpayer
       ID number CNPJ MF 09.346.601 0001 25 Nova Bolsa,
       in accordance with the terms and conditions
       in the protocol and justification of merger
       of shares signed by the administrators of the
       Company and Nova Bolsa on 17 APR 2008 merger,
       as a part of the corporate restructuring that
       has its objective to integrate the activities
       of the Company and of Bolsa De Mercadorias
       E Futuros  BMEF S.A. BMEF

C.     Authorize the subscription, by the administrators         Mgmt          For                            For
       of the Company, for the shares to be issued
       by nova Bolsa as a result of the merger




--------------------------------------------------------------------------------------------------------------------------
 C&C GROUP PLC, DUBLIN                                                                       Agenda Number:  701303973
--------------------------------------------------------------------------------------------------------------------------
    Security:  G1826G107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Jul-2007
        ISIN:  IE00B010DT83
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       28 FEB 2007 and the reports of the Directors
       and the Auditors' thereon

2.     Declare the dividends                                     Mgmt          For                            For

3.     Re-elect Mr. Brendan Dwan as a Director                   Mgmt          For                            For

4.     Re-elect Mr. Liam FitzGerald as a Director                Mgmt          For                            For

5.     Re-elect Mr. Brendan McGuinness as a Director             Mgmt          For                            For

6.     Re-elect Mr. Tony O'Brien as a Director                   Mgmt          For                            For

7.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

8.     Approve to increase the aggregate ordinary remuneration   Mgmt          For                            For
       permitted to be paid to the Directors in accordance
       with Article 79 of the Company's Articles of
       Association to an amount not exceeding EUR
       750,000 per annum

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing such authorities, to allot relevant
       securities [Section 20 of the Companies [Amendment]
       Act, 1983] up to an aggregate nominal amount
       EUR 1,094,000 during the period commencing
       on the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company in 2008 or 13
       OCT 2008 ], before such expiry the Company
       may make an offer or agreement which would
       or might require relevant securities and the
       Directors may allot relevant securities pursuant
       to such an offer or agreement as if the authority
       conferred hereby had not expired

S.10   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       24 of the Companies Act, 1983, to allot equity
       securities [Section 23 of the said Act] for
       cash pursuant to authority conferred by Resolution
       9, disapplying the statutory pre-emption rights
       [Section 23(1) of the said Act], provided that
       this power is limited to the allotment of equity
       securities: i) in connection with an offer
       of securities, open for acceptance for a period
       fixed by the Directors, by way of rights to
       holders of ordinary shares of EUR 0.01 each
       and such other equity securities of the Company;
       ii) up to an aggregate nominal amount of EUR
       164,156 [Authority expires the earlier of the
       conclusion of the next AGM of the Company in
       2008 or 13 OCT 2008]; and the Directors may
       allot relevant securities pursuant to such
       an offer or agreement as if the authority conferred
       hereby had not expired

S.11   Authorize the Company and/or any of its subsidiaries      Mgmt          For                            For
       [being subsidiaries for the purpose of Part
       XI of the Companies Act 1990], to make market
       purchases [Section 212 of the Companies Act,
       1990] up to whose aggregate nominal value shall
       equal to 10% of the aggregate value of the
       issued share capital of the Company, of ordinary
       shares of EUR 0.10 each in the capital of the
       Company, the minimum price that may be paid
       for any share is EUR 0.01, and not more than
       the higher of an amount equal to 105% of the
       average market value for a share, as determined
       in accordance with this Resolution; and that
       stipulated by Article 5(1) of the EU Buy-back
       and Stabilization Regulation (EC 2273/2003)
       where the average market value of a share for
       the purpose of this Resolution be the amount
       equal to the average of the 5 amount resulting
       from determining which ever of the specified
       in this resolution for each of the 5 business
       days immediately preceding the day of purchase
       as determined from the information published
       in Irish Stock Exchange Official List reporting
       the business done on each of those 5 days as
       specified; and [Authority expires at the earlier
       of the next AGM of the Company or 18 months];
       the Company or any subsidiary make a contract
       or contracts to purchase shares under the authority
       conferred prior to the expiry of such authority
       which will or may be excluded wholly or partly
       after the expiry of such authority, as if the
       authority conferred had not expired

S.12   Approve, subject to the passing of Resolution             Mgmt          For                            For
       11, for the purposes of Section 209 of the
       Companies Act 1990, the reissue price range
       at which any Treasury Shares [Section 209]
       for the time being held by the Company may
       be reissued off-market as ordinary share as
       follows: a) maximum price at which a treasury
       share may be reissued off-market, shall not
       be more than 120% of the appropriate price;
       and ii) the minimum price at which a treasury
       share may be re-issued off-market shall be
       an amount equal to 95% of the appropriate price
       as specified; [Authority expires at the earlier
       of the next AGM of the Company or 18 months
       after the passing of this resolution]




--------------------------------------------------------------------------------------------------------------------------
 CALIDA HOLDING AG, OBERKIRCH LU                                                             Agenda Number:  701502901
--------------------------------------------------------------------------------------------------------------------------
    Security:  H12015113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Apr-2008
        ISIN:  CH0009018133
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THE NOTICE FOR THIS MEETING              Non-Voting
       WAS RECEIVED AFTER THE REGISTRATION DEADLINE.
       IF YOUR SHARES WERE REGISTERED PRIOR TO THE
       DEADLINE OF 18 MAR 2008 [BOOK-CLOSING/REGISTRATION
       DEADLINE DATE], YOUR VOTING INSTRUCTIONS WILL
       BE ACCEPTED FOR THIS MEETING. HOWEVER, VOTING
       INSTRUCTIONS FOR SHARES THAT WERE NOT REGISTERED
       PRIOR TO THE REGISTRATION DEADLINE WILL NOT
       BE ACCEPTED.

1.     Receive the financial statements and statutory            Mgmt          No vote
       reports

2.     Receive the Auditor reports                               Mgmt          No vote

3.1    Receive the financial statements and statutory            Mgmt          No vote
       reports

3.2    Receive the consolidated financial statements             Mgmt          No vote
       and statutory reports

3.3    Approve the allocation of income and dividends            Mgmt          No vote
       of CHF 8 per share

4.     Grant discharge to the Board and Senior Management        Mgmt          No vote

5.1.1  Re-elect Mr. Beat Gruering as a Director                  Mgmt          No vote

5.1.2  Re-elect Mr. Erich Kellenberger as a Director             Mgmt          No vote

5.1.3  Re-elect Mr. Thomas Lustenberger as a Director            Mgmt          No vote

5.1.4  Re-elect Mr. Alfred Niederer as a Director                Mgmt          No vote

5.1.5  Re-elect Mr. Marco Voegele as a Director                  Mgmt          No vote

5.2    Elect Mr. Felix Sulzberger as a Director                  Mgmt          No vote

6.     Approve and ratify Ernst Young AG as the Auditor          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 CAPMAN OYJ, HELSINKI                                                                        Agenda Number:  701481412
--------------------------------------------------------------------------------------------------------------------------
    Security:  X0927F100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  FI0009009377
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the action on profit or loss and to               Mgmt          For                            For
       pay a dividend of EUR 0.16 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Approve the remuneration of the Auditor[s]                Mgmt          For                            For

1.6    Approve the number of the Board Members                   Mgmt          For                            For

1.7    Elect the Board Members                                   Mgmt          Against                        Against

1.8    Elect the Auditors[s]                                     Mgmt          For                            For

2.     Authorize the Board to decide on share issue,             Mgmt          Against                        Against
       granting of stock options and other special
       rights entitling to the Company shares

3.     Authorize the Board to decide on acquiring the            Mgmt          For                            For
       Company's own shares and to set collateral

4.     Approve to grant stock options                            Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 CARLSBERG AS (FORMERLY UNITED BREWERIES CARLSBERG-TUBORG AS DE FORENEDE BRYGGERI            Agenda Number:  701468488
--------------------------------------------------------------------------------------------------------------------------
    Security:  K36628137                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Mar-2008
        ISIN:  DK0010181759
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the report on the activities of the               Mgmt          Abstain                        Against
       Company in the past year

2.     Approve the audited annual report and grant               Mgmt          For                            For
       discharge to the Board of Directors and the
       Executive Board from their obligations

3.     Approve the distribution of the profit for the            Mgmt          For                            For
       year, including declaration of the dividends

4.     Authorize the Board of Directors of Carlsberg             Mgmt          For                            For
       A/S, with reference to Section 48 of the Danish
       Public Companies Act, to acquire treasury shares
       at a nominal value of up to 10% of the nominal
       share capital at the price quoted on the Copenhagen
       Stock Exchange at the time of acquisition with
       a deviation of up to 10%; [Authority expires
       at the end of next AGM]

5.a    Grant authority to increase the share capital             Mgmt          For                            For
       of the Company issued to the Board of Directors
       in Article 8[1] of the Articles of Association
       by DKK 3,104,313,600 to DKK 3,200,000,000;
       amend the Article 8(1-3) of the Articles of
       Association as specified

5.b    Amend the Articles 15(1) and 18 of the Articles           Mgmt          For                            For
       of Association as specified

5.c    Amend the Article 20(1) of the Articles of Association    Mgmt          For                            For
       as specified

5.d    Approve to stipulate the specified guidelines             Mgmt          Against                        Against
       concerning incentive programmes for the Executive
       Board and to include a new provision in Article
       30(4) of Articles of Association as specified

6.     Re-elect Professor D.Sc. Flemming Besenbacher,            Mgmt          For                            For
       Professor. D. Phil Per Ohrgaard, Professor.
       D. Phil. Axel Michelsen as the Members of the
       Board of Directors and elect the Managing Director
       Mr. Jess Soderberg as a new Member of Board
       of Directors

7.     Elect KPMG C. Jespersen Statsautoriseret Revisionspartnerselskab,Mgmt          Against                        Against
       state-authorised Public Accountant, to audit
       the accounts for the current year

8.     Authorize the Board of Directors to carry out             Mgmt          For                            For
       any such changes and amendments in the material
       approved, in the Articles of Association and
       in other relations which the Danish Commerce
       and Companies Agency may require in order to
       register the material approved at the AGM




--------------------------------------------------------------------------------------------------------------------------
 CHINA FISHERY GROUP LTD                                                                     Agenda Number:  701523361
--------------------------------------------------------------------------------------------------------------------------
    Security:  G21100121                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  KYG211001212
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors report and the            Mgmt          For                            For
       audited accounts of the Company for the YE
       31 DEC 2007 together with the Auditors report
       thereon

2.     Declare a final dividend of 2.19 Singapore cents          Mgmt          For                            For
       per ordinary share[tax not applicable] for
       the YE 31 DEC 2007 [2006:2.22 Singapore cents
       per ordinary share[tax not applicable]]

3.     Re-elect Mr. Sung Yu Ching as a Director of               Mgmt          Against                        Against
       the Company, who retires by rotation pursuant
       to Article 107 of the Company's Article of
       Association

4.     Re-elect Dr. Ong Chit Chung as a Director of              Mgmt          Against                        Against
       the Company, remain as Chairman of the nominating
       and remuneration Committees

5.     Re-elect Mr. Lim Soon Hock as a Director of               Mgmt          Against                        Against
       the Company, remain a Member of the nominating
       and remuneration Committees

6.     Approve the payment of the Directors foes of              Mgmt          For                            For
       HKD 720.000 [equivalent to USD 92.308 or SGD
       131,262] for the YE 31 DEC 2008, payable monthly
       in arrears [2007:HKD 720,000 [equivalent to
       USD 92,308 or SGD 141,480]

7.     Re-appoint Deloitte and Touche as the Company's           Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

       Transact any other business                               Non-Voting

8.     Authorize the Directors of the Company, to allot          Mgmt          For                            For
       and issue shares up to 50% of issued shares,
       pursuant to rule 806 of the Listing manual
       of the Singapore Exchange securities Trading
       Limited, authority to given to the Directors
       of the Company to issue shares whether by any
       of rights bonus or otherwise and/or make grant
       offers or agreements or options that might
       or would require shares to be issued including
       but not limited to the creation and issue of[
       as well as adjustments to] documents or other
       instruments convertible into shares at any
       time and upon such terms and conditions and
       to such persons at the Directors may in their
       absolute discretion deem be and issue shares
       in pursuance as of any instrument made or granted
       by the Directors while this resolution in form
       provided that: the aggregate number of shares[including
       shares to be issued in pursuance of instruments
       made or granted], does not exceed 50% of the
       total number of issued shares in the capital
       of the Company, at the time of passing this
       resolution, of which the aggregate number of
       shares to be issued in pursuance of instruments
       made or granted, shall not exceed 20% of the
       total number of issued shares in the Company;
       for the purpose of determining the aggregate
       number of shares that may be issued, the total
       no of issued shares shall be based on the total
       number of issued shares of the Company as at
       the date of the passing this resolution, after
       adjusting for; new shares arising from the
       conversions of securities of exercise of convertible
       securities and new shares arising from exercising
       share options of vesting of share awards, which
       are outstanding or substituting at the time
       that the resolution is passed; ii) any subsequent
       bonus issue, consolidation or subdivision of
       shares[Authority expires the earlier of the
       conclusion of the next AGM or the expiration
       of the period within which the next AGM is
       to be held By Law]

9.     Authorize the Directors of the Company to allot           Mgmt          Against                        Against
       and issue from time to time such number of
       fully-paid shares in the Company as may be
       required to be issued pursuant to the vesting
       of the award under the CFGL Share Award Scheme[the
       "Scheme"], provided that the aggregate number
       of new shares to be issued pursuant to a) the
       scheme, shall not exceed 10% of the total number
       of issued shares in the capital of the Company
       as at the date of approval of the scheme by
       the shareholders; and b) the scheme; and any
       other share scheme which the Company may have
       in place, shall not exceed 15% of the total
       number of issued shares in the capital of the
       Company from time to time




--------------------------------------------------------------------------------------------------------------------------
 CHINA FISHERY GROUP LTD                                                                     Agenda Number:  701533893
--------------------------------------------------------------------------------------------------------------------------
    Security:  G21100121                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  KYG211001212
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve for the purposes of Chapter 9 of the              Mgmt          For                            For
       Listing Manual of the Singapore Exchange Securities
       Trading Limited, for the Company and its subsidiaries
       or any of them to enter into, amend and/or
       renew any of the transactions falling within
       the types of interested person transactions
       set out in the Company's Circular to shareholders
       dated 11 APR 2006 [IPT Mandate]; [Authority
       continue in force until the next AGM of the
       Company]; and authorize the Directors of the
       Company and/or any of them to complete and
       do all such acts and things [including executing
       all such documents as may be required] as they
       and/or he may consider expedient or necessary
       or in the interests of the Company to give
       effect to the IPT Mandate and/or this Resolution
       1

2.     Authorize the Director of the Company, for the            Mgmt          For                            For
       purpose of the Listing Manual of the Singapore
       Exchange Securities Trading Limited [the SGX-ST]
       and subject to the Companies Law Chapter 22
       [Law 3 of 1961, as consolidated and revised]
       of Cayman Islands, to exercise of all the powers
       of the Company to purchase or acquire issued
       ordinary shares fully paid in the capital of
       the Company [Shares] not exceeding in aggregate
       the prescribed limit [number of shares issued
       representing 10% of the issued ordinary shares
       capital of the Company], at such price or prices
       as may be determined by the Directors from
       time to time up to the maximum price [not exceeding
       (i) in the case of a market purchase, 105%
       of the average closing price of the shares;
       and (ii) in the case of an off-market purchase,
       120% of the average closing price for the shares],
       whether byway of: (i) on-market purchases on
       the SGX-ST, transacted through the Central
       Limit Order Book trading system of the SGX-ST
       [Market Purchase]; and/or (ii) off-market purchases
       [if effected otherwise than on the SGX-ST]
       in accordance with any equal access scheme(s)
       as may be determined or formulated by the Director
       as they Consider fit, which scheme(s) shall
       satisfy a1i the conditions prescribed by the
       Cayman Companies Law and the Listing Manual
       [Off-Market Purchase], [the Share Buy Back
       Mandate]; to complete and do all such acts
       and things [including executing all such documents
       as may be required] as they and/or he may consider
       expedient or necessary or in the interests
       of the Company to give effect of the transaction
       contemplated and/or authorized by this Resolution
       2[Authority expires on the earlier of the date
       on which the next AGM of the Company is held
       or the date by which the next AGM of the Company
       is required by law to be held, whichever is
       earlier]




--------------------------------------------------------------------------------------------------------------------------
 CITIC 1616 HOLDINGS LTD                                                                     Agenda Number:  701528258
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1640H109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-May-2008
        ISIN:  HK1883037637
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts and the            Mgmt          For                            For
       reports of the Directors and the Auditors for
       the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.a    Re-elect Mr. Shi Cuiming as a Director, who               Mgmt          For                            For
       retires

3.b    Re-elect Mr. Xin Yue Jiang as a Director, who             Mgmt          For                            For
       retires

3.c    Re-elect Mr. Kwok Man Leung as a Director, who            Mgmt          For                            For
       retires

4.     Appoint Mr. Chau Chi Yin as a Non-Executive               Mgmt          For                            For
       Director with immediate effect to fill the
       vacancy created by the retirement of Mr. Lee
       Chung Hing

5.     Re-appoint Messrs KPMG as the Auditors and authorize      Mgmt          For                            For
       the Board of Directors to fix their remuneration.

6.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding the aggregate of a) 20% of the
       aggregate nominal amount of the issued share
       capital of the Company, otherwise than pursuant
       to a) a rights issue; or b) the exercise of
       subscription or conversion rights under the
       terms of any warrants and securities; or c)
       the exercise of options or similar arrangement;
       or d) any scrip dividend or similar arrangement;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is to be held by law]

7.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       or otherwise acquire shares in the capital
       of the Company during the relevant period,
       subject to and in accordance with all applicable
       laws and regulations of the rules governing
       the listing of securities on the Stock Exchange
       of Hong Kong Limited, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital; [Authority expires the earlier
       of the conclusion of the next AGM or the expiration
       of the period within which the next AGM is
       to be held by law]

8.     Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       6 and 7, to add the aggregate nominal amount
       of the share capital of the Company purchased
       or otherwise acquired by the Company pursuant
       to Resolution 7, to the aggregate nominal amount
       of the share capital of the Company that may
       be allotted pursuant to Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 CLUB MEDITERRANEE SA, PARIS                                                                 Agenda Number:  701456281
--------------------------------------------------------------------------------------------------------------------------
    Security:  F18690101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Mar-2008
        ISIN:  FR0000121568
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Approve the reports of the Chairman of the Board          Mgmt          For                            For
       of Directors on the conditions for the preparation
       and the organization of the work of the Board
       and the Auditors on the internal audit procedures
       in accounting and financial matters and receive
       the reports of the Board of Directors and the
       Auditors; approve the Company's financial statements
       for the YE in 31 OCT 2007, as presented; income
       for the FY: EUR 38,020,554.00

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting; income for the
       FY: EUR 10,468,000.00

O.3    Approve to record the loss for the year of EUR            Mgmt          For                            For
       38,020,554.00 as a deficit in retained earnings,
       following this appropriation, the retained
       earnings account will show a new balance of
       EUR 260,341.00

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles L.225-38 and
       following of the French Commercial Code and
       approve the agreements entered into or which
       remained in force during the FY

O.5    Approve to award total annual fees of EUR 305,000.00      Mgmt          For                            For

O.6    Approve to renew the appointment of Mr. Philippe          Mgmt          For                            For
       Adam as a Director for a 3 year period

O.7    Approve to renew the appointment of Mr. Saud              Mgmt          For                            For
       Al sulaiman as a Director for a 3 year period

O.8    Approve to renew the appointment of Mr. Mustapha          Mgmt          For                            For
       Bakkoury as a Director for a 3 year period

O.9    Approve to renew the appointment of Mr. David             Mgmt          For                            For
       Dautresme as a Director for a 3 year period

O.10   Approve to renew the appointment of Mr. Thierry           Mgmt          For                            For
       De Latour D'Artaise as a Director for a 3 year
       period

O.11   Approve to renew the appointment of Mr. Henri             Mgmt          For                            For
       Giscard D'Estaing as a Director for a 3 year
       period

O.12   Approve to renew the appointment of Mr. Paul              Mgmt          For                            For
       Jeanbart as a Director for a 3 year period

O.13   Approve to renew the appointment of Mr. Aimery            Mgmt          For                            For
       Langlois-Meurinne as a Director for a 3 year
       period

O.14   Approve to renew the appointment of Mr. Pascale           Mgmt          For                            For
       Lebard as a Director for a 3 year period

O.15   Approve to renew the appointment of Mr. Anne              Mgmt          For                            For
       Claire Taittinger as a Director for a 3 year
       period

O.16   Ratify the appointment of Auditex as a Substitute         Mgmt          For                            For
       Auditors, to replace Francois Carrega, for
       the Remainder of Francois Carrega's term of
       office, i.e. until the shareholders' meeting
       called to approve the financial statements
       for the FYE 31 OCT 2012

O.17   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions: Maximum Purchase Price:
       EUR 70.00, minimum Sale Price: EUR 30.00, Maximum
       number of shares to be acquired: 19,370,705,
       Maximum funds invested in the share buybacks:
       EUR: 135,594,935.00; [Authority expires after
       the end of 18-month period]; and to take all
       necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 08 MAR 2007
       in its Resolution Number 15

O.18   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law

E.19   Amend the Article No. 7 of the By-laws                    Mgmt          For                            For

E.20   Amend the Article No. 8 of the By-laws                    Mgmt          For                            For

E.21   Amend the Article No. 28 of the By-laws                   Mgmt          For                            For

E.22   Amend the Article No. 30 of the By-laws                   Mgmt          For                            For

E.23   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24-month
       period; [Authority expires after the end of
       a 18-month period]; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 08 MAR 2007
       in its Resolution Number 28; grant full powers
       to the bearer of an original, a copy or extract
       of the minutes of this meeting to carry out
       all filings, publications and other formalities
       prescribed Bylaw

E.24   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 COATES HIRE LTD                                                                             Agenda Number:  701383046
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q2593K106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Nov-2007
        ISIN:  AU000000COA0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive and consider the financial statements          Non-Voting
       and reports of the Directors and the Auditor
       in respect of the YE 30 JUN 2007

1.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007

2.     Re-elect Mr. Trevor Bourne as a Director of               Mgmt          For                            For
       the Company, who is retiring by rotation in
       accordance with the Article 82 of the Constitution

3.     Re-elect Mr. G. F. (Dan) O'Brien as a Director,           Mgmt          For                            For
       who is retiring by rotation in accordance with
       Article 82 of the Constitution

4.     Approve, with effect from the FY commencing               Mgmt          For                            For
       01 JUL 2007, to increase the aggregate maximum
       sum available for remuneration of Non-Executive
       Directors by AUD 200,000 per year to AUD 800,000
       per year




--------------------------------------------------------------------------------------------------------------------------
 COATES HIRE LTD                                                                             Agenda Number:  701407846
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q2593K106                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  17-Dec-2007
        ISIN:  AU000000COA0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A SCHEME MEETING. THANK          Non-Voting
       YOU.

S.1    Approve, pursuant to and in accordance with               Mgmt          For                            For
       Section 411 of the Corporations Act, the arrangement
       proposed between Coates Hire Limited and the
       holders of its fully paid ordinary shares,
       designated the "Scheme", and authorize the
       Board of Directors of Coates Hire Limited to
       agree to such alterations or conditions as
       are thought fit by the Court, and subject to
       approval of the Scheme by the Court; to implement
       the Scheme with any such alterations or conditions




--------------------------------------------------------------------------------------------------------------------------
 COBHAM PLC                                                                                  Agenda Number:  701524084
--------------------------------------------------------------------------------------------------------------------------
    Security:  G41440143                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  GB00B07KD360
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the reports of the Directors and the              Mgmt          For                            For
       Auditors and the audited financial statements
       for the YE 31 DEC 2007 now laid before the
       meeting

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007 contained in the 2007 annual
       report and accounts now laid before the meeting

3.     Declare the final dividend of 3.28p per ordinary          Mgmt          For                            For
       share of 2.5p recommended by the Directors
       payable on 01 JUL 2008 to ordinary shareholders
       on the register as at the close of business
       on 30 MAY 2008

4.     Re-appoint Mr. G.F. Page as a member of the               Mgmt          For                            For
       Nomination Committee

5.     Re-appoint Mr. D.J. Turner as a member of the             Mgmt          For                            For
       Nomination and Remuneration Committees

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company until the conclusion
       of the next general meeting at which accounts
       are laid before the Company

7.     Approve the remuneration of the Auditors to               Mgmt          For                            For
       detrmine by the Directors

S.8    Approve and adopt, with effect from 01 OCT 2008           Mgmt          For                            For
       the Articles of Association as specified, as
       the Articles of the Company in substitution
       for and to the exclusion of the current Articles
       of Association

S.9    Authorize the Company, in accordance with Article         Mgmt          For                            For
       11 of the Company's Articles of Association,
       to make market purchases [Section 163 of the
       Companies Act 1985] of up to 113,738,042 ordinary
       shares of 2.5p each in the capital of the Company,
       and not more than 105% above the average market
       value for such shares derived from the London
       Stock Exchange Daily Official List, for the
       5 business days preceding the date of purchased
       and the amount stipulated by Article 5(1) of
       the Buy-back and Stabilization Regulation 2003;
       the minimum price which may be paid per ordinary
       share in the nominal value of such ordinary
       share [in each case exclusive of expenses (if
       any) payable by the Company; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company in 2009 or 01 JUL 2009]; and the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

10.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 6 of the Company's Articles of Association,
       to allot relevant securities up to an aggregate
       nominal amount of GBP 8,545,489; [Authority
       expires the earlier of the next AGM of the
       Company in 2009 or 01 JUL 2009]; and all previous
       unutilized authorities under Section 80 of
       the Companies Act 1985 shall cease to have
       effect [save to the extent that the same are
       exercisable pursuant to Section 80(7) of the
       Companies Act 1985 by reason of any offer or
       agreement made prior to the date of this resolution,
       which would or might require relevant securities
       to be allotted on or after the date of this
       resolution

S.11   Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 7 of the Company's Articles of Association,
       to allot equity securities for cash, in connection
       with Article 7(a)(i) of the Company's Articles
       of Association be limited to the allotment
       of equity securities having a nominal amount
       not exceeding in aggregate GBP 1,421,725; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company after passing this resolution
       or 01 JUL 2009]; and all previous authorities
       under Section 95 of the Companies Act 1985
       shall cease to have effect




--------------------------------------------------------------------------------------------------------------------------
 COEUR D'ALENE MINES CORPORATION                                                             Agenda Number:  932847291
--------------------------------------------------------------------------------------------------------------------------
    Security:  192108108                                                             Meeting Type:  Annual
      Ticker:  CDE                                                                   Meeting Date:  13-May-2008
        ISIN:  US1921081089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES J. CURRAN                                           Mgmt          For                            For
       SEBASTIAN EDWARDS                                         Mgmt          For                            For
       ANDREW LUNDQUIST                                          Mgmt          For                            For
       ROBERT E. MELLOR                                          Mgmt          For                            For
       JOHN H. ROBINSON                                          Mgmt          For                            For
       J. KENNETH THOMPSON                                       Mgmt          For                            For
       ALEX VITALE                                               Mgmt          For                            For
       TIMOTHY R. WINTERER                                       Mgmt          For                            For
       DENNIS E. WHEELER                                         Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT    Mgmt          For                            For
       ACCOUNTANTS.




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE D'ENTREPRISES CFE SA, BRUXELLES                                                   Agenda Number:  701365442
--------------------------------------------------------------------------------------------------------------------------
    Security:  B27818101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  08-Oct-2007
        ISIN:  BE0003310126
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve the dematerialization of securities               Mgmt          No vote
       of the Company on 01 JAN 2008

2.     Approve to divide by 20 the 654613 Shares on              Mgmt          No vote
       01 JAN 2008

3.     Grant authority to buy back a maximum of 10               Mgmt          No vote
       shares CFE

4.     Approve the modification of the statutes                  Mgmt          No vote

5.     Approve the exchange of shares following the              Mgmt          No vote
       division and the dematerialization of the security

6.     Authorize the Board of Directors for the execution        Mgmt          No vote
       of the resolutions




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE D'ENTREPRISES CFE SA, BRUXELLES                                                   Agenda Number:  701520769
--------------------------------------------------------------------------------------------------------------------------
    Security:  B27818135                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  BE0003883031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the Directors and the Auditors reports            Mgmt          No vote
       for the FY 2007

2.     Receive  the annual Account for FY 2007                   Mgmt          No vote

3.     Receive the Consolidated financial statements             Mgmt          No vote
       for the FY 2007

4.     Approve the Allocation of Income and dividend             Mgmt          No vote
       of EUR 0.90 per share

5.     Approve to  Discharge of the Director                     Mgmt          No vote

6.     Approve to  Discharge of the Auditors                     Mgmt          No vote

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS, MASSY                                          Agenda Number:  701517217
--------------------------------------------------------------------------------------------------------------------------
    Security:  F2349S108                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  FR0000120164
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; approve the Company's financial
       statements for the YE in 2007, as presented
       and which end in a loss of EUR 55,104,307.00

O.2    Approve to record the loss for the year of EUR            Mgmt          For                            For
       55,104,307.00 as a deficit in retained earnings,
       following this appropriation, the retained
       earnings account will show a new overdrawn
       balance of EUR 2,477,214.00 in accordance with
       the regulations in for the shareholder's meeting
       recalls that no dividend was paid for the previous
       3 FY

O.3    Approve the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, the consolidated financial
       statements for the said FY, in the form presented
       to the meeting, creating a net consolidated
       profit of EUR 249,600,000.00

O.4    Appoint Mr. M. Robert Brunck as a Director for            Mgmt          For                            For
       a 4 year period, subject to the adoption of
       the Resolution 23

O.5    Appoint Mr. M. Olivier Appert as a Director               Mgmt          For                            For
       for a 4 year period, subject to the adoption
       of the Resolution 23

O.6    Approve to award total annual fees of EUR 580,000.00      Mgmt          For                            For
       to the Directors

O.7    Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company's shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 300.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds invested in the share
       buybacks: EUR 810,691,800.00, [Authority expires
       after 18 month period], to take all necessary
       measures and accomplish all necessary formalities,
       the number of shares acquired by the Company
       with a view to the retention or their subsequential
       delivery in payment or exchange as part of
       amerger, divestment or capital contribution
       cannot exceed 5 % of its capital, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholder's meeting of 10
       MAY 2007 in Resolution 12

O.8    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 of
       the French Commercial Code, the agreements
       entered into or which remained in force during
       the FY

O.9    Approve the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Articles L.225.38 and
       L.225.42.1 of the French Commercial Code, the
       agreements entered into or which remained in
       force during the FY, relative to a special
       allowance of termination in favour of Mr. M.
       Robert Brunck

O.10   Approve the special report of the Auditors on             Mgmt          For                            For
       agreements Governed by Articles L.225.38 and
       L.225.42.1 of the French Commercial Code, the
       agreements entered into or which remained in
       force during the FY, relative to a special
       allowance of termination in favour of Mr. Thierry
       Le Roux

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       54,000,000.00 by issuance, with preferred subscription
       rights maintained, of shares or securities,
       the maximum nominal amount of debenture securities
       which may be is sued shall not exceed EUR 600,000,000.00
       [Authority expires after 26 month period],
       this delegation of powers supersedes any and
       all earlier delegations to the same effect,
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholder's meeting of 10 MAY 2007 in Resolution
       14

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       8,000,000.00, by issuance, with abolition of
       preferred subscription rights, of shares or
       securities, the maximum nominal amount of debt
       securities which may be issued shall not exceed
       EUR 80,000,000.00 [Authority expires after
       26 month period], this amount shall count against
       the overall value set forth in Resolution 11;
       to cancel the shareholder's preferential subscription
       rights in favour of subscribers of securities

E.13   Authorize the Board of Directors, for a 26 month          Mgmt          For                            For
       period and within the limit of 10% of the Company's
       share capital, to set the issue price of the
       ordinary shares or securities to be issued,
       in accordance with the terms and conditions
       determined by the shareholder's meeting, this
       amount shall count against the overall value
       set forth in Resolution 11, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholder's meeting of 10
       MAY 2007 in Resolution 16

E.14   Authorize the Board of Directors to increase              Mgmt          For                            For
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right of shareholders,
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue, [Authority expires after 26 month period],
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholder's meeting of 11 MAY 2006 in Resolution
       12

E.15   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the share capital, in 1 or more occasions
       and at its sole discretion: up to a maximum
       nominal amount of EUR 10,000,000.00 by way
       of capitalizing reserves, profits, premiums
       or other means, provided that such capitalization
       is allowed by law and under the By Laws, to
       be carried out through the issue of bonus shares
       or the raise of the par value of the existing
       shares or by utilizing all or some of these
       methods, successively or simultaneously, [Authority
       expires after 26 month period], this amount
       shall count against the overall value set forth
       in Resolution 11, this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholder's meeting of 10 MAY 2007
       in Resolution 18

E.16   Authorize the board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the Company
       and comprised of capital securities or securities
       giving access to share capital,[Authority expires
       after 26 month period] to cancel the shareholder's
       preferential subscription rights, this amount
       shall count against the overall value set forth
       in Resolution 12; to take all necessary measures
       and accomplish all necessary formalities, this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholder's
       meeting of 10 MAY 2007 in Resolution 19

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of employees
       and Corporate Officers of the Company who are
       Members of a Company savings Plan: and for
       a nominal amount that shall not exceed EUR
       2,500,000.00 this amount shall count against
       the overall value set forth in Resolution 11;
       to take all necessary measures and accomplish
       all necessary formalities, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholder's meeting of 10
       MAY 2007 in Resolution 21; [Authority expires
       after 24 month period]

E.18   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, to beneficiaries to
       be chosen by it, options giving the right either
       to subscribe for new shares in the Company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the Company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 5% of the share
       capital, the present [Authority expires after
       38 month period] to cancel the shareholder's
       preferential subscription rights in favour
       of beneficiaries of the options, this amount
       shall not count against the overall value set
       forth in Resolution 11; to take all necessary
       measures and accomplish all necessary formalities,
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholder's meeting of 10 MAY 2007 in Resolution
       23

E.19   Authorize the Board of Directors to grant, for            Mgmt          Against                        Against
       free, on 1 or more occasions, existing or future
       shares, in favour of the Employees or the Corporate
       Officers of the Company and related Companies,
       they may not represent more than 1% of the
       share capital, the present [Authority expires
       at the end of 38 month period], this amount
       shall not count against the overall value set
       forth in Resolution 11; to cancel the shareholder's
       preferential subscription rights in favour
       of beneficiaries of free shares; to take all
       necessary measures and accomplish all necessary
       formalities, this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholder's meeting of 11 MAY 2006
       in Resolution 19

E.20   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period, [Authority expires after 26 month period],
       to take all necessary measures and accomplish
       all necessary formalities, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholder's meeting of 10
       MAY 2007 in Resolution 25

E.21   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital by reducing from EUR 2.00 to
       EUR 0.40 the nominal value of the shares, to
       take all necessary measures and accomplish
       all necessary formalities; amend the Article
       6 of the By Laws

E.22   Authorize the Board of Directors the necessary            Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions, in France or abroad, by issuance,
       with preferred subscription rights maintained,
       of debentures securities, the maximum nominal
       amount of debentures securities which may be
       issued shall not exceed EUR 600,000,000.00;
       [Authority expires after 26 month period],
       this amount shall count against the overall
       value set forth in Resolution 11, this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholder's meeting of 10
       MAY 2007 in Resolution 22

E.23   Amend the Article 8.4 of the By Laws                      Mgmt          For                            For

E.24   Amend the Article 14.6 of the By Laws                     Mgmt          For                            For

E.25   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 COMPANY SA                                                                                  Agenda Number:  701429880
--------------------------------------------------------------------------------------------------------------------------
    Security:  P3093Y100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  18-Jan-2008
        ISIN:  BRCPNYACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the splitting of the Company shares,              Mgmt          For                            For
       in which each common share will be represented
       by 2 shares after the split, with the consequent
       amendment of Article 5 of the Corporate By-Laws
       of the Company

       PLEASE NOTE THAT THE MEETING HELD ON 08 JAN               Non-Voting
       2008 HAS BEEN POSTPONED AND THAT THE SECOND
       CONVOCATION WILL BE HELD ON 18 JAN 2008. PLEASE
       ALSO NOTE THE NEW CUTOFF DATE IS 11 JAN 2008.
       IF YOU HAVE ALREADY SENT YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 COMPANY SA                                                                                  Agenda Number:  701467676
--------------------------------------------------------------------------------------------------------------------------
    Security:  P3093Y100                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  24-Mar-2008
        ISIN:  BRCPNYACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU."

1.     Approve the Board of Director's report and the            Mgmt          For                            For
       financial statements for the FYE 31 DEC 2007

2.     Approve the proposal for the capital budget               Mgmt          For                            For
       for the year 2008

3.     Approve to decide the allocation of the result            Mgmt          For                            For
       of the FY and on the distribution of dividends

4.     Approve the payment of profit of sharing to               Mgmt          For                            For
       the Members of the Board of Directors

5.     Elect the Members of the Board of Directors               Mgmt          For                            For

6.     Approve the global remuneration of the of the             Mgmt          For                            For
       Board of Directors for the FYE 2008




--------------------------------------------------------------------------------------------------------------------------
 CYRELA BRAZIL REALTY SA EMPREENDIMENTOS E PARTICIPACOES                                     Agenda Number:  701368032
--------------------------------------------------------------------------------------------------------------------------
    Security:  P34085103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  08-Oct-2007
        ISIN:  BRCYREACNOR7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the Stock Option Plan called the Executive        Mgmt          Against                        Against
       Plan




--------------------------------------------------------------------------------------------------------------------------
 CYRELA BRAZIL REALTY SA EMPREENDIMENTOS E PARTICIPACOES                                     Agenda Number:  701397665
--------------------------------------------------------------------------------------------------------------------------
    Security:  P34085103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Nov-2007
        ISIN:  BRCYREACNOR7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

1.     Approve to change the headquarters of the Company         Mgmt          For                            For
       to Rua professor Manoelito De Ornellas 303,
       7th floor, suite 71, Sao Paulo, sp, zip code
       04719/917, in the meeting of the Executive
       committee held on 04 SEP 2007, and the corresponding
       amendment of Article 2 of the Corporate Bylaws

2.     Approve the confirmation of the increase in               Mgmt          Against                        Against
       the share capital discussed in the meetings
       of the Board of Directors held on 01 JUN 2007,
       29 JUN 2007, and 30 JUN 2007, and the consequent
       amendment of Article 6 of the Corporate Bylaws

3.     Approve to increase in the number of members              Mgmt          For                            For
       of the Executive committee from 06 to 10 members,
       and the corresponding amendment of Article
       27 of the Corporate Bylaws

4.     Ratify the amendment of the Corporate name of             Mgmt          For                            For
       the Company to Cyrela Brazil Realty S.A. Empreend
       Imentos E Participacoes, which took place at
       the EGM held on 25 MAY 2005

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING DATE. PLEASE ALSO NOTE THE NEW CUTOFF
       DATE 21 NOV 2007. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CYRELA BRAZIL REALTY SA EMPREENDIMENTOS E PARTICIPACOES                                     Agenda Number:  701535912
--------------------------------------------------------------------------------------------------------------------------
    Security:  P34085103                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  BRCYREACNOR7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.I    Approve the Board of Directors annual report,             Mgmt          For                            For
       the financial statements relating to FYE 31
       DEC 2007

A.II   Approve the allocation of the net profit from             Mgmt          For                            For
       the FY, distribution of dividends and ratify
       the payment of dividends and ratify the payment
       of interim dividends in the a  mount of BRL
       60,000,000.00, decided on by the Board of Directors
       at a  meeting held on 05 SEP 2007, and of the
       participation that is dealt with in Article
       190 of Law 6404 76

A.III  Elect the Members of the Board of Directors               Mgmt          For                            For

A.IV   Approve to set the global  annual remuneration            Mgmt          For                            For
       of the Members of the Company's Board of Directors

E.I    Approve the new Cyrela in action Stock Option             Mgmt          Against                        Against
       Plan




--------------------------------------------------------------------------------------------------------------------------
 CYRELA BRAZIL REALTY SA EMPREENDIMENTOS E PARTICIPACOES                                     Agenda Number:  701539453
--------------------------------------------------------------------------------------------------------------------------
    Security:  P34085103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  BRCYREACNOR7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Amend the current Articles 1, 8, 11, 17, 19,              Mgmt          For                            For
       23 lines G, N and R, 26, 34, 35, 38 line H,
       39 to 41, 43 to 48, with the exclusion of the
       current Articles 42, 49, 50 and 55 and the
       inclusion of the new Articles to be numbered
       40, 49 to 53, all of the Corporate By-Laws
       of the Company and the consolidated of the
       Corporate By-laws as a result of the mentioned
       amendments, in light of their updating in relation
       to the Rules of the Novo Mercado listing regulations
       of the Sao Paulo Stock Exchange Bovespa




--------------------------------------------------------------------------------------------------------------------------
 DAELIM INDUSTRIAL CO LTD, SEOUL                                                             Agenda Number:  701454972
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1860N109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Feb-2008
        ISIN:  KR7000210005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements                          Mgmt          For                            For

2.     Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation regarding the addition of
       business objective

3.     Elect Mr. Jong Kuk Park as an Internal Director           Mgmt          For                            For
       and Messrs. Ik Soo Kim, Jin Woong Lee, Jang
       Sik Sin, Soon Kun Oh, Ki Sin Kim as the External
       Directors

4.     Elect Messrs. Jin Woong Lee, Jang Sik Sin, Soo            Mgmt          For                            For
       Kun Oh as the Members of the Auditors Committee

5.     Approve the remuneration limit for the Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAISEKI CO.,LTD.                                                                            Agenda Number:  701574899
--------------------------------------------------------------------------------------------------------------------------
    Security:  J10773109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  JP3485600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 DALIAN PORT (PDA) COMPANY LTD, CENTRAL HONG KONG PRC                                        Agenda Number:  701453588
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2739Z109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-Mar-2008
        ISIN:  CNE1000002Y6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the revised annual cap for the year               Mgmt          For                            For
       2008 for the continuing connected transactions
       [as defined in the Rules Governing the Listing
       of Securities on The Stock Exchange of Hong
       Kong Limited [the Listing Rules]] contemplated
       under the Terminal Facilities Design and Construction
       Services Agreement dated 23 MAR 2006 and entered
       into between the Company and Dalian Port Corporation
       Limited [PDA]

2.     Approve the revised annual cap for the year               Mgmt          For                            For
       2008 for the continuing connected transactions
       [as defined in the Listing Rules] contemplated
       under the Comprehensive Services Agreement
       dated 23 MAR 2006 and entered into between
       the Company and PDA




--------------------------------------------------------------------------------------------------------------------------
 DALIAN PORT (PDA) COMPANY LTD, CENTRAL HONG KONG PRC                                        Agenda Number:  701567565
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2739Z109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  CNE1000002Y6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year of 2007

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year of 2007

3.     Approve the report of the Auditors and audited            Mgmt          For                            For
       consolidated financial statements of the Company
       for the YE 31 DEC 2007

4.     Approve the final dividend distribution for               Mgmt          For                            For
       the YE 31 DEC 2007

5.     Approve the appointment of Deloitte Touche Tohmatsu       Mgmt          For                            For
       CPA Ltd as the PRC Auditors of the Company
       and Deloitte Touche Tohmatsu as the International
       Auditor of the Company to hold office until
       the conclusion of the next AGM and authorize
       the Board of Directors to fix their remunerations,
       respectively

6.A    Re-elect Mr. Sun Hong as a Director of the Company        Mgmt          For                            For
       effective from the conclusion of the AGM and
       for a term of 3 year; his annual remuneration
       shall be RMB 500,000

6.B    Re-elect Mr. Zhang Fengge as a Director of the            Mgmt          For                            For
       Company effective from the conclusion of the
       AGM and for a term of 3 year; his annual remuneration
       shall be RMB 400,000

6.C    Re-elect Mr. Jiang Luning as a Director of the            Mgmt          For                            For
       Company effective from the conclusion of the
       AGM and for a term of 3 year; his annual remuneration
       shall be RMB 360,000

6.D    Re-elect Ms. Su Chunhua as a Director of the              Mgmt          For                            For
       Company effective from the conclusion of the
       AGM and for a term of 3 year; her annual remuneration
       shall be RMB 280,000

6.E    Re-elect Mr. Lu Jianmin as a Director of the              Mgmt          For                            For
       Company effective from the conclusion of the
       AGM and for a term of 3 year; no remuneration
       shall be paid to him for his acting as a Director
       of the Company

6.F    Elect Mr. Xu Jian as a Director of the Company,           Mgmt          For                            For
       no remuneration shall be paid to him for his
       acting as a Director of the Company; Mr. Xu
       Jian's appointment is subject to the approval
       by the Shareholders and the approval or registration
       by the relevant authorities of the proposed
       amendments to the articles of association under
       Resolution no. 9 and the term of his office
       shall be three years commencing from the date
       on which his election is approved by the Shareholders
       at this AGM

6.G    Re-elect Mr. Zhang Xianzhi as a Director of               Mgmt          For                            For
       the Company effective from the conclusion of
       the AGM and for a term of 3 year; his annual
       remuneration shall be RMB 80,0000

6.H    Re-elect Mr. Ng Ming Wah, Charles as a Director           Mgmt          For                            For
       of the Company effective from the conclusion
       of the AGM and for a term of 3 year; his annual
       remuneration shall be HKD 200,000

6.I    Elect Mr. Wang Zuwen as a Director of the Company         Mgmt          For                            For
       effective from the conclusion of the AGM and
       for a term of 3 year; his annual remuneration
       shall be HKD 80,000

7.A    Re-elect Mr. Fu Bin as a Supervisor of the Company        Mgmt          For                            For
       effective from the conclusion of the AGM and
       for a term of three years, no remuneration
       shall be paid to Mr. Fu Bin for his acting
       as Supervisor of the Company

7.B    Re-elect Mr. Zhang Guofeng as a Supervisor of             Mgmt          For                            For
       the Company effective from the conclusion of
       the AGM and for a term of three years no remuneration
       shall be paid to Mr. Zhang Guofeng for his
       acting as Supervisor of the Company

7.C    Re-elect Mr. Diao Chengbao as a Supervisor of             Mgmt          For                            For
       the Company effective from the conclusion of
       the AGM and for a term of three years; his
       annual remuneration shall be RMB 60,000

7.D    Re-elect Ms. Fu Rong as a Supervisor of the               Mgmt          For                            For
       Company effective from the conclusion of the
       AGM and for a term of three years; her annual
       remuneration shall be RMB 60,000

S.8    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional domestic shares
       and/or H shares in the capital of the Company
       and make or grant offers, agreements and options
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       domestic shares and H shares of the Company,
       the Board of Directors will only exercise its
       power under such mandate in accordance with
       the Company Law of the People's Republic of
       China and the rules Governing the Listing of
       Securities on The Stock Exchange of Hong Kong
       Limited [as amended from time to time] and
       only if necessary approval from the China Securities
       Regulatory Commission; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the company is
       required by the Articles of Association of
       the Company or other applicable laws to be
       held]; Authorize the Board of Directors to
       approve, execute and do or procure to be executed
       and done, all such documents, deeds and things
       as it may consider necessary in connection
       with the issue of such new shares [including
       without limitation, determining the time and
       place of issue, making all necessary application
       to the relevant authorities, entering into
       underwriting agreements or any other agreements
       and determining the use of proceeds]; Authorize
       the Board of Directors to make such amendments
       to the Articles of Association in connection
       with an increase of the registered capital
       of the Company to reflect the new capital structure
       of the Company upon the allotment and issuance
       of new shares of the Company as contemplated
       in this special resolution and apply for all
       necessary approval and make all necessary filings
       and registrations with the relevant PRC, Hong
       Kong and other relevant authorities

S.9    Approve the amendments to the Articles of Association     Mgmt          For                            For
       and authorize the Board of Directors to make
       necessary application for approval, filings
       and registrations in accordance with the laws,
       regulations of PRC, Hong Kong and the relevant
       requirements of Listing Rules of the Stock
       Exchange; the amendments to be approved by
       the relevant government authorities are final;
       amend the Article 98 of the Articles of Association
       as: the Company shall have a Board of Directors,
       the Board of Directors has responsibility to
       and shall report to the shareholders meeting,
       the Board of Directors shall consist of 9 Directors,
       of which 3 shall be Independent Non-executive
       Directors, the board of directors shall have
       1 Director as the Chairman of the Board




--------------------------------------------------------------------------------------------------------------------------
 DOMESTIC & GENERAL GROUP PLC                                                                Agenda Number:  701315461
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2805X103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jul-2007
        ISIN:  GB0002747193
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       audited financial statements of the Company
       for the YE 31 MAR 2007

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a final dividend for the YE 31 MAR 2007           Mgmt          For                            For
       of 25.50 pence per ordinary share

4.     Elect Mr. Paul Lee as a Director, retiring under          Mgmt          For                            For
       the Articles of Association

5.     Re-elect Mr. Glyn Smith as a Director, who retires        Mgmt          For                            For
       by rotation

6.     Re-elect Mr. Kenneth Wilson as a Director, who            Mgmt          For                            For
       retires by rotation

7.     Re-appoint KPMG Audit Plc as the Auditors and             Mgmt          For                            For
       authorize the Directors to fix their remuneration

8.     Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and for the purpose
       of Section 80 of the Companies Act 1985, to
       allot relevant securities [within the meaning
       of that Section] up to a maximum aggregate
       nominal amount of GBP 1,199,661; [Authority
       expires on 25 JUL 2012]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.9    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985 [the Act], to
       allot equity securities [Section 94 of the
       Act] pursuant to the authority conferred by
       Resolution 8, disapplying the statutory pre-emption
       rights [Section 89(1)], provided that this
       power is limited to the allotment of equity
       securities: i) in connection with a rights
       issue in favor of ordinary shareholders; and
       ii) up to an aggregate nominal value of GBP
       181,766; [Authority expires at the conclusion
       of the next AGM]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.10   Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163(3)] of up to 3,635,337 ordinary
       shares [not more than 10% of the issued ordinary
       share capital] of 10 p each in the Company,
       at a minimum price is 10p and an amount equal
       to the higher of 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days or the higher
       of the price of the last independent trade
       and the highest current bid as stipulated by
       the Article 5(1) of the Commission Regulation
       (EC) 22 DEC 2003 implementing the Market Abuse
       Directives as regards exemptions for the buy-back
       programmes and stabilization of financial instrument
       (No. 2273/3003) [exclusive of expenses]; [Authority
       expires at the conclusion of the AGM of the
       Company]; the Company, before the expiry, may
       make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry




--------------------------------------------------------------------------------------------------------------------------
 DOMESTIC & GENERAL GROUP PLC                                                                Agenda Number:  701374580
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2805X103                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  25-Oct-2007
        ISIN:  GB0002747193
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, [with or without modification] a Scheme          Mgmt          For                            For
       of Arrangement to be made between the Company
       and the holders of the Scheme Share [as specified
       in the said Scheme of Arrangement]




--------------------------------------------------------------------------------------------------------------------------
 DOMESTIC & GENERAL GROUP PLC                                                                Agenda Number:  701374592
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2805X103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Oct-2007
        ISIN:  GB0002747193
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, for the purpose of giving effect to              Mgmt          For                            For
       the scheme of arrangement dated 24 SEP 2007
       between the Company and the holders of the
       Scheme Shares [as specified in the said scheme],
       as specified or subject to such modification,
       addition or condition agreed between the Company
       and AIDG Jersey Acquisition Limited [AIDG Jersey
       Acquisition] and approved or imposed by the
       Court [the Scheme]: a) to authorize the Directors
       of the Company to take all such action as they
       may consider necessary or appropriate for carrying
       the Scheme into effect; b) to reduce the share
       capital of the Company by canceling and extinguishing
       all of the Scheme shares [as specified]; c)
       subject to and forthwith upon the reduction
       of share capital referred to in this resolution
       above taking effect and notwithstanding anything
       to the contrary in the Articles of Association
       of the Company: i) to increase the share capital
       of the Company to its former amount by the
       creation of such number of new ordinary shares
       of 10 pence each as shall be equal to the aggregate
       number of Scheme Shares cancelled to this resolution
       above; ii) the reserve arising in the books
       of accounts of the Company as a result of the
       reduction of share capital referred to in this
       resolution be capitalized and applied in paying
       up in full at par of the new ordinary shares
       created pursuant to this resolution above,
       which shall be allotted and issued, created
       as fully paid, to AIDG Jersey Acquisition and/or
       its nominee[s] in accordance with the Scheme;
       and iii) authorize the Directors of the Company,
       conditional upon the Scheme becoming effective,
       for the purposes of Section 80 of the Companies
       Act 1985 to allot the new ordinary shares referred
       to in this resolution above, provided that:
       the maximum aggregate nominal amount of relevant
       securities that may be allotted under this
       authority shall be the aggregate nominal amount
       of the said new ordinary share created pursuant
       to this resolution above; [Authority expires
       on 30 JUN 2008] and this authority shall be
       in addition and without prejudice to any other
       authority under the said Section 80 previously
       granted and in force on the date on which this
       Resolution is passed; and d) with effect from
       the passing of this resolution, amend the Articles
       of Association of the Company by including
       the specified new Article after Article 24
       [and amending the remainder of the Articles
       and any cross- reference thereto accordingly]

2.     Approve the terms of the Management Arrangements          Mgmt          For                            For
       as specified, notwithstanding that such arrangements
       are not extended to all shareholders of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 DOUGLAS HOLDING AG, HAGEN                                                                   Agenda Number:  701451837
--------------------------------------------------------------------------------------------------------------------------
    Security:  D2290M102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Mar-2008
        ISIN:  DE0006099005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS  20 FEB 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the approved annual financial             Non-Voting
       statements, the adopted consolidated financial
       statements and the combined Management report
       of DOUGLAS HOLDING AG and the Group for the
       FY from 01 OCT 2006 to 30 SEP 2007, as well
       as of the report of the Supervisory Board and
       an explanatory report of the Executive Board
       concerning the disclosures made pursuant to
       Section 289 (4) and 315 (4) of the German Commercial
       Code [HGB]

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 44,000,000 as follows: payment
       of a dividend of EUR 1.10 per no-par share
       EUR 840,056.80 shall be carried for ward Ex-dividend
       and payable date: 13 MAR 2008

3.     Resolution on the ratification of the acts of             Mgmt          For                            For
       the Executive Board for the FY from 01 OCT
       2006 to 30 SEP 2007

4.     Resolution on the ratification of the acts of             Mgmt          For                            For
       the Supervisory Board for the FY from 01 OCT
       2006 to 30 SEP 2007

5.     Appointment of the Auditors for the 2007/2008             Mgmt          For                            For
       FY: Susath + Partner OHG, Hamburg

6.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital I, the creation of a new
       authorized capital I, and the corresponding
       amendment to the Articles of Association; the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the Company's share capital by
       up to EUR 25,000,000 through the issue of new
       bearer no -par shares against payment in cash
       or kind, on or before 11 MAR 2013; shareholders
       shall be granted subscription rights except
       for a capital increase of up to EUR 12,500,000
       against payment in kind in connection with
       acquisitions, and for residual amounts

7.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital II, the creation of a new
       authorized capital II, and the corresponding
       amendment to the Article of Association, the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the Company's share capital by
       up to EUR 1,500,000 through the issue of new
       bearer no-par shares against payment in cash,
       on or before 11 MAR 2013, Shareholders shall
       be granted subscription rights except for the
       issue of employee shares

8.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to EUR 117,708,936, at prices
       not deviating more than 10% from the market
       price of the shares, on or before 11 SEP 2009,
       the Board of Managing Directors shall be authorized
       to sell the shares on the stock exchange or
       to offer them to all shareholders, to dispose
       of the shares in a manner other than the stock
       exchange or an offer to all shareholders if
       the shares are sold at a price not materially
       below their market price, to use the shares
       for acquisition purposes, and to retire the
       shares

9.1    Elect Dr. h.c. Jorn Kreke as a Member of the              Mgmt          Against                        Against
       Supervisory Board

9.2    Elect Mr. Bernd M. Michael as a Member of the             Mgmt          For                            For
       Supervisory Board

9.3    Elect Dr. Mark Wossner as a Member of the Supervisory     Mgmt          For                            For
       Board

9.4    Elect Dr. Ulrich Wolters as a Member of the               Mgmt          For                            For
       Supervisory Board

9.5    Elect Mr. Henning R. Kreke as a Member of the             Mgmt          Against                        Against
       Supervisory Board

10.    Resolution on the remuneration for members of             Mgmt          For                            For
       the Supervisory Board each Member of the Supervisory
       Board shall receive a fixed annual remuneration
       of EUR 30,000 and a variable remuneration of
       EUR 150 for every EUR 0.01 of the earnings
       per share in excess of an average of EUR 1.25
       during the past three years, the chairman shall
       receive twice, the deputy chairman one and
       a half times, Members of a Supervisory Board
       committee shall receive an additional quarter
       of the above mentioned remuneration, the chairman
       of such a committee shall receive an additional
       quarter, the total remuneration shall not exceed
       EUR 60,000

11.    Resolution on the deletion of Section 3(2) of             Mgmt          For                            For
       the Articles of Association

12.    Resolution on the approval of the electronic              Mgmt          For                            For
       mailing of information to shareholders in line
       with the Transparency Directive Implementing
       Act and the amendment of the Articles of Association
       to comply with the new legal requirements

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 EASTERN PLATINUM LTD                                                                        Agenda Number:  701362496
--------------------------------------------------------------------------------------------------------------------------
    Security:  276855103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Oct-2007
        ISIN:  CA2768551038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to fix the number of Directors at 6               Mgmt          For                            For

2.1    Elect Mr. David W. Cohen as a Director                    Mgmt          For                            For

2.2    Elect Mr. Ian Terry Rozier as a Director                  Mgmt          For                            For

2.3    Elect Mr. Gordon Keep as a Director                       Mgmt          For                            For

2.4    Elect Mr. John Hawkrigg as a Director                     Mgmt          For                            For

2.5    Elect Mr. John Andrews as a Director                      Mgmt          For                            For

2.6    Elect Mr. J. Merfyn Roberts as a Director                 Mgmt          For                            For

3.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       of the Company for the ensuing year

       Receive the financial statements for its fiscal           Non-Voting
       period ended 30 JUN 2007 with the report of
       the Auditor and the related management discussion
       and analysis

       Transact any other business                               Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF NON-NUMBERED NON-VOTABLE RESOLUTIONS. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 EASTERN PLATINUM LTD                                                                        Agenda Number:  701585549
--------------------------------------------------------------------------------------------------------------------------
    Security:  276855103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Jun-2008
        ISIN:  CA2768551038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive and consider the report of the Directors       Non-Voting
       and the consolidated financial statements of
       the Company together with the report of the
       Independent Registered Chartered Accounts thereon
       for the FYE 31 DEC 2007

1.     Approve to fix the number of Directors of the             Mgmt          For                            For
       Board of the Company at 7

2.1    Elect Mr. Ian Terry Rozier as a Director of               Mgmt          Against                        Against
       the Company for the ensuring year

2.2    Elect Mr. David W. Cohen as a Director of the             Mgmt          For                            For
       Company for the ensuring year

2.3    Elect Mr. Gordon Keep as a Director of the Company        Mgmt          For                            For
       for the ensuring year

2.4    Elect Mr. John Andrews as a Director of the               Mgmt          For                            For
       Company for the ensuring year

2.5    Elect Mr. John Hawkrigg as a Director of the              Mgmt          For                            For
       Company for the ensuring year

2.6    Elect Mr. J. Merfyn Roberts as a Director of              Mgmt          For                            For
       the Company for the ensuring year

2.7    Elect Dr. Robert J. Gayton as a Director of               Mgmt          For                            For
       the Company for the ensuring year

3.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       of the Corporation for the ensuing year

4.     Adopt a new Stock Option Plan as specified                Mgmt          For                            For

5.     Approve and ratify the Shareholder Rights Plan            Mgmt          For                            For
       adopted by the Company as specified

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 EDF ENERGIES NOUVELLES, NANTERRE                                                            Agenda Number:  701553340
--------------------------------------------------------------------------------------------------------------------------
    Security:  F31932100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  FR0010400143
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 31 DEC 2007, as presented;
       earnings for the financial year: EUR 57,651,549.00

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the in come for
       the FY be appropriated as follows: earnings
       for the FY: EUR 57,651,549.00 decide to allocate
       legal reserve 5% of the profit: EUR 2,882,577.00
       other reserves: EUR 524,477.00 retained earnings:
       EUR 1,832.00 income for the FY: EUR 57,651,549.00
       legal reserve: EUR 2,882,577.00 total distributable:
       EUR 55,295,281.00, approve to resolve the appropriate
       profit for the year of EUR 36,634,740 .00 to
       the retained earnings account; the shareholders
       will receive a net dividend of EUR 0.26 per
       share, and will entitle to the 40 % deduction
       provided by the French Tax Code; this dividend
       will be paid on 12 JUN 2008; as required by
       law, it is reminded that, for the last three
       financial years, the dividends paid, were as
       follows: EUR 0 .11 for FY 2007 EUR 0.00 for
       FY 2006 EUR 0.00 for FY 2005

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.38 and
       followings of the French Commercial Code, approve
       said report and the agreements referred to
       therein

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.42.1 of
       the French Commercial Code, approve the granting
       of an indemnity to Mr. David Corchia in the
       event of his removal

O.6    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.42.1 of
       the French Commercial Code, approve the granting
       of an indemnity to Mr. Yvon Andre in to event
       of his dismissal

O.7    Approve the reports of the Chairman of the Board          Mgmt          For                            For
       of Directors on the condition for the preparation
       and the organization of the work of the Board,
       and the Auditors on the Internal Audit procedures
       in accounting and financial matters

O.8    Approve to award total annual fees of EUR 100,000.00      Mgmt          For                            For
       to the Member of Board of Directors

O.9    Approve to renew the appointment of Mr. Jean              Mgmt          Against                        Against
       Francois Astolfi as a Director for a 6 year
       period

O.10   Approve to renew the appointment of KPMG as               Mgmt          For                            For
       the Statutory Auditor for a 6 year period;
       appoints Mr. Denis Marange as the Deputy Auditor,
       for a 6 year period

O.11   Approve to renew the appointment of the Cabinet           Mgmt          For                            For
       Alain Martin ET Associes Sarl as the Statutory
       Auditor for a 6 year period; and to renew the
       appointment of Mr. Patrick Viguie as the Deputy
       Auditor for a 6 year period

O.12   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 70.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 150,000,000.00; [Authority expires at 18
       month period]; the number of shares acquired
       by the Company with a view to their retention
       or their subsequent delivery in payment or
       exchange as part of a merger, divestment or
       capital contribution cannot exceed 5% of its
       capital; this authorization supersedes the
       fraction unused of the authorization granted
       by the shareholders' meeting of 30 MAY 2007
       in its resolution 11; and to take all necessary
       measures and accomplish all necessary formalities

O.13   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law

E.14   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by cancelling all or
       part of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority expires at 18 month period];
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 30 MAY 2007 in its
       resolution 13; and to take all necessary measures
       and accomplish all necessary formalities

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       on one or more occasions, in France or abroad,
       the share capital to a maximum nominal amount
       of EUR 50,000,000.00, by issuance, with the
       shareholders' preferred subscription rights
       maintained, of share and debt securities; [Authority
       expires at 26 month period]; the nominal amount
       of debt securities issued shall not exceed
       EUR 300,000,000.00; this amount shall count
       against the overall value set forth in resolution
       21; and to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the a mounts necessary to raise
       the legal reserve to one tenth of the new capital
       after each increase; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 18 SEP 2006
       in its resolution 7; and to take all necessary
       measures and accomplish all necessary formalities

E.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       on one or more occasions, in France or abroad,
       the share capital to a maximum nominal amount
       of EUR 25,000,000.00, by issuance, with the
       shareholders' deletion subscription rights
       maintained, of share and debt securities; [Authority
       expires at 26 month period]; the nominal amount
       of debt securities issued shall not exceed
       EUR 300,000,000.00; this amount shall count
       against the overall value set forth in resolution
       21; approve to cancel the shareholders' preferential
       subscription rights; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 18 SEP 2006
       in its resolution 5

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the number of securities to be issued in the
       event of a capital increase with or without
       preferential subscription right of shareholders,
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue; [Authority expires at 26 month period];
       this amount shall count against the overall
       value set forth in resolution 21; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 18
       SEP 2006 in its resolution 9

E.18   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in one or more occasions
       and at its sole discretion, by a maximum nominal
       amount of EUR 10,000,00 0.00, by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       by law and under the by laws, by issuing bonus
       shares or raising the par value of existing
       shares, or by a combination of these methods;
       [Authority expires at 26 month period]; this
       amount shall count against the overall value
       set forth in resolution 21; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 18
       SEP 2007 in its resolution 8; and to take all
       necessary measures and accomplish all necessary
       formalities

E.19   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favour of Employees
       and Corporate Officers of the Company who are
       Members of a Company Savings Plan; [Authority
       expires at 26 month period] and for a nominal
       amount that shall not exceed EUR 3,000,0 00.00;
       approve to cancel the shareholders' preferential
       subscription rights in favour of the members;
       this amount shall count against the overall
       value set forth in resolution 21; and to take
       all necessary measure s and accomplish all
       necessary formalities; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 18 SEP 2007
       in its resolution 10

E.20   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       and to reduce the share capital in period of
       takeover bid

E.21   Approve the overall nominal amount pertaining             Mgmt          For                            For
       to: the capital increases to be carried out
       with the use of the delegation(s) given by
       resolution( s) number 15, 16, 17, 18 et 19
       shall not exceed EUR 80,000,000.00, the issues
       of share and debt securities to be carried
       out with the use of t he delegation(s) given
       by resolution(s) number 15, 16, 17, 18 et 19
       shall not exceed EUR 300,000,000.00; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders' meeting of 18
       SEP 2006 in its resolution 13

E.22   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 ENGEL EAST EUROPE NV, AMSTERDAM                                                             Agenda Number:  701336186
--------------------------------------------------------------------------------------------------------------------------
    Security:  N3093Y102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Aug-2007
        ISIN:  NL0000051043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Opening of the meeting                                    Non-Voting

       PLEASE NOTE THAT ALTHOUGH THERE ARE 2 CANDIDATES          Non-Voting
       TO BE ELECTED AS DIRECTORS, THERE IS ONLY 1
       VACANCY AVAILABLE TO BE FILLED AT THE MEETING.
       THE STANDING INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 1 OF THE 2 DIRECTORS.
       THANK YOU.

1.1    Appoint Mr. Eitan Padan as a Member of the Management     Mgmt          No vote
       Board of the Company, with effect from 01 OCT
       2007 and approve the remuneration of 1 new
       Board Member

1.2    Appoint Mr. Isaac Lichter as a Member of the              Mgmt          No vote
       Management Board of the Company, with effect
       from 01 OCT 2007 and approve the remuneration
       of 1 new Board Member

       Closing of the meeting                                    Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ESCADA AG                                                                                   Agenda Number:  701483745
--------------------------------------------------------------------------------------------------------------------------
    Security:  D25191111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  DE0005692107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 27 MAR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the approved annual financial             Non-Voting
       statements and annual report, the consolidated
       financial statements, the consolidated annual
       report, including the explanations by the Board
       of Management on information provided under
       Sections 289 paragraph 4,315 paragraph 4 of
       the German Commercial Code [HGB] as well as
       the report of the Supervisory Board for the
       FY 2006/2007

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 3,529,743.86 as follows: EUR
       3,529,743.86 shall be carried forward

3.     Release of the Members of the Management Board            Mgmt          For                            For

4.     Release of the Members of the Supervisory Board           Mgmt          For                            For

5.     Election of Independent Auditors for the FY               Mgmt          For                            For
       2007/2008: AWT Horwath GmbH Wirtschaftsprufungsgesellschaft,
       Munich

6.     Election of a new Supervisory Board Member:               Mgmt          For                            For
       Mr. Raffaello Napoleone, Florence, Italy, CEO
       Pitti Immagine S.r.l., Florence, Italy

7.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital 2003/2008, the creation
       of a new authorized capital 2008/2013, and
       the correspondence, amendment to the Articles
       of Association, the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the Company's
       share capital by up to EUR 40,000,000 through
       the issue of new shares against payment in
       cash, on or before 16 APR 2013, shareholders
       shall be granted subscription rights except
       for a capital increase of up to 10% of the
       Company's share capital against payment in
       cash if the new shares are issued at a price
       not materially below their market price and
       for residual amounts

8.     Resolution on the authorization to grant Stock            Mgmt          For                            For
       Options, the creation of a contingent capital
       2008/I, and the corresponding amendments to
       the Articles of Association of the Company
       shall be authorized to grant stock options
       for up to 650,000 new shares of the Company
       to Executives of the Company, on or before
       31 OCT 2013 [Stock Option Plan 2007/2008],
       the Company's share capital shall be increased
       accordingly by up to EUR 6,656,000 through
       the issue of up to 1,300,000 new shares, insofar
       as stock options are exercised




--------------------------------------------------------------------------------------------------------------------------
 EUROFINS SCIENTIFIC SA, NANTES                                                              Agenda Number:  701554215
--------------------------------------------------------------------------------------------------------------------------
    Security:  F3322K104                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  FR0000038259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

o.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE on 31 DEC 2007, as presented,
       showing Income of EUR 134,540,567.59, accordingly,
       the shareholders' meeting gives permanent discharge
       to the Members of the Board of Directors for
       the performance of their duties during the
       said FY

o.2    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the net book profit
       for the FY of EUR 134,540,567.59, be appropriated
       as follows: to the legal reserve: EUR 2,277.39
       [said account being so brought from EUR 137,475.56
       to EUR 139,752.95]dividends: EUR 1,39:707,529.50
       to the retained earnings account: EUR 133,140,760.70
       [said account being so brought from EUR 3,821,789.22
       to EUR 136,962,549.92] total equal to: EUR
       134,540,567.59 the shareholders will receive
       a net dividend of EUR 0.10 per share, and will
       entitle to the 40 % deduction provided by the
       French Tax Code this dividend will be paid
       on 30 SEP 2008 at the latest as required by
       law, it is reminded that, for the last 3 FY
       the dividends paid, were as follows: nil for
       FY 2004,nil for FY 2005, EUR0.10 for FY 2006

o.3    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements in the form presented
       to the meeting, showing net profit [group share]
       of EUR 19,671,000.00

o.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Articles L.225.38 and
       sequence of the French Commercial Code, approve
       the agreements entered into during the last
       FY and authorized by the Board of Directors

o.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 and
       sequence of the French Commercial Code, approve
       various agreements [3] entered into during
       the last FY and authorized by the Board of
       Directors

o.6    Receive the special report of the Auditors [related       Mgmt          For                            For
       to Article L.225.42 of the French Commercial
       Code], on agreements governed by article L.22
       5.38 of the French Commercial Code, approve
       the agreements entered into [3] during the
       last FY and which were not authorized by the
       Board of Directors

o.7    Receive the report of Board of Directors resolves         Mgmt          For                            For
       that the regulated agreements entered into
       during a FY and which cannot be approved ,
       the quorum not being reached, can be submitted
       to the shareholders vote

o.8    Approve the shareholders meeting resolves to              Mgmt          For                            For
       award total annual fees of EUR 1 00,000.00
       to the Directors

o.9    Authorize the Board of Directors to trade in              Mgmt          For                            For
       the company's shares on the Stock Market, subject
       to the conditions described below: maximum
       purchase price: EUR 100.00, maximum number
       of shares to be acquired: 10 % of the share
       capital, maximum funds invested in the share
       buybacks: EUR 139,752,950.00 this authorization
       is given for an 18 month period the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

o.10   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law

o.11   Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.38 and
       sequence of the French Commercial Code, approve
       various agreements [6] entered into during
       the last FY [but not approved, the quorum not
       being reached during the ordinary shareholders
       meeting of 02 MAY 2007] and authorized by the
       Board of Directors

e.12   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by canceling all or
       part of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10 % of the share capital over a 24 month
       period;[Authority expires at 18 month period
       ],it supersedes any and all earlier delegations
       to the same effect and the one granted by the
       ordinary and extraordinary shareholders' meeting
       of 02 MAY 2007, in its Resolution number 12
       the shareholders meeting delegates all powers
       to the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

e.13   Authority the Board of Directors to increase              Mgmt          For                            For
       on one or more occasions, in France or abroad,
       the share capital by issuance, with the shareholders'
       preferred subscription rights maintained of
       new ordinary shares, securities giving access
       to the capital or to the allocation of debt
       securities the maximal nominal amount of capital
       increases to be carried out under this delegation
       of authority shall not exceed EUR 800,000.00
       the nominal amount of debt securities issued
       shall not exceed EUR 500,000,000.00;[Authority
       expires at 26 month period] it supersedes the
       delegation granted by the shareholders' meeting
       of 02 MAY 2007 the shareholders' meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities delegates to the Board of Directors
       all powers to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to raise
       the legal reserve to one tenth of the new capital
       after each increase

e.14   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       on one or more occasions, in France or abroad,
       the share capital by issuance, with cancellation
       of preferential subscription rights, of new
       ordinary shares, securities giving access to
       the capital or to the allocation of debt securities
       the maximal nominal amount of capital increases
       to be carried out under this delegation of
       authority shall not exceed EUR 800,000.00 the
       nominal amount of debt securities issued shall
       not exceed EUR 500,000,000.00;[Authority expires
       at 26 month period] it supersedes the delegation
       granted by the shareholders' meeting of 02
       MAY 2007 the shareholders' meeting delegates
       all powers to the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities delegates to the Board of Directors
       all powers to charge the share issuance costs
       against the related premiums and deduct from
       the premiums the amounts necessary to raise
       the legal reserve to one tenth of the new capital
       after each increase

e.15   Approve the overall nominal amount pertaining             Mgmt          For                            For
       the capital increases to be carried out with
       the use of the delegations given by Resolutions
       number 13 and 14 shall not exceed EUR 800,000.00,
       the issues of Capital securities to be carried
       out with the use of the delegations given by
       Resolutions number 13 and 14 shall not exceed
       EUR 500,000,000.00

e.16   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in one or more occasions
       and at its sole discretion, by way of capitalizing
       reserves, profits and, or premiums or other
       means, provided that such capitalization is
       all owed by law and under the by laws, by issuing
       bonus shares or raising the par value of existing
       shares, for an amount equal to the overall
       maximum amount of the reserves, profits and
       , or premiums or other sums which can be capitalized,
       [Authority expires at the end of 26 month period]
       it supersedes the fraction unused of the authorization
       granted by the extraordinary shareholders'
       meeting of 02 MAY 2007, the shareholders' meeting
       delegates all powers to the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

e.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the company
       and comprised of capital securities or securities
       giving access to share capital, [Authority
       expires at the end of 26 month period] however
       it cannot be applied when the capital increase
       is carried out in consideration for the contributions
       in kind, comprised of capital securities, in
       the event of an exchange public offer, it supersedes
       the delegation granted by the Extraordinary
       shareholders' meeting of 02 MAY 2007

e.18   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital, on one or more occasions,
       at its sole discretion, in favour of employees
       of the Company and related Companies, who are
       Members of a Company Savings Plan; [Authority
       expires at the end of 26 month period] and
       for a nominal amount that shall not exceed
       3% of the share capital, it supersedes the
       delegation granted by the Extraordinary shareholders'
       meeting or 02 MAY 2007;approve to cancel the
       shareholders preferential subscription on rights
       in favour of the beneficiaries aforementioned,
       and to take all necessary measures and accomplish
       all necessary formalities

e.19   Amend the Directors' term of office limit to              Mgmt          For                            For
       bring it from 6 to 4 years

e.20   Adopt the previous resolution and amend the               Mgmt          For                            For
       Article number 13 of the By-Laws

e.21   Approve to increase the share capital of EUR              Mgmt          For                            For
       1,397,529.50, composed of 13,975,295 shares
       of EUR 0.10 each, fully paid-in, by an amount
       of EUR 6,000.00 and to bring it to EUR 1,403,529.50
       by the way of issuing 60,000 new shares of
       a par value of EUR 0.10 each

e.22   Approve to cancel the shareholders' preferential          Mgmt          For                            For
       subscription rights related to the 600,000
       new shares, in favour of Mr. Peter Bassett,
       Mr. Keith Henderson, Mr. Clive Hodges

e.23   Authorize the Board of Directors to take all              Mgmt          For                            For
       necessary measures and accomplish all necessary
       formalities to carry out the capital increase
       set forth in the 2 previous resolutions

e.24   Approve to increase the share capital to a maximum        Mgmt          For                            For
       nominal amount of EUR 7,500.00 by issuance
       of new shares with a par value of EUR 0.10
       each; the capital increase amount cannot be
       fixed, the number of shares to be issued still
       not being known; the new shares shall be subject
       to the same statutory provisions and shall
       rank pari passu with the old shares and shall
       bear an accruing dividend as of 01 JAN 2008

e.25   Approve to cancel the shareholders' preferential          Mgmt          For                            For
       subscription rights, accordingly with Article
       L.2325.132 of the French Commercial Code, in
       favour of Mr. Philippe Cowley, Mr. Keith Partington

e.26   Authorize the Board of Directors to take all              Mgmt          For                            For
       necessary measures and accomplish all necessary
       formalities to carry out the capital increase
       set forth in the 2 previous resolutions, within
       a time limit of 2 months and for a par value
       amount not exceeding EUR 7,500.00, and amend
       in consequence the Articles of the By-Laws

e.27   Authorize the Board of Directors to grant in              Mgmt          Against                        Against
       one or more transactions, to corporate officers
       and employees of the Company and related Companies,
       options giving the right to subscribe for new
       shares in the Company, it being provided that
       the options shall not give rights to a total
       number of shares, which shall exceed 100,000
       shares; [Authority expires at the end of 38
       month period] approve to cancel the shareholders
       preferential subscription rights in favour
       of the beneficiaries of the stock options;
       and to take all necessary measures and accomplish
       all necessary formalities

e.28   Grant authority to the bearer of an original,             Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 EVS BROADCAST EQUIPMENT SA, LIEGE                                                           Agenda Number:  701569064
--------------------------------------------------------------------------------------------------------------------------
    Security:  B3883A119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  BE0003820371
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       10 JUN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

A.1    Approve the reports of the Board of Directors             Mgmt          No vote
       for both the statutory and consolidated annual
       accounts for the accounting YE 31 DEC 2007

A.2    Approve the reports of the Statutory Auditor              Mgmt          No vote
       for both the statutory and consolidated annual
       accounts for the accounting YE 31 DEC 2007

A.3    Approve the annual accounts for the accounting            Mgmt          No vote
       YE 31 DEC 2007 and allocation of the net profit
       of EUR 42,051,567.82 as follows as specified

A.4    Grant discharge from liability to each of the             Mgmt          No vote
       Directors of the Company and the Auditor who
       were in function during the accounting YE on
       31 DEC 2007

A.5    Approve to renew the mandate of Mr. Jacques               Mgmt          No vote
       Galloy , as an Executive Director of the Company,
       for a period until the 2014's Ordinary Shareholders
       Meeting, the remuneration for the above mandate
       is fixed according the decision taken by the
       shareholders' meeting of 18 MAY 2004

E.1    Authorize the Board of Directors, in Article              Mgmt          No vote
       8bis, Paragraph 2 of the statutes, i.e., on
       20 MAY 2008, the EGM, to acquire up to 10%
       of the outstanding shares of the Company at
       a minimum unit price of EUR 1 and at a maximum
       unit price not higher than 20% above the highest
       closing stock market price of the Company's
       shares on Euronext Brussels during the 20 trading
       days preceding such acquisition, such authorization
       has been granted for a period of 18 months
       as from the date of the EGM of 20 MAY 2008
       and extends to the acquisition of shares of
       the Company by its direct subsidiaries, as
       such subsidiaries are defined by legal provisions
       on acquisition of shares of the parent Company
       by its subsidiaries, Modification of the statutes
       to include these changes, powers to be conferred
       to the Board of Directors for implementation
       of the resolutions passed: determine the accurate
       acquisition price of shares to buy back, arrange
       for equal treatment between shareholders of
       buying proposals, take care of the strict execution
       of trade conditions and timing delay, if any,
       cancel physically own shares and communicate
       the list to the Tribunal de Commerce invite
       shareholders for an EGM to reduce share capital
       and, overall, fulfill all administrative, accounting,
       legal works relative to these operations




--------------------------------------------------------------------------------------------------------------------------
 FLSMIDTH & CO. A/S                                                                          Agenda Number:  701521278
--------------------------------------------------------------------------------------------------------------------------
    Security:  K90242130                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  DK0010234467
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the Board and Management report on the            Mgmt          Abstain                        Against
       activities of the Company

2.     Receive the annual report                                 Mgmt          Abstain                        Against

3.     Approve the annual report and to decide on the            Mgmt          For                            For
       exemption of the Management and the Board of
       Directors from liability

4.     Approve the Board recommendations for the distribution    Mgmt          For                            For
       of profit

5.     Re-elect Messers. Jorgen Worning, Jens S. Stephensen,     Mgmt          For                            For
       Torkil Bentzen, Jesper Ovesen and Soren Vinther
       as the Members of the Board and elect Mr. Martin
       Ivert as a new Member of the Board

6.     Appoint Deloitte Statsautoriseret Revisionsaktieselskab   Mgmt          For                            For
       as the Auditors

7.a    Authorize the Company, until the next AGM, to             Mgmt          For                            For
       let the Company acquire own shares up to a
       total nominal value of 10% of the Company's
       share capital pursuant to the Section 48 of
       the Danish Public Companies Act; the consideration
       for the shares acquired shall not deviate more
       than 10% from the official price quoted on
       the OMX Nordic Exchange Copenhagen A/s at the
       time of acquisition

7.b    Approve the overall guidelines fixed by the               Mgmt          For                            For
       Board of Directors for incentive pay for the
       Members of the Management of FLSmidth & Company
       A.S. as specified; if the guidelines are approved
       by the AGM, approve to include the new Article
       14 in the Company's Articles of Association

7.c    Amend the Articles of Association as specified            Mgmt          Against                        Against

7.d    Authorize the Chairman of the meeting to report           Mgmt          For                            For
       the above resolutions adopted to the Danish
       Commerce Code and Companies Agency and to make
       corrections in the documents produced in connection
       with the said resolutions where this required
       by the Commerce and Companies Agency in order
       to have the information registered

7.e    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve to disclose each Board Member's holding
       of shares in future annual reports; to ensure
       that any Board Members elected at the General
       Meeting who are not shareholders, acquire shares
       in the Company; not to propose candidates for
       election to the Board of Directors who are
       not shareholders in the Company and to disclose
       each Board candidate's shareholding in connection
       with elections




--------------------------------------------------------------------------------------------------------------------------
 FLUGHAFEN WIEN AG, WIEN                                                                     Agenda Number:  701517015
--------------------------------------------------------------------------------------------------------------------------
    Security:  A2048U102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  AT0000911805
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU                Non-Voting

1.     Approve the presentation of the annual report,            Mgmt          No vote
       reporting of the management Board and Supervisory
       Board for the financial year 2007

2.     Approve the allocation of the net income of               Mgmt          No vote
       the financial year 2007

3.     Approve the actions of the Board of Directors             Mgmt          No vote
       and the Supervisory Board during the financial
       year 2007

4.     Approve the statuary allowance of the Supervisory         Mgmt          No vote
       Board for 2007

5.     Elect the Supervisory Board                               Mgmt          No vote

6.     Elect the Auditors for 2008                               Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 FREENET AG, BUEDELSDORF                                                                     Agenda Number:  701313227
--------------------------------------------------------------------------------------------------------------------------
    Security:  D3689Q118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jul-2007
        ISIN:  DE000A0EAMM0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 29 JUN 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2006 FY with the report
       of the Supervisory Board, the Group financial
       statements and the Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 1,169,429,446.68 as follows:
       payment of a dividend of EUR 0.50 plus a special
       bonus of EUR 5.50 per entitled share, EUR 593,363,350.68
       shall be carried forward, ex-dividend and payable
       date: 23 JUL 2007 [dividend], ex-dividend and
       payable date: 10 AUG 2007 [special bonus]

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors of Mobilcom AG

4.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors of Freenet.de AG

5.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors of the Company

6.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board of Mobilcom AG

7.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board of Freenet.de AG

8.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board of the Company

9.A    Election of Mr. Oliver Brexl to the Supervisory           Mgmt          For                            For
       Board

9.B    Election of Dr. Dieter Leuering to the Supervisory        Mgmt          For                            For
       Board

9.C    Election of Mr. Thorsten Kraemer to the Supervisory       Mgmt          For                            For
       Board

9.D    Election of Dr. Hans-Joachim Priester to the              Mgmt          For                            For
       Supervisory Board

9.E    Election of Mr. Richard Roy to the Supervisory            Mgmt          For                            For
       Board

9.F    Election of Dr. Helmut Thoma to the Supervisory           Mgmt          For                            For
       Board

9.G    By-election to the Supervisory Board: Mr. Olaf            Mgmt          For                            For
       Schulz, Berlin

10.    Appointment of the Auditors for the 2007 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Frankfurt

11.    Resolution on the creation of contingent capital          Mgmt          For                            For
       for satisfying stock options granted within
       the scope of Mobilcom AG Stock Option Plans
       2001 and 2004; the Company's share capital
       shall be increased by up to EUR 318,447 through
       the issue of up to 318,447 new bearer no-par
       shares, insofar as Mobilcom AG stock options
       are exercised

12.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary
       Next-ID GmbH, effective retroactively from
       01 JAN 2007 until at least 31 DEC 2011

13.    Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary
       Meome GmbH, effective retroactively from 01
       JAN 2007 until at least 31 DEC 2011

14.    ITEM ON THE AGENDA ON REQUEST OF SHAREHOLDERS:            Shr           Against                        For
       Amendment to the Articles of Association in
       respect of the removal of Members of the Supervisory
       board requiring a simple majority of votes

15.    ITEM ON THE AGENDA ON REQUEST OF SHAREHOLDERS:            Shr           Against                        For
       Resolution on the deletion of Section 17(3)
       of the Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 FRESENIUS SE, BAD HOMBURG                                                                   Agenda Number:  701530544
--------------------------------------------------------------------------------------------------------------------------
    Security:  D27348107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0005785638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 30 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and annual report, and the report
       pursuant to sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Non-Voting
       profit of EUR 103,255,994.28 as follows: payment
       of a dividend of EUR 0.66 per ordinary share
       payment of a dividend of EUR 0.67 per preference
       share EUR 71,422.23 shall be carried forward
       ex-dividend and payable date: 22 MAY 2008

3.     Ratification of the Acts of the Board of Managing         Non-Voting
       Directors of Fresenius Ag and of the Board
       of Managing Directors of fre-senius SE

4.     Ratification of the acts of the Supervisory               Non-Voting
       Board of Fresenius Ag and o f the Board of
       Managing Directors of fresenius SE

5.a 1  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Prof. Dr. H. C. Roland Berger

5.A 2  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Dr. Gerd Krick

5.A 3  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Mr. Klaus-Peter Mueller

5.A 4  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Dr. Gerhard Rupprecht

5.A 5  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Dr. Dieter Schenk

5.A 6  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Dr. Karl Schneider

5.B 1  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Dario Anselmo Ilosi

5.B 2  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Konrad Koelbl

5.B 3  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Wilhelm Sachs

5.B 4  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Stefan Schubert

5.B 5  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Rainer Stein

5.B 6  Election to the Supervisory Board: Employee               Non-Voting
       representatives: Mr. Niko Stumpfoegger

5.B 7  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Barbara Glos

5.B 8  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Christa Hecht

5.B 9  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Heimo Messerschmidt

5.B10  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Loris Reani

5.B11  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Sabine Schaake

5.B12  Election to the Supervisory Board: Shareholder            Non-Voting
       representatives: Employee representatives:
       and as their substitutes: Mr. Birgit Schade

6.     Approval of the remuneration for the first Supervisory    Non-Voting
       Board of fresenius se the Members of the Supervisory
       Board shall be remunerated as specified in
       Section 14 of the Articles of Association

7.     Appointment of Auditors for the 2008 FY: KPMG,            Non-Voting
       Frankfurt

8.     Resolution on the authorization to Grant Stock            Non-Voting
       Options (2008 stock option program), the creation
       of new contingent capital, and the corresp.
       amendments to the Articles of Association the
       company shall be authorized to grant up to
       6,200,000 stock options to executives and Managers
       of the Company and affiliated Companies, on
       or before 20 MAY 2013; the share capital shall
       be increased accordingly by up to EUR 3,100,000
       through the issue of up to 3,100,000 ordinary
       shares, and by up to another EUR 3,100,000
       through the issue of up to 3,100,000 preference
       shares, insofar as stock options are exercised

9.     Resolution on the adjustment of the existing              Non-Voting
       stock option programs the previously issued
       stock options and convertible bonds may be
       exercised at any time out-side the blocking
       periods, insofar as the corresponding conditions
       are fulfilled

10.    Separate resolution of the preference share-holders       Mgmt          For                            For
       on the stock option program and the contingent
       capital as per item 8

11.    Separate resolution of the preference share-holders       Mgmt          For                            For
       on the adjustment of the stock option programs
       as per item 9

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 GOLDCORP INC.                                                                               Agenda Number:  932855096
--------------------------------------------------------------------------------------------------------------------------
    Security:  380956409                                                             Meeting Type:  Annual and Special
      Ticker:  GG                                                                    Meeting Date:  20-May-2008
        ISIN:  CA3809564097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      DIRECTOR
       IAN W. TELFER                                             Mgmt          For                            For
       DOUGLAS M. HOLTBY                                         Mgmt          For                            For
       C. KEVIN MCARTHUR                                         Mgmt          For                            For
       JOHN P. BELL                                              Mgmt          For                            For
       LAWRENCE I. BELL                                          Mgmt          For                            For
       BEVERLEY A. BRISCOE                                       Mgmt          For                            For
       PETER J. DEY                                              Mgmt          For                            For
       P. RANDY REIFEL                                           Mgmt          For                            For
       A. DAN ROVIG                                              Mgmt          For                            For
       KENNETH F. WILLIAMSON                                     Mgmt          For                            For

B      IN RESPECT OF THE APPOINTMENT OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP, CHARTERED ACCOUNTANTS, AS AUDITORS
       AND AUTHORIZING THE DIRECTORS TO FIX THEIR
       REMUNERATION;

C      A RESOLUTION APPROVING AMENDMENTS TO THE COMPANY'S        Mgmt          For                            For
       2005 STOCK OPTION PLAN, AS MORE PARTICULARLY
       DESCRIBED IN THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR;

D      A RESOLUTION APPROVING AMENDMENTS TO THE COMPANY'S        Mgmt          For                            For
       RESTRICTED SHARE PLAN, AS MORE PARTICULARLY
       DESCRIBED IN THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR;

E      A RESOLUTION CONFIRMING A NEW GENERAL BY-LAW              Mgmt          For                            For
       FOR THE COMPANY, AS MORE PARTICULARLY DESCRIBED
       IN THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 GREAT CDN GAMING CORP                                                                       Agenda Number:  701602876
--------------------------------------------------------------------------------------------------------------------------
    Security:  389914102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  CA3899141020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to determine the number of Directors              Mgmt          For                            For
       at 10

2.1    Elect Mr. Ross J. McLeod as a Director                    Mgmt          For                            For

2.2    Elect Mr. Earnest C. Beaudin as a Director                Mgmt          For                            For

2.3    Elect Mr. Richard S. Buski as a Director                  Mgmt          For                            For

2.4    Elect Mr. Larry W. Campbell as a Director                 Mgmt          For                            For

2.5    Elect Mr. Ralph Flett as a Director                       Mgmt          For                            For

2.6    Elect Mr. Thomas W. Gaffney as a Director                 Mgmt          For                            For

2.7    Elect Mr. Peter G. Meredith as a Director                 Mgmt          For                            For

2.8    Elect Mr. David L. Prupas as a Director                   Mgmt          For                            For

2.9    Elect Mr. R. Ronald Sheppard as a Director                Mgmt          For                            For

2.10   Elect Mr. Adrian R. Thomas as a Director                  Mgmt          For                            For

3.     Appoint Deloitte & Touche LLP, Chartered Accountants,     Mgmt          For                            For
       as the Auditors of the Company for the ensuing
       year and authorize the Directors to fix their
       remuneration

4.     Transact such other business                              Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 GREENE KING PLC, BURY ST EDMUNDS SUFFOLK                                                    Agenda Number:  701330994
--------------------------------------------------------------------------------------------------------------------------
    Security:  G40880133                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Sep-2007
        ISIN:  GB00B0HZP136
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual report                       Mgmt          For                            For

2.     Approve the Directors' remuneration report                Mgmt          For                            For

3.     Declare a final dividend of 16.45p per share              Mgmt          For                            For

4.     Elect Mr. Ian Durant as a Director                        Mgmt          For                            For

5.     Elect Mr. Jonathan Lawson as a Director                   Mgmt          For                            For

6.     Re-elect Mr. Rooney Anand as a Director                   Mgmt          For                            For

7.     Re-elect Mr. Norman Murray as a Director                  Mgmt          For                            For

8.     Re-elect Mr. Howard Phillips as a Director                Mgmt          For                            For

9.     Re-appoint Ernst and Young LLP as the Auditors            Mgmt          For                            For

10.    Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

11.    Authorize the Directors to allot shares                   Mgmt          For                            For

S.12   Approve the limited dis-application of pre-emption        Mgmt          For                            For
       rights

S.13   Grant authority to purchase of own shares                 Mgmt          For                            For

S.14   Amend the Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GRUPA LOTOS S.A., GDANSK                                                                    Agenda Number:  701433980
--------------------------------------------------------------------------------------------------------------------------
    Security:  X32440103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  22-Jan-2008
        ISIN:  PLLOTOS00025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the meeting                                    Mgmt          No vote

2.     Elect the Chairman of the meeting                         Mgmt          No vote

3.     Approve to confirm that the EGM has been duly             Mgmt          No vote
       convened and has the capacity to adopt resolutions

4.     Approve the agenda                                        Mgmt          No vote

5.     Approve to create a Special Fund for the financing        Mgmt          No vote
       of the Charitable donations of the Grupa Lotos
       S.A.

6.     Approve to create the security for the financing          Mgmt          No vote
       of the 10+ programme

7.     Approve to implement the incentive scheme in              Mgmt          No vote
       connection with the launch of the Company value
       increase programme

8.     Approve to change the terms and form of remunerating      Mgmt          No vote
       the Management Board members and in the amount
       of monthly remuneration payable to the Management
       Board members

9.     Amend the Company's Articles of Association,              Mgmt          No vote
       as specified

10.    Authorize the Supervisoy Board to prepare the             Mgmt          No vote
       consolidated text of the amended Articles of
       Association

11.    Closing of the meeting                                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 HAMBURGER HAFEN UND LOGISTIK AG, HAMBURG                                                    Agenda Number:  701559861
--------------------------------------------------------------------------------------------------------------------------
    Security:  D3211S103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jun-2008
        ISIN:  DE000A0S8488
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       re-port pursuant to sect ions 289[4] and 315[4]
       of the German Commercial code

2.     Resolution on the appropriation of the distribution;      Mgmt          For                            For
       profit of EUR 84,664,641.64 as follows: payment
       of a dividend; of EUR 0.85 per a share payment
       of a dividend of EUR1 per s share EUR 19,519,460.81
       plus EUR3, 008,255.83 shall be carried forward
       ex-dividend; and payable date: 03 JUN 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Director's

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board's

5.     Appointment of Auditors for the 2008 FY: KPMG,            Mgmt          For                            For
       Hamburg

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG PPTYS LTD                                                                         Agenda Number:  701384377
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y30166105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Nov-2007
        ISIN:  HK0101000591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and reports of the Directors and the Auditors
       for the YE 30 JUN 2007

2.     Declare a final dividend recommended by the               Mgmt          For                            For
       Directors

3.A    Re-elect Mr. Ronnie C. Chan as a Director                 Mgmt          For                            For

3.B    Re-elect Mr. William P.Y. Ko as a Director                Mgmt          For                            For

3.C    Re-elect Mr. Terry S. Ng as a Director                    Mgmt          For                            For

3.D    Authorize the Board of Directors to fix Directors'        Mgmt          For                            For
       fees

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       at a fee to be agreed with the Directors

5.A    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period [as specified] to purchase
       its shares in the capital of the Company on
       The Stock Exchange of Hong Kong Limited [the
       Stock Exchange] or on any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission and the Stock Exchange
       under the Hong Kong Code on Share Repurchases,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

5.B    Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company or options, warrants
       or similar rights to subscribe for any shares
       or such convertible securities and to make
       or grant offers, agreements and options, during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution and if the
       Directors are so authorized by a separate ordinary
       resolution of the shareholders of the Company
       set out as Resolution No. 5.C as specified,
       the nominal amount of the share capital of
       the Company repurchased by the Company subsequent
       to the passing of this Resolution, up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       Resolution, and the said approval shall be
       limited accordingly, otherwise than pursuant
       to i) a Rights Issue [as specified]; ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; iii) any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue of shares
       or rights to acquire shares of the Company,
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company

5.C    Authorize the Directors of the Company to exercise        Mgmt          Against                        Against
       the powers of the Company referred to in Resolution
       5.B, in respect of the share capital of the
       Company referred to in such Resolution

       Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LTD, GRAND CAYMAN                                 Agenda Number:  701600391
--------------------------------------------------------------------------------------------------------------------------
    Security:  G44403106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  KYG444031069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors of the Company
       and the Auditors of the Company for the YE
       31 DEC 2007

2.     Declare the final dividend of RMB 8.4 cents               Mgmt          For                            For
       per share for the YE 31 DEC 2007

3.     Re-elect Mr. Xian Yang as an Executive Director           Mgmt          For                            For

4.     Re-elect Mr. Sun Jiankun as an Executive Director         Mgmt          For                            For

5.     Re-elect Mr. Wang Rong as an Executive Director           Mgmt          For                            For

6.     Re-elect Mr. Chan Chi Hing as an Independent              Mgmt          For                            For
       Non-Executive Director

7.     Re-elect Mr. Wang Zhiguo as an Independent Non-Executive  Mgmt          For                            For
       Director

8.     Re-elect Mr. Huang Rongsheng as an Independent            Mgmt          For                            For
       Non-Executive Director

9.     Authorize the Board of Directors [the 'Board']            Mgmt          For                            For
       to fix the Directors' remuneration

10.    Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company and authorize the Board to fix
       their remuneration

11.    Authorize the Directors, pursuant to the Rules            Mgmt          Against                        Against
       Governing the Listing of Securities on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] to allot, issue and deal with additional
       shares in the capital of the Company and make
       or grant offers, agreements and options during
       and after the relevant period, not exceeding
       the 20% of the aggregate nominal amount of
       the issued share capital of the Company, otherwise
       than pursuant to i) a rights issue; or ii)
       any share option scheme or similar arrangement;
       or iii) any scrip dividend or similar arrangement;
       iv) any issue of shares in the Company upon
       the exercise of rights of subscription or conversion
       under the terms of any existing warrants of
       the Company or any existing securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of association of
       the Company or any applicable law of the Cayman
       Islands to be held]

12.    Authorize the Director to repurchase its shares           Mgmt          For                            For
       on the Stock Exchange or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong ["Securities and Futures
       Commission"] and the Stock Exchange for such
       purpose, and otherwise in accordance with the
       rules and regulations of the Securities and
       Futures Commission, the Stock Exchange or of
       any other stock exchange as amended from time
       to time and all applicable laws in this regard,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of the passing of this resolution
       and the authority pursuant [as specified in
       this resolution] shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of association of
       the Company or any applicable law of the Cayman
       Islands to be held]

13.    Approve conditional upon the passing of Resolutions       Mgmt          Against                        Against
       11 and 12, to extend the general mandate granted
       to the Directors to allot, issue and deal with
       any additional shares and to make or grant
       offers, agreements and options which might
       require the exercise of such powers pursuant
       to Resolution 11, by addition thereto of an
       amount representing the aggregate nominal amount
       of the share capital repurchased by the Company
       pursuant to Resolution 12, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 HOMESERVE PLC                                                                               Agenda Number:  701304177
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8291Z148                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Jul-2007
        ISIN:  GB0034321165
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 31 MAR 2007 and the reports of the Directors
       and the Auditors therein

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       MAR 2007

3.     Declare the final dividend of 17.5p per ordinary          Mgmt          For                            For
       share

4.     Elect Mr. J. Florsheim as a Director [since               Mgmt          For                            For
       the last AGM]

5.     Elect Mr. J. Simpson-Dent as a Director                   Mgmt          For                            For

6.     Elect Mr. I. H. Chippendale as a Director                 Mgmt          For                            For

7.     Re-elect Mr. I. Carlisle as a Director [retiring          Mgmt          For                            For
       by rotation]

8.     Re-elect Mr. J. H. Maxwell as a Director [retiring        Mgmt          For                            For
       by rotation]

9.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

10.    Authorize the Directors, in accordance with               Mgmt          For                            For
       the Article of Association and pursuant to
       Section 80 of the Companies Act 1985, to allot
       relevant securities up to an aggregate nominal
       amount of GBP 2,829,182; [Authority expires
       at the conclusion of the AGM of the Company
       in 2008 or 29 OCT 2008]

S.11   Authorize the Directors, subject to passing               Mgmt          For                            For
       of Resolution 10 and in accordance with the
       Articles of Association, to allot equity securities
       wholly for cash as if the Section 89(1) of
       the Companies Act 1985 did not apply, up to
       an aggregate nominal amount of GBP 406,019;
       [Authority expires earlier at the conclusion
       of the AGM of the Company in 2008 or 29 OCT
       2008]

S.12   Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985],
       to make market purchases of up to 6,496,315
       ordinary shares of 12 1/2p each in the capital
       of the Company, at a minimum price of 12 1/2p
       and not more than 105% above the average middle
       market value for such shares derived from the
       London Stock Exchange Daily Official List,
       for the 5 business days preceding the date
       of purchase; [Authority expires earlier at
       the conclusion of the AGM of the Company in
       2008 or 29 OCT 2008]; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 HONG KONG AIRCRAFT ENGR LTD                                                                 Agenda Number:  701532536
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y29790105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  HK0044000302
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to declare a final dividend                       Mgmt          For                            For

2.A    Re-elect Mr. Robert Ernest Adams as a Director            Mgmt          For                            For

2.B    Re-elect Mr. John Charles Godfrey Bremridge               Mgmt          For                            For
       as a Director

2.C    Re-elect Mr. Mark Hayman as a Director                    Mgmt          Against                        Against

3.     Re-appoint PricewaterCoopers as the Auditors              Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Authorize the Directors of the Company to make            Mgmt          For                            For
       on-market share repurchases [within the meaning
       of the Code on share repurchases]; the aggregate
       nominal amount of the Company's shares which
       may be repurchased pursuant to the approval
       as specified above shall not exceed 10% of
       the aggregate nominal amount of the shares
       in issue at the date of passing this Resolution;
       and for the purpose of this Resolution: Relevant
       Period means the period from the passing of
       this Resolution until the earliest of: [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the period within
       which the next AGM is to be held by law or
       the revocation or variation of the authority
       given under this resolution by the ordinary
       resolution of the shareholders in general meeting]

5.     Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares and to
       make or grant offers, agreements and options
       which will or might require the exercise of
       such powers during or after the end of the
       Relevant Period be approved; the aggregate
       nominal amount of shares of any class allotted
       or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors pursuant to
       the approval as specified above, otherwise
       than pursuant to (i) a Rights Issue or (ii)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares, shall
       not exceed the aggregate of 20% of the aggregate
       nominal amount of the shares of that class
       in issue at the date of passing this Resolution
       provided that the aggregate nominal amount
       of the shares of any class so allotted [or
       so agreed conditionally or unconditionally
       to be allotted] pursuant to this Resolution
       wholly for cash shall not exceed 5% of the
       aggregate nominal amount of the shares of that
       class in issue at the date of passing this
       Resolution; and for the purpose of this Resolution:
       Relevant Period means the period from the passing
       of this Resolution until the earliest of: [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the period within
       which the next AGM is to be held by law or
       the revocation or variation of the authority
       given under this resolution by the ordinary
       resolution of the shareholders in general meeting]




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI DEVELOPMENT CO - ENGINEERING & CONSTRUCTION                                         Agenda Number:  701470332
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y38397108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  KR7012630000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement(s), 31st income           Mgmt          For                            For
       statement, balance sheet, proposed disposition
       of retained earning

2.     Elect the Directors [1 Standing Director, 1               Mgmt          For                            For
       External Director]

3.     Elect the Member for Audit Committee who is               Mgmt          Against                        Against
       External Director

4.     Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IFIL INVESTMENTS SPA, TORINO                                                                Agenda Number:  701537221
--------------------------------------------------------------------------------------------------------------------------
    Security:  T44352291                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  IT0001353173
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       14 MAY 2008 AT 08:30.CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1    Approve the financial statement at 31 DEC 2007            Mgmt          No vote
       and report; any adjournment thereof

O.2    Authorize the buy back                                    Mgmt          No vote

O.3    Appoint Board of Directors                                Mgmt          No vote

O.4    Appoint Board of Auditors                                 Mgmt          No vote

O.5    Approve the Stock Option Plan                             Mgmt          No vote

O.6    Approve the staff variable wages payed through            Mgmt          No vote
       own shares

E.1    Authorize the Board of Directors according to             Mgmt          No vote
       Article 2443 and 2420 Codice Civile

E.2    Amend Article 8, 11 and 21 of Articles of Association     Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 IMPACT S.A., BUCHAREST                                                                      Agenda Number:  701286862
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3559A100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-Jul-2007
        ISIN:  ROIMPCACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS             Non-Voting
       REQUIRED IN THE ROMANIAN MARKET. SOME SUBCUSTODIANS
       REQUIRE THE POA TO BE COMPLETED BY THE BENEFICIAL
       OWNERS IN ORDER TO PROCESS YOUR VOTING INSTRUCTIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO FIND OUT IF A POA IS NEEDED TO EXECUTE YOUR
       VOTING INSTRUCTIONS. IF THE ENGLISH VERSION
       OF THE POA IS SUBMITTED, THE POA MUST BE NOTARIZED,
       APOSTILLIZED AND FURTHER TRANSLATED INTO ROMANIAN.
       IF ROMANIAN VERSION OF THE POA IS SUBMITTED,
       NOTARIZATION IS SUFFICIENT. THE POA MUST BE
       FORWARDED TO THE APPROPRIATE SUBCUSTODIAN FOR
       PROCESSING. ABSENCE OF A POA, MAY CAUSE YOUR
       INSTRUCTIONS TO BE REJECTED. PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR ASSISTANCE
       IN PROCESSING THE REQUIRED DOCUMENTS.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       07 JUL 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve to increase the share capital as follows:         Mgmt          For                            For
       a) from RON 20,000,000 to RON 23,500,000, b)
       the price per new share is between RON 0.85
       and RON 1.3 per share, c) the number of new
       shares issued: between 200,000,000 and 235,000,000
       shares with a nominal value of RON 0.1/share,
       d) the new issued shares will be offered to
       be subscribed to all shareholders registered
       at the registration date, e) the decision regarding
       the trading of the preemptive rights, f) the
       period of exercising of the pre emptive rights
       will last until the expiration of 30 days from
       the publishing of the decision of EGM in the
       official gazette

2.     Authorize the Board of Administration, at the             Mgmt          For                            For
       end of the exercising of the preemptive rights,
       to establish the value of the increase of the
       share capital, according to the subscriptions,
       and to decide also if the unsubscribed shares,
       after the expiration of the exercising period
       of the pre emptive rights are cancelled or
       offered to public subscription, the price and
       the type of public subscription, if the case

3.     Approve the registration date 26 JUL 2007                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IMPACT S.A., BUCHAREST                                                                      Agenda Number:  701380165
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3559A100                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  27-Oct-2007
        ISIN:  ROIMPCACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS             Non-Voting
       REQUIRED IN THE ROMANIAN MARKET. SOME SUBCUSTODIANS
       REQUIRE THE POA TO BE COMPLETED BY THE BENEFICIAL
       OWNERS IN ORDER TO PROCESS YOUR VOTING INSTRUCTIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO FIND OUT IF A POA IS NEEDED TO EXECUTE YOUR
       VOTING INSTRUCTIONS. IF THE ENGLISH VERSION
       OF THE POA IS SUBMITTED, THE POA MUST BE NOTARIZED,
       APOSTILLIZED AND FURTHER TRANSLATED INTO ROMANIAN.
       IF ROMANIAN VERSION OF THE POA IS SUBMITTED,
       NOTARIZATION IS SUFFICIENT. THE POA MUST BE
       FORWARDED TO THE APPROPRIATE SUBCUSTODIAN FOR
       PROCESSING. ABSENCE OF A POA, MAY CAUSE YOUR
       INSTRUCTIONS TO BE REJECTED. PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR ASSISTANCE
       IN PROCESSING THE REQUIRED DOCUMENTS

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 OCT 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Elect the Board of Aministration's Members,               Mgmt          Against                        Against
       the President of the Board, establishing the
       due remuneration and the duration of their
       mandate




--------------------------------------------------------------------------------------------------------------------------
 IMPACT S.A., BUCHAREST                                                                      Agenda Number:  701380177
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3559A100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Oct-2007
        ISIN:  ROIMPCACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS             Non-Voting
       REQUIRED IN THE ROMANIAN MARKET. SOME SUBCUSTODIANS
       REQUIRE THE POA TO BE COMPLETED BY THE BENEFICIAL
       OWNERS IN ORDER TO PROCESS YOUR VOTING INSTRUCTIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO FIND OUT IF A POA IS NEEDED TO EXECUTE YOUR
       VOTING INSTRUCTIONS. IF THE ENGLISH VERSION
       OF THE POA IS SUBMITTED, THE POA MUST BE NOTARIZED,
       APOSTILLIZED AND FURTHER TRANSLATED INTO ROMANIAN.
       IF ROMANIAN VERSION OF THE POA IS SUBMITTED,
       NOTARIZATION IS SUFFICIENT. THE POA MUST BE
       FORWARDED TO THE APPROPRIATE SUBCUSTODIAN FOR
       PROCESSING. ABSENCE OF A POA, MAY CAUSE YOUR
       INSTRUCTIONS TO BE REJECTED. PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR ASSISTANCE
       IN PROCESSING THE REQUIRED DOCUMENTS

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 OCT 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Ratify the credit obtained by the Company from            Mgmt          Against                        Against
       Banca Romaneasca S. A., Member of the National
       Bank of Greece; the maximum value of the credit
       is EUR 26,300,000, and will be used for refinancing
       other credits

2.     Approve the registration date 12 NOV 2007                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IMPALA PLATINUM HLDGS LTD                                                                   Agenda Number:  701380836
--------------------------------------------------------------------------------------------------------------------------
    Security:  S37840113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Oct-2007
        ISIN:  ZAE000083648
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial statements for the YE               Non-Voting
       30 JUN 2007

1.     Re-elect Mr. F. J. P. Roux as a Director                  Mgmt          For                            For

2.     Re-elect Mr. J. M. McMahon as a Director                  Mgmt          For                            For

3.     Appoint Mr. D. Earp as a Director                         Mgmt          For                            For

4.     Appoint Mr. F. Jakoet as a Director                       Mgmt          For                            For

5.     Appoint Mr. D.S. Phiri as a Director                      Mgmt          For                            For

6.     Approve to determine the remuneration of the              Mgmt          For                            For
       Directors

7.S1   Authorize the Director of the Company, in terms           Mgmt          For                            For
       of the Company's Articles of Association, by
       way of a general authority to repurchase issued
       shares in the Company or to permit a subsidiary
       of the Company to purchase shares in the Company,
       as and when deemed appropriate, subject to
       the following initiatives: that any such repurchase
       be effected through the order book operated
       by the JSE Limited [JSE] trading system and
       done without any priority understanding or
       agreement between the Company and the counterparty;
       that a paid announcement giving such details
       as may be required in terms of JSE Listings
       Requirements be published when the Company
       or its subsidiaries have repurchased in aggregate
       3% of the initial number of shares in issue,
       as at the time that the general authority was
       granted and for each 3% in aggregate of the
       initial number of shares which are acquired
       thereafter; that a general repurchase may not
       in the aggregate in any 1 FY exceed 10% of
       the number of shares in the Company issued
       share capital at the time this authority is
       given, provided that a subsidiary of the Company
       may not hold at any one time more than 10%
       of the number of issued shares of the Company;
       no purchase will be effected during a prohibited
       period [as specified by the JSE Listings Requirements];
       at any one point in time, the Company may only
       appoint one agent to effect repurchases on
       the Company's behalf, the Company may only
       undertake a repurchase of securities if, after
       such repurchase, the spread requirements of
       the Company comply with JSE Listings Requirements;
       in determining the price at which shares may
       be repurchased in terms of this authority,
       the maximum premium permitted is 10% above
       the weighted average traded price of the shares
       as determined over the 5 days prior to the
       date of repurchase; and may such repurchase
       shall be subject to the Companies Act and the
       applicable provisions of the JSE Listings Requirements,
       the Board of Directors as at the date of this
       notice, has stated in intention to examine
       methods of returning capital to the shareholders
       in terms of the general authority granted at
       the last AGM; the Board believes it to be in
       the best interest of implants that shareholders
       pass a special resolution granting the Company
       and/or its subsidiaries with the flexibility,
       subject to the requirements of the Companies
       Act and the JSE, to purchase shares should
       it be in the interest of implants and/or subsidiaries
       at any time while the general authority subsists;
       the Directors undertake that they will not
       implement any repurchase during the period
       of this general authority unless: the Company
       and the will be able, in the ordinary course
       of business to pay their debts for a period
       of 12 months after the date of the AGM; the
       assets of the Company and the Group will be
       in excess of the combined liabilities of the
       Company and the Group for a period of 2 months
       after the date of the notice of the AGM, the
       assets and liabilities have been recognized
       and measured for this purpose in accordance
       with the accounting policies used in the latest
       audited annual group financial statements;
       the Company's and the Group's ordinary share
       capital and reserves will, after such payment,
       be sufficient to meet their needs fro a period
       of 12 months following the date of the AGM;
       the Company and the Group will, after such
       payment, have sufficient working capital to
       meet their needs for a period of 12 months
       following the date of the AGM; and the sponsor
       of the Company provides a letter to the JSE
       on the adequacy of the working capital in terms
       of Section 2.12 of the JSE Listings Requirements;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 15 months]

8.S2   Approve and adopt the new Articles of Association         Mgmt          For                            For
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 INTEGRATED DISTRIBUTION SERVICES GROUP LTD                                                  Agenda Number:  701555041
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4841P102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  BMG4841P1023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements and the reports of the Directors
       and the Auditors for the YE 31 DEC 2007

2.     Declare a final dividend of HKD 30 cents per              Mgmt          For                            For
       share in respect of the YE 31 DEC 2007

3.A    Re-elect Mr. Benedict Chang Yew Teck as a Director        Mgmt          For                            For

3.B    Re-elect Mr. Jeremy Paul Egerton Hobbins as               Mgmt          For                            For
       a Director

3.C    Re-elect Mr. Lau Butt Farn as a Director                  Mgmt          For                            For

4.     Appoint Mr. Andrew Tung Lieh Cheung as a Director         Mgmt          For                            For

5.     Approve the remuneration of each of the Directors         Mgmt          For                            For
       [including the Non-executive Directors but
       other than the Chairman of the Board of Directors]
       and the Chairman of the Board of Directors
       shall be fixed at HKD 104,000 and HKD 156,000
       respectively for the YE 31 DEC 2008 and each
       subsequent FY until the Company in general
       meeting otherwise determines; and additional
       remuneration shall be payable to the Non-executive
       Directors who serve on the Board committees
       of the Company and such remuneration be fixed
       at the level as shown in the following table
       for the YE 31 DEC 2008 and each subsequent
       FY until the Company in general meeting otherwise
       determines as specified

6.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

7.     Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options which might
       require the exercise of such powers; during
       the Relevant Period to make or grant offers,
       agreements and options which might require
       the exercise of such powers after the end of
       the Relevant Period; the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       [whether pursuant to an option or otherwise]
       by the Directors of the Company pursuant to
       the approval in paragraph (a), otherwise than
       pursuant to (i) a Rights Issue (as hereinafter
       defined); or the exercise of rights of subscription,
       exchange or conversion under the terms of any
       warrants or convertible securities issued by
       the Company or any securities which are exchangeable
       into Shares; or (iii) the exercise of options
       granted under any share option scheme adopted
       by the Company; or (iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Bye-laws of the Company, shall not
       exceed the aggregate of (aa) 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue on the date of passing this
       Resolution plus by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of share capital of the Company repurchased
       by the Company subsequent to the passing of
       this Resolution [up to a maximum equivalent
       to 10% of the aggregate nominal amount of the
       share capital of the Company in issue on the
       date of passing this Resolution], and the said
       approval shall be limited accordingly; [Authority
       expires the earlier at the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or the Companies Act 1981 of Bermuda
       [as amended] to be held]

8.     Authorize the Directors of the Company during             Mgmt          For                            For
       the Relevant Period [as hereinafter defined]
       of all the powers of the Company to purchase
       shares of the Company; the aggregate nominal
       amount of shares which may be purchased in
       The Stock Exchange of Hong Kong Limited [the
       Stock Exchange] or any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange under the Hong Kong Code on
       Share Repurchases pursuant to the approval
       in above shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue on the date of passing this
       Resolution, and the said approval shall be
       limited accordingly; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       the Companies Act 1981 of Bermuda [as amended]
       to be held]

9.     Authorize the Directors of the Company to exercise        Mgmt          Against                        Against
       the powers of the Company referred to in Resolution
       7 in respect of the share capital of the Company
       referred to in sub- Resolution of such resolution

10.    Approve, subject to and conditional upon the              Mgmt          Against                        Against
       Listing Committee of The Stock Exchange of
       Hong Kong Limited granting approval of the
       listing of, and permission to deal in, any
       ordinary shares of the Company [Shares] to
       be issued pursuant to the exercise of options
       which may be granted under the Refreshed Scheme
       Mandate Limit [as defined below], the existing
       scheme mandate limit on the grant of options
       under the share option scheme adopted by the
       Company on 4 November 2004 [as amended from
       time to time] [the Scheme] refreshed and renewed
       to the extent and provided that the total number
       of Shares to be allotted and issued upon exercise
       of any options to be granted under the Scheme
       and any other share option scheme of the Company
       [excluding options previously granted, outstanding,
       cancelled, lapsed or exercised in accordance
       with the Scheme or such other share option
       schemes of the Company] shall not exceed 10%
       of the total number of Shares in issue as at
       the date of the passing of this resolution
       [the Refreshed Scheme Mandate Limit] and authorized
       the Directors to grant options under the Scheme
       up to the Refreshed Scheme Mandate Limit and
       to exercise all powers of the Company to allot,
       issue and deal with the Shares pursuant to
       the exercise of such options




--------------------------------------------------------------------------------------------------------------------------
 INTEGRATED DISTRIBUTION SERVICES GROUP LTD                                                  Agenda Number:  701561563
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4841P102                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  BMG4841P1023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to enter into of the 2008 Logistics               Mgmt          For                            For
       Agreement [as specified] by the Company, the
       Proposed Continuing Connected Transaction [as
       specified] and the Proposed Caps [as specified]
       for each of the 3 years ending 31 DEC 2010
       as specified




--------------------------------------------------------------------------------------------------------------------------
 INTERTEK GROUP PLC, LONDON                                                                  Agenda Number:  701531279
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4911B108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-May-2008
        ISIN:  GB0031638363
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve the payment of a final dividend of 12.2p          Mgmt          For                            For
       per ordinary share

3.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2007

4.     Elect Mr. Mark Loughead as a Director                     Mgmt          For                            For

5.     Re-elect Mr. Vanni Treves as a Director                   Mgmt          Abstain                        Against

6.     Re-elect Mr. Richard Nelson as a Director                 Mgmt          For                            For

7.     Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          For                            For
       the Company

8.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

9.     Authorize the issue of equity or equity-linked            Mgmt          For                            For
       securities with pre-emptive rights up to an
       aggregate nominal amount of GBP 524,892

10.    Amend the Intertek Deferred Bonus Plan                    Mgmt          For                            For

11.    Authorize the Company to make EU political donations      Mgmt          For                            For
       to political organizations other than political
       parties up to GBP 20,000 and to incur EU political
       expenditure up to GBP 50,000

12.    Authorize the issue of equity or equity-linked            Mgmt          For                            For
       securities without pre-emptive rights up to
       an aggregate nominal amount of GBP 78,733

13.    Authorize 15,746,770 Ordinary Shares for market           Mgmt          For                            For

14.    Adopt new Articles of Association with immediate          Mgmt          For                            For
       effect

15.    Approve, subject to Resolution 14 being passed            Mgmt          For                            For
       and with effect on and from 01 OCT 2008 and
       amend the Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 INTRALOT SA - INTEGRATED IT SYSTEMS AND LOTTERY SERVICES                                    Agenda Number:  701372310
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3968Y103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Oct-2007
        ISIN:  GRS343313003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the share capital increase by capitalization      Mgmt          For                            For
       of reserves including the balance of the previous
       FY carried forward and increase of the par
       value of the Company's shares

2.     Approve the issuance of new bonus shares in               Mgmt          For                            For
       favour of the old shareholders [pro rata],
       following the increase of the total number
       of the Company's shares due to a par value
       decrease

3.     Amend Article 5 of the Company's Articles of              Mgmt          For                            For
       Association regarding the share capital

4.     Authorize the Board of Directors for the settlement       Mgmt          For                            For
       of all the details and technical issues that
       may arise due to the above share capital increase,
       the par value decrease, the issuance of the
       new shares and the settlement of deriving fractions

5.     Approve to determine the total number of shares           Mgmt          Against                        Against
       to be disposed through the Stock Option Plan
       II [as approved by the shareholders' general
       meeting held on 04 MAY 07 and on 22 SEP 07and
       is in force] for the persons mentioned in Article
       13 of Codified Law 2190/1920 as modified and
       being currently valid and authorize the Board
       of Directors for the settlement of all relevant
       details

6.     Approve the acquisition of the Company's own              Mgmt          Abstain                        Against
       shares according to the decision of the O.G.M.
       of the shareholders held on 04 MAY 07

7.     Various issues and announcements                          Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 INTRALOT SA - INTEGRATED IT SYSTEMS AND LOTTERY SERVICES                                    Agenda Number:  701384656
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3968Y103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  24-Oct-2007
        ISIN:  GRS343313003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the share capital increase by capitalization      Mgmt          For                            For
       of reserves including the balance of the previous
       FY carried forward and increase of the par
       value of the Company's shares

2.     Approve the issuance of new bonus shares in               Mgmt          For                            For
       favour of the old shareholders [pro rata],
       following the increase of the total number
       of the Company's shares due to a par value
       decrease

3.     Amend Article 5 of the Company's Articles of              Mgmt          For                            For
       Association regarding the share capital

4.     Authorize the Board of Directors for the settlement       Mgmt          For                            For
       of all the details and technical issues that
       may arise due to the above share capital increase,
       the par value decrease, the issuance of the
       new shares and the settlement of deriving fractions

5.     Approve to determine the total number of shares           Mgmt          Against                        Against
       to be disposed through the Stock Option Plan
       II [as approved by the shareholders' general
       meeting held on 04 MAY 05 and on 22 SEP 06
       and is in force] for the persons mentioned
       in Article 13 of Codified Law 2190/1920 as
       modified and being currently valid and authorize
       the Board of Directors for the settlement of
       all relevant details

6.     Approve the acquisition of the Company's own              Mgmt          Abstain                        Against
       shares according to the decision of the O.G.M.
       of the shareholders held on 04 MAY 2006

7.     Various issues and announcements                          Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 INTRALOT SA - INTEGRATED IT SYSTEMS AND LOTTERY SERVICES                                    Agenda Number:  701538538
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3968Y103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  GRS343313003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the annual and consolidated financial             Mgmt          No vote
       statements for the FY 2007, based on the IFRS,
       after hearing the Board of Director's and he
       Auditor's relevant reports and decision making
       for profit disposal

2.     Grant Discharge to both the Board of Directors            Mgmt          No vote
       Members and the Certified Auditor from any
       liability for indemnity for the management
       of the Company, for the annual financial statements,
       for the FY 2007

3.     Elect the regular and substitute Certified Auditors       Mgmt          No vote
       for the Audit of FY 2008 and determination
       of their salaries

4.     Elect the new Board of Directors and appoint              Mgmt          No vote
       the Independent Members, according to law 3016/2002
       as modified and currently in force

5.     Approve the fees on profits and remuneration              Mgmt          No vote
       of Board of Directors Members for the FY 2007
       and pre-approval of the fees and the remuneration
       of Non-executive Board of Directors Members
       for the FY 2008, pursuant to Articles 24 of
       the codified law 2190/1920 and Article 5 of
       the law 3016/2002

6.     Approve to determine the maximum salary's amount          Mgmt          No vote
       for the Members of the Board of Directors being
       associated with the Company through tied labour
       for the period 01 JUL 2008- 30 JUN 2009, according
       to Articles 23a of the Law 2190/1920

7.     Authorize the Board of Directors Members and              Mgmt          No vote
       to the Company's Managers for their participation
       in other Associated Companies Board of Directors
       or Management according to Article 42 para5
       of the Law 2190/ 1920

8.     Approve the Modification, completion, abolition           Mgmt          No vote
       and permutation of the provisions of the Company's
       Articles of Association for operational reasons
       and in order to be in conformity with the law
       3604/2007

9.     Amend Articles 15 and 20 of the Articles of               Mgmt          No vote
       Association in compliance with Law 3156/2003
       as specified

10.    Amend the Stock Option Plan according to Article          Mgmt          No vote
       13 of Cod Law 2190/1920, as approved by the
       Shareholders' general assemblies on 04 MAY
       2005, 22 SEP 2006 and 24 OCT 2007 and authorize
       the Board of Diretors to settle the even details

11.    Approve the acquisition of own shares by the              Mgmt          No vote
       Company, according to Article 16 of Cod Law
       2190/1920

12.    Announcements                                             Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 INTRALOT SA - INTEGRATED IT SYSTEMS AND LOTTERY SERVICES                                    Agenda Number:  701575904
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3968Y103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  GRS343313003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the modification of the Stock Option              Mgmt          No vote
       Plan according to Article 13 of Cod Law 2190/1920,
       as approved by the Shareholders' general meetings
       on 04 MAY 2005, 22 SEP 2006 and 24 OCT 2007
       and as currently in force [P ROGRAM II]; and
       authorize the Board of Directors for the arrangement
       of the relevant details




--------------------------------------------------------------------------------------------------------------------------
 INTRALOT SA - INTEGRATED IT SYSTEMS AND LOTTERY SERVICES                                    Agenda Number:  701593712
--------------------------------------------------------------------------------------------------------------------------
    Security:  X3968Y103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  03-Jun-2008
        ISIN:  GRS343313003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Approve the modification of the Stock Option              Mgmt          No vote
       Plan according to Article 13 of Cod Law 2190/1920,
       as approved by the Shareholders' general meeting
       on 04 MAY 2005, 22 SEP 2006 and 24 OCT 2007
       and as currently in force [PROGRAM II]; and
       authorize the Board of Directors for the arrangement
       of the relevant details




--------------------------------------------------------------------------------------------------------------------------
 ION BEAM APPLICATIONS SA IBA, LOUVAIN-LA-NEUVE                                              Agenda Number:  701517142
--------------------------------------------------------------------------------------------------------------------------
    Security:  B5317W146                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  BE0003766806
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the special Board report on capital               Non-Voting
       increase authorization

2.     Authorize the Board to increase share capital             Mgmt          No vote
       for an amount of EUR 25,000,000 and to suppress
       earlier to increase share capital

3.     Authorize the Board to issue shares in the event          Mgmt          No vote
       of a public tender offer or share exchange
       offer

4.     Amend the Articles to reflect changes in items            Mgmt          No vote
       2 and 3

5.     Authorize the board to repurchase shares in               Mgmt          No vote
       the event of a public tender offer or share
       exchange offer

6.     Amend the Articles to reflect changes in Item             Mgmt          No vote
       5




--------------------------------------------------------------------------------------------------------------------------
 ION BEAM APPLICATIONS SA IBA, LOUVAIN-LA-NEUVE                                              Agenda Number:  701567250
--------------------------------------------------------------------------------------------------------------------------
    Security:  B5317W146                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  BE0003766806
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 469075 DUE TO RECEIPT OF CORRECT AGENDA
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

E.1    Special report of the Board of Directors                  Non-Voting

E.2    Authorize the Board of Directors to increase              Mgmt          No vote
       the capital

E.3    Authorize the Board of Directors to use this              Mgmt          No vote
       increased capital following the public acquisition
       offer

E.4    Amend the paragraph 5 and authorize the capital           Mgmt          No vote
       of the status in order to take into account
       the above resolutions

E.5    Authorize the Board of Directors in the paragraph         Mgmt          No vote
       1 and 2 of the Article 9 of the status

E.6    Approve to replace the Article 9 of the status            Mgmt          No vote
       to taken in to account the previous resolution

O.7    Management report of the Board of Directors               Non-Voting

O.8    Report of the Auditor                                     Non-Voting

O.9    Approve the annual accounts and the allocation            Mgmt          No vote
       of results

O.10   Grant discharge to the Board of Directors                 Mgmt          No vote

O.11   Grant discharge to the Auditors                           Mgmt          No vote

O.12   Re-appoint Mr. Sainnoste as a Independent Director        Mgmt          No vote
       and Mr. Peter Vermeeren as Independent Director
       and Chairman, and Messrs. M. Pierre Mottet
       and SA Bayrime as a Director and Meric De Lamotte
       as a Director

O.13   Miscellaneous                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 JERONIMO MARTINS SGPS SA, LISBOA                                                            Agenda Number:  701460040
--------------------------------------------------------------------------------------------------------------------------
    Security:  X40338109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  PTJMT0AE0001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the annual report and accounts of the             Mgmt          No vote
       Company for the Year 2007

2.     Approve the proposal for the appropriation of             Mgmt          No vote
       profits

3.     Approve the consolidated annual report and accounts       Mgmt          No vote
       of the Year 2007

4.     Approve the Management Board and Supervisory              Mgmt          No vote
       Board performance

5.     Approve to assess the statement on the remuneration       Mgmt          No vote
       policy of the Management and audit bodies of
       the Company prepared by the remuneration Committee




--------------------------------------------------------------------------------------------------------------------------
 K+S AKTIENGESELLSCHAFT, S AKTIENGESELLSCHAFT                                                Agenda Number:  701525771
--------------------------------------------------------------------------------------------------------------------------
    Security:  D37808108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  DE0007162000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 23 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report and the
       report of the Board of Managing Directors pursuant
       to Sections 289[4] and 315[4] of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 82,500,000 as follows: Payment
       of a dividend of EUR 2 per no-par share ex-dividend
       and payable date: 15 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008 FY: Deloitte+Touche  Mgmt          For                            For
       GmbH, Hanover

6.     Elections to the Supervisory Board Ms. Jella              Mgmt          For                            For
       S. Benner, Mr. Heinacher, Dr. Uwe-Ernst Bufe,
       Mr. Rainer Grohe, Dr. Karl Heidenreich, Dr.
       Bernd Malmstroem, Dr. Rudolf Mueller, Dr. Eckart
       Suenner

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 5% from
       the market price of the shares if they are
       acquired through the stock exchange, nor more
       than 10%, if they are acquired by way of a
       repurchase offer, on or before 31 OCT 2009,
       the Board of Managing Directors shall be authorized
       to sell the shares on the stock exchange or
       by a rights offering, to dispose of the shares
       in a manner other than the stock exchange or
       an offer to all shareholders if the shares
       are sold at a price not materially below their
       market price, to use the shares for acquisition
       purposes, and to retire the shares

8.     Resolution on the revocation of the authorization         Mgmt          For                            For
       of 10 MAY 2006 to issue bonds and the corresponding
       contingent capital, the authorization to issue
       conv. and/or warrant bonds, the creation of
       contingent capital, and the correspond, amendment
       to the Articles of Association, the Board of
       Managing Directors shall be authorized, with
       the consent of the Supervisory Board, to issue
       bearer and/or registered bonds of up to EUR
       5,000,000,000, conferring convey, and/or option
       rights for new shares of the Company, on or
       before 13 MAY 2013, Shareholders shall be granted
       subscription rights except for the issue of
       bonds conferring convey, and/or option rights
       for shares of the Company of up to 10% of its
       share capital if such bonds are issued at a
       price not materially below their theoretical
       market value, for residual amounts, for the
       issue of bonds against payment in kind in connection
       with acquisitions, and for the granting of
       such rights to other bondholders; the Company's
       share capital shall be increased accordingly
       by up to EUR 54,400,000 through the issue of
       up to 20,625,000 new bearer no-par shares,
       insofar as conv. and/or option rights are exercised

9.     Resolution on a capital increase from Company             Mgmt          For                            For
       reserves, a stock split, and the correspond,
       amendment to the Articles of Association, the
       share capital of EUR 108,800,000 shall be increased
       by EUR 56,200,000 to EUR 165,000,000 through
       the conversion of revenue reserves of EUR 56,200,000,
       the Company's share capital of then EUR 165,000,000
       shall be redenominated by way of a 4-for-l
       stock split into 165,000,000 no-par shares
       with a theoretical par value of EUR 1 each

10.    Resolution on amendments to the authorized capital        Mgmt          For                            For
       as per Section 4[4] of the Articles of Association,
       as follows: the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the Company's
       share capital by up to EUR 82,500,000 through
       the issue of up to 82,500,000 new bearer no-par
       shares against payment in cash or kind, on
       or before 09 MAY 2011, Shareholders shall be
       granted subscription rights except for a capital
       increase of up to EUR 41,250,000




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701400169
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52440107                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  23-Nov-2007
        ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.I    Re-elect Mr. Chan Wai Ming, William as a Director         Mgmt          For                            For

1.II   Re-elect Mr. Ku Moon Lun as a Director                    Mgmt          For                            For

1.III  Re-elect Mr. Qian Shaohua as a Director                   Mgmt          For                            For

2.     Approve and ratify the Agreements [as specified]          Mgmt          For                            For
       and the transactions contemplated thereunder;
       and authorize the Board to take all such actions
       as it considers necessary or desirable to implement
       and give effect to the Agreements and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701453398
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52440107                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  21-Feb-2008
        ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Framework Reorganization           Mgmt          For                            For
       Agreement as amended by the Amendment Agreement
       [as specified] and the transaction contemplated
       thereunder; and authorize the Board to take
       all such actions as it considers necessary
       or desirable to implement and give effect to
       the Framework Reorganization Agreement as amended
       by the Amendment Agreement and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701517724
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52440107                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Agreements [as specified]          Mgmt          For                            For
       and the transactions contemplated thereunder;
       and authorize the Board to take all such actions
       as it considers necessary or desirable to implement
       and give effect to the Agreements and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701539035
--------------------------------------------------------------------------------------------------------------------------
    Security:  G52440107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.i    Re-elect Mr. Wong Siu Kong as a Director                  Mgmt          For                            For

3.ii   Re-elect Mr. Ho Shut Kan as a Director                    Mgmt          For                            For

3.iii  Re-elect Mr. So Hing Woh  as a Director                   Mgmt          Against                        Against

4.     Approve to fix the Directors' fees [including             Mgmt          For                            For
       the fees payable to members of the Audit and
       Remuneration Committees ]

5.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Directors of the Company
       to fix its remuneration

6.A    Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       share capital of the Company and make or grant
       offers, agreements, options and other rights,
       or issue warrants and other securities including
       bonds, debentures and notes convertible into
       shares of the Company during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing of this
       resolution and [if the Directors of the Company
       are so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of any share capital repurchased by
       the Company subsequent to the passing of this
       resolution [up to a maximum equivalent to 10%
       of the aggregate nominal amount of the issued
       share capital of the Company], otherwise than
       pursuant to i) a rights issue; or ii) the exercise
       of any option under any share option scheme
       or similar arrangement; or iii) any scrip dividend
       or similar arrangement; or iv) any adjustment,
       after the date of grant or issue of any options,
       rights to subscribe or other securities referred
       to the above, in the price at which shares
       in the Company shall be subscribed, and/or
       in the number of shares in the Company which
       shall be subscribed, on exercise of relevant
       rights under such options, warrants or other
       securities, such adjustment being made in accordance
       with or as contemplated by the terms of such
       options, rights to subscribe or other securities;
       or v) a specified authority granted by the
       shareholders of the Company in general meeting;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiry
       of the period within which the next AGM of
       the Company is required by the Bye-laws of
       the Company or any other applicable laws of
       Bermuda to be held]

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose during the relevant period,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiry
       of the period within which the next AGM of
       the Company is required by the Bye-laws of
       the Company or any other applicable laws of
       Bermuda to be held]

6.C    Approve, conditional upon the passing of Resoltion        Mgmt          Against                        Against
       No. 6B, to extend the general mandate granted
       to the Directors of the Company [pursuant to
       Resolution No. 6A or otherwise], conditional
       upon the passing of Resolution 6.B, to allot
       shares by the addition to the aggregate nominal
       amount of the share capital which may be allotted
       or agreed to be allotted by the Directors of
       the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of the share capital repurchased by
       the Company pursuant to Resolution 6.B




--------------------------------------------------------------------------------------------------------------------------
 KINROSS GOLD CORP                                                                           Agenda Number:  701537865
--------------------------------------------------------------------------------------------------------------------------
    Security:  496902404                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  CA4969024047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. John A. Brough as a Director                    Mgmt          For                            For

1.2    Elect Mr. Tye W. Burt as a Director                       Mgmt          For                            For

1.3    Elect Mr. John K. Carrington as a Director                Mgmt          For                            For

1.4    Elect Mr. Richard S. Hallisey as a Director               Mgmt          For                            For

1.5    Elect Mr. John M. H. Huxley as a Director                 Mgmt          For                            For

1.6    Elect Mr. John A. Keyes as a Director                     Mgmt          For                            For

1.7    Elect Mr. C. Mcleod-Seltzer as a Director                 Mgmt          For                            For

1.8    Elect Mr. George F. Michals as a Director                 Mgmt          For                            For

1.9    Elect Mr. John E. Oliver as a Director                    Mgmt          For                            For

1.10   Elect Mr. Terence C. W. Reid as a Director                Mgmt          For                            For

2.     Appoint KPMG LLP, Chartered Accountants, as               Mgmt          For                            For
       the Auditors of the Company for the ensuring
       year and authorize the Directors to fix their
       remuneration

3.     Amend the Share Incentive Plan of the Company             Mgmt          For                            For
       to increase the number of common shares issuable
       thereunder from 12,833,333 to 22,833,333 and
       amend the amendment provisions of the Plan
       as fully described in the attached management
       information circular

4.     Amend the Restricted Share Incentive Plan of              Mgmt          For                            For
       the Company to increase the number of common
       shares issuable thereunder from 4,000,000 to
       8,000,000, and amend the amendment provisions
       of the Plan as fully described in the accompanying
       management information circular




--------------------------------------------------------------------------------------------------------------------------
 KONINKLIJKE BOSKALIS WESTMINSTER NV                                                         Agenda Number:  701567224
--------------------------------------------------------------------------------------------------------------------------
    Security:  N14952266                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  NL0000852580
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.     The discussion of the annual report of the Board          Non-Voting
       of Management relating to the Company's affairs
       and management activities in the 2007 FY

3.A    Approve the financial statements for the 2007             Mgmt          No vote
       FY

3.B    Discussion of the report of the Supervisory               Non-Voting
       Board

4.A    Appropriation of the profit for 2007                      Non-Voting

4.B    Approve to distribute a cash divided of EUR               Mgmt          No vote
       1.19 per ordinary share [after the deduction
       of divided tax], the ex-dividend dates is 19
       MAY 2008; the divided will be payable as of
       27 MAY 2008

5.     Grant discharge of the Members of the Board               Mgmt          No vote
       of Management in respect of their management
       activates over the past FY

6.     Grant discharge of the Members of the Supervisory         Mgmt          No vote
       Board for their supervision of the management
       activities over the past FY

7.     Grant authority to the Board of Management to             Mgmt          No vote
       acquire shares in the capital of the Company

8.     Any other business                                        Non-Voting

9.     Close                                                     Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 KOWLOON DEVELOPMENT CO LTD, KOWLOON, HONG KONG                                              Agenda Number:  701532118
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y49749107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  HK0034000254
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts and the report               Mgmt          For                            For
       of the Directors and the Independent Auditors'
       report for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.i.a  Re-elect Mr. Lai Ka Fai as a Director                     Mgmt          For                            For

3.i.b  Re-elect Mr. Tam Hee Chung as a Director                  Mgmt          For                            For

3.i.c  Re-elect Mr. Yeung Kwok Kwong as a Director               Mgmt          For                            For

3.i.d  Re-elect Mr. David John Shaw as a Director                Mgmt          For                            For

3.ii   Approve to fix the remuneration of the Directors          Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and any securities
       which carry rights to subscribe for or are
       convertible into shares in the Company] during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this Resolution and the said
       approval shall be limited accordingly, otherwise
       than pursuant to: i) a rights issue [as specified
       in this Resolution]; or ii) the exercise of
       options granted under any share option scheme
       adopted by the Company; or iii) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       or iv) an issue of shares in the Company upon
       the exercise of rights of subscription or conversion
       under the terms of any of the securities which
       are convertible into shares of the Company;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law and/or the Company's
       Articles of Association to be held]

6.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       its own shares, subject to and in accordance
       with all applicable Laws and requirements of
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited;
       the aggregate nominal amount of shares which
       may be repurchased on The Stock Exchange of
       Hong Kong Limited or any other stock exchange
       on which the securities of the Company may
       be listed and which is recognized for this
       purpose by the Securities and Futures Commission
       of Hong Kong and The Stock Exchange of Hong
       Kong Limited under the Hong Kong Code on Share
       repurchases pursuant to the said approval not
       exceeding 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this Resolution and
       the said approval shall be limited accordingly;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law and/or the Company's
       Articles of Association to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5 and 6, to extend the general mandate granted
       to the Directors of the Company pursuant to
       Resolution 5, by the addition thereto of an
       amount representing the aggregate nominal amount
       of share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to Resolution 6 as specified, provided
       that such amount not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing this
       Resolution




--------------------------------------------------------------------------------------------------------------------------
 KUEHNE + NAGEL INTERNATIONAL AG,  NAGEL INTERNATIONAL AG                                    Agenda Number:  701523917
--------------------------------------------------------------------------------------------------------------------------
    Security:  H4673L145                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  CH0025238863
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438549, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the annual accounts            Mgmt          No vote
       and the accounts of the Group 2007

2.     Approve the appropriation of the balance sheet            Mgmt          No vote

3.     Grant discharge to the Board of Directors and             Mgmt          No vote
       the Management

4.A    Approve the by-election of Mr. Juergen Pitschen           Mgmt          No vote
       as a Member of the Board of Directors

4.B    Re-elect Mr. Bernd Vrede as a Member of the               Mgmt          No vote
       Board of Directors

4.C    Re-elect Mr. Hans Lerch as a Member of the Board          Mgmt          No vote
       of Directors

5.     Approve the continuation of the approved capital          Mgmt          No vote
       and amend Article 3 of the Articles of Association

6.     Elect KPMG as the Auditing Agency and the Group           Mgmt          No vote
       Auditor for the fiscal 2008




--------------------------------------------------------------------------------------------------------------------------
 LINDE AG, MUENCHEN                                                                          Agenda Number:  701557982
--------------------------------------------------------------------------------------------------------------------------
    Security:  D50348107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Jun-2008
        ISIN:  DE0006483001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 13 MAY 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 864,510,888.31 as follows: payment
       of a dividend of EUR 1.70 per entitled share
       EUR 581,720,260.71 shall be carried forward
       ex-dividend and payable date: 04 JUN 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008 FY: KPMG,            Mgmt          For                            For
       Berlin

6.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10 % of its share capital, at prices
       not deviating more than 20 % from the market
       price of the shares, on or before 02 DEC 2009;
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or a rights offering
       if the shares a re sold at a price not materially
       below their market price, to use the shares
       for acquisition purposes or for the fulfillment
       of option or con-version rights, and to retire
       the shares

7.     Authorization to issue convertible and/or warrant         Mgmt          For                            For
       bonds, the creation of contingent capital,
       and the corresponding amendments to the Articles
       of Association the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to issue bearer or registered
       bonds of up to EUR 2,500,000,000, conferring
       a conversion or option right for new shares
       of the company , on or before 02 JUN 2013,
       shareholders shall be granted subscription
       rights, insofar as the bond s are issued at
       a price not materially below their theoretical
       market value, for residual amounts, and in
       order to grant subscription rights to holders
       of convertible and option rights; the share
       capital shall be increased accordingly by up
       to EUR 85,000,000 through the issue of up to
       33,203,125 new bearer shares, insofar as convertible
       and/or option rights are exercised [2008 contingent
       capital]

8.1    Elections to the Supervisory Board; Mr. Gerhard           Mgmt          For                            For
       Beiten

8.2    Elections to the Supervisory Board; Mr. Clemens           Mgmt          For                            For
       Boersig

8.3    Elections to the Supervisory Board; Mr. Michael           Mgmt          For                            For
       Diekmann

8.4    Elections to the Supervisory Board; Mr. Matthew           Mgmt          For                            For
       F.C. Miau

8.5    Elections to the Supervisory Board; Mr. Klaus-Peter       Mgmt          For                            For
       Mueller

8.6    Elections to the Supervisory Board; Mr. Manfred           Mgmt          For                            For
       Schneider

8.7    Elections to the Supervisory Board; Mr. Arne              Mgmt          For                            For
       Wittig [Substitute Member]

8.8    Elections to the Supervisory Board; Mr. Guenter           Mgmt          For                            For
       Hugger [Substitute Member]




--------------------------------------------------------------------------------------------------------------------------
 LONMIN PLC, LONDON                                                                          Agenda Number:  701434603
--------------------------------------------------------------------------------------------------------------------------
    Security:  G56350112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jan-2008
        ISIN:  GB0031192486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts and the reports              Mgmt          For                            For
       of the Directors and the Auditors for the YE
       30 SEP 2007

2.     Receive and approve the Directors' remuneration           Mgmt          For                            For
       report for the YE 30 SEP 2007

3.     Declare a final divided of 60 US cents per share          Mgmt          For                            For
       in respect of the YE 30 SEP 2007, payable on
       08 FEB 2008 to shareholders on the register
       at the close of business on 11 JAN 2008

4.     Re-appoint KPMG Audit Plc as the Company's Auditors       Mgmt          For                            For
       and authorize the Directors to agree the Auditors'
       remuneration

5.     Re-elect Mr. Karen de Segundo as a Director               Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Sivi Gounden as a Director of the            Mgmt          For                            For
       Company

7.     Re-elect Mr. Roger Phillimore as a Director               Mgmt          For                            For
       of the Company

8.     Re-elect Mr. Alan Ferguson as a Director of               Mgmt          For                            For
       the Company

9.     Re-elect Mr. David Munro as a Director of the             Mgmt          For                            For
       Company

10.    Re-elect Mr. Jim Sutcliffe as a Director of               Mgmt          For                            For
       the Company

11.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985 [the Act]
       to allot relevant securities [Section 80(2)
       of the Act] up to an aggregate nominal amount
       of USD 52,000,000; [Authority expires on the
       date of the next AGM of the Company]; and the
       Directors may allot relevant securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.12   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985 [the Act], to
       allot equity securities [Section 94 of the
       Act] for cash pursuant to the authority conferred
       by Resolution 11 above or by way of a sale
       of treasury share, disapplying the statutory
       pre-emption rights [Section 89(1) of the Act],
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with a rights issue, open offer or other offers
       in favor of ordinary shareholders; and b) up
       to an aggregate nominal amount of USD 7,800,000;
       [Authority expires on the date of the next
       AGM of the Company]; and the Directors may
       allot equity securities after the expiry of
       this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.13   Authorize the Company, pursuant to Article 49             Mgmt          For                            For
       of the Company's Articles of Association, to
       make market purchases [Section 163(3) of the
       Companies Act 1985] of up to 15,600,000 ordinary
       shares of USD 1 in the capital of the Company
       [Ordinary shares], at a minimum price of USD
       1 and the maximum price that may be paid is
       equal to 105% of the average middle market
       price shown in the quotations for an Ordinary
       shares as derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days on which the Ordinary share is contracted
       to the purchased; [Authority expires at the
       conclusion of the next AGM of the Company];
       and the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.14   Adopt the new Articles of Association in substitution     Mgmt          For                            For
       for and to the exclusion of the existing Articles
       of Association




--------------------------------------------------------------------------------------------------------------------------
 LONZA GROUP AG, BASEL                                                                       Agenda Number:  701478972
--------------------------------------------------------------------------------------------------------------------------
    Security:  H50524133                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  CH0013841017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 436664, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Receive the consolidated financial statements             Mgmt          No vote
       of Lonza Group Ltd for 2007, and the report
       of the Group Auditors

2.     Receive the annual activity report and financial          Mgmt          No vote
       statements of Lonza Group Ltd for 2007, and
       the report of the Statutory Auditors

3.     Approve the allocation of income and dividends            Mgmt          No vote
       of CHF 1.75 per share

4.     Grant discharge to the Board and the Senior               Mgmt          No vote
       Management

5.1    Re-elect Ms. Julia Higgins to the Board of Directors      Mgmt          No vote

5.2    Re-elect Mr. Peter Kalantzis to the Board of              Mgmt          No vote
       Directors

5.3    Re-elect Mr. Gerhard Mayr to the Board of Directors       Mgmt          No vote

5.4    Re-elect Mr. Rolf Soiron to the Board of Directors        Mgmt          No vote

5.5    Re-elect Sir Richard Sykes to the Board of Directors      Mgmt          No vote

5.6    Re-elect Mr. Peter Wilden to the Board of Directors       Mgmt          No vote

5.7    Elect Mr. Patrick Aebischer to the Board of               Mgmt          No vote
       Directors

6.     Elect KPMG as the Statutory Auditors [also to             Mgmt          No vote
       act as the Group Auditors]




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE INFRASTRUCTURE GROUP                                                              Agenda Number:  701367573
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q5701N102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Oct-2007
        ISIN:  AU000000MIG8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and reports of the Directors         Mgmt          For                            For
       and the Auditors of the Company for the YE
       30 JUN 2007

2.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       of the Company and authorize the Directors
       to determine their remuneration

3.     Re-elect Mr. Jeffrey Conyers as a Director of             Mgmt          For                            For
       the Company

S.4    Adopt a new set of bye-laws of the Company in             Mgmt          For                            For
       substitution for the existing Bye-Laws




--------------------------------------------------------------------------------------------------------------------------
 MARFIN POPULAR BANK PUBLIC CO LTD                                                           Agenda Number:  701416693
--------------------------------------------------------------------------------------------------------------------------
    Security:  M26874103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Dec-2007
        ISIN:  CY0000200119
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to delete the Regulations 60 and 104              Mgmt          For                            For
       of the Company's Statute and replace with the
       Regulations, as specified

2.     Approve the sale to Dubai Financial Group LLC             Mgmt          Against                        Against
       of 53,532,184 shares, namely 6.45% of the share
       capital of the Company holds at Marfin Investment
       Group S.A. holdings, at the price of EUR 7.00
       per share; and authorize the Board of Directors
       of the Company to proceed with every necessary
       action for the materialization of the present
       decision

3.     Approve that, in accordance with Law regarding            Mgmt          For                            For
       adoption of the Euro of 2007, from 01 JAN 2008:
       a] the Company's share capital will be converted
       from CYP to EUR; b] the shares par value of
       the Company will be converted and increased,
       following its rounding up from CYP 0.50 to
       EUR 0.86; c] the Company's nominal share capital
       will be converted and increased from CYP 475,000,000
       [EUR 811,585,684.65], divided into 950,000,000
       shares of par value CYP 0.50 each, to EUR 817,000,000
       divided into 950,000,000 shares, of par value
       EUR 0.86 each; d] the Company's issued share
       capital will be converted and increased, after
       the rounding up from CYP 398,341,382 [EUR 680,606,659.44]
       into EUR 685,147,177.04 divided into 796,682,764
       shares of par value EUR 0.86 each and this
       increase will be carried out through capitalization
       of part of the reserve deriving from the issuance
       of above par shares




--------------------------------------------------------------------------------------------------------------------------
 MARFIN POPULAR BANK PUBLIC CO LTD                                                           Agenda Number:  701553857
--------------------------------------------------------------------------------------------------------------------------
    Security:  M26874103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  CY0000200119
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors and the Auditors reports            Mgmt          For                            For
       and approve the financial statements of the
       Bank for the YE 31 DEC 2007

2.     Approve the dividend for the year 2007                    Mgmt          For                            For

3.     Elect the Members of the Board of Directors               Mgmt          For                            For

4.     Approve to fix the remuneration of the Members            Mgmt          For                            For
       of the Board of Directors

5.     Re-appoint the Auditors and approve to fix their          Mgmt          For                            For
       remuneration

6.     Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 MARFIN POPULAR BANK PUBLIC CO LTD                                                           Agenda Number:  701555318
--------------------------------------------------------------------------------------------------------------------------
    Security:  M26874103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  CY0000200119
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, in conformity with the provisions of             Mgmt          For                            For
       law of 2007 on adoption of the Euro regarding
       the conversion of the share capital, from 01
       JAN 2008: a) the share capital of the bank
       is converted from Cyprus pounds to Euro; b)
       the nominal value of a bank share is converted
       and decreased, after rounding down, from CYP
       0.50 to EUR 0.85; c) the nominal share capital
       of the bank is converted and decreased from
       CYP 475,000,000 [EUR 811,585,684,65], divided
       into 950,000,000 shares, each with a nominal
       value of CYP 0.50, to EUR 807,500,000, divided
       into 950,000,000 shares, each with a nominal
       value of EUR 0.85; d) the issued share capital
       of the Company is converted and decreased,
       after rounding, from CYP 398,345,574,50 [EUR
       680,613,822,76] to EUR 677,187,476,65, divided
       into 796,691,149 shares, each with a nominal
       value of EUR 0.85; e) the reduction in the
       issued share capital of the bank resulting
       from the above conversion of the share capital
       from Cyprus Pounds to Euro totaling Euro 3,426,346,11,
       is entered in a special reserve account which
       will be called difference from the conversion
       of the share capital to Euro, for future capitalization
       or other lawful use

S.2    Approve to cancel, the ordinary resolution which          Mgmt          For                            For
       was voted and approved at the EGM of the bank
       which was held on 17 DEC 2007 in relation to
       the conversion of the share capital of the
       bank from Cyprus Pounds to Euro




--------------------------------------------------------------------------------------------------------------------------
 MARSTON'S PLC, WOLVERHAMPTON                                                                Agenda Number:  701435326
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5852L104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jan-2008
        ISIN:  GB00B1JQDM80
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company's accounts and              Mgmt          For                            For
       the reports of the Directors and the Independent
       Auditors for the 52 weeks ended 29 SEP 2007

2.     Declare and confirm the dividends                         Mgmt          For                            For

3.     Re-elect Mr. Miles Emley                                  Mgmt          For                            For

4.     Re-elect Mr. Stephen Oliver                               Mgmt          For                            For

5.     Re-elect Mr. Paul Inglett                                 Mgmt          For                            For

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Independent Auditors of the Company and authorize
       the Directors to fix their remuneration

7.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 29 SEP 2007, as specified

8.     Authorize the Board, pursuant to Section 80               Mgmt          For                            For
       of the Companies Act 1985, to allot relevant
       securities [Section 80 of the Companies Act
       1985] up to an aggregate nominal amount of
       GBP 6,886,573; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 25 APR 2009]; and the Board may allot relevant
       securities in pursuance of such an offer or
       agreement as if the authority conferred hereby
       had not expired

S.9    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the previous Resolution and pursuant to
       Section 95 of the Companies Act 1985, to allot
       equity securities [Section 94(2) and Section
       94(3A) of the said Act] for cash pursuant to
       the authority conferred by the previous Resolution,
       disapplying the statutory pre-emption rights
       [Section 89(1)], provided that this power is
       limited to the allotment of equity securities:
       a) in connection with an issue in favor of
       ordinary shareholders; and b) up to an aggregate
       nominal amount of GBP 1,032,986; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 25 APR 2009]; and
       the Board may allot equity securities in pursuance
       of such an offer or agreement as if the power
       conferred hereby had not expired

S.10   Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163(3) of the Companies Act] of up
       to 41,991,752 ordinary shares of 7.375p each
       at a minimum price which may  be paid for such
       shares is 7.375p per share; the maximum price
       which may be paid for a share is higher of:
       up to 105% of the average of the middle market
       quotations of the ordinary shares of the Company
       in the Daily Official List of the London Stock
       Exchange, over the previous 5 business days
       and an amount equal to the higher of the price
       of the last independent trade of an ordinary
       share as derived from the London Stock Exchange
       Trading System; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or on 25 APR 2009 [except in relation to the
       purchase of shares the contract for which was
       made before the expiry of such authority and
       which might be concluded wholly or partly after
       such expiry]]

S.11   Amend the Articles of Association of the Company          Mgmt          For                            For
       as specified

S.12   Amend the Articles of Association of the Company          Mgmt          For                            For
       with effect from the date on which Section
       175 of the Companies Act 2006 is brought into
       force by making the alterations marked on the
       print of the Articles of Association produced
       to the meeting marked 'B' and initialled by
       the Chairman for the purposes of identification




--------------------------------------------------------------------------------------------------------------------------
 MITCHELLS & BUTLERS PLC, BIRMINGHAM                                                         Agenda Number:  701435376
--------------------------------------------------------------------------------------------------------------------------
    Security:  G61614122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  31-Jan-2008
        ISIN:  GB00B1FP6H53
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial statements for            Mgmt          For                            For
       the YE 29 SEP 2007, together with the reports
       of the Directors and the Auditors

2.     Approve the remuneration report for the YE 29             Mgmt          For                            For
       SEP 2007

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For

4.A    Re-appoint Mr. Mike Bramley as a Director of              Mgmt          For                            For
       the Company

4.B    Re-appoint Mr. Roger Carr as a Director of the            Mgmt          For                            For
       Company

4.C    Re-appoint Mr. Drummond Hall as a Director of             Mgmt          For                            For
       the Company

4.D    Re-appoint Mr. Adam Fowle as a Director of the            Mgmt          For                            For
       Company

5.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company, until the next general meeting
       at which the accounts are to be laid

6.     Authorize the Audit Committee of the Board to             Mgmt          For                            For
       agree the Auditor's remuneration

7.     Authorize the Directors, pursuant to and in               Mgmt          For                            For
       accordance with Section 80 of the Companies
       Act, 1985 and within the terms of Article 12
       of the Articles of Association of the Company,
       to allot relevant securities up to an aggregate
       nominal amount of GBP 11,476,100; and [Authority
       expires the earlier of the AGM in 2009 or 31
       MAY 2009]

S.8    Authorize the Directors, in substitution for              Mgmt          For                            For
       all previous disapplications of Section 89
       of the Act, to allot equity securities wholly
       for cash pursuant to any authority under Section
       80 of the Companies Act 1985 and within the
       terms of Article 12 of the Articles of Association
       of the Company and [Section 94(3A) of the Companies
       Act 1985], disapplying the statutory pre-emption
       rights [Section 89(1) of the Companies Act
       1985] this power is limited to the allotment
       of equity securities: i) in connection with
       a rights issue [Article 12.5.1]; and b) up
       to an aggregate nominal amount of GBP 1,721,400;
       and; and [Authority expires the earlier of
       the AGM in 2009 or 31 MAR 2009]

S.9    Authorize the Company, subject to and in accordance       Mgmt          For                            For
       with Article 9 of the Company's Articles of
       Association, to make market purchases [Section
       163(3) of the Companies Act 1985] of up to
       40,306,400 ordinary shares of 8 13/24 pence
       each in the capital of the Company [ordinary
       shares], at a minimum price of 8 13/24 pence
       per share and up to 105% of the average middle
       market quotations for an ordinary share derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; and
       that stipulated by Article 5(1) of the Buy-Back
       and Stabilization Regulation 2003; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 31 MAR 2009]; and
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

10.    Authorize the Company and all Companies that              Mgmt          For                            For
       are subsidiaries of the Company, in accordance
       with Section 366 of the Companies Act 2006
       to : make political donations to Political
       parties or independent election candidates
       not exceeding GBP 50,000 in total; make political
       donations to political organizations other
       than political parties not exceeding GBP 50,000
       in total; and incur Political Expenditure up
       to an amount of GBP 50,000; provided that the
       aggregate amount of any such donations and
       expenditure shall not exceed GBP 50,000; and
       [Authority expires at the AGM to be held in
       2009]

S.11   Amend, with effect from the conclusion of the             Mgmt          For                            For
       AGM, Article 150 of the Company's Articles
       of Association, as specified

S.12   Amend, subject to the passing of Resolutions              Mgmt          For                            For
       1S.1, S.13, S.14 and S.15 and with effect on
       and from 01 OCT 2008, the Articles 89 and 90
       of the Company's Articles of Association as
       specified

S.13   Amend Article 66 as specified                             Mgmt          For                            For

S.14   Amend Article 100 of the Company's Articles               Mgmt          For                            For
       of Association as specified

S.15   Amend the various minor and technical amendments          Mgmt          For                            For
       to the Articles of Association as specified




--------------------------------------------------------------------------------------------------------------------------
 MODEC,INC.                                                                                  Agenda Number:  701488074
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4636K109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3888250002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Final Payment Associated with Abolition           Mgmt          For                            For
       of Retirement Benefit System for Directors
       and Auditors

5      Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MORI SEIKI CO.,LTD.                                                                         Agenda Number:  701620090
--------------------------------------------------------------------------------------------------------------------------
    Security:  J46496121                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  JP3924800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

4      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 MOSHI MOSHI HOTLINE,INC.                                                                    Agenda Number:  701616320
--------------------------------------------------------------------------------------------------------------------------
    Security:  J46733101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3922200005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 MRV ENGENHARIA PARTICIPACOES SA                                                             Agenda Number:  701513093
--------------------------------------------------------------------------------------------------------------------------
    Security:  P6986W107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Apr-2008
        ISIN:  BRMRVEACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve to examine, discuss and vote upon the             Mgmt          For                            For
       Board of Directors' annual report and the financial
       statements to FYE 31 DEC 2007

2.     Approve the destination of the year end results           Mgmt          For                            For
       of 2007, and the distribution of dividends

3.     Approve to decide on the newspapers in which              Mgmt          For                            For
       Company notices will be published




--------------------------------------------------------------------------------------------------------------------------
 MULTIPLAN EMPREENDIMENTOS IMOBILIARIOS SA                                                   Agenda Number:  701542347
--------------------------------------------------------------------------------------------------------------------------
    Security:  P69913104                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  BRMULTACNOR5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.A    Approve the financial statements relating to              Mgmt          For                            For
       the FYE on 31 DEC 2007

A.B    Approve the destination of the YE results of              Mgmt          Against                        Against
       2007

A.C    Elect the Members of the Board of Directors               Mgmt          For                            For
       and their remuneration

E.A    Authorize the Board of Directors for the creation         Mgmt          Against                        Against
       of a new Stock Option Plan of the Company which
       will have its object of granting the options
       to the employees of the Company to acquire
       free of charge ,16,300 shares issued by the
       Company

E.B    Amend the Corporate Bylaws of the Company and             Mgmt          Against                        Against
       authorize the Board of Directors and approve
       the acquisition by the Company of its own shares
       to be held in treasury or later cancelled or
       alternated observing the legal limits




--------------------------------------------------------------------------------------------------------------------------
 NAKANISHI INC.                                                                              Agenda Number:  701486311
--------------------------------------------------------------------------------------------------------------------------
    Security:  J4800J102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  JP3642500007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          Against                        Against

2      Amend Articles to: Approve Minor Revisions                Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

4      Appoint a Supplementary Auditor                           Mgmt          For                            For

5      Approve Payment of Bonuses to Corporate Officers          Mgmt          Against                        Against

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 NDS GROUP PLC                                                                               Agenda Number:  932773270
--------------------------------------------------------------------------------------------------------------------------
    Security:  628891103                                                             Meeting Type:  Annual
      Ticker:  NNDS                                                                  Meeting Date:  26-Oct-2007
        ISIN:  US6288911034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE APPROVAL OF THE COMPANY'S U.K. ANNUAL REPORT          Mgmt          Against                        Against
       AND FINANCIAL STATEMENTS FOR THE YEAR ENDED
       JUNE 30, 2007, TOGETHER WITH THE CORRESPONDING
       INDEPENDENT AUDITORS' REPORT AND DIRECTORS'
       REPORT.

02     THE APPROVAL OF THE DIRECTORS' REMUNERATION               Mgmt          Against                        Against
       REPORT FOR THE YEAR ENDED JUNE 30, 2007.

03     RATIFICATION OF THE SELECTION OF ERNST & YOUNG            Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING JUNE 30, 2008, AND THE AUTHORIZATION
       OF THE AUDIT COMMITTEE TO DETERMINE ERNST &
       YOUNG LLP'S REMUNERATION IN RESPECT OF SUCH
       PERIOD.

04     DIRECTOR
       PETER J. POWERS                                           Mgmt          Withheld                       Against




--------------------------------------------------------------------------------------------------------------------------
 NEOPOST SA, BAGNEUX                                                                         Agenda Number:  701303492
--------------------------------------------------------------------------------------------------------------------------
    Security:  F65196119                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Jul-2007
        ISIN:  FR0000120560
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the year ending in 2006, as
       presented

O.2    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and to resolve that the income for
       the FY be appropriated as follows: prior retained
       earnings: EUR 1,488,201.00 income for the FY:
       EUR: 157,504,712.51 global amount of EUR 158,992,913.51
       and to resolve that the income for the FY be
       appropriated as follows: dividends: EUR 103,627,590.00
       retained earnings: EUR 55,365,323.51; receive
       a net dividend of EUR 3.30 per share, and will
       entitle to the 40% deduction provided by the
       French Tax Code; this dividend will be paid
       on the 13 JUL 2007

O.3    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-38 of
       the French Commercial Code, approve the agreements
       entered into or which remained in force during
       the FY

O.5    Approve to award total annual fees of EUR 290,000.00      Mgmt          For                            For
       to the Board of Directors

O.6    Appoint Mr. Denis Thiery as an Executive Director,        Mgmt          For                            For
       for a 3-year period

O.7    Appoint Mr. Agnes Touraine as an Executive Director,      Mgmt          For                            For
       for a 3-year period

O.8    Approve to renew the appointment of Mr. Michel            Mgmt          For                            For
       Guillet as an Executive Director for a 3-year
       period

O.9    Approve to renew the appointment of Mr. Jacques           Mgmt          For                            For
       Clay as an Executive Director for a 3-year
       period

O.10   Approve to renew the appointment of Mr. Jean              Mgmt          For                            For
       Paul Villot as an Executive Director for a
       3-year period

O.11   Approve to renew the appointment of Cabinet               Mgmt          For                            For
       Ernst Young Et Autres as the Auditors for a
       6-year period

O.12   Approve to renew the appointment of Christian             Mgmt          For                            For
       Chochon as the Substitute Auditors for a 6-year
       period

O.13   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 30 more of the share value
       on close of business day, the day before this
       meeting, minimum sale price: EUR 30 less of
       the share value on close of business day, the
       day before this meeting, maximum number of
       shares to be acquired: 10% of the share capital;
       [Authority expires at the end of 18 month period];
       and to take all necessary measures and accomplish
       all necessary formalities; this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholder's meeting of the
       10 JUL 2007 in its Resolution 23

E.14   Amend the Article 18-2 of the By-laws                     Mgmt          For                            For

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by a maximum nominal amount of EUR
       5,000,000.00, by issuance, with preferred subscription
       rights maintained, of shares and or debt securities;
       [Authority expires at the end of 26 month period];
       the maximal nominal amount of capital increases
       to be carried out under this delegation of
       authority shall not exceed EUR 250,000,000.00,
       which is common for the Resolutions 16, 18,
       19; this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholder's meeting of the 10 JUL 2007 in
       its Resolution 12

E.16   Approve to increase the number of securities              Mgmt          For                            For
       to be issued in the event of a capital increase
       with preferential subscription right of shareholders,
       at the same price as the initial issue, within
       30 days of the closing of the subscription
       period and up to a maximum of 15% of the initial
       issue; [Authority expires at the end of 26
       month period]; this delegation of powers supersedes
       any and all earlier delegations to the same
       effect

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, in 1 or more occasions and
       at its sole discretion, by a maximum nominal
       amount of EUR 30,000,000.00, by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       by law and under the By-laws, by issuing bonus
       shares or raising the par value of existing
       shares, or by a combination of these methods;
       [Authority expires at the end of 26 month period];
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholder's meeting of the 10 JUL 2007 in
       its Resolution 14

E.18   Authorize the Board of Directors in order to              Mgmt          For                            For
       carry out the issuance of ordinary shares and
       of investment securities entitling to the capital
       of the Company, within the limit of 10% of
       the capital, in order to remunerate contributions
       in kind granted to the Company and made of
       capital securities or investment securities
       entitling to the capital, cancellation of the
       shareholders preferential subscription right,
       grant all powers to the Board of Directors

E.19   Authorize the Board of Directors in order to              Mgmt          For                            For
       carry out the issuance of ordinary shares or
       investment securities entitling to existing
       or to be issued shares of the Company, as remuneration
       of securities brought to an exchange public
       offer launched by the Company on securities
       of another Company, and decision to cancel
       the shareholders preferential subscription
       right, grant all powers to the Board of Directors

E.20   Authorize the Board of Directors in order to              Mgmt          For                            For
       increase the capital, in 1 or several times,
       by issuance of ordinary reserved for employees
       and former employees of the Company, Members
       of a Corporate Savings Plan, or of a voluntary
       Save As You Earn Partner Scheme or of a Group
       Savings Plan, or of an investment Company or
       of Open-Ended Investment Trusts, cancellation
       of the shareholders preferential subscription
       right, grant all powers to the Board of Directors

E.21   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, in 1 or several times, by issuance
       or new shares and financial institutions or
       all Companies formed specifically and exclusively
       to implement a Save As You Earn Scheme aiming
       at giving to employees and former employees
       of some Foreign subsidiaries or branches the
       same advantages as employees concerned by the
       Resolution 20

E.22   Amend the authorization granted by the general            Mgmt          For                            For
       meeting dated 05 JUL 2006 to the Board of Directors
       and authorize the Board of Directors to carry
       out, in 1 or several times, free of charge
       allotment of existing or to be issued shares
       of the Company, grant all powers to the Board
       of Directors

E.23   Authorize the Board of Directors, in accordance           Mgmt          For                            For
       with the Article L.225-209 of the Commercial
       Law to cancel, in 1 or several times, all or
       part of the Company's shares bought or to be
       bought according to repurchases, within the
       limit of 10% of the capital, and to reduce
       the capital in proportion

E.24   Grant authority in order to decide the issuance,          Mgmt          For                            For
       in 1 or several times, of bonds with bonds
       subscription warrants and more generally investment
       securities entitling to the allotment of debt
       securities, setting the maximum nominal amount
       of the investment securities to be issued,
       grant all  powers to the Board of Directors

E.25   Grant powers for formalities                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEWCOURT GROUP PLC, DUBLIN                                                                  Agenda Number:  701316514
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6482P101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  19-Jul-2007
        ISIN:  IE00B0LNHG27
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from EUR 36,500,000 divided
       into 140,000,000 Ordinary Shares of EUR 0.25
       each and 1,500,000 Non Transferable Convertible
       Preference Shares of EUR 1.00 each to EUR 51,500,000
       divided into 200,000,000 ordinary shares of
       EUR 0.25 each and 1,500,000 Non Transferable
       Convertible Preference Shares of EUR 1.00 each
       by the creation of 60,000,000 ordinary shares
       of EUR 0.25 each with the rights and restrictions
       as specified in the Articles of Association
       of the Company as amended pursuant to Resolution
       2

S.2    Amend Article 2(a) of the Articles of Association         Mgmt          For                            For
       of the Company, as specified

S.3    Amend Clause 4 of the Memorandum of Association           Mgmt          For                            For
       of the Company, as specified

4.     Authorize the Directors, to allot and issue               Mgmt          Against                        Against
       all relevant securities [Section 20 of the
       Companies [Amendment] Act 1983] up to an aggregate
       nominal amount equal to the authorized but
       unissued share capital of the Company; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2008 and 23.59 Hrs on
       18 SEP 2008]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry; any power conferred
       on the Directors to allot relevant securities
       which is in force immediately before this resolution
       is passed shall be resolved upon the coming
       into effect of this resolution

S.5    Authorize the Directors, pursuant to Section              Mgmt          Against                        Against
       23 and Section 24(1) of the Companies [Amendment]
       Act 1983 [without prejudice to any authorizations
       or powers previously conferred on the Directors
       under Section 24 of the Companies [Amendment]
       Act, 1983] to grant options over, and to allot
       equity securities [Section 20 of the Companies
       [Amendment] Act, 1983 and including treasury
       shares which constitute equity securities]
       for cash pursuant to the authority conferred
       by Resolution 4, disapplying the statutory
       pre-emption rights [Section 23(1) of the Companies
       [Amendment] Act, 1983], provided that this
       power is limited to the allotment of equity
       securities: 1) in connection with an offer
       of securities, open for acceptance for a period
       fixed by the Directors, by way of rights issue
       in favor of ordinary shareholders; 2) up to
       an aggregate nominal amount of EUR 7,849,646;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company in 2008 and 23.59
       Hrs on 18 SEP 2008]; and the Directors may
       allot equity securities after the expiry of
       this authority in pursuance of such an offer
       or agreement made prior to such expiry




--------------------------------------------------------------------------------------------------------------------------
 NORDISKE KABEL- OG TRAADFABRIKKER HOLDING A/S NKT                                           Agenda Number:  701520086
--------------------------------------------------------------------------------------------------------------------------
    Security:  K70975147                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  DK0010287663
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the report by the Board of Directors              Mgmt          Abstain                        Against
       on the Company's activities in 2007

2.     Receive the annual report                                 Mgmt          Abstain                        Against

3.     Adopt the annual report                                   Mgmt          For                            For

4.     Approve to pay a dividend of DKK 11 per share             Mgmt          For                            For
       of DKK 20 nominal value, equal to a total dividend
       of DKK 260,206,694, based on the registered
       share capital of the Company, to the shareholders
       for the FY 2007

5.     Grant discharge to the Management and the Board           Mgmt          For                            For
       of Directors from their liabilities

6.     Approve the Board of Directors' remuneration              Mgmt          For                            For
       for 2008 is DKK 600,000 to the Chairman, DKK
       450,000 to the Deputy Chairman, and DKK 300,000
       to each of the Other Members

7.     Re-elect Messrs. Christian Kjaer, Jan Trojborg,           Mgmt          For                            For
       Krister Ahlstrom, Jens Maaloe and Jens Due
       Olsen as the Board Members; Mr. Jan Wraae Folting
       resigns from the Board of Directors; elect
       Mr. Lone Fonss Schroder as a new Member of
       the Board of Directors

8.     Re-elect KPMG Statsautoriseret Revisionspartnerselskab    Mgmt          For                            For
       [CVR nr. 30 70 020 28] as a sole Auditor of
       the Company

9.1    Approve to replace the existing authorization             Mgmt          For                            For
       in Article 3(4) of the Articles of Association
       as specified

9.2    Authorize the Board of Directors to issue warrants        Mgmt          Against                        Against
       to the employees and the Management in the
       Company and the companies consolidated with
       the Company with up to a nominal amount of
       DKK 10,000,000 [500,000 shares] of DKK 20 each;
       furthermore to effect the necessary capital
       increase connected to the exercise of the warrants;
       and approve to insert the authorization to
       the Board of Directors in the Article of Association
       as a new Article 3.B(5), as specified

9.3    Amend the Article 6(9) of the Article of Association,     Mgmt          Against                        Against
       as specified, according to which the Company
       in the future only distributes the annual report
       in an electronic version

9.4    Adopt the guidelines, regarding incentive pay             Mgmt          Against                        Against
       for the Board of Directors and Management in
       NKT holding A/S, in accordance with the Danish
       Public Companies Act, Article 69 b; if, adopted
       it will be inserted as Article 11 in the Articles
       of Association, as specified

9.5    Amend the Article 2, 3 (3), 3A(2), 3B(1), 3B(4),          Mgmt          For                            For
       3C, 3D, 3E, 3F, 3G, 3H, 3I, 3K, 4(1), 4(2),
       6(4)(6), 7, 8(2), 8(3), 8(4), 10(1), 13(2)(3),
       17 of the Article Association, as specified

9.6    Authorize the Board of Directors, to arrange              Mgmt          For                            For
       for an acquisition by the Company, of own shares
       representing a nominal value up to 10% of the
       share capital, the purchase price for such
       shares shall not deviate more than 10% from
       the price quoted on the OMX the Nordic Exchange
       at the time of acquisition; the price quoted
       at the time of the acquisition means closing
       price of OMX the Nordic Exchange; [Authority
       expires at the next AGM]

9.7    Authorize the Chairman of the meeting to register         Mgmt          For                            For
       and to make such changes and amendments to
       the decisions made at the general meeting as
       may be required by the Danish Commerce and
       Companies Agency in registration of the decisions
       made

10.    Any other proposals                                       Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 NORTHUMBRIAN WATER GROUP PLC, DURHAM                                                        Agenda Number:  701319483
--------------------------------------------------------------------------------------------------------------------------
    Security:  G6661T130                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Aug-2007
        ISIN:  GB0033029744
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 MAR 2007

2.     Approve the Directors' remuneration report as             Mgmt          For                            For
       specified in the annual report and financial
       statements for the YE 31 MAR 2007

3.     Declare a final dividend of 7.52 pence per ordinary       Mgmt          For                            For
       10 pence share

4.     Appoint Mr. Alex Scott-Barrett as a Director              Mgmt          For                            For

5.     Appoint Mr. Claude Lamoureux as a Director                Mgmt          For                            For

6.     Re-appoint Sir Derek Wanless as a Director,               Mgmt          For                            For
       who retires by rotation

7.     Re-appoint Mr. Jenny Williams as a Director,              Mgmt          For                            For
       who retires by rotation

8.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       and authorize the Director to determine their
       remuneration

9.     Authorize the Company and its wholly-owned subsidiary     Mgmt          For                            For
       Northumbrian Water Limited, to make donations
       to EU political organizations in an aggregate
       amount not exceeding GBP 25,000; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company to be held in 2008 or 30
       SEP 2008]

10.    Approve to increase the maximum individual annual         Mgmt          For                            For
       grant limit set out in Rule 3.2 of the Northumbrian
       Water Group Plc Long Term Incentive Plan 2003
       from 75% to 100% of salary and authorize the
       Director to implement it




--------------------------------------------------------------------------------------------------------------------------
 NUTRECO HOLDING NV, BOXMEER                                                                 Agenda Number:  701494750
--------------------------------------------------------------------------------------------------------------------------
    Security:  N6508Y120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  NL0000375400
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 452475 DUE TO CHANGE IN THE VOTING STATUS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 25 MAR 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting

2.     Report of the Supervisory Board, of the Audit             Non-Voting
       Committee and of the Remuneration Committee
       for the financial year 2007

3.     Report of the Executive Board for the financial           Non-Voting
       year 2007

4.1    Adoption of the Annual Accounts                           Mgmt          No vote

4.2    Dividend proposal                                         Mgmt          No vote

5.     Corporate Governance: summary of the Corporate            Non-Voting
       Governance policy

6.1    Discharge of the Executive Board for the conduct          Mgmt          No vote
       of the business

6.2    Discharge of the Supervisory Board for its supervisory    Mgmt          No vote
       duties

7.1    Executive Board: vesting of the performance               Non-Voting
       shares granted in 2006

7.2    Executive Board: introduction of a new salary             Mgmt          No vote
       peer group

8.     Appointment of KPMG Accountants N.V. as External          Mgmt          No vote
       Auditor

9.     Proposal to use English as the sole language              Mgmt          No vote
       for the publication of the Annual Report, the
       Annual Accounts and of the other regulated
       information over the year 2008 and following

10.1   Proposal to authorize the Executive Board -               Mgmt          No vote
       subject to the approval of the Supervisory
       Board - to issue shares and to grant rights
       to subscribe for shares as provided for in
       article 8 of the Company's Articles of Association
       for a period of 18 months

10.2   Proposal to designate the Executive Board as              Mgmt          No vote
       the corporate body authorized - subject to
       the approval of the Supervisory Board - to
       restrict or to exclude pre-emption rights as
       provided for in article 9 of the Company's
       Articles of Association for a period of 18
       months

11.1   Authorization of the Executive Board- subject             Mgmt          No vote
       to the approval of the Supervisory Board -
       to buy back the Company's own ordinary shares
       and Cumulative Preference A shares as specified
       in article 10 of the Company's Articles of
       Association for a period of 18 months

11.2   Proposal to cancel Cumulative Preference A shares         Mgmt          No vote

12.    Communications and questions                              Non-Voting

13.    Closing                                                   Non-Voting

       PLEASE NOTE THAT SHARE BLOCKING DOES NOT APPLY.           Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 NYRSTAR NV, BRUXELLES                                                                       Agenda Number:  701518411
--------------------------------------------------------------------------------------------------------------------------
    Security:  B6372M106                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  BE0003876936
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive Director's and Auditor's reports on               Non-Voting
       financial statements

2.     Approve the financial statements and the allocation       Mgmt          No vote
       of income

3.     Receive Director's report and Auditor's report            Non-Voting
       on consolidated financial statements

4.     Receive consolidated financial statements and             Non-Voting
       statutory reports

5.     Grant discharge to the Directors                          Mgmt          No vote

6.     Grant discharge to the Auditors                           Mgmt          No vote

7.     Approve the EUR 350 million revolving credit              Mgmt          No vote
       facility for a 3-year period




--------------------------------------------------------------------------------------------------------------------------
 ODIM ASA                                                                                    Agenda Number:  701410538
--------------------------------------------------------------------------------------------------------------------------
    Security:  R6495Q102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Dec-2007
        ISIN:  NO0010176852
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting by Mr. Ole-Reinart Notoe,          Mgmt          Abstain                        Against
       and registration of attending shareholders
       and proxies

2.     Elect the Chairman of the meeting and at least            Mgmt          For                            For
       1 person to sign the minutes with the Chairman

3.     Approve the notice and the agenda                         Mgmt          For                            For

4.     Approve the agreement with Aker Capital AS on             Mgmt          For                            For
       the acquisition of all the shares in ABAS Crane
       AS and Aker Brattvaag Winch AS, pursuant to
       Section 3-8 of the Norwegian Act on Public
       Limited Companies

5.     Approve the new Stock Option Program for all              Mgmt          Against                        Against
       employees, and creation of pool of conditional
       capital to guarantee conversion right




--------------------------------------------------------------------------------------------------------------------------
 ODIM ASA                                                                                    Agenda Number:  701412912
--------------------------------------------------------------------------------------------------------------------------
    Security:  R6495Q102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  04-Dec-2007
        ISIN:  NO0010176852
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Re-elect Mr. H. Fletcher as a Director                    Mgmt          No vote

2.     Authorize the Directors to fix the remuneration           Mgmt          No vote
       of the Auditor




--------------------------------------------------------------------------------------------------------------------------
 ODIM ASA                                                                                    Agenda Number:  701565650
--------------------------------------------------------------------------------------------------------------------------
    Security:  R6495Q102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  NO0010176852
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting by the Chairman of the             Mgmt          Abstain                        Against
       Board, registration of attending shareholders

2.     Elect the Chairman of the meeting and 1 person            Mgmt          For                            For
       to co-sign the minutes

3.     Approve the notice and the agenda                         Mgmt          For                            For

4.     Approve the annual accounts and the Directors'            Mgmt          For                            For
       report for 2007 for Odim ASA and the Group
       including the application of profit-allocation
       of loss

5.     Approve the Board's guidelines for remuneration           Mgmt          For                            For
       of the Members of the Executive Management
       CF, the Norwegain Public Limited Companies
       Act Section 6-16A

6.     Approve the remuneration to the Board of Directors        Mgmt          For                            For

7.     Adopt the Auditor's remuneration for the account          Mgmt          For                            For
       year 2007

8.     Approve the Power of Attorney to the Board to             Mgmt          For                            For
       acquire Company's own shares

9.     Elect the Board                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OPG GROEP NV                                                                                Agenda Number:  701628490
--------------------------------------------------------------------------------------------------------------------------
    Security:  N6741C109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  NL0000852556
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 09 JUN 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting

2.     Appoint a Member of the Supervisory Board                 Mgmt          No vote

3.     Any other business                                        Non-Voting

4.     Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 OSAKA SECURITIES EXCHANGE CO.,LTD.                                                          Agenda Number:  701603563
--------------------------------------------------------------------------------------------------------------------------
    Security:  J6254G104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3183200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OUTOTEC OYJ                                                                                 Agenda Number:  701470116
--------------------------------------------------------------------------------------------------------------------------
    Security:  X6026E100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Mar-2008
        ISIN:  FI0009014575
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 0.95 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the number of Board Members                       Mgmt          For                            For

1.5    Approve the number of Auditor(s)                          Mgmt          For                            For

1.6    Approve the remuneration of the Board Members             Mgmt          For                            For

1.7    Approve the remuneration of the Auditor(s)                Mgmt          For                            For

1.8    Elect the Board                                           Mgmt          For                            For

1.9    Elect the Auditor(s)                                      Mgmt          For                            For

2.     Authorize the Board to decide on share issue              Mgmt          For                            For

3.     Authorize the Board to decide on acquiring the            Mgmt          For                            For
       Company's own shares




--------------------------------------------------------------------------------------------------------------------------
 PDG REALTY SA EMPREENDIMENTOS E PARTICIPACOES, SAO PAULO                                    Agenda Number:  701428181
--------------------------------------------------------------------------------------------------------------------------
    Security:  P7649U108                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Dec-2007
        ISIN:  BRPDGRACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

I.     Approve the protocol and the justification for            Mgmt          For                            For
       the merger operation of MP Holding 2 S.A.

II.    Approve and ratify the appointment and hiring             Mgmt          For                            For
       of Acal Consultoria E Auditoria S/S, responsible
       for the preparing of the accounting valuation
       report of the net assets of MP Holding 2 S.A.,
       to be transferred to the Company

III.   Approve the accounting valuation report of the            Mgmt          For                            For
       net assets of MP Holding 2 S.A.

IV.    Approve the merger of MP Holding 2 S.A. by the            Mgmt          For                            For
       Company under the terms and conditions provided
       in the protocol and justification for the merger
       operation of MP Holding 2 S.A. by PDG Realty
       S.A. Empreendimentos E Participacoes

v.     Approve the increase in the share capital of              Mgmt          For                            For
       the Company as a result of the merger of MP
       Holding 2 S.A., through the transfer of the
       net accounting assets of MP Holding 2 S.A.
       to the Company, with the assurance of 1,136,364
       new, registered, common book entry shares with
       no par value

VI.    Approve the protocol and justification for the            Mgmt          For                            For
       merger operation of CHL XXXIV Incorporacoes
       Ltda., by PDG Realty S.A. Empreendimentos E
       Participacoes, in the light of the merger by
       the Company of the CHL XXXIV Incorporacoes
       Ltda

VII.   Approve and ratify the appointment and hiring             Mgmt          For                            For
       of Acal Consultoria E Auditoria S/S, responsible
       for the preparing of the accounting valuation
       report of the net assets of CHL XXXIV Incorporacoes
       Ltda, to the transferred to the Company

VIII.  Approve the accounting valuation report of the            Mgmt          For                            For
       net assets of CHL XXXIV Incorporacoes Ltda

IX.    Approve the merger of MP Holding 2 S.A. by the            Mgmt          For                            For
       Company under the terms and conditions provided
       in the protocol and justification for the merger
       operation of CHL XXXIV Incorporacoes Ltda,
       by PDG Realty S.A Empreendimentos E Participacoes

X.     Approve to increase the share capital of the              Mgmt          For                            For
       Company as a result of the merger of CHL XXXIV
       Incorporacoes Ltda, through the transfer of
       the net accounting assets of CHL XXXIV Incorporacoes
       Ltda, to the company, with the issuance of
       3,200,000 new, registered, common book entry
       shares with no par value

XI.    Amend the main part of Article 5 of the Corporate         Mgmt          For                            For
       By-laws of the Company which deals with the
       Company's share capital, to reflect the increases
       in capital approved by the Board of Directors
       of the Company, within the authorized capital
       limit, to reflect the increase in share capital
       arising from the merger of MP Holding 2 S.A.,
       if this operation is approved, and to reflect
       the increase in share capital arising from
       the merger of CHL XXXIV Incorporacoes Ltda,
       if this operation is approved

XII.   Approve, as a result of the carrying out of               Mgmt          Against                        Against
       any public offering of Company shares on 23
       OCT 2007, the administration's proposal for
       the amendment of the Stock Option Plan approved
       in the EGM held on 09 JAN 2007 [Stock Option]




--------------------------------------------------------------------------------------------------------------------------
 PDG REALTY SA EMPREENDIMENTOS E PARTICIPACOES, SAO PAULO                                    Agenda Number:  701510263
--------------------------------------------------------------------------------------------------------------------------
    Security:  P7649U108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  BRPDGRACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

I.     Approve to take the accounts of the Director's            Mgmt          For                            For
       and vote the financial statements relating
       to FYE 31 DEC 2007

II.    Approve the allocation of the result of the               Mgmt          For                            For
       FY and the distribution of dividends

III.   Elect the Members of the Board of Directors               Mgmt          Against                        Against

IV.    Approve the Global remuneration of the Board              Mgmt          Against                        Against
       of Directors




--------------------------------------------------------------------------------------------------------------------------
 PENNON GROUP PLC, EXETER                                                                    Agenda Number:  701314635
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8295T213                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jul-2007
        ISIN:  GB00B18V8630
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors' report and the financial           Mgmt          For                            For
       statements for the YE 31 MAR 2007

2.     Declare a final dividend for the YE 31 MAR 2007           Mgmt          For                            For

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the FY 2006/07, contained in the annual report
       2007

4.     Elect Mr. Christopher Loughlin as a Director              Mgmt          For                            For

5.     Re-elect Mr. Kenneth G. Harvey as a Director              Mgmt          For                            For

6.     Re-elect Mr. Gerard D. Connell XX as a Director           Mgmt          For                            For

7.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next AGM at which accounts
       are laid before the Company

8.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

9.     Approve and adopt the Pennon Group Performance            Mgmt          For                            For
       and Co-Investment Plan 2007 [PCP], as specified;
       authorize the Directors: to do all acts and
       things necessary or expedient to carry the
       Plan into effect and to vote and be counted
       in the quorum on any matter connected with
       the Plan notwithstanding that they may be interested
       in the same except that no Director may be
       counted in the quorum or vote in respect of
       his or her own participation; and to establish
       further plans based on the PCP but modified
       to take account of local tax, exchange control
       or securities laws in any overseas jurisdiction
       provided that the shares made available under
       such further plans are treated as counting
       towards the limits on individual or overall
       participation in the PCP

S.10   Amend the Articles of Association of the Company          Mgmt          For                            For
       as specified

11.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 6 of the Company's Articles of Association,
       to allot relevant securities up to a maximum
       nominal amount of GBP 30,210,712; [Authority
       expires the earlier of the conclusion of the
       next AGM or 25 OCT 2008]

S.12   Authorize the Directors, in accordance with               Mgmt          For                            For
       Article 7 of the Company's Articles of Association,
       to allot equity securities for cash and for
       the purpose of Paragraph (1) (b) of that Article,
       the nominal amount is limited to GBP 7,239,461;
       [Authority expires the earlier of the conclusion
       of the next AGM or 25 OCT 2008]

S.13   Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163 of the Companies Act 1985] of
       new ordinary shares of 40.7p each in the capital
       of the Company on such terms and in such manner
       as the Directors of the Company may from time
       to time determine to provided that the number
       of shares to be purchased be up to 35,574,747
       [not more than 10% of the issued share capital
       of the Company as at 13 JUN 2007], at a minimum
       price of 40.7p and the maximum price not more
       than 105% above the average middle market quotations
       for such ordinary shares derived from the London
       Stock Exchange Daily Official List, over the
       previous 5 business days and the amount stipulated
       by Article 5(I) of the Buyback and Stabilization
       Regulation 2003; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 25 OCT 2008]; and the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

14.    Authorize the Company, in accordance with Section         Mgmt          For                            For
       347C of the Companies Act 1985 and for the
       purposes of Part XA of the Companies Act 1985
       [as amended by the Political Parties, Elections
       and Referendums Act 2000], to make donations
       to EU political organization and to incur EU
       political expenditure up to a maximum aggregate
       amount of GBP 50,000; [Authority expires at
       the conclusion of the next AGM or 15 months]

15.    Authorize the Company and its subsidiary, South           Mgmt          For                            For
       West Water Limited, in accordance with Section
       347C of the Companies Act 1985 and for the
       purposes of Part XA of the Companies Act 1985
       [as amended by the Political Parties, Elections
       and Referendums Act 2000], to make donations
       to EU political organization and to incur EU
       political expenditure up to a maximum aggregate
       amount of GBP 50,000; [Authority expires at
       the conclusion of the next AGM or 15 months]

16.    Authorize the Company and its subsidiary, Viridor         Mgmt          For                            For
       Waste Management Limited, in accordance with
       Section 347C of the Companies Act 1985 and
       for the purposes of Part XA of the Companies
       Act 1985 [as amended by the Political Parties,
       Elections and Referendums Act 2000], to make
       donations to EU political organization and
       to incur EU political expenditure up to a maximum
       aggregate amount of GBP 50,000; [Authority
       expires at the conclusion of the next AGM or
       15 months]




--------------------------------------------------------------------------------------------------------------------------
 PESCANOVA SA, PONTEVEDRA                                                                    Agenda Number:  701494192
--------------------------------------------------------------------------------------------------------------------------
    Security:  E8013L130                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  ES0169350016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve to review the annual accounts and the             Mgmt          For                            For
       Management of the Board for the FY 2007

2.     Approve the application of 2007 earnings                  Mgmt          Against                        Against

3.     Re-elect the Board Members                                Mgmt          Against                        Against

4.     Appoint the Account Auditors                              Mgmt          For                            For

5.     Authorize the Board for the acquisition of own            Mgmt          For                            For
       shares

6.     Grant authority the issue fixed income securities         Mgmt          For                            For
       of type and value as decided in the general
       meeting and in accordance with current Legislation

7.     Grant authority to increase share capital by              Mgmt          Against                        Against
       up to half the current value and within a 5
       year period

8.     Grant authority in accordance with Article 153.1B         Mgmt          For                            For
       of the details of said increase in share capital,
       along with a modification to Article 7 of the
       ByLaws to reflect the authorization granted

9.     Approve the Management Report and presentation            Mgmt          For                            For
       regarding Article 116B of Equity Market Law

10.    Approve the deletion of the powers to execute             Mgmt          For                            For
       the resolutions adopted in the meeting

11.    Approve the drafting and the minutes for the              Mgmt          For                            For
       meeting




--------------------------------------------------------------------------------------------------------------------------
 PETROLEUM GEO-SVCS ASA NEW                                                                  Agenda Number:  701559405
--------------------------------------------------------------------------------------------------------------------------
    Security:  R69628114                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  NO0010199151
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       The Chairperson of the Board of Directors will            Non-Voting
       open the AGM and according to the Articles
       of Association Section 9, the Chairperson shall
       also chair the AGM

1.     Elect 1 person among those present at the AGM             Mgmt          For                            For
       to countersign the minutes

2.     Approve the Board of Directors' report for 2007           Mgmt          For                            For
       and the financial statements of Petroleum Geo-Services
       ASA for 2007 prepared in accordance with IFRS

3.     Approve the Annual Auditor's fees for Petroleum           Mgmt          Against                        Against
       Geo-Services ASA totalling NOK 3,567,546.00
       [approximately USD 605,861.00] for 2007 and
       as specified

4.     Elect KPMG AS as the Company's new Auditor                Mgmt          For                            For

5.1    Re-elect Mr. Jens Ulltveit-Moe as a Chairperson           Mgmt          For                            For
       to the Board of Directors for a service period
       commencing on the date hereof

5.2    Re-elect Mr. Francis Robert Gugen to the Board            Mgmt          For                            For
       of Directors for a service period commencing
       on the date hereof

5.3    Re-elect Mr. Harald Norvik to the Board of Directors      Mgmt          For                            For
       for a service period commencing on the date
       hereof

5.4    Re-elect Mr. Wenche Kjolas to the Board of Directors      Mgmt          For                            For
       for a service period commencing on the date
       hereof

5.5    Re-elect Mr. Daniel J. Piette to the Board of             Mgmt          For                            For
       Directors for a service period commencing on
       the date hereof

5.6    Re-elect Mr. Holly Van Deursen to the Board               Mgmt          For                            For
       of Directors for a service period commencing
       on the date hereof

5.7    Re-elect Mr. Anette Malm Justad to the Board              Mgmt          For                            For
       of Directors for a service period commencing
       on the date hereof

6.1    Re-elect Mr. Roger O'Neil as a [Chairperson]              Mgmt          For                            For
       to the Nomination Committee for a new service
       period commencing on the date hereof and ending
       with the 2009 AGM

6.2    Re-elect Mr. C. Maury Devine to the Nomination            Mgmt          For                            For
       Committee for a new service period commencing
       on the date hereof and ending with the 2009
       AGM

6.3    Re-elect Mr. Hanne Harlem to the Nomination               Mgmt          For                            For
       Committee for a new service period commencing
       on the date hereof and ending with the 2009
       AGM

7.1    Approve the fee to each Member of the Board               Mgmt          For                            For
       of Directors and each Member of the Nomination
       Committee

7.2    Approve the principles for the shareholder elected        Mgmt          For                            For
       Board Members' fees for the period 01 JUL 2008
       to 01 JUL 2009

7.3    Approve the principles for the Nomination Committee       Mgmt          For                            For
       Members' fees for the period 01 JUL 2008 to
       01 JUL 2009

8.     Approve the Board statement pursuant to Section           Mgmt          Against                        Against
       6-16a of the Public Limited Companies Act

9.     Authorize the Board of Directors to acquire               Mgmt          For                            For
       shares in the Company; the shares are to be
       acquired at market terms on a regulated market
       where the shares are traded; the shares are
       to be disposed of either as part of satisfying
       existing or future Employee Incentive Scheme,
       as part of consideration for any mergers, demergers
       or acquisitions involving the Company, by way
       of cancellation of the shares in part or full,
       or to raise funds for specific investments;
       the maximum face value of the shares which
       the Company may acquire pursuant to this authorization
       is in total NOK 54,000,000, the minimum amount
       which may be paid for each share acquired pursuant
       to this power of attorney is NOK 3, and the
       maximum amount is NOK 300; this authorization
       applies for a maximum of 12 months after registration
       by the Norwegian Register of Business Enterprises

10.    Approve the Share Option Plan as specified                Mgmt          For                            For

11.1   Authorize the Board of Directors to increase              Mgmt          For                            For
       the Company's share capital by a total amount
       of NOK 54,000,000, through 1 or more subscriptions,
       and to determine the price and terms of such
       offerings and subscriptions, including but
       not limited to, whether in the Norwegian and/or
       the international markets, whether private
       or public and whether or not underwritten;
       the authorization includes the right to increase
       the Company's share capital in return for non-cash
       contributions and the right to assume special
       obligations on behalf of the Company, the authorization
       shall be utilised in connection with potential
       acquisitions of companies or businesses within
       the oil and energy sector, including the oil
       service sector; the Board of Directors is further
       authorized to waive the preferential rights
       pursuant to Section 10-4 of the Public Limited
       Companies Act; the authorization includes a
       resolution to merge, of the Public Limited
       Companies Act Section 13-5; the authorization
       shall be effective from the date it is registered
       in the Norwegian Register of Business Enterprises
       and shall be valid for a period of 1 year from
       its effective date

11.2   Authorize the Board of Directors to increase              Mgmt          For                            For
       the Company's share capital by a total amount
       of NOK 14,000,000, through 1 or more subscriptions,
       and to determine the price and terms of such
       offerings and subscriptions within the limits
       and in accordance of the terms of the Company's
       Share Option Programs in force at any time;
       the authorization shall only be utilized in
       connection with the Company's Share Option
       Programs in force at any time; the Board of
       Directors is further authorized to waive the
       preferential rights pursuant to Section 10-4
       of the Public Limited Companies Ac; the authorization
       shall be effective from the date it is registered
       in the Norwegian Register of Business Enterprises
       and shall be valid for a period of 1 year from
       its effective date

12.    Approve that the Company may raise convertible            Mgmt          For                            For
       loans at a total amount of NOK 3,500,000,000
       [or the equivalent in other currencies]; the
       Board of Directors are authorized to negotiate
       and enter into convertible loan agreements
       within the limits and in accordance with the
       terms of this authorization; the share capital
       of the Company may be increased by a total
       of NOK 54,000,000 as a result of the loans
       raised being converted into equity; the shareholders'
       preferential rights to subscribe the loans
       may be set aside; the authorization shall be
       effective from the date it is registered in
       the Norwegian Register of Business Enterprises
       and shall be valid for a period of 1 year from
       its effective date

13.    Amend Section 7 Second Paragraph of the Articles          Mgmt          For                            For
       of Association as specified

14.    Approve that Mr. Svein Rennemo is given the               Mgmt          Against                        Against
       right to exercise all his 80,001 remaining
       options within 14 days after the resolution
       by the AGM to this effect, the exercise shall
       follow the procedure described in the Share
       Option Plan by the AGM held 15 JUN 2007

15.    Approve the indemnification for the Board Members         Mgmt          For                            For
       for the period of 15 JUN 2007 to 07 MAY 2008




--------------------------------------------------------------------------------------------------------------------------
 PUBLIC POWER CORP OF GREECE                                                                 Agenda Number:  701582884
--------------------------------------------------------------------------------------------------------------------------
    Security:  X7023M103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  12-Jun-2008
        ISIN:  GRS434003000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements and the consolidated     Mgmt          No vote
       ones for 2007 and the accounting separated
       financial statements according to law 3426/2005
       Article 20

2.     Approve the dividend distribution for 2007 from           Mgmt          No vote
       taxed Extraordinary reserve accounts of previous
       uses

3.     Approve the dismissal of Board of Directors               Mgmt          No vote
       and Auditors from every compensational liability
       for 2007 according to Law 2190/1920 Article
       35

4.     Elect the New Board of Director Member and his            Mgmt          No vote
       position

5.     Approve the paid Salaries and Compensations               Mgmt          No vote
       to the Board of Directors for 2007 and pre-approval
       of gross Salaries and Compensations for 2008

6.     Elect the Auditors for 2008 according to the              Mgmt          No vote
       Association's Articles 31 and 32 and approve
       their Salaries for the particular use

7.     Announcements and Other issues                            Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 PUNCH TAVERNS PLC, BURTON UPON TRENT STAFFORDSHIRE                                          Agenda Number:  701429575
--------------------------------------------------------------------------------------------------------------------------
    Security:  G73003108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Jan-2008
        ISIN:  GB0031552861
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the annual report and financial       Mgmt          For                            For
       statements of the Company for the YE 18 AUG
       2007

2.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company to hold office until the conclusion
       of the next general meeting at which accounts
       are laid before the Company and authorize the
       Directors to determine their remuneration

3.     Approve the report on the Directors' remuneration         Mgmt          For                            For
       for the YE 18 AUG 2007

4.     Declare a final dividend of 10.2 pence per ordinary       Mgmt          For                            For
       share of the Company

5.     Authorize the Company and all the companies               Mgmt          For                            For
       that are the Company's subsidiaries at any
       time during the period for which this resolution
       has effect, in accordance with Section 366
       of the Companies Act 2006 [the 2006 Act]: a)
       to make political donations [as defined in
       Section 364 of the 2006 Act] to political parties
       [as defined in Section 363 of the 2006 Act]
       in aggregate not exceeding GBP 50,000; and
       b) to make political donations [as defined
       in Section 364 of the 2006 Act] to political
       organizations other than political parties
       [as defined in Section 363 of such Act] in
       aggregate not exceeding GBP 50,000; and c)
       to incur political expenditure [as defined
       in Section 365 of the 2006 Act] in aggregate
       not exceeding GBP 50,000; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 18 months]; in any event,
       the aggregate amount of political donations
       and political expenditure made or incurred
       by the Company and its subsidiaries pursuant
       to this resolution shall not exceed GBP 150,000

6.     Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authorities and powers granted
       to the Directors prior to the passing of this
       resolution, [but without prejudice to any allotments
       made pursuant to the authority granted on 24
       JAN 2007], to allot relevant securities [Section
       80 of the Companies Act 1985] up to an aggregate
       nominal amount of GBP 42,053 [representing
       approximately 33% of the Company's ordinary
       shares in issue [excluding Treasury Shares]
       as at 06 DEC 2007]; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 18 months]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

7.     Elect Mr. Phil Dutton as a Director of the Company        Mgmt          For                            For

8.     Elect Mr. Andrew Knight as a Director of the              Mgmt          For                            For
       Company

9.     Elect Mr. Deborah Kemp as a Director of the               Mgmt          For                            For
       Company

10.    Elect Mr. Mark Pain as a Director of the Company          Mgmt          For                            For

11.    Elect Mr. Tony Rice as a Director of the Company          Mgmt          For                            For

12.    Elect Mr. Ian Wilson as a Director of the Company         Mgmt          For                            For

13.    Re-elect Mr. Jonathan Paveley as a Director               Mgmt          For                            For
       of the Company

14.    Re-elect Mr. Fritz Ternofsky as a Director of             Mgmt          For                            For
       the Company

15.    Approve and adopt the establishment of the Company's      Mgmt          For                            For
       Long-Term Incentive Plan 2008 [2008 LTIPU],
       the principal provisions of which are as specified,
       and authorize the Board of Directors of the
       Company to do all such acts and things necessary
       or desirable to establish and carry the same
       into effect

16.    Approve and adopt the establishment of the Company's      Mgmt          For                            For
       Share Bonus Plan 2008 [2008 SBP], the principal
       provisions of which are as specified and authorize
       the Board of Directors of the Company to do
       all such acts and things necessary or desirable
       to establish and carry the same into effect

S.17   Authorize the Directors, in substitution of               Mgmt          For                            For
       any existing authority and powers granted to
       the Directors prior to the passing of this
       resolution, and pursuant to Section 95 of the
       1985 Act, to allot equity securities [Section
       94 of the 1985 Act] for cash pursuant to the
       authority conferred by Resolution 6 and/or
       where such an allotment constitutes an allotment
       of equity securities by virtue of Section 94(3A)
       of the 1985 Act, disapplying the statutory
       pre-emption rights [Section 89(1) of the 1985
       Act], provided that this power is limited to
       the allotment of equity securities: a) in connection
       with an offer of such securities by way of
       rights to holders of ordinary sharers; and
       b) up to an aggregate nominal amount of GBP
       6,371.62; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or 18 months]; and the Directors may allot
       relevant securities in pursuance of such an
       offer or agreement as if the authority conferred
       hereby had not expired

S.18   Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the 1985 Act, to make market purchases
       [Section 163 of the 1985 Act] of its own ordinary
       shares provided that: the authority is limited
       to 26,626,094 shares; the minimum price to
       be paid for each ordinary share shall not be
       less than the nominal value of such share;
       and the maximum price to be paid for each ordinary
       share shall be the higher of an amount equal
       to 5% above the average of the middle market
       quotation for such shares derived from the
       London Stock Exchange's Daily Official List,
       over the 5 business days prior to the purchase
       being made and the higher of the price of the
       last independent trade and the highest current
       independent bid on the London Stock Exchange
       Official List at the time the purchase is carried
       out; and [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or 18 months]; and the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.19   Adopt the Company's new Articles of Association           Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 REDECARD S A                                                                                Agenda Number:  701428686
--------------------------------------------------------------------------------------------------------------------------
    Security:  P79941103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Dec-2007
        ISIN:  BRRDCDACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA] IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Amend: the main part of Article 5: to register            Mgmt          For                            For
       the new composition of the share capital, arising
       from the increase, within the authorized capital
       limit, approved in the meeting of the Board
       of Directors held on 11 JUL 2007; and Articles
       16[M], 30 and 31: to improve them and adapt
       them to the payment policy for dividends and
       interest on own capital of the Company

2.     Adopt the Stock Option Plan of Redecard S.A.,             Mgmt          For                            For
       under the terms of Article 168 [3] of Law Number
       6404/76




--------------------------------------------------------------------------------------------------------------------------
 REDECARD S A                                                                                Agenda Number:  701458475
--------------------------------------------------------------------------------------------------------------------------
    Security:  P79941103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Feb-2008
        ISIN:  BRRDCDACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Approve the Board of Directors annual report,             Mgmt          For                            For
       financial statements and Independent Auditors
       and Finance Committee report relating to FYE
       31 DEC 2007

2.     Approve the destination of the YE results of              Mgmt          For                            For
       2007

3.     Elect the Members of the Board of Directors               Mgmt          For                            For

4.     Approve to set the global remuneration of the             Mgmt          For                            For
       Board of Directors, the Independent Auditor's
       and Directors

5.     Approve  the newspapers in which Company notices          Mgmt          For                            For
       will be published




--------------------------------------------------------------------------------------------------------------------------
 REGENT PACIFIC GROUP LTD, GEORGE TOWN                                                       Agenda Number:  701562957
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7478U104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Jun-2008
        ISIN:  KYG7478U1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements of               Mgmt          For                            For
       the Company and the reports of the Directors
       and the Auditors for the Nine-month period
       ended 31 DEC 2007

2A.1   Re-elect Mr. Stephen Dattels as a Director of             Mgmt          For                            For
       the Company

2A.2   Re-elect Mr. Stephen Bywater as a Director of             Mgmt          For                            For
       the Company

2A.3   Re-elect Mr. Wu Yuan as a Director of the Company         Mgmt          For                            For

2A.4   Re-elect Mr. Julie Oates as a Director of the             Mgmt          For                            For
       Company

2A.5   Re-elect Mr. Mark Searle as a Director of the             Mgmt          For                            For
       Company

2.B    Approve to confirm the remuneration of the Directors      Mgmt          For                            For

3.     Re-appoint the Auditors of the Company and authorize      Mgmt          For                            For
       the Directors of the Company to fix their remuneration

4.     Authorize the Directors of the Company [the               Mgmt          Against                        Against
       Directors] to issue, allot and otherwise deal
       with additional shares of USD 0.01 each in
       the capital of the Company [Shares] and to
       make or grant offers, agreements and options,
       during and after the relevant period, the aggregate
       number of Shares to be allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       pursuant to this resolution, otherwise than
       pursuant to i) a rights issue; or ii) the exercise
       of rights of subscription or conversion under
       the terms of any warrants or any other securities
       issued by the Company carrying rights to subscribe
       for or purchase or convert into Shares; or
       iii) an issue of shares as scrip dividends
       pursuant to the Articles of Association of
       the Company from time to time; or iv) an issue
       of shares upon the exercise of share options
       under any Share Option Scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/or employees of the Company
       and/or any of its subsidiaries of Shares or
       rights to acquire Shares, shall not exceed
       20% of the issued voting share capital of the
       Company as at the date of the passing of this
       resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable Law of the Cayman Islands
       to be held]

5.     Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors] to repurchase, on the Stock Exchange
       of Hong Kong Limited, the shares of USD 0.01
       each in the capital of the Company [Shares],
       subject to and in accordance with all applicable
       laws, rules and regulations, shall not extend
       beyond the relevant period, and to procure
       the Company to repurchase shares at such prices
       as the Directors may at their discretion determine,
       the aggregate number of Shares to be repurchased
       by the Company pursuant to this resolution
       during the relevant period shall not exceed
       10% of the issued voting share capital of the
       Company as at the date of the passing of this
       resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable Law of the Cayman Islands
       to be held]

6.     Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       4 and 5, to add the aggregate number of Shares
       which may from time to time be repurchased
       by the Company pursuant to, and in accordance
       with, the general mandate granted under Resolution
       5 to the aggregate number of Shares that may
       be allotted or agreed conditionally or unconditionally
       to be allotted by the Directors pursuant to,
       and in accordance with, the general mandate
       granted under Resolution 4




--------------------------------------------------------------------------------------------------------------------------
 RENEWABLE ENERGY CORPORATION AS                                                             Agenda Number:  701570714
--------------------------------------------------------------------------------------------------------------------------
    Security:  R7199U100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-May-2008
        ISIN:  NO0010112675
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM by the Chairman of the Board           Mgmt          Abstain                        Against
       and registration of attending Shareholders

2.     Elect the Chairman of the meeting and not less            Mgmt          For                            For
       than one person to co-sign the minutes with
       the Chairman

3.     Approve the notice and the agenda                         Mgmt          For                            For

4.     Approve the Directors' remuneration and the               Mgmt          For                            For
       remuneration for the Members of the Nomination
       Committee

5.     Approve the Auditor's remuneration                        Mgmt          For                            For

6.     Approve the annual financial statements and               Mgmt          For                            For
       the report from the Board of Directors for
       2007

7.     Approve the Board's statement regarding the               Mgmt          For                            For
       Management compensation

8.     Grant authority to issue shares                           Mgmt          For                            For

9.     Grant authority to acquire treasury shares                Mgmt          For                            For

10.    Approve to change the Articles of Association             Mgmt          For                            For

11.    Elect the Members to the Nomination Committee             Mgmt          For                            For

12.    Elect the Members to the Company's Board of               Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 RHOEN KLINIKUM AG, BAD NEUSTADT                                                             Agenda Number:  701578708
--------------------------------------------------------------------------------------------------------------------------
    Security:  D6530N119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Jun-2008
        ISIN:  DE0007042301
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 27 MAY 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and annual report

2.     Resolution on the appropriation of the distributable      Mgmt          Against                        Against
       profit of EUR 29,030,400 as follows: payment
       of a dividend of EUR 0.28 per share Ex-dividend
       and payable date: 18 JUN 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Frankfurt

6.     Authorization to acquire own shares the Company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10 % of its share capital, at prices
       not deviating more than 15 % from the market
       price, during the next 18 months, the Board
       of Managing Directors shall be authorized to
       dispose of the shares in a manner other than
       the stock exchange or a rights offering if
       they are sold at a price not materially below
       their market price, to use the shares for acquisition
       purposes, and to retire the shares




--------------------------------------------------------------------------------------------------------------------------
 RODOBENS NEGOCIOS IMOBILIARIOS SA                                                           Agenda Number:  701518295
--------------------------------------------------------------------------------------------------------------------------
    Security:  P81424106                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  17-Apr-2008
        ISIN:  BRRDNIACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.I    Approve the vote on the Administration's report,          Mgmt          For                            For
       the financial statements and the accounting
       statements accompanied by the Independent Auditor's
       report regarding FYE 31 DEC 2007

A.II   Approve the capital Budget for the year 2008              Mgmt          For                            For

A.III  Approve the allocation of the net profits from            Mgmt          For                            For
       the 2007 FY, and the distribution of dividends

A.IV   Elect the Members of the Board of Directors               Mgmt          For                            For

A.V    Approve to set the global remuneration of the             Mgmt          For                            For
       Board of Directors for the FY 2008

A.VI   Approve the newspapers in which Company notices           Mgmt          For                            For
       will be published

E.I    Approve the creation of the position of technical         Mgmt          For                            For
       officer of the Company and the consequent amendment
       of Article 22 and 28 of the Corporate Bylaws




--------------------------------------------------------------------------------------------------------------------------
 ROSSI RESIDENCIAL S A                                                                       Agenda Number:  701478946
--------------------------------------------------------------------------------------------------------------------------
    Security:  P8172J106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Mar-2008
        ISIN:  BRRSIDACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 445577 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve to split all common shares representing           Mgmt          For                            For
       the Company's share capital at the rate of
       1 for 2, for each 1 share comes to be represented
       by 2 shares after the split and amend the Articles
       5 and 6 of the Corporate By Laws of the Company,
       so that the shares of the Company come to be
       traded within the parameters recommended by
       the Sao Paulo Stock Exchange Bolsa De Valores
       De Sao Paulo S.A. Bvsp, or Bovespa, as a consequence
       of the split, the subscribed for and paid in
       share capital of the Company will be divided
       into 157,703,628 common, nominal, book entry
       shares of no par value and authorize the Company
       to increase, independently of a resolution
       of the general meeting and amendment of the
       bylaws, the share capital by up to an additional
       140,000,000 common, nominal, book entry shares
       of no par value, totaling 279,703,628 common
       shares, the shareholder position to be considered
       for the split of the shares will be that on
       12 MAR 2008, or in other words, the shareholders
       registered on the date mentioned in the Company
       registrations will have the right to receive
       the shares arising from the split; the trading
       of the EX right shares will begin on 13 MAR
       2008, and on 19 MAR 2008, the shares arising
       from the split will be credited; the shares
       arising from the split will take part under
       equal terms to all the benefits, including
       to dividends and potential capital remunerations,
       that come to be declared by the Company after
       12 MAR 2008

2.     Amend and consolidation of the Corporate By               Mgmt          Against                        Against
       Laws to: A) the Chapter II share capital of
       the wording of the main part of the Articles
       5 and 6 to update the subscribed capital, to
       reflect the split approved in Item 1 of the
       agenda and to change the amount of the limit
       for increase of the share capital; B) the Chapter
       III general meeting of wording of I Article
       11, Paragraph 1 and II the main part of Article
       13, Subsection VIII, so as to adapt the new
       name of Bovespa; C) the Chapter IV administrative
       bodies inclusion of the wording Section I to
       the title Board of Directors that precedes
       Article 17, inclusion of the Section II to
       the title Executive Committee that precedes
       Article 22, inclusion of the Section III to
       the title Finance Committee that precedes Article
       29 and Paragraphs 1 and 2 of Article 17, the
       exclusion of Paragraph 4 from the Article and
       the consequent renumbering of the current Paragraph
       5 to Paragraph 4 and of the subsequent paragraph,
       amendment of the wording of the main part of
       article 29; D) the Chapter VI alienation of
       shareholding control, cancellation of public
       Company registration reformulation of the Corporate
       By Law Clauses made obligatory by the new market
       regulations retaing to the alienation of shareholder
       control, cancellation of public Company registration
       and withdrawing from the new market for the
       updating of the amendments introduced in the
       regulations and addition of rules on dispersed
       control, as well as inclusion of a new mechanism
       for the protection of shareholder dispersal,
       and that go from Chapter VII to Section IV
       of Chapter VI, with amendment and renumbering
       of Articles 36 through to 47; E) Chapter VIII
       arbitration renumbering of Chapter VIII to
       VII, amendment of the wording of the main part
       of new Article 48, inclusion of Paragraph 1,
       the wording of the sole paragraph and its renumbering
       to Paragraph 2; F) the Chapter IX liquidation
       of the Company renumbering of Chapter IX to
       VIII and renumbering of the old Article 45,
       which will now be the new Article 49; G) the
       Chapter X final and transitory provisions renumbering
       of Chapter X to IX, exclusion of old Articles
       48, 49 and 50, renumbering of the old Articles
       46 and 47 to the Articles 50 and 51, inclusion
       of Article 52




--------------------------------------------------------------------------------------------------------------------------
 ROSSI RESIDENCIAL S A                                                                       Agenda Number:  701474190
--------------------------------------------------------------------------------------------------------------------------
    Security:  P8172J106                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  18-Mar-2008
        ISIN:  BRRSIDACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Approve the Directors accounts, and Company's             Mgmt          For                            For
       consolidated financial statements for the FYE
       31 DEC 2007

2.     Approve the allocation of the net profits from            Mgmt          For                            For
       the FY and distribution of dividends in the
       total amount of BRL 31,238,285.60 equivalent
       to BRL 0.20 per common share, already taking
       into account the splitting of shares at the
       rate of 1 to 2 to be approved by the EGM of
       03 MAR 2008

3.     Authorize the payment of profit sharing to the            Mgmt          For                            For
       administrators of the Company for the FY 2007

4.     Elect the Members of the Board of Directors               Mgmt          For                            For

5.     Approve to set the Directors' remuneration                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ROTARY ENGINEERING LTD                                                                      Agenda Number:  701527080
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7326V106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  SG1A43000730
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the Audited accounts of the Company for the
       YE 31 DEC 2007 together with the Auditors'
       report thereon

2.     Declare the final one-tier dividend of Singapore          Mgmt          For                            For
       2.3 cents per ordinary share for the YE 31
       DEC 2007

3.     Approve the payment of the Directors' fees of             Mgmt          For                            For
       SGD 288,000 for the YE 31 DEC 2007

4.     Re-elect Mr. Wong Liang Feng as a Director,               Mgmt          Against                        Against
       who retires pursuant to Article 100

5.     Re-elect Mr. Keith Tay Ah Kee as a Director,              Mgmt          For                            For
       who retires pursuant to Article 100

6.     Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       and authorize the Directors to fix their remuneration

       Transact any other business                               Non-Voting

7.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and Rule 806 of the Listing Manual of the
       Singapore Exchange Securities Trading limited,
       to: a) i) issue shares in the Company [Shares]
       whether by the way of rights, bonus or otherwise;
       and/or ii) make or grant offers, agreements
       or options [collectively 'Instrument'] that
       might or would require shares to be issued,
       including but not limited to the creation and
       issue of [ as well as adjustments to ] options,
       warrants, debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors of the Company
       may in their absolute discretion deem fit;
       and b) [notwithstanding the authority conferred
       by this resolution may have ceased to be in
       force ] issue shares in pursuance of any Instruments
       made or granted by the Directors of the Company
       while this resolution was in force, provided
       that: 1) aggregate number of shares [including
       shares to be issued in pursuance of the Instruments,
       made or granted pursuant to this resolution]
       and Instruments to be issued pursuant to this
       resolution shall not exceed 50% of the total
       number of issued shares in the capital of the
       Company [as calculated in accordance with sub-paragraph
       [2] below], of which the aggregate number of
       shares and Instruments to be issued other than
       on a pro rata to existing shareholders of the
       Company shall not exceed 20% of the total number
       of issued shares in the capital of the Company
       [as calculated in accordance with sub-paragraph
       [2] below]; 2) [subject to such calculation
       s may prescribed by the Singapore Exchange
       Securities Trading Limited] for the purpose
       of determining the aggregate number of shares
       and Instruments that may be issued under sub-paragraph
       [1] above, the percentage of issued shares
       and Instruments shall be based on the total
       number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time of passing of this resolution, after adjusting
       for: a) new shares arising from conversion
       or exercise of the Instruments or any convertible
       securities; b) new shares arising from exercising
       share options or vesting of shares awards outstanding
       and subsisting at the time of passing if this
       resolution; and c) any subsequent bonus issue,
       consolidated or subdivision of shares; 3) in
       exercising the authority conferred by this
       resolution, the Company shall comply with the
       provisions of the Listing Manual of the Singapore
       Exchange Securities Trading Limited for the
       time being in force [unless such compliance
       has been waived by the Singapore Exchange Securities
       Trading Limited] and the Article of Association
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Companyor
       the date by which the next AGM of the Company
       is required by the law]

8.     Authorize the Directors, pursuant to Section              Mgmt          Against                        Against
       161 of the Companies Act, Chapter 50, to offer
       and grant options under the Rotary Employee's
       Share Options Scheme [the Scheme] and to issue
       from time to time such number of shares in
       the capital of the Company as may be required
       to be issued pursuant to the exercise of options
       granted by the Company under the Scheme, whether
       granted during the subsistence of this authority
       or otherwise, provided always that the aggregate
       number of additional ordinary shares to be
       issued pursuant to the Scheme shall not exceed
       15% of the total number of issued shares in
       the capital of the Company from time to time;
       [ Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by whichthe next AGM is required by the law]




--------------------------------------------------------------------------------------------------------------------------
 RYOHIN KEIKAKU CO.,LTD.                                                                     Agenda Number:  701565004
--------------------------------------------------------------------------------------------------------------------------
    Security:  J6571N105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  JP3976300008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SECHE ENVIRONNEMENT SA, PARIS                                                               Agenda Number:  701502076
--------------------------------------------------------------------------------------------------------------------------
    Security:  F8211M103                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  FR0000039109
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

       PLEASE NOTE THAT THIS IS AN MIX. THANK YOU.               Non-Voting

O.1    Approve the financial statements and discharge            Mgmt          For                            For
       Directors

O.2    Approve the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.3    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 1.3 per share

O.4    Approve the special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

O.5    Approve the remuneration of the Directors in              Mgmt          For                            For
       the aggregate amount of EUR 60,000

O.6    Grant authority to repurchase up to 10% of issued         Mgmt          For                            For
       share capital

E.7    Grant authority to use up to 3% of issued capital         Mgmt          Against                        Against
       for Restricted Stock Plan

E.8    Grant authority for issuance of equity or equity-linked   Mgmt          For                            For
       securities with preemptive rights up to an
       aggregate nominal amount of EUR 450,000

E.9    Grant authority for the issuance of equity or             Mgmt          Against                        Against
       equity-linked securities without preemptive
       rights up to an aggregate nominal amount of
       EUR 450,000

E.10   Grant authority for the capital increase of               Mgmt          For                            For
       up to 10% of issued capital for future acquisitions

E.11   Approve the Stock Option Plans grants                     Mgmt          Against                        Against

E.12   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.13   Approve to set global limit for capital increase          Mgmt          For                            For
       to result from all issuance requests at approximately
       EUR 1 million

E.14   Approve to reduce the share capital via cancellation      Mgmt          For                            For
       of repurchased shares

E.15   Amend the Articles 4 and 35 of By-laws, regarding:        Mgmt          For                            For
       Company office location and general assembly's
       competence

E.16   Grant authority for the filing of required documents/otherMgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 SECHILIENNE-SIDEC                                                                           Agenda Number:  701528765
--------------------------------------------------------------------------------------------------------------------------
    Security:  F82125109                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  FR0000060402
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 2007, as presented.
       net profit: EUR 48,056,653.00

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Received the special report of the Auditors               Mgmt          Against                        Against
       on agreements governed by Article L.225.38
       of the French Commercial Code, approve the
       agreements entered into or which remained in
       force during the FY

O.4    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the in come for
       the FY be appropriated as follows: earnings
       for the FY: EUR 48,056,653.00 prior retained
       earnings: EUR 29,760,243.00 balance available
       for distribution: EUR 77,816,896.00 legal reserve:
       EUR 947.00 dividends: EUR 33, 655,376.00 retained
       earnings: EUR 4 4,160,573.00 the shareholders
       will receive a net dividend of EUR 1.21 per
       share, and will entitle to the 40% deduction
       provided by t he French Tax Code; this dividend
       will be paid on 12 JUN 2008 as required by
       Law it is reminded that, for the last 3 financial
       years, the dividends paid, were as follows
       :EUR 0.35 for FY 2004 EUR 1.00 for FY 2005
       EUR 1.10 for FY 2006 resolution 5

O.5    Approve to award total annual fees of EUR 30,000.00       Mgmt          For                            For
       to the Members of the Board of Directors

O.6    Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by Article L.225.42.1 of
       the French Commercial Code, relative to the
       allowances of termination in certain cases
       of cessation of the functions of Company officer
       of Mr. Dominique Fond

O.7    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 55.00 maximum number of
       shares to be acquired: 10% of the share capital
       maximum funds invested in the share buybacks:
       EUR 152,978,980.00 [Authority expires at 18
       months period]; to take all necessary measures
       and accomplish all necessary formalities; this
       authorization supersedes the fraction unused
       of the authorization granted by the shareholders'
       meeting of 10 MAY 2007 in its Resolution Number
       8

E.8    Amend the Article number 7 of the Bylaws                  Mgmt          For                            For

E.9    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by cancelling all or
       part of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority expires at 24 months period];
       to take all necessary measures and accomplish
       all necessary formalities

E.10   Authorize the Board of Directors in one or more           Mgmt          For                            For
       transactions, to beneficiaries to be chosen
       by it, options giving the right either to subscribe
       for new shares in the Company to be issued
       through a share capital increase, or to purchase
       existing shares purchased by the Company, it
       being provided that the options shall not give
       rights to a total number of shares, which shall
       exceed 40,000 the present [Authority expires
       at 38 months period]; to cancel the shareholders'
       preferential subscription right s in favour
       of beneficiaries of purchase options; to take
       all necessary measures and accomplish all necessary
       formalities

E.11   Approve the 11th resolution displayed in compliance       Mgmt          For                            For
       to the legal disposals and that the Board of
       Directors recommends not to adopt; authorize
       the Board of Directors to increase the share
       capital, on one or more occasions, at its sole
       discretion, in favour of employees and corporate
       officers of the Company who are Members of
       a Company Savings Plan; [Authority expires
       at 26 months period] and for a nominal amount
       that shall not exceed EUR 250,000.00 the shareholders'
       meeting decides to cancel the shareholders'
       preferential subscription rights in favour
       of employees of the Company; to take all necessary
       measures and accomplish all necessary formalities

E.12   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 SERCO GROUP PLC                                                                             Agenda Number:  701548236
--------------------------------------------------------------------------------------------------------------------------
    Security:  G80400107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-May-2008
        ISIN:  GB0007973794
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual review, accounts and reports           Mgmt          For                            For
       of the Directors for the YE 31 DEC 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For
       of the Company

4.     Elect Mr. Thomas A. Corcoran as a Non-Executive           Mgmt          For                            For
       Director

5.     Re-elect Mr. Leonard V. Broese Van Groenou as             Mgmt          For                            For
       a Non-Executive Director

6.     Re-appoint Deloitte&Touche LLP as the Auditors            Mgmt          For                            For
       of the Company, until the conclusion of the
       next AGM at which accounts are laid before
       the Company

7.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

S.8    Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       of up to 48,534,262 ordinary shares of 2 pence
       each, at a minimum price of 2 pence [exclusive
       of expenses, if any, payable by the Company]
       and the maximum price of an amount equal to
       the higher of a) 5% of the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days and b) the
       amount stipulated by Article 5(1) of the Buy-Back
       and Stabilization Regulations 2003 [in each
       case exclusive of expenses, if any, payable
       by the Company]; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or after 15 months passing of this Resolution];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

9.     Authorize the Directors to allot relevant securities      Mgmt          For                            For
       up to a maximum nominal amount of GBP 3,203,261,
       subject to and in accordance with Article 6
       of the Company's Articles of Association; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 13 AUG 2009]

S.10   Approve to renew, for the period ending at the            Mgmt          For                            For
       conclusion of the next AGM or if sooner on
       13 AUG 2009, the authority and power conferred
       on the Directors by Article 7 of the Company's
       Articles of Association and Section 95 (1)
       of the Companies Act 195, to allot equity securities
       wholly for cash, such powers [other than in
       connection with Article 7(1)(a) of the Company's
       Articles of Association] being limited to an
       aggregate nominal amount of GBP 485,343

11.    Approve and adopt the rules of the Serco Group            Mgmt          For                            For
       plc 2008 Employee Stock Purchase Plan [the
       Plan]; authorize the Directors to do all other
       acts and things necessary or desirable to operate
       the Plan and to make such modifications to
       the plan as they may consider appropriate with
       a view to maintaining compliance with the requirements
       of the US Internal Revenue Code and to establish
       for the benefit of employees in the UK or overseas
       further plans similar to the plan subject to
       such modifications as may be necessary or desirable
       to take account of applicable securities laws,
       exchange control or tax legislation provided
       that any ordinary shares of the Company [the
       shares] made available under such further plans
       are treated as counting any limits on overall
       participation in the plan, the aggregate number
       of shares issued to participants under the
       plan shall not exceed 48,534,262 shares, and
       the Companies whose employees will be eligible
       to participate in the plan shall be US Subsidiaries
       of the Company and any other Subsidiary of
       the Company as designated from time to time
       in accordance with the terms of the Plan

S.12   Amend the Articles of Association, with effect            Mgmt          For                            For
       from the end of this AGM or any adjournment
       thereof, as specified; authorize the Directors,
       for the purposes of Section 175 of the Companies
       Act 2006, certain conflicts specified in that
       Section and amend the Articles of Association
       of the Company by making the amendments as
       set out in Appendix 1 to the notice of the
       meeting

13.    Authorize the Company and any Company which               Mgmt          For                            For
       is or becomes its Subsidiary during the period
       to which this resolution has effect, for the
       purposes of Part 14 of the Companies Act 2006
       during commencing on the date of the passing
       of this resolution and ending on the date of
       the Company's next AGM: to make political donations
       to political parties and/or independent election
       candidates; to make political donations to
       political organizations other than political
       parties; and to incur political expenditure
       up to an aggregate amount of GBP 130,000 for
       the Group as a whole




--------------------------------------------------------------------------------------------------------------------------
 SHUN TAK HLDGS LTD                                                                          Agenda Number:  701416477
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y78567107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Dec-2007
        ISIN:  HK0242001243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the STDM Transactions [including without         Mgmt          For                            For
       limitation the Commission, the STDM Ticket
       Purchases and the Discount] pursuant to the
       terms and conditions of the STDM Agency Agreement
       as amended by the SAA Extension, as specified,
       together with the STDM Commissions payable
       by Shun Tak-China Travel Shipping Investments
       Limited ['STCTS'] to Sociedade de Turismo e
       Diversoes de Macau S.A. ['STDM'] during the
       3 FYs ending 31 DEC 2008, 2009 and 2010 shall
       not exceed HKD 26 million, HKD 30.3 million
       and HKD 33.5 million respectively; the STDM
       Ticket Purchases during the 3 FYs ending 31
       DEC 2008, 2009 and 2010 shall not exceed HKD
       544.5 million, HKD 634.6 million and HKD 701.2
       million respectively; the Discount granted
       by STCTS to STDM during the 3 FYs ending 31
       DEC 2008, 2009 and 2010 shall not exceed HKD
       27.2 million, HKD 31.7 million and HKD 35.1
       million respectively; and authorize the Directors
       [or a duly authorized committee thereof] to
       take all such steps to implement the same and
       to execute all documents or deeds as they may
       consider necessary or appropriate in relation
       thereto and to make any changes, modifications,
       amendments, waivers, variations or extensions
       of such terms and conditions of the STDM Transactions
       as they think fit

2.     Approve, the Fuel Arrangement [including without          Mgmt          For                            For
       limitation the Fuel Arrangement Fee] pursuant
       to the terms and conditions of the Fuel Arrangement
       Agreement as amended by the FAA Extension,
       as specified, together with the Increased Cap
       and the annual cap of Fuel Arrangement Fee
       payable by STCTS to STDM during the FY ending
       31 DEC 2007 be increased to HKD 350 million;
       the Fuel Arrangement Fee payable by STCTS to
       STDM during the 3 FYs ending 31 DEC 2008, 2009
       and 2010 shall not exceed HKD 518.4 million,
       HKD 641.3 million and HKD 802.1 million respectively;
       and authorize the Directors [or a duly authorized
       committee thereof] to take all such steps to
       implement the same and to execute all documents
       or deeds as they may consider necessary or
       appropriate in relation thereto and to make
       any changes, modifications, amendments, waivers,
       variations or extensions of such terms and
       conditions of the Fuel Arrangement as they
       may think fit




--------------------------------------------------------------------------------------------------------------------------
 SHUN TAK HLDGS LTD                                                                          Agenda Number:  701416489
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y78567107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Dec-2007
        ISIN:  HK0242001243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisitions of the HHL-Nomusa Sale           Mgmt          For                            For
       Share, the HHL-NCPM Sale Share and the HHL-NTGPM
       Sale Share [as specified] [the 'HHL Acquisition'],
       on the terms of and subject to the conditions
       of the conditional Sale and Purchase Agreement
       dated 25 JUN 2007 between Ace Wonder Limited,
       an indirect wholly-owned subsidiary of the
       Company [the Purchaser], Hopewell Properties
       [B.V.I.] Limited [HPL], Hopewell Holdings Limited
       [HHL] and the Company, as amended and supplemented
       by the supplemental agreement dated 20 AUG
       2007 to extend the long stop date of the HHL
       Acquisition to 28 DEC 2007 [together the HHL
       Agreement, as specified and which were produced
       to the meeting], pursuant to which the Purchaser
       agreed to acquire and HPL agreed to sell and/or
       procure the sale of the HHL-Nomusa Sale Share,
       the HHL-NCPM Sale Share and the HHL-NTGPM Sale
       Share, and the Company and HHL agreed to guarantee
       the obligations of the Purchaser and HPL respectively
       under the HHL Agreement; and authorize the
       Directors [or a duly authorised Committee thereof]
       to take all such steps to implement the HHL
       Agreement and the transactions thereunder to
       execute all documents or deeds as they may
       consider necessary or appropriate in relation
       thereto and to make any changes, modifications,
       amendments, waivers, variations or extensions
       of such terms and conditions as they think
       fit

2.     Approve the acquisitions of the STDM-Fast Shift           Mgmt          For                            For
       Sale Share and the STDM-Fast Shift Loans [as
       specified] [the STDM Acquisition], on the terms
       of and subject to the conditions of the conditional
       Sale and Purchase Agreement dated 26 JUN 2007
       [the STDM Agreement] between the Purchaser,
       Rapid Success Investments Limited [Rapid Success],
       Sociedade de Turismo e Diversoes de Macau,
       S.A. [STDM] and the Company [as specified],
       pursuant to which the Purchaser agreed to acquire
       and Rapid Success agreed to sell the STDM-Fast
       Shift Sale Share and the STDM-Fast Shift Loans
       and the Company and STDM agreed to guarantee
       the obligations of the Purchaser and Rapid
       Success respectively under the STDM Agreement;
       and authorize the Directors [or a duly authorised
       Committee thereof] to take all such steps to
       implement the STDM Agreement and the transactions
       thereunder to execute all documents or deeds
       as they may consider necessary or appropriate
       in relation thereto and to make any changes,
       modifications, amendments, waivers, variations
       or extensions of such terms and conditions
       as they think fit




--------------------------------------------------------------------------------------------------------------------------
 SHUN TAK HLDGS LTD                                                                          Agenda Number:  701560826
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y78567107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  HK0242001243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the FYE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.1    Re-elect Dr. Ho Hung Sun, Stanely as a Director           Mgmt          For                            For
       of the Company

3.2    Re-elect Ms. Ho Chiu King, Pansy as a Director            Mgmt          For                            For
       of the Company

3.3    Re-elect Mr. Chan Wai Lun, Anthony as a Director          Mgmt          Against                        Against
       of the Company

3.4    Re-elect Mr. Ho Hau Chong, Norman as a Director           Mgmt          For                            For
       of the Company

4.     Re-appoint H.C. Watt & Company as the Auditors            Mgmt          For                            For
       and approve to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company on The Stock Exchange
       of Hong Kong Limited or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission under the Hong Kong
       Code on Share Repurchases for such purposes,
       subject to and in accordance with all applicable
       laws and regulations, at such price as the
       Directors may at their discretion determine
       in accordance with all applicable laws and
       regulations, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Companies Ordinance to be held]

6.I    Authorize the Directors, pursuant to Section              Mgmt          Against                        Against
       57B of the Companies Ordinance, to allot, issue
       and deal with additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding the aggregate of a) 20% of the
       aggregate nominal amount of the issued share
       capital of the Company; plus b) the nominal
       amount of share capital repurchased [up to
       10% of the aggregate nominal amount of the
       issued share capital], otherwise than pursuant
       to i) a rights issue; or ii) the exercise of
       any rights of subscription or conversion rights
       under any warrants, bonds, debentures, notes
       and other securities which carry rights to
       subscribe for or are convertible into shares
       of the Company; or iii) the exercise of options
       or similar arrangement; or iv) any scrip dividend
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Companies Ordinance to be held]

6.II   Authorize the Directors of the Company to exercise        Mgmt          Against                        Against
       the powers of the Company referred to in Resolution
       6.I in respect of the share capital of the
       Company referred to in such resolution

7.     Approve, until the shareholders of the Company            Mgmt          For                            For
       in AGM otherwise determines, the Directors'
       fees for the FYE 31 DEC 2008 at HKD 200,000
       be payable for each Independent Non-Executive
       Director and HKD 5,000 for each other Director;
       other Directors' remuneration to be fixed by
       the Board of Directors of the Company




--------------------------------------------------------------------------------------------------------------------------
 SIF 1 BANAT-CRISANA S.A., ARAD                                                              Agenda Number:  701467424
--------------------------------------------------------------------------------------------------------------------------
    Security:  X7843V101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  ROSIFAACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS             Non-Voting
       REQUIRED IN THE ROMANIAN MARKET. SOME SUBCUSTODIANS
       REQUIRE THE POA TO BE COMPLETED BY THE BENEFICIAL
       OWNERS IN ORDER TO PROCESS YOUR VOTING INSTRUCTIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO FIND OUT IF A POA IS NEEDED TO EXECUTE YOUR
       VOTING INSTRUCTIONS. IF THE ENGLISH VERSION
       OF THE POA IS SUBMITTED, THE POA MUST BE NOTARIZED,
       APOSTILLIZED AND FURTHER TRANSLATED INTO ROMANIAN.
       IF ROMANIAN VERSION OF THE POA IS SUBMITTED,
       NOTARIZATION IS SUFFICIENT. THE POA MUST BE
       FORWARDED TO THE APPROPRIATE SUBCUSTODIAN FOR
       PROCESSING. ABSENCE OF A POA, MAY CAUSE YOUR
       INSTRUCTIONS TO BE REJECTED. PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR ASSISTANCE
       IN PROCESSING THE REQUIRED DOCUMENTS

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve to increase the share capital with RON            Mgmt          Against                        Against
       54,884,926.80, from RON 54,884,926.80 to RON
       109,769,853.60, by issuing 548.849.268 new
       shares with a face value of RON 0.1, by capitalization
       of the Company's reserves constituted during
       year 2007, each shareholder will receive 1
       new share for each share held at the registration
       date which will be established in the present
       Meeting

2.     Approve to update the Company's By-Laws in connection     Mgmt          Against                        Against
       with the share capital modification

3.     Approve to modify the 3rd Article from the Company's      Mgmt          For                            For
       By-Laws by adding the mention: the limits indicated
       on the 3rd, 4th, and 5th Paragraphs will be
       modified to 2% at the date when the law will
       allow it

4.     Approve to modify the 18th Paragraph of the               Mgmt          For                            For
       6th Articles from the Company's By-Laws as
       follows: the required quorum and majority for
       the EGM are established by the law

5.     Approve to delete from the Company's By-Laws              Mgmt          For                            For
       the wording Censor/Censors/Censors Commission
       from Articles 6, 7 and 8

6.     Authorize Mr. Ioan Cuzman, President and General          Mgmt          For                            For
       Director, to sign the Addendums to the Company's
       By-Laws and also the updated By-Laws and to
       make all the necessary steps in order to register
       the meeting's decisions

7.     Approve the 14 MAY 2008 as the registration               Mgmt          For                            For
       date




--------------------------------------------------------------------------------------------------------------------------
 SIF 1 BANAT-CRISANA S.A., ARAD                                                              Agenda Number:  701467981
--------------------------------------------------------------------------------------------------------------------------
    Security:  X7843V101                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  ROSIFAACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A MEETING SPECIFIC POWER OF ATTORNEY (POA) IS             Non-Voting
       REQUIRED IN THE ROMANIAN MARKET. SOME SUBCUSTODIANS
       REQUIRE THE POA TO BE COMPLETED BY THE BENEFICIAL
       OWNERS IN ORDER TO PROCESS YOUR VOTING INSTRUCTIONS.
       PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       TO FIND OUT IF A POA IS NEEDED TO EXECUTE YOUR
       VOTING INSTRUCTIONS. IF THE ENGLISH VERSION
       OF THE POA IS SUBMITTED, THE POA MUST BE NOTARIZED,
       APOSTILLIZED AND FURTHER TRANSLATED INTO ROMANIAN.
       IF ROMANIAN VERSION OF THE POA IS SUBMITTED,
       NOTARIZATION IS SUFFICIENT. THE POA MUST BE
       FORWARDED TO THE APPROPRIATE SUBCUSTODIAN FOR
       PROCESSING. ABSENCE OF A POA, MAY CAUSE YOUR
       INSTRUCTIONS TO BE REJECTED. PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR ASSISTANCE
       IN PROCESSING THE REQUIRED DOCUMENTS

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the financial statements for 2007 based           Mgmt          For                            For
       on the reports presented by the Board, President
       and Auditors

2.     Approve the profit distribution                           Mgmt          For                            For

3.     Approve the dividend payments within maximum              Mgmt          For                            For
       6 month from the date of the Meeting

4.     Approve to release the administration of the              Mgmt          For                            For
       Members of the Board for the year 2007

5.     Approve the income and expenses budget and of             Mgmt          For                            For
       the Activity Program for 2008

6.     Approve the Administrators' remuneration for              Mgmt          For                            For
       2008

7.     Approve the supplementary remuneration limit              Mgmt          For                            For
       for the Members of the Board and Directors
       of the Company

8.     Approve to apply the Article 160 from the reviewed        Mgmt          For                            For
       Law 31/1990 by non appointing Censors as, according
       to the 8th decision of the OGM held on 28 APR
       2007, it was already appointed a Financial
       Auditor for a period of 2 years

9.     Approve 14 MAY 2008 as the registration date              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SINO GOLD MINING LTD, SYDNEY NSW                                                            Agenda Number:  701436493
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q8505T101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  24-Jan-2008
        ISIN:  AU000000SGX4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purpose of Listing Rule 7.4              Mgmt          For                            For
       of ASX Limited, and for all other purposes,
       to issue and allot up to a maximum of 14,189,650
       fully paid ordinary shares in the Company on
       the basis that 0.2222 of a share in the Company
       will be issued for each share acquired in Golden
       China Resources Corporation ARBN 119 827 851
       [Golden China] pursuant to the takeover offer
       made by the Company for Golden China

2.     Approve, for the purpose of Listing Rule 7.4              Mgmt          For                            For
       of ASX Limited, and for all other purposes,
       to issue and allot 918,803 compensation options
       on the terms as specified

3.     Approve, for the purpose of Listing Rule 7.4              Mgmt          For                            For
       of ASX Limited, and for all other purposes,
       to issue and allot 451,897 employee stock options
       on the terms as specified

4.     Approve, for the purpose of Listing Rule 7.4              Mgmt          For                            For
       of ASX Limited, for all other purposes, to
       issue and allot 783,255 warrants on the terms
       as specified

5.     Approve, for the purpose of Listing Rule 7.4              Mgmt          For                            For
       of ASX Limited, and for all other purposes,
       to issue and allot to investors in Australia
       for whom a disclosure document is not required
       under Chapter 6D of the Corporations Act and
       institutional investors in certain other jurisdictions
       on or about 19 DEC 2007 of 9,790,000 fully
       paid ordinary shares at AUD 6.45 per share

6.     Approve, for the purpose of Listing Rule 7.1              Mgmt          For                            For
       of ASX Limited, for all other purposes, to
       issue and allot to investors in Australia for
       whom a disclosure document is not required
       under Chapter 6D of the Corporations Act and
       institutional investors in certain other jurisdictions
       of 16,669,459 fully paid ordinary shares at
       AUD 6.45 per share

7.     Approve to revoke Resolution 9 that was approved          Mgmt          For                            For
       by the Company's shareholders at the AGM held
       on 30 MAY 2007, pursuant to Hong Kong Listing
       Rule 13.36, shareholders granted to the Directors
       a general mandate to issue securities in the
       Company during the 12 months period expiring
       at the next AGM to 15% of the issued shares
       in the Company




--------------------------------------------------------------------------------------------------------------------------
 SINO LAND COMPANY LIMITED                                                                   Agenda Number:  701386066
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y80267126                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Nov-2007
        ISIN:  HK0083000502
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the Directors' and Independent Auditor's
       reports for the YE 30 JUN 2007

2.     Declare a final dividend of HKD 0.3 per ordinary          Mgmt          For                            For
       share with an option for scrip dividend

3.i    Re-elect The Honourable Ronald Joseph Arculli             Mgmt          For                            For
       [GBS, CVO, OBE, JP] as a Director

3.ii   Re-elect Mr. Raymond Tong Kwok Tung as a Director         Mgmt          For                            For

3.iii  Re-elect Mr. Thomas Tang Wing Yung as a Director          Mgmt          For                            For

3.iv   Authorize the Board to fix the Directors' remuneration    Mgmt          For                            For

4.     Re-appoint Deloitte Touche Tohmatsu as Auditor            Mgmt          For                            For
       for the ensuing year and authorize the Board
       to fix their remuneration

5.i    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission and the Stock Exchange for this
       purposes, subject to and in accordance with
       all applicable Laws and requirements of the
       Rules Governing the Listing of Securities on
       the Stock Exchange or of any other stock exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is to be held by law]

5.ii   Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares of the
       Company, to allot, issue or grant securities
       of the Company, including bonds, debentures
       and notes convertible into shares of the Company
       and make or grant offers, agreements and options
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company otherwise
       than pursuant to any shares which may be issued
       on the exercise of the subscription rights
       under the Company's warrants or pursuant to
       any scrip dividend scheme or pursuant to a
       rights issue or pursuant to the exercise of
       any share options scheme adopted by the Company
       or pursuant to any rights of conversion under
       any existing convertible bonds, debentures
       or notes of the Company, and provided further
       that these powers of the Directors and this
       general mandate shall be subject to the restrictions
       that the aggregate nominal amount of shares
       allotted or agreed to be allotted or issued
       pursuant thereto, whether by way of option
       or conversion or otherwise, shall not exceed
       20% of the aggregate nominal amount of share
       capital of the Company in issue as at the date
       of passing this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is to be held by
       law]

5.iii  Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5.1 and 5.2, to add the aggregate nominal amount
       of the share capital of the Company repurchased
       by the Company pursuant to Resolution 5.1 [up
       to a maximum 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of this resolution], to the
       aggregate nominal amount of the share capital
       of the Company that may be allotted pursuant
       to Resolution 5.2




--------------------------------------------------------------------------------------------------------------------------
 SOCO INTERNATIONAL PLC                                                                      Agenda Number:  701511188
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8248C101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  14-Apr-2008
        ISIN:  GB0000394469
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the proposed disposal by the Company              Mgmt          For                            For
       of SOCO Yemen Pty limited on the terms and
       conditions contained in the sale and purchase
       agreement dated 01 FEB 2008 between the Company
       and Sinochem Petroleum Limited and set out
       in the circular to the Company's shareholders
       dated 26 MAR 2008 and with such non-material
       amendments thereto as the Directors of the
       Company [or any duly constituted committee
       thereof] may consider appropriat




--------------------------------------------------------------------------------------------------------------------------
 SOCO INTERNATIONAL PLC                                                                      Agenda Number:  701567111
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8248C101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  GB0000394469
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Director's report and               Mgmt          For                            For
       the accounts for the YE 31 DEC 2007

2.     Approve the Director's remuneration report included       Mgmt          For                            For
       in the annual report and the accounts for the
       YE 31 DEC 2007

3.     Re-appoint Mr. Peter E. Kingston as a Director            Mgmt          Against                        Against

4.     Re-appoint Mr. John C. Norton as a Director               Mgmt          For                            For

5.     Re-appoint Mr. John C. Snyder as a Director               Mgmt          For                            For

6.     Re-appoint Mr. Olivier M. G. Barbaroux as a               Mgmt          For                            For
       Director

7.     Re-appoint Mr. Ettore P. M. Contini as a Director         Mgmt          For                            For

8.     Re-appoint Mr. Robert M. Cathery as a Director            Mgmt          For                            For

9.     Re-appoint Mr. Martin J. D. Roberts as a Director         Mgmt          For                            For

10.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       and authorize the Directors to fix their remuneration

11.    Approve to increase the maximum aggregate annual          Mgmt          For                            For
       sum payable to Directors by way of fees for
       their services as the Directors in terms of
       Article 96.1 of the Company's Articles of Association
       to GBP 650,000

12.    Authorize the Directors, in substitution for              Mgmt          For                            For
       the existing authority, under Section 80 of
       the Companies Act 1985, to allot relevant securities
       [Section 80 of the Companies Act 1985] up to
       an aggregate nominal amount of GBP 4,858,191;
       [Authority expires on 23 JUN 2013]; and the
       Board may allot relevant securities after the
       expiry of this authority in pursuance of such
       an offer or agreement made prior to such expiry

S.13   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of previous Resolution, to allot equity securities
       [Section 94(2) of the Companies Act 1985] for
       cash and sell treasury shares for cash [Section
       162(D) of the Companies Act 1985] disapplying
       the statutory pre-emption rights [Section 89(1)]
       of the Companies Act, 1985, provided that this
       power is limited to the allotment of equity
       securities and the sale of treasury shares
       for cash: i) in connection with a rights issue
       in favor of ordinary shareholders; and ii)
       up to an aggregate nominal amount of GBP 728,729;
       [Authority expires on 23 JUN 2013]; and the
       Directors may allot equity securities and sell
       treasury shares for cash after the expiry of
       this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make one
       or more market purchases [Section 163 of the
       Companies Act 1985] of 7,287,000 ordinary shares
       of GBP 0.20 each in the capital of the Company
       [Ordinary Shares], at a minimum price which
       may be paid for each ordinary share of GBP
       0.20 [exclusive of all expenses] and up to
       105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 23 DEC 2009]; and the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.15   Approve, with effect from 01 OCT 2008, that               Mgmt          For                            For
       the Company's Articles of Association be amended
       by inserting the New Article 108.7 as specified




--------------------------------------------------------------------------------------------------------------------------
 SONAE SGPS SA, MAIA                                                                         Agenda Number:  701408963
--------------------------------------------------------------------------------------------------------------------------
    Security:  X82198106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  14-Dec-2007
        ISIN:  PTSON0AE0001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Demerger project of the Company,              Mgmt          No vote
       involving the Demerger of the shareholding
       in Sonae Capital, SGPS SA, presented by the
       Board of Directors

2.     Elect the Members of the Corporate bodies of              Mgmt          No vote
       the Company resulting from the Demerger to
       the first term of office and elect the Members
       of the Remunerations Committee

       Please note that any client that votes at this            Non-Voting
       meeting the beneficial owner details will be
       provided to the company along with your voting
       instructions.




--------------------------------------------------------------------------------------------------------------------------
 SONAE SGPS SA, MAIA                                                                         Agenda Number:  701491209
--------------------------------------------------------------------------------------------------------------------------
    Security:  X82198106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  PTSON0AE0001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE CONDITIONS FOR THE MEETING:          Non-Voting
       MINIMUM SHARES/ VOTING RIGHT: 1/1

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the annual report, individual and consolidated    Mgmt          No vote
       accounts for 2007

2.     Approve the profit appropriation                          Mgmt          No vote

3.     Approve to assess the Management Board and Supervirosy    Mgmt          No vote
       Board performance

4.     Elect members to the statutory governing bodies           Mgmt          No vote
       of the Company and to the shareholders remuneration
       committee to fill any vacancies occured before
       the shareholders AGM

5.     Grant authority to purchase and sale of own               Mgmt          No vote
       shares up to the limit of 10%

6.     Grant authority to purchase and sale of Bonds             Mgmt          No vote
       issued by the Company up to the limit of 10%

7.     Grant authority to purchase and or holding of             Mgmt          No vote
       shares of the Company by affiliated Companies

8.     Approve the granting of own shares up to the              Mgmt          No vote
       limit of 1% of the Companys share capital to
       employees of the Company or affiliated Companies

9.     Adopt the compensation policy and appliled by             Mgmt          No vote
       the shareholders Remuneration Committee in
       relation to the members of the statutory governing
       bodies and in relation to Other Senior Managers
       [Dirigentes]

10.    Approve the basis of remunerating the members             Mgmt          No vote
       of the shareholders

11.    Approve the conversion of the Company shares              Mgmt          No vote
       from bearer to nominal and to make the necessary
       amendments to paragraph 1 of Article 7 conditions
       for the meeting




--------------------------------------------------------------------------------------------------------------------------
 SONOVA HOLDING AG, STAEFA                                                                   Agenda Number:  701586452
--------------------------------------------------------------------------------------------------------------------------
    Security:  H8024W106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Jun-2008
        ISIN:  CH0012549785
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 470906, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the business report, the accounts of              Mgmt          No vote
       the Group and the annual accounts 2007, as
       well as the reports of the Group Auditor and
       the Auditors

2.     Approve the appropriation of the balance profit           Mgmt          No vote

3.     Grant discharge to the Members of the Bboard              Mgmt          No vote
       of Directors and the Management Board

4.     Re-elect Mr. Heliane Canepa as a Member of the            Mgmt          No vote
       Board of Directors

5.     Elect the Group Auditors and the Group Auditor            Mgmt          No vote

6.     Approve the modification of the By-Laws                   Mgmt          No vote

7.     Approve to reduce the share capital by a share            Mgmt          No vote
       repurchase program only shares listed as registered
       in the register of shareholders of the Company
       carry a voting right

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET.  PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.




--------------------------------------------------------------------------------------------------------------------------
 SPERIAN PROTECTION, VILLEPINTE                                                              Agenda Number:  701310978
--------------------------------------------------------------------------------------------------------------------------
    Security:  F0635W106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Jul-2007
        ISIN:  FR0000060899
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Approve to change the Company's Corporate name            Mgmt          For                            For
       and amend Article 2 of the By-Laws as follows:
       [Corporate name is Sperian Protection]

2.     Authorize the Bearer of an original, a copy               Mgmt          For                            For
       or extract of the minutes of this meeting to
       carry out all filings, publications and other
       formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 SPICE PLC                                                                                   Agenda Number:  701337037
--------------------------------------------------------------------------------------------------------------------------
    Security:  G834BB108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Sep-2007
        ISIN:  GB00B01YR877
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements of             Mgmt          For                            For
       the Company for the YE 29 APR 2007, together
       with the reports of the Directors and of the
       Auditors thereon

2.     Declare a final dividend for the YE 29 APR 2007           Mgmt          For                            For
       of 3.0 pence per ordinary share, to be paid
       on 18 SEP 2007 to Members whose names appear
       on the register of Members at the close of
       business on 07 SEP 2007

3.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors to the Company, until the conclusion
       of the next general meeting at which the financial
       statements are laid before the Company and
       authorize the Directors to determine their
       remuneration

4.     Re-elect Mr. Simon Rigby as a Director, who               Mgmt          For                            For
       retires by rotation, in accordance with the
       Articles 111 and 112 of the Company's Articles
       of Association

5.     Re-elect Mr. John Taylor as a Director                    Mgmt          For                            For

6.     Re-appoint Mr. Michael Shallow as a Director              Mgmt          For                            For

7.     Re-appoint Mr. Tim Huddart as a Director                  Mgmt          For                            For

8.     Authorize the Directors, subject and in accordance        Mgmt          For                            For
       with Article 16 of the Articles of Association
       of the Company, in accordance with Section
       80 of the Companies Act 1985 [in substitution
       for any existing authority to allot relevant
       securities] to allot relevant securities [Section
       80 of the Companies Act 1985] up to an aggregate
       nominal amount of GBP 1,764,399.29; [Authority
       expires at the conclusion of the AGM of the
       Company to be held in 2008 or 31 OCT 2008];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.9    Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 8 and in accordance with Article
       17 of the Articles of Association of the Company
       and pursuant to Section 95 of the Companies
       Act 1985, to allot equity securities [Section
       94(2) of the Companies Act 1985] of the Company
       for cash pursuant to the authority conferred
       by Resolution 8, disapplying the statutory
       pre-emption rights [Section 89(1)of the Companies
       Act 1985], provided that this power is limited
       to the allotment of equity securities: i) in
       connection with a rights issue, open offer
       or other pre-emptive offers in favor of ordinary
       shareholders; and ii) up to an aggregate nominal
       amount of GBP 267,333.23; [Authority expires
       at the conclusion of the AGM of the Company
       to be held in 2008 or 31 OCT 2008]; and the
       Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.10   Amend, with effect from the passing of this               Mgmt          For                            For
       resolution, the Articles of Association of
       the Company by deleting in it's entirely Article
       109 [headed Age Limit for Directors], the remaining
       Articles to retain their existing numbering,
       and by deleting the reference to Article 109
       in Article 111.1.2




--------------------------------------------------------------------------------------------------------------------------
 ST.GALLER KANTONALBANK                                                                      Agenda Number:  701490803
--------------------------------------------------------------------------------------------------------------------------
    Security:  H82646102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  23-Apr-2008
        ISIN:  CH0011484067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438771, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          No vote
       statements and consolidated financial statements
       for the business year of 2007

2.     Acknowledge the reports of the Auditors and               Mgmt          No vote
       the Group Auditors

3.     Approve the annual report and consolidated financial      Mgmt          No vote
       statements

4.     Approve the annual financial statements                   Mgmt          No vote

5.     Grant discharge from liability of the Members             Mgmt          No vote
       of the Board of Directors

6.     Approve the decision of appropriation of balance          Mgmt          No vote
       sheet profit

7.1    Elect Dr. Claudia Zogg-Wetter as a Member of              Mgmt          No vote
       the Board of Directors

7.2    Elect Dr. Niklaus Faeh as a Member of the Board           Mgmt          No vote
       of Directors

7.3    Elect PricewaterhouseCoopers AG as the Auditing           Mgmt          No vote
       Agency

7.4    Elect PricewaterhouseCoopers AG as the Group              Mgmt          No vote
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 STADA-ARZNEIMITTEL AG, BAD VILBEL                                                           Agenda Number:  701571134
--------------------------------------------------------------------------------------------------------------------------
    Security:  D76226113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Jun-2008
        ISIN:  DE0007251803
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Submission of the adopted annual financial statements     Non-Voting
       and the consolidated annual financial statements
       as at 31 December 2007, together with the management
       report and the consolidated management report
       with the explanatory report of the Executive
       Board regarding the statements pursuant to
       section 289, para. 4, section 315, para. 4
       of the German Commercial Code (Handelsgesetz
       - HGB) as well as the report of the Supervisory
       Board for the financial year 2007

2.     Resolution on the appropriation of the annual             Mgmt          For                            For
       balance sheet profits

3.     Resolution formally granting discharge (Entlastung)       Mgmt          For                            For
       to the members of the Executive Board for the
       2007 financial year

4.     Resolution formally granting discharge (Entlastung)       Mgmt          For                            For
       to the members of the Supervisory Board for
       the 2007 financial year

5.     Appointment of the auditor for the 2008 financial         Mgmt          For                            For
       year

6.     Cancellation of the existing authorisation to             Mgmt          For                            For
       acquire and dispose of own shares; new resolution
       on the authorisation to acquire and dispose
       of own shares

7.     The passing of resolutions on the cancellation            Mgmt          For                            For
       of the existing authorised capital and the
       creation of a new authorised capital as well
       as the corresponding amendments to the articles
       of association

8.     Authorisation to issue bonds with warrants and/or         Mgmt          For                            For
       convertible bonds and at the same time creation
       of Conditional Capital 2008/II, renaming of
       the hitherto existing Conditional Capital and
       corresponding amendments to the articles of
       association

9.A    New elections to the Supervisory Board: Dr.               Mgmt          For                            For
       Martin Abend

9.B    New elections to the Supervisory Board: Dr.               Mgmt          For                            For
       Eckhard Brueggemann

9.C    New elections to the Supervisory Board: Mr.               Mgmt          For                            For
       Uwe E. Flach

9.D    New elections to the Supervisory Board: Dr.               Mgmt          For                            For
       K.F. Arnold Hertzsch

9.E    New elections to the Supervisory Board: Mr.               Mgmt          For                            For
       Dieter Koch

9.F    New elections to the Supervisory Board: Mr.               Mgmt          For                            For
       Constantin Meyer




--------------------------------------------------------------------------------------------------------------------------
 STX ENGINE CO LTD                                                                           Agenda Number:  701479950
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8177P107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Mar-2008
        ISIN:  KR7077970002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 4th income statement, balance sheet,          Mgmt          For                            For
       proposed disposition of retained earning, financial
       statement expected dividend: KRW 375 per ordinary
       and preferred share

2.     Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation

3.     Elect 2 External Directors                                Mgmt          For                            For

4.     Approve the limit of remuneration for the Directors       Mgmt          For                            For

5.     Approve the limit of remuneration for the Auditors        Mgmt          For                            For

6.     Approve the plan for spin-off as specified                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 STX SHIPBUILDING CO LTD                                                                     Agenda Number:  701479924
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8177L106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Mar-2008
        ISIN:  KR7067250001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 41st income statement, balance sheet,         Mgmt          For                            For
       proposed disposition of retained earnings and
       financial statement

2.     Approve the partial amendment to Articles of              Mgmt          For                            For
       Incorporation

3.     Elect the Directors [ 2 Executive Directors               Mgmt          For                            For
       and 3 Outside Directors]

4.     Elect the Audit Committee Member [ 3 Outside              Mgmt          For                            For
       Directors]

5.     Approve the limit of remuneration for the Directors       Mgmt          For                            For

6.     Approve the limit of remuneration for the Auditors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMCO CORPORATION                                                                           Agenda Number:  701527953
--------------------------------------------------------------------------------------------------------------------------
    Security:  J76896109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  JP3322930003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          Against                        Against

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI PPTYS LTD                                                                      Agenda Number:  701382575
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y82594121                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Dec-2007
        ISIN:  HK0016000132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of Directors and the Auditors
       for the YE 30 JUN 2007

2.     Declare the final dividend                                Mgmt          For                            For

3.I.A  Re-elect Mr. Yip Dicky Peter as Director                  Mgmt          Against                        Against

3.I.B  Re-elect Professor Wong Yue-chim, Richard as              Mgmt          For                            For
       Director

3.I.C  Re-elect Dr. Li Ka-Cheung, Eric as a Director             Mgmt          For                            For

3.I.D  Re-elect Mr. Chan Kui-Yuen, Thomas as a Director          Mgmt          For                            For

3.I.e  Re-elect Mr. Kwong Chun as a Director                     Mgmt          For                            For

3.II   Approve to fix Directors' fees [the proposed              Mgmt          For                            For
       fees to be paid to each Director, each Vice-Chairman
       and the Chairman for the FY ending 30 JUN 2008
       are HKD 100,000, HKD 110,000 and HKD 120,000
       respectively]

4.     Re-appoint Auditors and to authorize the Board            Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases pursuant to the approval
       of this resolution, subject to and in accordance
       with all applicable laws and regulations, not
       exceeding 10% of the aggregate nominal amount
       of the issued share capital at the date of
       passing this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM of the Company is required by
       its Articles of Association or by the laws
       of Hong Kong to be held]

6.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements,
       options, and warrants, during and after the
       relevant period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company; plus the nominal amount of share capital
       repurchased by the Company [up to 10% of the
       aggregate nominal amount of the issued share
       capital of the Company], otherwise than pursuant
       to i) a rights issue; or ii) any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company; or iii) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       required by its Articles of Association or
       by the Laws of Hong Kong to be held]

7.     Authorize the Directors to exercise the powers            Mgmt          Against                        Against
       of the Company referred to in Resolution 6
       in respect of the share capital of the Company,
       as specified

S.8    Amend the Articles 2, 27, 95, 103(A)(ii), 103(D),         Mgmt          For                            For
       104(A), 108, 110, 119, 121(B), 170  of Association
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 SURUGA BANK LTD.                                                                            Agenda Number:  701622688
--------------------------------------------------------------------------------------------------------------------------
    Security:  J78400108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Jun-2008
        ISIN:  JP3411000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Allow Use of Electronic Systems        Mgmt          For                            For
       for Public Notifications

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          Against                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Against                        Against
       Directors and Corporate         Auditors

5      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 SYNGENTA AG, BASEL                                                                          Agenda Number:  701504246
--------------------------------------------------------------------------------------------------------------------------
    Security:  H84140112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  CH0011037469
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 440959, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, including the annual           Mgmt          No vote
       financial statements, the compensation report
       and the Group consolidated financial statements
       for the year 2007

2.     Grant discharge to the Members of the Board               Mgmt          No vote
       of Directors and the Executive Committee

3.     Approve the reduction of share capital by cancellation    Mgmt          No vote
       of repurchased shares

4.     Approve the appropriation of the balance sheet            Mgmt          No vote
       profit 2007 and dividend decision

5.     Approve a share repurchase program                        Mgmt          No vote

6.A    Re-elect Mr. Martin Taylor to the Board of Directors      Mgmt          No vote

6.B    Re-elect Mr. Peter Thompson to the Board of               Mgmt          No vote
       Directors

6.C    Re-elect Mr. Rolf Watter to the Board of Directors        Mgmt          No vote

6.D    Re-elect Mr. Felix A. Weber to the Board of               Mgmt          No vote
       Directors

6.E    Elect Mr. Michael Mack to the Board of Directors          Mgmt          No vote

7.     Ratify Ernst Young AG as the Auditors for fiscal          Mgmt          No vote
       year 2008

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SYNTHES INC                                                                                 Agenda Number:  701506644
--------------------------------------------------------------------------------------------------------------------------
    Security:  87162M409                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Apr-2008
        ISIN:  US87162M4096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 456487 DUE TO RECEIPT OF DIRECTORS NAMES
       AND CHANGE IN VOTING STATUS. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Report on the business year 2007                          Non-Voting

2.     Guest Speaker Dr. Gianluca Maestretti, Freiburger         Non-Voting
       Spital

3.     Approve the report on the FY, the annual accounts         Mgmt          For                            For
       and the consolidated accounts for 2007

4.     Receive the report on the dividend approved               Non-Voting
       by the Board of Directors

5.A    Re-elect Dr. Roland Broenimann to the Board               Mgmt          Against                        Against
       of Directors

5.B    Re-elect Mr. Robert Bland to the Board of Directors       Mgmt          For                            For

5.C    Elect Mr. Amy Wyss to the Board of Directors              Mgmt          For                            For

6.     Ratify the selection of Ernst + Young as the              Mgmt          For                            For
       Auditors for 2008

7.     Miscellaneous                                             Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SYSMEX CORPORATION                                                                          Agenda Number:  701618285
--------------------------------------------------------------------------------------------------------------------------
    Security:  J7864H102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  JP3351100007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Corporate Auditor                               Mgmt          For                            For

2.2    Appoint a Corporate Auditor                               Mgmt          For                            For

2.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TELENET GROUP HOLDING NV, MECHELEN                                                          Agenda Number:  701333027
--------------------------------------------------------------------------------------------------------------------------
    Security:  B89957110                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Aug-2007
        ISIN:  BE0003826436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Receive the Special Board report                          Mgmt          No vote

2.     Approve to decrease the capital with an amount            Mgmt          No vote
       to be decided upon by the general meeting

3.     Approve to change the number and exercise price           Mgmt          No vote
       of Class A options

4.     Approve to change the number and the subscription         Mgmt          No vote
       price of Class A Profit Certificates

5.     Approve to change the maximum number of shares            Mgmt          No vote
       to be issued in relation to Class A Profit
       Certificates

6.     Amend a resolution relating to capital decrease           Mgmt          No vote
       subject to the condition precedent

7.     Approve to change the number and exercise price           Mgmt          No vote
       of Class B Options

8.     Approve to change the number and subscription             Mgmt          No vote
       price of Class B Profit Certificates

9.     Approve to change the maximum number of shares            Mgmt          No vote
       to be issued in relation to Class B Profit
       Certificates

10.    Amend a resolution relating to the capital decrease       Mgmt          No vote
       subject to condition precedent

11.    Amend the Articles of Association in order to             Mgmt          No vote
       reflect the changes

12.    Approve the special clauses regarding Facility            Mgmt          No vote
       Agreement in the event of a change of control

13.    Grant authority to execute Resolution 12 and              Mgmt          No vote
       filling of required documents/formalities as
       trade registry

14.    Authorize the Board of Directors to execute               Mgmt          No vote
       decisions taken at this general meeting

15.    Approve the resignation and nomination of the             Mgmt          No vote
       Directors

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       13 SEP 2007.  CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF SECOND CALL DATE. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TELENET GROUP HOLDING NV, MECHELEN                                                          Agenda Number:  701425248
--------------------------------------------------------------------------------------------------------------------------
    Security:  B89957110                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Dec-2007
        ISIN:  BE0003826436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       21 JAN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Receive Special Directors' and the Auditors'              Mgmt          No vote
       reports

2.     Approve issuance of warrants named Share Options          Mgmt          No vote
       2007

3.     Approve increase of capital in connection with            Mgmt          No vote
       issuance of warrants

4.     Approve to eliminate preemptive rights in relation        Mgmt          No vote
       to issuance of warrants

5.     Grant warrants                                            Mgmt          No vote

6.     Authorize the Board to execute approved resolutions       Mgmt          No vote

7.     Approve change of Control Clause following Article        Mgmt          No vote
       556 of Company Law

8.     Approve extension of authorization to increase            Mgmt          No vote
       capital approved by EGM on 31 MAY 2007




--------------------------------------------------------------------------------------------------------------------------
 TELENET GROUP HOLDING NV, MECHELEN                                                          Agenda Number:  701576590
--------------------------------------------------------------------------------------------------------------------------
    Security:  B89957110                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  29-May-2008
        ISIN:  BE0003826436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX. THANK YOU.               Non-Voting

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL FOR
       EGM ON 25 JUN 2008. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

A.1    Communication of and discussion on the annual             Non-Voting
       report of the Board of Directors and the report
       of the Statutory Auditors on the statutory
       financial statements for the FYE on 31 DEC
       2007

A.2    Approve the statutory financial statements of             Mgmt          No vote
       the Company for the FYE on 31 DEC 2007, including
       the allocation of the result as proposed by
       the Board of Directors

A.3    Communication of and discussion on the annual             Non-Voting
       report of the Board of Directors and the report
       of the Statutory Auditors on the consolidated
       financial statements for the FYE on 31 Dec
       2007

A.4    Approve the consolidated financial statements             Mgmt          No vote
       of the Company for the FYE on 31 Dec 2007

A.5    Grant discharge from liability to the Directors           Mgmt          No vote
       for the exercise of their mandate during the
       FYE on 31 DEC 2007 and to grant, as far as
       needed and applicable, discharge from liability
       to the attendees of the meetings of the board
       of directors held during the FYE on 31 DEC
       2007 who were not a Director of the Company
       at that time

A.6    Grant discharge from liability to the Statutory           Mgmt          No vote
       Auditors for the exercise of their mandate
       during the FYE on 31 DEC 2007

A.7.a  Re-appoint Mr. Charles H.R. Bracken and Mr.               Mgmt          No vote
       James Shane O'Neill as the Directors of the
       Company with immediate effect for a term of
       4 years which will end immediately after the
       closing of the AGM which will have deliberated
       and voted on the financial statements for the
       FYE on 31 DEC 2011

A.7.b  Re-eppoint Mr. Frank Donck as a Director of               Mgmt          No vote
       the Company with immediate effect for a term
       of 4 years which will end immediately after
       the closing of the AGM which will have deliberated
       and voted on the financial statements for the
       FYE on 31 DEC 2011

7.a.c  Re-elect Messrs. Alex Brabers, Andre Sarens,              Mgmt          No vote
       Duco Sickinghe as a Director of the Company
       with immediate effect for a term of 4 years
       which will end immediately after the closing
       of the AGM which will have deliberated and
       voted on the financial statements for the FYE
       on 31 DEC 2011

A.7.I  Re-appoint Mr. Johan Friso Bernhard Christiaan            Mgmt          No vote
       David van Oranje-Nassau as an Idependent Director,
       for a term of 2 years which will end immediately
       after the closing of AGM which will have deliberated
       and voted on the financial statements for the
       FYE on 31 DEC 2009

A.7II  Re-appoint Mr. Financiere des Cytises NV as               Mgmt          No vote
       an Independent Director [having as permanent
       representative Mr. Michel Delloye], for a term
       of 4 years which will end immediately after
       the closing of the AGM which will have deliberated
       and voted on the financial statements for the
       FYE on 31 DEC 2011; the persons mentioned in
       items (i) and (ii) above are Independent Directors
       since these persons [as well as, if applicable,
       the permanent representative] meet the conditions
       as specified by the Articles of Association
       and the criteria provided in Articles 524,
       Section 4, Resolution 2 of the Belgian Company
       Code; the aforementioned Directors will be
       remunerated according to the principles established
       by the AGM held on 31 May 2007

A.8    Appoint Klynveld Peat Marwick Goerdeler- BedrijfsrevisorenMgmt          No vote
       CVBA, abbreviated as KPMG Bedrijfsrevisoren
       CVBA, a civil Company that has the form of
       a cooperative Company with limited liability
       under Belgian law, represented by Mr. Jos Briers,
       as the Statutory Auditor of the Company for
       a term of 3 years which will end immediately
       after the closing of the AGM which will have
       deliberated and voted on the financial statements
       for the FYE on 31 Dec 2010; and approve the
       remuneration for the exercise of the mandate
       of Statutory Auditor is determined at EUR 499,650
       per annum [excluding VAT]

E.1    Reporting by the Board of Directors established           Non-Voting
       in accordance with- Article 583 of the Belgian
       Company Code which contains a detailed justification
       of the proposed issuance of warrants, referred
       to as Stock Options 2008; and - Articles 596
       and 598 of the Belgian Company Code concerning
       the proposed cancellation of the preferential
       subscription rights of the existing shareholders
       at the occasion of the proposed issuance of
       warrants, referred to as Stock Options 2008,
       to the benefit of the person mentioned in this
       report and in the agenda below; report of the
       Statutory Auditor of the Company established
       in accordance with Articles 596 and 598 of
       the Belgian Company Code concerning the proposed
       cancellation of the preferential subscription
       rights of the existing shareholders at the
       occasion of the proposed issuance of warrants,
       referred to as Stock Options 2008; reporting
       by the Board of Directors established in accordance
       with Article 596, and, in as far as needed
       and applicable, Articles 582 and 560 of the
       Belgian Company Code concerning the proposed
       capital increase mentioned in item 9 of this
       agenda through issuance of shares with cancellation
       of the preferential subscription rights and
       possibly below fraction value; report of the
       Statutory Auditor of the Company established
       in accordance with Article 596 and, in as far
       as needed and applicable, Articles 582 of the
       Belgian Company Code concerning the proposed
       capital increase mentioned in item E.9 of this
       agenda through issuance of shares with cancellation
       of the preferential subscription rights and
       possibly below fraction value

E.2    Approve the decision to issue 317,000 naked               Mgmt          No vote
       warrants, referred to as Stock Options 2008,
       each giving right to subscribe to 1 new share
       of the limited liability Company Telenet Group
       Holding, and to determine the terms and conditions
       thereof in accordance with the provisions of
       the Stock Option Plan [the Plan] attached to
       the aforementioned report of the Board of Directors;
       the warrants will be granted, within the framework
       of the Plan, to the Chief Executive Officer
       of the Telenet group, as contemplated in the
       Plan and the aforementioned report of the Board
       of Directors; as provided in the aforementioned
       issuance- and exercise conditions of the warrants,
       the exercise prize of the warrants, per warrant,
       will be equal to the higher of [x] the average
       of the closing prices of the Company's shares
       as traded on Euronext Brussels during the 30
       day period preceding the date of issuance of
       the warrants by the EGM shareholders' meeting
       of the Company and [y] EUR 14.50

E.3    Approve the decision to annul 317,000 naked               Mgmt          No vote
       warrants referred to as 'Stock Options 2007'
       created by the EGM shareholders' meeting of
       the Company held on 27 DEC 2007, so that in
       the future only a maximum of 343,000 Stock
       Options 2007 can be offered to the Chief Executive
       Officer of the Telenet Group

E.4    Approve the decision, subject to the condition            Mgmt          No vote
       precedent of, and to the extent of, the exercise
       of the warrants referred to as 'Stock Options
       2008', to increase the share capital of the
       Company with an amount equal to the number
       of subscription rights represented by the warrants
       'Stock Options 2008', being maximum 317,000,
       multiplied by the applicable subscription price,
       subject to, and as determined in, the aforementioned
       issuance and exercise conditions of the warrants;
       as provided in the aforementioned issuance-
       and exercise conditions of the warrants, the
       shares to be issued by the Company upon exercise
       of the warrants will be ordinary shares of
       the Company; further reference is made to the
       issuance and exercise conditions of the warrants;
       as determined in the aforementioned issuance-
       and exercise conditions of the warrants, upon
       the exercise of a warrant and upon the issuance
       of a new share in accordance with the terms
       and conditions of the Plan, the exercise price
       of the warrant will be allocated to the share
       capital of the Company; however, to the extent
       that the amount of the exercise price of the
       warrant exceeds the fraction value [fractiewaarde
       / valeur fractionnelle] of the shares of the
       Company immediately preceding the exercise
       of the warrant concerned, a part of the exercise
       price equal to such fraction value shall be
       booked as share capital, whereby the balance
       will be booked as issue premium; the issue
       premium, if any, shall serve as guarantee for
       third parties in the same manner as the Company's
       share capital and shall be booked on an unavailable
       account that can only be decreased or booked
       away pursuant to a resolution of a general
       shareholders' meeting passed in the manner
       required for an amendment to the Company's
       Articles of Association; following the issuance
       of the shares and the resulting capital increase,
       each of the issued and outstanding shares of
       the Company which represent the Company's share
       capital, will represent the same fraction of
       the share capital of the Company

E.5    Approve the cancellation of the preferential              Mgmt          No vote
       subscription rights of the existing shareholders
       and, in as far as needed and applicable, of
       the holders of the still outstanding profit
       certificates, warrants or other securities
       issued by the Company which give right to shares,
       to the benefit of Mr. Duco Sickinghe, 'Chief
       Executive Officer' of the Telenet group [independent
       service provider]

E.6    Approve the subscription to the warrants 'Stock           Mgmt          No vote
       Options 2008' concerned by the Chief Executive
       Officer of the Telenet Group; to the extent
       that during the general shareholders' meeting
       the warrants concerned are not subscribed to
       by the Chief Executive Officer of the Telenet
       group, the Company is authorized to offer the
       warrants concerned to the Chief Executive Officer
       of the Telenet group, whereby the latter will
       be able to subscribe to the warrants concerned
       in whole or in part during a subscription period
       that will be established by the HRO committee
       or by the Board of Directors of the Company,
       but which term cannot exceed 30 days

E.7    Authorize the Board of Directors to execute               Mgmt          No vote
       the adopted resolutions, to determine the further
       conditions of implementation, and more in general,
       to do everything necessary for the implementation
       of the aforementioned Plan; authorize each
       Member of the Board of Directors with the exception
       of the Chief Executive Officer, to, acting
       separately, after each exercise period of the
       warrants, have the subsequent capital increases
       recorded in a notarial deed, and to book the
       amounts corresponding to the number of the
       new shares issued upon the exercise of the
       warrants on the account Share capital and on
       the account 'Issue premium' in accordance with
       the foregoing; amend the Articles of Association
       the amount of the share capital and the number
       of shares in accordance with the new status
       of the share capital and the shares, as appears
       from the recorded establishments of the capital
       increases, and to complete the history of the
       share capital

E.8    Approve, in as far as needed and applicable,              Mgmt          No vote
       in accordance with Article 556 of the Belgian
       Company Code of the terms and conditions of
       the aforementioned Plan, including, but not
       limited to, the provisions of Article 8.2.2
       of the Plan, which may grant rights that either
       could have an impact on the Company's equity
       or could give rise to a liability or obligation
       of the Company in case of a change of control
       over the Company

E.9    Approve the decision to increase the share capital        Mgmt          No vote
       through contribution in cash [hereinafter referred
       to as the Capital Increase] for an amount of
       EUR 23,500,000.00 [including issue premium],
       with cancellation of the preferential subscription
       rights of the holders of existing shares and,
       in as far as needed and applicable, of the
       holders of the still outstanding profit certificates,
       warrants or other securities issued by the
       Company which give right to shares, for the
       benefit of the employees of the Company and
       its subsidiaries, through issuance of a maximum
       number of shares equal to the product of: [x]
       in the numerator: the amount of the subscription
       to the Capital Increase, with a maximum of
       EUR 23,500,000.00 [including issue premium],
       and [y] in de denominator: the issuance price
       of the shares which will be equal to the average
       of the closing prices of the shares of the
       Company as traded on Euronext Brussels during
       a term of 30 days prior to [but not including]
       the date of the opening of the subscription
       period, decreased with 16.67%; to the extent
       the issuance price of the new shares is equal
       to, or lower than, the fraction value of the
       existing shares of the Company preceding the
       issuance of the new shares, the issuance price
       will be entirely allocated to the share capital;
       however, to the extent the issuance price of
       the shares is higher than the fraction value
       of the existing shares of the Company preceding
       the issuance of the new shares, per share subscribed
       to, an amount equal to the fraction value per
       share will be allocated to the share capital,
       whereby the balance will be booked as issue
       premium; the issue premium, if any, shall serve
       as guarantee for third parties in the same
       manner as the Company's share capital and shall
       be booked on an unavailable account that can
       only be decreased or booked away pursuant to
       a resolution of a general shareholders' meeting
       passed in the manner required for an amendment
       to the Company's Articles of Association; in
       accordance with the provisions of Article 584
       of the Belgian Company Code, if the Capital
       Increase is not fully placed, the share capital
       will only be increased with the amount of the
       subscriptions received; these new shares will:
       be ordinary shares of the Company [other than
       the Golden Shares and Liquidation Dispreference
       Shares of the company (as defined in the Company's
       Articles of Association)], and shall have the
       same rights and benefits [including as to dividend
       rights] as the existing ordinary shares of
       the Company; at the time of the issuance, benefit
       from the reduced withholding tax rate of 15%,
       that is the so-called 'VVPR' status, with respect
       to the dividends, if any, that the Company
       may declare in its absolute discretion; where
       applicable, such VVPR-right can be represented
       by a separate instrument; participate in the
       profits for the entire FY of the Company that
       started on 01 JAN 2008; and be subscribed to
       in cash and immediately fully paid up; these
       new shares can be subscribed to by the following
       persons for the benefit of whom the preferential
       subscriptions rights have been cancelled in
       the interest of the Company: i) the employees
       of the Company and/or its subsidiaries; ii)
       by 1 or more financial intermediaries acting,
       either in their own name and for their own
       account, or in name and for the account of
       the employees referred to under paragraph (i),
       with the obligation for these financial intermediaries
       to place the thus subscribed shares with the
       subscribers to these shares; the shares to
       be issued cannot be transferred during a period
       of 2 years following their issuance; this Capital
       Increase is not a capital increase in the meaning
       of Article 609 of the Belgian Company Code;
       after the partial or entire realization of
       the Capital Increase, all issued shares of
       the Company will represent the same fraction
       of the share capital

E.10   Authorize the Board of Directors, with the right          Mgmt          No vote
       to subdelegate, to: establish, in accordance
       with the resolutions referred to above in the
       agenda of this meeting, (i) the exact amount
       of the Capital Increase; (ii) the issuance
       price and (iii) the exact number of shares
       to be issued; establish the criteria and procedure
       for subscription by the employees of the company
       and/or its subsidiaries to the new shares to
       be issued in the framework of the Capital Increase;
       establish the subscription period in the framework
       of the Capital Increase; whereby this authorization
       remains valid until one minute before midnight
       (23h59), 31 May 2009; authorize each Member
       of the Board of Directors, acting separately,
       to have the realization, in whole or in part,
       of the Capital Increase recorded in (a) notarial
       deed(s), and consequently to amend the Articles
       of Association with respect to the amount of
       the share capital, the number of shares, the
       numbering of the shares and the history of
       share capital

E.11   Approve to provide certain powers in the Articles         Mgmt          No vote
       of Association of the Company to acquire, respectively
       dispose of, own shares and profit certificates
       and certificates relating thereto, and consequently
       to insert a new Article 23bis in the articles
       of association of the company that will read
       as set forth below [whereby the words [date]
       in the text below will have to be replaced
       by the date of the general shareholders' meeting
       at which this resolution is adopted], as specified

E.12   Authorize the Company to acquire or dispose               Mgmt          No vote
       of own shares and profit certificates, and
       certificates relating thereto, and consequently,
       to resolve as follows: the Board of Directors
       of the Company, a directly controlled subsidiary
       of the Company or a person acting in its own
       name but for the account of the Company or
       such subsidiary, in accordance with the provisions
       of the Belgian Company Code and the relevant
       provisions of the Company's Articles of Association,
       to (a) acquire own shares and profit certificates
       of the Company, and certificates relating thereto,
       by acquisition, purchase, exchange or otherwise,
       up to the maximum number allowed by the Belgian
       Company Code, at a price per share, respectively
       per profit certificate, (x) that must be at
       least equal to 20 % of the average of the closing
       prices of the shares of the company, on a 'per
       share' basis, as traded on Euronext Brussels
       [or any other regulated market or trading platform
       on which the shares of the company are traded
       at that time at the initiative of the Company]
       during a term of 30 calendar days preceding
       the acquisition, and (y) which cannot exceed
       20 % of the average of the closing prices of
       the shares of the Company, on a 'per share'
       basis, as traded on Euronext Brussels [or any
       other regulated market or trading platform
       on which the shares of the company are traded
       at that time at the initiative of the Company]
       during a term of 30 calendar days preceding
       the acquisition and (b) dispose of own shares
       and profit certificates, and certificates relating
       thereto; the aforementioned authorization also
       applies to the taking of pledges on own shares
       and profit certificates, and certificates relating
       thereto, by the Company itself, by a directly
       controlled subsidiary of the Company, or by
       a person acting in its own name but for the
       account of the Company or such subsidiary;
       this authorization is valid for a period of
       18 months; this authorization is without prejudice
       to the authorization set forth in Article 23bis.3
       of the Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 THE EXPRO INTERNATIONAL GROUP PLC                                                           Agenda Number:  701295924
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8795D106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Jul-2007
        ISIN:  GB0003119392
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's financial statements for            Mgmt          For                            For
       the YE 31 MAR 2007, together with the reports
       of the Directors and the Auditors

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2007

3.     Declare a final dividend for the YE 31 MAR 2007           Mgmt          For                            For
       of 8.0p per share

4.     Re-elect Mr. Michael J. Speakman as a Director,           Mgmt          For                            For
       who retires by rotation in accordance with
       the Company's Articles of Association

5.     Elect Mr. Gavin J. Prise as a Director, who               Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

6.     Re-elect Mr. Bob R.F. Bennett as a Director,              Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

7.     Re-appoint Deloitte and Touche LLP as the Company's       Mgmt          For                            For
       Auditors until the conclusion of the next general
       meeting of the Company at which accounts are
       laid

8.     Authorize the Audit Committee to determine the            Mgmt          For                            For
       remuneration of the Auditors

9.     Authorize the Company to make donations to EU             Mgmt          For                            For
       political organizations not exceeding GBP 5,000
       in total and to incur EU political expenditure
       not exceeding GBP 5,000 in total during the
       period beginning on the date of the 2007 AGM
       and ending on 31 DEC 2008 or, if earlier, the
       date of the 2008 AGM; for the purposes of this
       resolution, donations, EU political organizations
       and EU political expenditure have the meanings
       given to them in Part XA of the Companies Act
       1985 [as amended by the Political Parties,
       Elections and Referendums Act 2000]; in any
       event, the aggregate amount of donations made
       and political expenditure incurred by the Company
       pursuant to this resolution shall not exceed
       GBP 10,000

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and pursuant to Section
       80 of the Companies Act 1985 [the Act], to
       allot relevant securities [Section 80 of the
       Act] up to an aggregate nominal amount of GBP
       3,029,190; [Authority expires the earlier of
       the conclusion of the AGM of the Company or
       04 OCT 2008]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.11   Authorize the Directors, subject to passing               Mgmt          For                            For
       of Resolution 10, in substitution for any existing
       authority and pursuant to Section 95 of the
       Companies Act 1985 [the Act], to allot equity
       securities [Section 94(2) to Section 94(3A)
       of the Act] for cash, pursuant to the authority
       conferred by Resolution 10, disapplying the
       statutory pre-emption rights [Section 89(1)
       of the Act], provided that this power is limited
       to the allotment of equity securities: a) in
       connection with an issue in favour of the holders
       of the ordinary shares in the capital of the
       Company; b) up to an aggregate nominal amount
       of GBP 548,540; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       or 04 OCT 2008]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.12   Authorize the Company, pursuant to Article 43             Mgmt          For                            For
       of the Company's Articles of Association and
       Section 166 of the Companies Act 1985 [the
       Act], to make market purchases [Section 163(3)
       of the Act] of up to 10,970,809 ordinary shares
       of 10 pence [10% of the Company's issued share
       capital as at 15 MAY 2007], at a minimum price
       of 10 pence and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days, that stipulated
       by Article 5(1) of the Buy-back and Stabilization
       Regulation [Commission Regulation (EC) No.
       2273/2003]; [Authority expires at the conclusion
       of the next AGM of the Company or 04 JAN 2009];
       and the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.13   Approve: the Company may send or supply any               Mgmt          For                            For
       document or information that is required or
       authorized to be sent or supplied to a shareholder
       or any other person by the Company by a provision
       of the Companies Acts [as specified in Section
       2 of the Companies Act 2006 (2006 Act)], or
       pursuant to the Company's Articles of Association
       or to any other rules or regulations to which
       the Company may be subject, by making it available
       on a website and the provisions of the 2006
       Act which apply to sending or supplying a document
       or information required or authorized to be
       sent or supplied by the Companies Acts [as
       specified in Section 2 of the 2006 Act] by
       making it available on a website shall, mutaits
       mutandis, also apply to any sending or supplying
       of any document or information required or
       authorized to be sent by the Company's Articles
       of Association or any other rules or regulations
       to which the Company may be subject by making
       it available on a website and this resolution
       shall supersede any provision in the Company's
       Articles of Association to be extent that it
       is inconsistent with this resolution




--------------------------------------------------------------------------------------------------------------------------
 THE WHARF (HOLDINGS) LTD                                                                    Agenda Number:  701561602
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9551M108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  HK0004000045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for YE 31 DEC 2007               Mgmt          For                            For

3.A    Re-elect Mr. Paul M. P. Chan, a retiring Director,        Mgmt          For                            For
       as a Director

3.B    Re-elect Professor Edward K. Y. Chen, a retiring          Mgmt          Against                        Against
       Director, as a Director

3.C    Re-elect Dr. Raymond K. F. Ch'ien, a retiring             Mgmt          Against                        Against
       Director, as a Director

3.D    Re-elect Honorable Vincent K. Fang, a retiring            Mgmt          For                            For
       Director, as a Director

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Approve, with retroactive effect from 01 JAN              Mgmt          For                            For
       2007, an increase in the rate of fee payable
       to the Chairman of the Company from HKD 90,000
       per annum to HKD 100,000 per annum, an increase
       in the rate of fee payable to each of the other
       Directors of the Company from HKD 50,000 per
       annum to HKD 60,000 per annum, and an increase
       in the rate of fee payable to each of those
       Directors of the Company who from time to time
       are also Members of the Audit Committee of
       the Company from HKD 15,000 per annum to HKD
       20,000 per annum

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange on which the shares
       of the Company have been or may be listed and
       recognized by the Securities and Futures Commission
       under the Hong Kong Code on share repurchases
       for such purposes, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by law]

7.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements,
       options and warrants during and after the relevant
       period, not exceeding the aggregate of a) 20%
       of the aggregate nominal amount of the issued
       share capital of the Company; plus b) the nominal
       amount of share capital repurchased [up to
       10% of the aggregate nominal amount of the
       issued share capital], otherwise than pursuant
       to i) a rights issue; or ii) any share option
       scheme or similar arrangement; or iii) any
       scrip dividend or similar arrangement; [Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM is to be held by law]

8.     Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 7, by an amount
       representing the aggregate nominal amount of
       the share capital repurchased by the Company
       pursuant to Resolution 6, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 TOKYO TATEMONO CO.,LTD.                                                                     Agenda Number:  701473819
--------------------------------------------------------------------------------------------------------------------------
    Security:  J88333117                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  JP3582600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       The agenda has been released and is available             Non-Voting
       for your review. Please refer to the attached
       PDF files.

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Director

6.     Approve Retirement Allowance for Retiring Corporate       Mgmt          Against                        Against
       Auditors, and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Auditors

7.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Directors

8.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOP GLOVE CORP BERHAD                                                                       Agenda Number:  701416718
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y88965101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Jan-2008
        ISIN:  MYL7113OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the audited financial statements for              Non-Voting
       the FYE 31 AUG 2007 together with the reports
       of the Directors and the Auditors thereon

1.     Approve the declaration of the final dividend             Mgmt          Against                        Against
       of 6% less 26% Malaysian Income Tax and 6%
       Tax Exempt for the FYE 31 AUG 2007

2.     Approve the payment of the Directors' fees for            Mgmt          For                            For
       the FYE 31 AUG 2007

3.     Re-elect Mr. Mr. Lau Boon Ann as a Director,              Mgmt          Against                        Against
       who retires pursuant to Article 94 of the Company's
       Articles of Association

4.     Re-elect Mr. Quah Chin Chye as a Director, who            Mgmt          For                            For
       retires pursuant to Article 94 of the Company's
       Articles of Association

5.     Appoint Mr. Tan Sri Datuk (Dr.) Arshad Bin Ayub           Mgmt          For                            For
       as a Director of the Company until the conclusion
       of the next AGM, pursuant to Section 129(6)
       of the Companies Act, 1956

6.     Appoint Mr. Sekarajasekaran A/L Arasaratnam               Mgmt          For                            For
       as a Director of the Company until the conclusion
       of the next AGM, pursuant to Section 129(6)
       of the Companies Act, 1956

7.     Re-appoint Messrs. Ernst & Young as Auditors              Mgmt          For                            For
       of the Company until the conclusion of the
       next AGM and authorize the Directors to fix
       their remuneration

8.     Authorize the Directors, subject to Section               Mgmt          For                            For
       132D of the Companies Act, 1965 and approvals
       of the relevant governmental/regulatory authorities,
       to issue and allot shares in the Company, at
       any time and upon such terms and conditions
       and for such purposes as the Directors may,
       in their absolute discretion deem fit, provided
       that the aggregate number of shares issued
       pursuant to this Resolution in any one financial
       year does not exceed ten percentum (10%) of
       the issued and paid-up share capital of the
       Company for the time being; authorize the Directors
       to obtain the approval for the listing of and
       quotation for the additional shares so issued
       on the Bursa Malaysia Securities Berhad; [Authority
       shall commence immediately upon the passing
       of this Resolution and continue to be in force
       until the conclusion of the next AGM of the
       Company]

9.     Authorize the Company, subject to Companies               Mgmt          For                            For
       Act, 1965, the Company's Memorandum and Articles
       of Association, the Listing Requirements of
       Bursa Malaysia Securities Berhad [Bursa Securities]
       and the approvals of all relevant governmental
       and/or regulatory authority [if any], to purchase
       such amount of ordinary shares of MYR 0.50
       each in the Company [Proposed Share Buy-Back]
       as may determined by the Board from time to
       time through Bursa Securities upon such terms
       and conditions as the Board may deem fit and
       expedient in the interest of the Company provided
       that the aggregate number of shares purchased
       pursuant to this resolution shall not exceed
       ten per centum (10%) of the total issued and
       paid-up share capital of the Company; the maximum
       amount of funds to be utilized for the purpose
       of the Proposed Share Buy-Back shall not exceed
       the Company's aggregate retained profits and/or
       share premium account; at the discretion of
       the Board, the shares of the Company to be
       purchased are proposed to be cancelled and/or
       retained as treasury shares and/or distributed
       as dividends and/or resold on Bursa Securities;
       such authority shall commence immediately upon
       passing of this resolution until: i) the conclusion
       of the next AGM of the Company at which time
       the authority shall lapse unless by ordinary
       resolution passed at a general meeting, the
       authority is renewed either unconditionally
       or subject to conditions; ii) the expiration
       of the period within which the next AGM is
       required by law to be held; or iii) the authority
       is revoked or varied by ordinary resolution
       passed by the shareholders of the Company at
       a general meeting, whichever is the earlier;
       to take such steps to give full effect to the
       Proposed Share Buy-Back with full power to
       assent to any conditions, modifications, variations
       and/or amendments as may be imposed by the
       relevant authorities and/or to do all such
       acts and things as the Board may deem fit and
       expedient in the best interest of the Company

10.    Authorize the Directors at any time and from              Mgmt          Against                        Against
       time to time to offer and to grant to Mr. Lee
       Kim Meow, Executive Director of the Company,
       options to subscribe for such number of ordinary
       shares up to a maximum of 600,000 new ordinary
       shares of MYR 0.50 each in the Company to be
       allotted and issued subject always to such
       terms and conditions and/or adjustments which
       may be made in accordance with the provisions
       of the Bye-Laws governing and constituting
       the Company's Employees' Share Option Scheme
       and to allot and issue ordinary shares in the
       Company pursuant to the exercise of such options
       notwithstanding that the issue thereof may
       take place after the next or any ensuing AGM
       of the Company

11.    Authorize the Directors at any time and from              Mgmt          Against                        Against
       time to time to offer and to grant to Mr. Lim
       Cheong Guan, Executive Director of the Company,
       options to subscribe for such number of ordinary
       shares up to a maximum of 200,000 new ordinary
       shares of MYR 0.50 each in the Company to be
       allotted and issued subject always to such
       terms and conditions and/or adjustments which
       may be made in accordance with the provisions
       of the Bye-Laws governing and constituting
       the Company's Employees' Share Option Scheme
       and to allot and issue ordinary shares in the
       Company pursuant to the exercise of such options
       notwithstanding that the issue thereof may
       take place after the next or any ensuing AGM
       of the Company

S.12   Approve the alteration, modifications, deletions          Mgmt          For                            For
       and/or additions to the Articles of Association
       of the Company; authorize the Directors of
       the Company to assent to any condition, modification,
       variation and/or amendment as may be required
       by Bursa Malaysia Securities Berhad; authorize
       the Directors and Secretary of the Company
       to carry out all the necessary formalities
       in effecting the amendments as specified

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TOP GLOVE CORP BERHAD                                                                       Agenda Number:  701416720
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y88965101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-Jan-2008
        ISIN:  MYL7113OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, conditional       Mgmt          Against                        Against
       upon obtaining the approvals from the relevant
       authorities including approval in principle
       from Bursa Malaysia Securities Berhad [Bursa
       Securities] for the listing of and quotation
       for the new ordinary shares of MYR 0.50 each
       in the Company [shares] to be issued pursuant
       to the exercise of the options under the Top
       Glove Corporation BHD Employees' Share Option
       Scheme II [Scheme], to establish and administer
       the Scheme for the benefit of the Employees
       and the Directors of the Company and its subsidiaries
       which are not dormant [Top Glove Group] who
       are eligible [eligible persons] to subscribe
       for or acquire ordinary shares of the Company
       [Top Glove Option], in accordance to the By-Laws
       of the Scheme [By-Laws] as specified and to
       give full effect to the Scheme with full power
       to assent to any condition, variation, modification
       and/or amendment as may be deemed fit or expedient
       and/or imposed/agreed to by the relevant authorities;
       to offer and grant Top Glove Option under the
       Scheme and to allot and issue from time to
       time such number of new shares as may be required
       to be issued pursuant to the exercise of the
       Top Glove Options under the Scheme provided
       that the total number of new shares to be issued
       under the Scheme shall not exceed 15% of the
       total issued and paid-up share capital of the
       Company at any point of time throughout the
       duration of the Scheme and that such new shares
       will, upon allotment and issuance, rank pari
       passu in all respects with the then existing
       shares save and except that these new shares
       will not be entitled to any dividends, rights,
       allotments and/or other distributions declared,
       made or paid, prior to the date of allotment
       of the new shares and will be subject to all
       the provisions of Articles of Association of
       the Company relating to the transfer, transmission
       and otherwise of the shares; to do all things
       necessary and make the necessary application
       at the appropriate time or times to Bursa Securities
       for the listing of and quotation for the new
       shares which may from time to time be allotted
       and issued pursuant to the Scheme; and to modify
       and/or amend the By-Laws of the Scheme from
       time to time provided that such modifications
       and/or amendments are effected in accordance
       with the provisions of the By-Laws relating
       to modifications and/or amendments; and to
       do all such acts and to enter into all transactions,
       arrangements, agreements, deeds or undertakings
       and to make rules or regulations, or impose
       such terms and conditions or delegate part
       or all of its powers as may be necessary or
       expedient in order to give full effect to the
       Scheme

2.     Authorize the Directors of the Company, conditional       Mgmt          Against                        Against
       upon passing of Ordinary Resolution 1, to offer
       and grant option or options to subscribe for
       or purchase to Mr. Tan Sri Dr. Lim. Wee-Chai,
       the Chairman, Managing Director and major shareholder
       of the Company, subject always to such terms
       and conditions of the By-Laws of the Scheme
       as specified, provided that: i) not more than
       50% [or such other percentage as may be permitted
       by Bursa Securities or any other relevant regulatory
       authorities from time to time] of the total
       shares made available under the Scheme are
       to be allocated in aggregate to the Directors
       and Senior Management of Top Glove Group; and
       ii) not more than 10% [or such other percentage
       as may be permitted by Bursa Securities or
       any other relevant regulatory authorities from
       time to time] of the total Shares made available
       under the Scheme are to be allocated to any
       Director or Employee who either singly or collectively
       through persons connected with him or her,
       holds 20% [or such other percentage as may
       be permitted by Bursa Securities or any other
       relevant regulatory authorities from time to
       time] or more of the issued and paid-up capital
       of the Company; and authorize the Directors
       of the Company to allot and issue from time
       to time new shares to him pursuant to the exercise
       of such options

3.     Authorize the Directors of the Company, conditional       Mgmt          Against                        Against
       upon passing of Ordinary Resolution 1, to offer
       and grant option or options to subscribe for
       or purchase to Mr. Puan Sri Tong Siew Bee,
       the Executive Director and major shareholder
       of the Company, subject always to such terms
       and conditions of the By-Laws of the Scheme
       as specified, provided that: i) not more than
       50% [or such other percentage as may be permitted
       by Bursa Securities or any other relevant regulatory
       authorities from time to time] of the total
       shares made available under the Scheme are
       to be allocated in aggregate to the Directors
       and Senior Management of Top Glove Group; and
       ii) not more than 10% [or such other percentage
       as may be permitted by Bursa Securities or
       any other relevant regulatory authorities from
       time to time] of the total shares made available
       under the Scheme are to be allocated to any
       Director or Employee who either singly or collectively
       through persons connected with him or her,
       holds 20% [or such other percentage as may
       be permitted by Bursa Securities or any other
       relevant regulatory authorities from time to
       time] or more of the issued and paid-up capital
       of the Company; and authorize the Directors
       of the Company to allot and issue from time
       to time new shares to him pursuant to the exercise
       of such options

4.     Authorize the Directors of the Company, conditional       Mgmt          Against                        Against
       upon passing of Ordinary Resolution 1, to offer
       and grant option or options to subscribe for
       or purchase to Mr. Lim Hooi Sin, the Executive
       Director and major shareholder of the Company,
       subject always to such terms and conditions
       of the By-Laws of the Scheme as specified,
       provided that: i) not more than 50% [or such
       other percentage as may be permitted by Bursa
       Securities or any other relevant regulatory
       authorities from time to time] of the total
       shares made available under the Scheme are
       to be allocated in aggregate to the Directors
       and senior Management of Top Glove Group; and
       ii) not more than 10% [or such other percentage
       as may be permitted by Bursa Securities or
       any other relevant regulatory authorities from
       time to time] of the total shares made available
       under the Scheme are to be allocated to any
       Director or Employee who either singly or collectively
       through persons connected with him or her,
       holds 20% [or such other percentage as may
       be permitted by Bursa Securities or any other
       relevant regulatory authorities from time to
       time] or more of the issued and paid-up capital
       of the Company; and authorize the Directors
       of the Company to allot and issue from time
       to time new shares to him pursuant to the exercise
       of such options

5.     Authorize the Directors of the Company, conditional       Mgmt          Against                        Against
       upon passing of Ordinary Resolution 1, to offer
       and grant option or options to subscribe for
       or purchase to Mr. Lee Kim Meow, the Executive
       Director of the Company, subject always to
       such terms and conditions of the By-Laws of
       the Scheme as specified, provided that: i)
       not more than 50% [or such other percentage
       as may be permitted by Bursa Securities or
       any other relevant regulatory authorities from
       time to time] of the total shares made available
       under the Scheme are to be allocated in aggregate
       to the Directors and senior Management of Top
       Glove Group; and ii) not more than 10% [or
       such other percentage as may be permitted by
       Bursa Securities or any other relevant regulatory
       authorities from time to time] of the total
       shares made available under the Scheme are
       to be allocated to any Director or employee
       who either singly or collectively through persons
       connected with him or her, holds 20% [or such
       other percentage as may be permitted by Bursa
       Securities or any other relevant regulatory
       authorities from time to time) or more of the
       issued and paid-up capital of the Company;
       and authorize the Directors of the Company
       to allot and issue from time to time new shares
       to him pursuant to the exercise of such options

6.     Authorize the Directors of the Company, conditional       Mgmt          Against                        Against
       upon passing of Ordinary Resolution 1, to offer
       and grant option or options to subscribe for
       or purchase to Mr. Lim Cheong Guan, the Executive
       Director of the Company, subject always to
       such terms and conditions of the By-Laws of
       the Scheme as specified, provided that: i)
       not more than 50% [or such other percentage
       as may be permitted by Bursa Securities or
       any other relevant regulatory authorities from
       time to time] of the total shares made available
       under the Scheme are to be allocated in aggregate
       to the Directors and senior Management of Top
       Glove Group; and ii) not more than 10% [or
       such other percentage as may be permitted by
       Bursa Securities or any other relevant regulatory
       authorities from time to time] of the total
       shares made available under the Scheme are
       to be allocated to any Director or Employee
       who either singly or collectively through persons
       connected with him or her, holds 20% [or such
       other percentage as may be permitted by Bursa
       Securities or any other relevant regulatory
       authorities from time to time] or more of the
       issued and paid-up capital of the Company;
       and authorize the Directors of the Company
       to allot and issue from time to time new shares
       to him pursuant to the exercise of such options

7.     Authorize the Directors, conditional upon passing         Mgmt          Against                        Against
       of Ordinary Resolution 1, to offer and grant
       option or options to subscribe for or purchase,
       for up to a maximum of 300,000 shares in the
       Company per annum over the period of the Scheme,
       to Mr. Lim Quee Choo, a major shareholder of
       the Company and a person connected to Mr. Tan
       Sri Dr. Lim, Wee-Chai, Puan Sri Tong Siew Bee
       and Mr. Lim Hooi Sin, the Directors and major
       shareholders of the Company, subject always
       to such terms and conditions of the By-Laws
       of the Scheme as specified; and authorize the
       Directors of the Company to allot and issue
       from time to time new shares to him pursuant
       to the exercise of such options

8.     Authorize the Directors, conditional upon passing         Mgmt          Against                        Against
       of Ordinary Resolution 1, to offer and grant
       option or options to subscribe for or purchase,
       for up to a maximum of 300,000 shares in the
       Company per annum over the period of the Scheme,
       to Mr Lew Sin Chiang, a person connected to
       Mr. Puan Sri Tong Siew Bee, a Director and
       major shareholder of the Company, subject always
       to such terms and conditions of the By-Laws
       of the Scheme as specified; and authorize the
       Directors of the Company to allot and issue
       from time to time new shares to him pursuant
       to the exercise of such options




--------------------------------------------------------------------------------------------------------------------------
 TRANSFIELD SERVICES LTD, SYDNEY NSW                                                         Agenda Number:  701374667
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q9187S114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Oct-2007
        ISIN:  AU000000TSE7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and its controlled entities, including the
       Director's declaration and the reports of the
       Directors and the Auditor for the FYE 30 JUN
       2007

2.a    Re-elect Mr. Guido Belgiorno-Nettis AM as a               Mgmt          For                            For
       Director of the Company, who retires in accordance
       with Clause 58.1 of the Company's Constitution

2.b    Re-elect Mr. Luca Belgiorno-Nettis as a Director          Mgmt          For                            For
       of the Company, who retires in accordance with
       Clause 58.1 of the Company's Constitution

3.     Transact any other business                               Non-Voting

4.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2007 as specified




--------------------------------------------------------------------------------------------------------------------------
 TUBACEX SA, ALAVA                                                                           Agenda Number:  701547981
--------------------------------------------------------------------------------------------------------------------------
    Security:  E45132136                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  ES0132945017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       22 MAY 2008 AT 12:30. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     Receive and approve the annual accounts and               Mgmt          For                            For
       Management report for the FY 2007

2.     Approve the application of earnings from the              Mgmt          For                            For
       period and of the voluntary reserves

3.     Receive and approve the Groups Corporate Governing        Mgmt          For                            For
       report

4.     Re-elect the Accounts Auditors for the Company            Mgmt          For                            For
       and Group for the 2008 period

5.     Appoint Mr. Juan Jose Iribecampos Zubia as a              Mgmt          Against                        Against
       Board Member

6.     Receive the report concerning the remuneration            Mgmt          For                            For
       policy for the Members of the Board of Administration

7.     Approve the Long Term Remuneration Plan for               Mgmt          Against                        Against
       Directors

8.     Authorize the Board for the acquisition of own            Mgmt          For                            For
       shares under terms established in Article 75
       of Company Law, overriding agreement of 24
       MAY 2007

9.     Grant authority to execute the resolutions adopted        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TUI AG, HANNOVER                                                                            Agenda Number:  701525985
--------------------------------------------------------------------------------------------------------------------------
    Security:  D8484K166                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  DE000TUAG000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       re-port of the Board of Managing Directors
       pursuant to sections 289(4) and 315(4) of the
       German Commercial Code

2.     Resolution on the appropriation of the dis-tributable     Mgmt          For                            For
       profit of EUR 87,587,215.40 as follows: payment
       of a dividend of EUR 0.25 per no-par share
       EUR 24,775,821.65 shall be carried forward
       ex-dividend and payable date: 08 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY               Mgmt          For                            For
       : PricewaterhouseCoopers AG, Hanover

6.     Vote of no confidence against the Chairman of             Mgmt          Against                        Against
       the Board of Managing Directors Dr. Michael
       Frenzel, as pro-posed by the shareholder Mr.
       Richard Mayer the Board of Managing Directors
       and the Supervisory Board recommend rejecting
       the proposal

7.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital as per Section 4(4) of the
       Articles of Association, the creation of new
       authorized capital, and the corresponding amendment
       to the Articles of Association; the Board of
       Managing Directors shall be authorized, with
       the consent of the Supervisory Board, to increase
       the Company's share capital by up to EUR 10,000,000
       through the issue of new registered shares
       against payment in cash, on or before 06 MAY
       2013; shareholders shall be granted subscription
       rights except for the issue of shares to employees
       of the Company

8.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital as per Section 4(5) of the
       Articles of Association, the creation of new
       authorized capital, and the corresponding amendment
       to the Articles of Association; the Board of
       Managing Directors shall be authorized, with
       the consent of the Supervisory Board, to increase
       the Company's share capital by up to EUR 64,000,000
       through the issue of new registered shares
       against payment in cash, o n or before 06 MAY
       2013; shareholders shall be granted subscription
       rights except for a capital increase of up
       to 10 % of the Company's share capital against
       payment in cash if the new shares are issued
       at a price not materially below their market
       price and for residual amounts

9.     Resolution on the revocation of the authorization         Mgmt          For                            For
       of the shareholders' meeting of 10 MAY 2006
       to issue bonds and/or profit-sharing certificates,
       a new authorization to issue convertible bonds,
       warrant bonds, profit-sharing rights and/or
       income bonds, the creation of contingent capital,
       and the corresponding amendments to the Articles
       of Association; the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to issue registered or bearer
       bonds, profit-sharing rights, and/or income
       bonds of up to EUR 1,000,000,000, conferring
       conversion or option rights for new shares
       of the Company, on or before 06 MAY 2013; shareholders
       shall be granted subscription rights, except
       for residual amounts, if the issue price of
       the new securities is not materially below
       their theoretical market value, if they are
       issued without conversion or option rights,
       as well as for the granting of such rights
       to other bondholders, and for the issue of
       securities for acquisition purposes the Company's
       share capital shall be increased by up to EUR
       100,000,00 0 through the issue of up to 39,116,600
       new registered shares, in so far as conversion
       or option rights are exercised

10.    Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the company shall be authorized to acquire
       own shares of up to 10 % of its share capital,
       at a price differing neither more than 5 %
       from the market price of the shares if they
       are acquired through the s tock exchange, nor
       more than 10 % if they are acquired by way
       of a repurchase offer, on or before 06 NOV
       2009; the Board of Managing Directors shall
       be authorized to dispose of the shares in a
       manner other than the stock exchange or an
       offer to all shareholders if the shares are
       sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions or for satisfying
       conversion or option rights, and to retire
       the shares

11.    PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:        Shr           For                            Against
       Dismissal of the Supervisory Board Members
       Dr. Juergen Krumnow and Dr. Franz Vranitzky,
       elected by the AGM

12.    PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:        Shr           For                            Against
       Dismissal of the Supervisory Board Members
       for the remaining term of office of the dismissed
       Supervisory Board Members




--------------------------------------------------------------------------------------------------------------------------
 TULLOW OIL PLC                                                                              Agenda Number:  701542525
--------------------------------------------------------------------------------------------------------------------------
    Security:  G91235104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  GB0001500809
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company's accounts for              Mgmt          For                            For
       the FYE 31 DEC 2007 and the associated reports
       of the Directors and the Auditors

2.     Approve to declare a final dividend of 4.0p               Mgmt          For                            For
       per ordinary share for the FYE 31 DEC 2007

3.     Receive and approve the Directors' remuneration           Mgmt          For                            For
       report for the FYE 31 DEC 2007

4.     Re-elect Mr. David Bamford as a Director                  Mgmt          For                            For

5.     Re-elect Mr. Steven McTiernan as a Director               Mgmt          For                            For

6.     Re-elect Mr. Graham Martin as a Director                  Mgmt          For                            For

7.     Re-elect Mr. Clare Spottiswoode as a Director             Mgmt          For                            For

8.     Re-elect Mr. Patrick Plunkeet as a Director               Mgmt          For                            For

9.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company to hold office from the conclusion
       of the AGM until the conclusion of the next
       AGM of the Company and authorize the Directors
       of the Company to determine their remuneration

10.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority for the purpose of Section
       80 of the Companies Act 1985 [the Act], to
       allot relevant securities up to an aggregate
       nominal amount of GBP 23,988,878; [Authority
       expires the earlier of the date of the AGM
       of the Company held in 2009 or 13 AUG 2009];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement notwithstanding
       that the authority conferred by this resolution
       has expired

S.11   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the resolution 10, in substitution for any
       existing authority and pursuant to Section
       95 of the Companies Act 1985 [as amended] [the
       Act], to allot equity securities [Section 94(2)
       to Section 94(3A) of the Act] for cash, pursuant
       to the authority under the Section 80 of the
       Act conferred on the Directors by Resolution
       10, disapplying the statutory pre-emption rights
       [Section 89(1)], provided that this power shall
       be limited to the allotment of equity securities:
       a) in connection with a rights issue, open
       offer or any other offer or issue of such securities
       in favor of ordinary shareholders in capital
       of Company on the register of members at such
       record dates ; b) up to an aggregate nominal
       amount of GBP 3,598,331; [Authority expires
       the earlier of the date of the AGM of the Company
       held in 2009 or 13 AUG 2009]; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry; this
       power applies to in relation to sale of shares
       which is an allotment of equity securities
       by virtue of Section 94(3A) of the Act as if
       in this resolution the words 'pursuant to the
       authority under section 80 of the Act conferred
       on the Directors by resolution 10' were omitted

S.12   Approve the draft regulation produced to the              Mgmt          For                            For
       meeting and for the purpose of identification,
       initialed by the Chairman of the meeting be
       adopted as the Article of Association of the
       Company in substitution for , and to the entire
       exclusion of the existing Article of Association
       of the Company

S.13   Approve subject to resolution 12 set out in               Mgmt          For                            For
       the notice of AGM of the company converted
       for 14 MAY 2008 being passed, and with effect
       from 12.01 am on 01 OCT 2008 [ or such late
       date as section 175 of the Companies Act 2006
       shall brought in to force] Article 99 of the
       Company's Article of Association adopted pursuant
       to such resolution 12 be deleted in its entirety
       and replaced by the following new Article 99
       as specified

14.    Approve the proposed changes to the rules of              Mgmt          For                            For
       the Tullow Oil 2005 performance share plan
       referred to in the chairman letter to shareholder
       dated 10 APR 2008 and produced in draft to
       this meeting and for purpose of identification,
       initilled by the chairman and authorize the
       Directors to make the proposed changes




--------------------------------------------------------------------------------------------------------------------------
 ULTRA ELECTRONICS HOLDINGS PLC, GREENFORD MIDDLESEX                                         Agenda Number:  701510073
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9187G103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  GB0009123323
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annaul accounts for the             Mgmt          For                            For
       FYE 31 DEC 2007 together with the reports of
       the Directors' report and the Auditors' report
       on those accounts

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For
       of 14.5p per Ordinary share, payable to shareholders
       on the register at the close of business on
       11 APR 2008

3.     Receive and adopt the remuneration report for             Mgmt          For                            For
       the FYE 31 DEC 2007

4.     Re-elect Mr. A. Walker as a Director, who is              Mgmt          Against                        Against
       required to stand for re-election annually
       in accordance with the Combined Code of Corporate
       Governance

5.     Re-elect Mr. C. Bailey as a Director, who retires         Mgmt          For                            For
       by rotation in accordance with the Article
       76 of the Company's Articles of Association

6.     Re-elect Mr. Dr. J. Blogh as a Director, who              Mgmt          For                            For
       retires by rotation in accordance with the
       Article 76 of the Company Articles of Association

7.     Re-elect Dr. F. Hope as a Director, who retires           Mgmt          For                            For
       by rotation in accordance with the Article
       76 of the Company Articles of Association

8.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For
       of the Company to hold office from the conclusion
       of next general meeting at which accounts are
       laid before the Company and authorize the Directors
       to fix their remuneration

9.     Authorize the Directors of the Company, in accordance     Mgmt          For                            For
       with Section 80 of the Companies Act 1985,
       to allot relevant securities [with in the meaning
       of that Section] up to an aggregate nominal
       amount of GBP 1,131,429; [Authority expires
       earlier of the conclusion of the AGM of the
       Company next year or 15 months]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

10.    Approve the total shareholder return [TSR] based          Mgmt          For                            For
       performance conditions applying to awards granted
       in 2007 under the Ultra Electronics Company,
       Incentive Plan 2007, under such performance
       conditions the Company's TSR performance relative
       to that of each member of the comparator group
       will be determined by comparison of each Company's
       average share price [plus reinvested dividends]
       during the 3 months immediately prior to the
       performance period, no parts of the awards
       may vest unless the Company's TSR performance
       at least ranks at median within the comparator
       group at which point 20% of the award may vest,
       rising to 100% vesting for middle quartile
       performance [determined by reference to interpolation
       between rankings], regardless of TSR performance,
       no part of such awards may vest unless growth
       in the Company's headline EPS over the performance
       period averages at least 7% per annum

11.    Approve the performance conditions applying               Mgmt          Against                        Against
       to awards granted in 2005 and 2006 under the
       Ultra Electronics Company, Incentive Plan 2002-2007
       be substituted for the total shareholder return
       performance condition policy summarized in
       the explanatory note for this resolution, such
       policy sharing the principles of the total
       shareholder return targets set for the 2007
       awards under the Ultra Electronics Company,
       Incentive Plan 2007 for which resolution 10
       seeks approval, the performance periods and
       the comparator groups set at grant for the
       2005 and 2006 awards would remain unaltered
       from those originally set for such awards

S.12   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9, in accordance with Article
       4 of the Articles of Association, to allot
       equity securities for cash provided that this
       power is limited to the allotment of equity
       securities a) in connection with a rights issue,
       open offer or other offers in favor of ordinary
       share of 5p each in the capital of the Company
       [ordinary shares] made in proportion [as nearly
       as may be] to their respective existing holdings
       of ordinary shares but subject to the Directors
       having a right to make such exclusions or other
       arrangements in connections with the offer
       as they deem necessary or expedient [a] to
       deal with equity securities representing fractional
       entitlements; [b] to deal with legal or practical
       problems arising in any overseas territory
       or by virtue of shares being representing by
       depository receipts, the requirements of any
       regulatory body or stock exchange; or any other
       matter whatsoever; b) up to an aggregate nominal
       amount of GBP 169,714; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or 15 months after the passing
       of this resolution]; and the Directors may
       allot equity securities after the expiry of
       this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.13   Authorize the Company, subject to unconditionally         Mgmt          For                            For
       to make market purchases [Section 163(3) of
       the Companies Act 1985] of up to 3,394,286
       ordinary shares [representing of 5% the issued
       share capital], at a minimum price of 5p and
       not more than 105% above the average market
       value for such shares derived from the London
       Stock Exchange Daily Official List, over the
       previous 5 business days; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 12 months]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.14   Adopt the draft regulations produced to the               Mgmt          For                            For
       meeting and signed by the Chairman of the meeting
       for the purpose of identification and the Company
       in substitution for its existing Articles of
       Association




--------------------------------------------------------------------------------------------------------------------------
 UMICORE SA, BRUXELLES                                                                       Agenda Number:  701443739
--------------------------------------------------------------------------------------------------------------------------
    Security:  B95505119                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  05-Feb-2008
        ISIN:  BE0003626372
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 435394 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve to decrease the capital by an amount              Mgmt          No vote
       of EUR 55,318,113.26 to bring the capital from
       EUR 466,558,242.74 to EUR 411,240,129.48 by
       deduction of all untaxed reserves previously
       incorporated into the capital and their transfer
       to the account of untaxed reserves

2.     Approve to increase the capital by an amount              Mgmt          No vote
       of EUR 88,759,870.52 to bring the capital from
       EUR 411,240,129.48 to EUR 500,000,000 by deduction
       on the carried-forward benefits on the balance-sheet
       at 31 DEC 2006 and without issuance of new
       shares

3.     Approve the cancellation of 1,197,325 treasury            Mgmt          No vote
       shares held by the Company, without reduction
       of the registered capital, nor of the entry
       issuance premium and with the proportional
       cancellation of the reserve unavailable for
       distribution formed in accordance with the
       Article 623 of the Companies Code

4.     Amend Article 5 of the Articles of Association            Mgmt          No vote
       relating to the capital; and approve the replacement
       of Article 5 of the Articles of Association
       by the text as specified

5.     Approve, effective as from 29 FEB 2008, to split          Mgmt          No vote
       of each share resulting from the amalgamation
       of shares resolved upon by the general meeting
       of shareholders of 26 JUL 1989 by a factor
       of 5, it being understood that the shares that
       were not subject to the amalgamation are not
       split; acknowledgment that each pair of 2 shares
       held by the same shareholder that have not
       yet been subject to the amalgamation resolved
       upon by the general meeting of shareholders
       of 26 JUL 1989 is converted into 1 new share
       as a matter of Law, as from 29 FEB 2008

6.     Approve, effective 29 FEB 2008, the replacement           Mgmt          No vote
       of all Bearer Shares, including the shares
       that have not yet been subject to the amalgamation
       resolved upon by the general meeting of shareholders
       of 26 JUL 1989, by dematerialized Shares or
       by registered shares

7.1    Approve the replacement of Article 5 of the               Mgmt          No vote
       Articles of Association by the text as specified

7.2    Approve the replacement of the 1st Paragraph              Mgmt          No vote
       of Article 7 of the Articles of Association
       by the text as specified and deletion of the
       transitional provisions as specified at the
       end of Article 7

7.3    Approve the modification of Article 16 of the             Mgmt          No vote
       Article of Association relating to the convening
       of the general meetings of the shareholders;
       the replacement of the 1st sentence of the
       3rd Paragraph by the text as specified

7.4    Approve the replacement of Item (a) of the 1st            Mgmt          No vote
       Paragraph of Article 17 of the Articles of
       Association by text as specified; the transformation
       of the 2nd Paragraph under Item (b) of Article
       17, into Item (c) and replacement of the latter
       by the text as specified; the renumbering Item
       (c) into Item (d) and replacement of this item
       by the text as specified; the deletion of the
       2nd Paragraph of Article 17; and the replacement
       of the 5th Paragraph of Article 17 of the Articles
       of Association by the text as specified

7.5    Approve the modification of Article 18 of the             Mgmt          No vote
       Articles of Association relating to the conduct
       of the meetings of shareholders; the replacement
       of the 2 last sentences of the 3rd Paragraph
       of Article 18 of the Articles of Association
       by the text as specified

7.6    Approve the modification of Article 24 of the             Mgmt          No vote
       Articles of Association containing transitional
       provisions concerning the split of the shares
       of the company; the replacement of Article
       24 of the Articles of Association by the text
       as specified

8.     Authorize the Company to acquire on a regulated           Mgmt          No vote
       market, until the 2009 OGM of shareholders,
       own shares in the Company, within the limits
       provided for by Articles 620 and following
       of the Company Code, at a price per share comprised
       between EUR 20 and EUR 250; in case of approval
       of the split of the shares by a factor of 5
       by the EGM of shareholders, replacement of
       such authorization, as from 29 FEB 2008 by
       the following: authorization to the Company,
       as from 29 FEB 2008, to acquire on a regulated
       market, until the 2009 OGM of shareholders,
       own shares in the Company, within the limits
       provided for by Articles 620 and following
       of the Company Code, at a price per share comprised
       between EUR 4 and EUR 75; and authorize the
       Company's subsidiaries to acquire on a regulated
       market, or in any other way whatsoever, shares
       in the Company in accordance with the conditions
       of the authorization granted to the Company




--------------------------------------------------------------------------------------------------------------------------
 UMICORE SA, BRUXELLES                                                                       Agenda Number:  701512534
--------------------------------------------------------------------------------------------------------------------------
    Security:  B95505168                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  BE0003884047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Directors' report on the 2007 financial year              Non-Voting

2.     Auditors' report on the 2007 financial year               Non-Voting

3.A    Approve the annual accounts account as at 31              Mgmt          No vote
       DEC 2007 showing a profit for the FY in the
       amount of EUR 762,554,607.33

3.B    Approve the proposed appropriation of the result-         Mgmt          No vote
       including the dividend

4.A    Grant discharge to the Members of the Board               Mgmt          No vote
       of Directors in respect of their mandates in
       2007

4.B    Grant discharge to the Auditor in respect of              Mgmt          No vote
       its auditing assignment in 2007

5.A    Re-elect Mr. Uwe-Ernst Bufe as a Director for             Mgmt          No vote
       a period of 3 years expiring at the 2011 OGM

5.B    Re-elect Mr. Arnoud de pret as a Director for             Mgmt          No vote
       a period of 3 years expiring at the 2011 OGM

5.C    Re-elect Mr. Jonathan Oppenheimer as a Director           Mgmt          No vote
       for a period of 3 years expiring at the 2011
       OGM

5.D    Re-elect Mr. Guy Paquot as a Director for a               Mgmt          No vote
       period of 3 years expiring at the 2011 OGM

5.E    Approve the Board's remuneration proposed for             Mgmt          No vote
       the 2008 FY constituting a fixed fee for a
       total amount of EUR 200,000 and a fee per attended
       meeting of EUR 5,000 for the Chairman and EUR
       2,500 for the Directors

6.     Reappoint the Auditor PricewaterhouseCoopers              Mgmt          No vote
       represented by Mr. Raf Vander Stichele and
       approve the annual remuneration for an amount
       of EUR 476,000




--------------------------------------------------------------------------------------------------------------------------
 UNITED UTILS PLC                                                                            Agenda Number:  701316502
--------------------------------------------------------------------------------------------------------------------------
    Security:  G92806101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jul-2007
        ISIN:  GB0006462336
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts                           Mgmt          For                            For

2.     Declare a final dividend                                  Mgmt          For                            For

3.     Approve the Director's remuneration report                Mgmt          For                            For

4.     Re-appoint Sir Richard Evans                              Mgmt          For                            For

5.     Re-appoint Mr. Tim Weller                                 Mgmt          For                            For

6.     Re-appoint Dr. Catherine Bell                             Mgmt          For                            For

7.     Re-appoint Mr. Paul Capell                                Mgmt          For                            For

8.     Re-appoint Mr. Charlie Cornish                            Mgmt          For                            For

9.     Re-appoint Mr. Andrew Pinder                              Mgmt          For                            For

10.    Re-appoint the Auditors                                   Mgmt          For                            For

11.    Approve the remuneration of the Auditors                  Mgmt          For                            For

12.    Approve to increase the share capital                     Mgmt          For                            For

13.    Authorize the Directors to allot shares                   Mgmt          For                            For

14.    Approve the disapplying statutory pre-emption             Mgmt          For                            For
       rights

15.    Grant authority to market purchases of its own            Mgmt          For                            For
       shares by the Company

16.    Adopt the rules of the Matching Share Plan                Mgmt          For                            For

17.    Amend the Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VENTURE PRODUCTION PLC, ABERDEEN                                                            Agenda Number:  701331821
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9335K105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Aug-2007
        ISIN:  GB0031423188
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, subject to and conditional upon a Subscription   Mgmt          For                            For
       Agreement made between NSGP Holdings Limited
       (1), 3i Group PLC (2), 3i Global Growth 2006-08
       LP (3), 3i Pan European Growth 2006-08 LP (4),
       Oil Gas &Power Co-invest 2006-08 LP (5), and
       Global Growth Co-invest 2006-03 LP (6) and
       the Company (7) and dated 19 JUL 2007 and relating
       to a subscription for GBP 151,000,000 3.25%
       convertible unsecured bonds due 2010 [the Subscription]
       becoming unconditional in all respects and
       such agreement not having been terminated in
       accordance with its terms in addition to all
       existing .and unexercised authorities and authorize
       the Directors of the Company pursuant to section
       95 of the Companies Act 1985 [the Act] to allot
       equity securities [Section 94(2) of the Act]
       for cash as if section 89 of the Act did not
       apply to such allotment provided that such
       power shall be limited to the allotment of
       equity securities up to an aggregate nominal
       amount of GBP 151,000,000 pursuant to the subscription
       with such power to expire 3 months from the
       date of the passing of this resolution

S.2    Approve, that the Board shall restrict the borrowings     Mgmt          For                            For
       of the Company and exercise all voting and
       other rights, powers of control or rights of
       influence exercisable by the Company in relation
       to its subsidiary undertakings [if any] so
       as to secure [so far, as regards subsidiary
       undertakings, as by such exercise the Board
       can secure] that the aggregate amount for the
       time being remaining outstanding of all monies
       borrowed by the Group [as hereinafter defined]
       and for the time being owing to persons outside
       the Group less the aggregate amount of Current
       Net Asset Investments [as hereinafter defined]
       shall not at any time without the previous
       sanction of the Company in general meeting
       exceed the greater of GBP 800,000,000 and an
       amount equal to 3 times the Adjusted capital
       and Reserves [as specified]




--------------------------------------------------------------------------------------------------------------------------
 VENTURE PRODUCTION PLC, ABERDEEN                                                            Agenda Number:  701334992
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9335K105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  15-Aug-2007
        ISIN:  GB0031423188
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the authorized share capital          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VENTURE PRODUCTION PLC, ABERDEEN                                                            Agenda Number:  701533576
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9335K105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  GB0031423188
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report, the              Mgmt          For                            For
       Auditor's report and the Company's accounts
       for the YE 31 DEC 2007

2.     Approve the Directors' remuneration report for            Mgmt          Against                        Against
       the YE 31 DEC 2007

3.     Declare a final dividend of 12.0 pence per share          Mgmt          For                            For
       for the period ended 31 DEC 2007

4.     Elect Mr. Rod Begbie as a Director of the Company         Mgmt          For                            For

5.     Elect Mr. Andrew Carr-Locke as a Director of              Mgmt          For                            For
       the Company

6.     Elect Mr. Graeme Sword as a Director of the               Mgmt          Against                        Against
       Company

7.     Elect Mr. Peter Turner as a Director of the               Mgmt          For                            For
       Company

8.     Elect Mr. Robb Turner as a Director of the Company        Mgmt          Against                        Against

9.     Re-elect Mr. Tom Blades as a Director of the              Mgmt          For                            For
       Company

10.    Re-elect Mr. Tom Ehret as a Director of the               Mgmt          For                            For
       Company

11.    Re-elect Mr. Alan Jones as a Director of the              Mgmt          For                            For
       Company

12.    Re-elect Mr. Larry Kinch as a Director of the             Mgmt          For                            For
       Company

13.    Re-elect Mr. John Morgan as a Director of the             Mgmt          For                            For
       Company

14.    Re-elect Mr. Jon Murphy as a Director of the              Mgmt          For                            For
       Company

15.    Re-elect Mr. Mark Nicholls as a Director of               Mgmt          For                            For
       the Company

16.    Re-elect Mr. Mike Wagstaff as a Director of               Mgmt          For                            For
       the Company

17.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditor in accordance with Section 384 of the
       Companies Act 1985, until the conclusion of
       the next AGM of the Company in 2009

18.    Authorize the Directors to fix the Auditors               Mgmt          For                            For
       remuneration

19.    Authorize the Directors, in substitution for              Mgmt          For                            For
       all previous authorities and pursuant to Section
       80 of the Companies Act 1985, to allot any
       relevant securities [Section 80] up to an aggregate
       nominal amount of GBP 191,121; [Authority expires
       the earlier of the next AGM of the Company
       in 2009 or 13 AUG 2009]; and the Directors
       may make allotments during the relevant period
       which may be exercised after the relevant period

20.    Authorize, in accordance with Section 366 of              Mgmt          For                            For
       the Companies Act 2006, the Company and all
       companies which are subsidiaries of the Company
       at any time during the period for which this
       resolution has effect: a) to make political
       donations to political parties; b) to make
       political donations to political organizations
       other than political parties; and/or c) incur
       political expenditure in a total aggregate
       amount not exceeding GBP 100,000; [Authority
       expires the earlier of the next AGM of the
       Company in 2009 or 13 AUG 2009]

S.21   Authorize the Directors, in substitution for              Mgmt          For                            For
       all previous authorities and pursuant to Section
       94(2) of the Companies Act 1985, to allot equity
       securities for cash pursuant to the authority
       conferred by Resolution 19, dis-applying the
       statutory pre-emption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities: a) in connection
       with a rights issue in favor of equity shareholders;
       b) up to an aggregate nominal amount of GBP
       28,644; [Authority expires the earlier of the
       conclusion of the next AGM of the Company in
       2009 or 13 AUG 2009]; and the Directors may
       allot equity securities after the expiry of
       this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.22   Authorize the Company, in accordance with Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make one
       or more market purchases [Section 163(3)] of
       up to 14,322,178 ordinary shares [10% of the
       issued ordinary share capital] of 0.4 pence
       per share each in the capital of the Company,
       at a minimum price of 0.4 pence and not more
       than 5% above the average market value for
       such shares derived from the London Stock Exchange
       Daily Official List, for the 5 business days
       preceding the date of purchase; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company in 2009 or 13 AUG 2009];
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.23   Adopt the Articles of Association of the Company          Mgmt          For                            For
       in substitution for, and conclusion of, the
       existing Articles of Association as specified

24.    Adopt the Venture Production plc Long Term Share          Mgmt          For                            For
       Incentive Plan 2008 [the 'new LTIP'] as specified
       and authorize the Directors to do all acts
       and things which they consider necessary or
       desirable to carry the same into effect, including
       making such modifications to the rules as may
       be necessary to take account of such local
       statutory, fiscal, securities or other regulations
       as may apply to the new LTIP or any participant
       therein, whether in the United Kingdom or elsewhere,
       provided that any shares issued or issuable
       in respect of overseas participants are treated
       as counting against any limits on the number
       of shares which may be issued pursuant to the
       new LTIP




--------------------------------------------------------------------------------------------------------------------------
 VOSSLOH AG, WERDOHL                                                                         Agenda Number:  701532461
--------------------------------------------------------------------------------------------------------------------------
    Security:  D9494V101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0007667107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 30 APR 2008 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and the Group annual report, and
       the report of the Board of Managing Directors
       pursuant to Sections 289[4] and 315[4] of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 69,956,067.68 as follows: payment
       of a dividend of EUR 1.70 per no-par share
       EUR 44,700,000 shall be allocated to the other
       revenue reserves EUR 103,214.48 shall be carried
       forward ex-dividend and payable date: 22 MAY
       2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       BDO Deutsche Warentreuhand AG, Essen

6.A    Elections to the Supervisory Board: Dr. Wilfried          Mgmt          For                            For
       Kaiser

6.b    Elections to the Supervisory Board: Mr. Peter             Mgmt          For                            For
       Langenbach

6.C    Elections to the Supervisory Board: Dr. Juergen           Mgmt          For                            For
       Blume

6.D    Elections to the Supervisory Board: Dr. Christoph         Mgmt          For                            For
       Kirsch

7.     Resolution on the remuneration for Members of             Mgmt          For                            For
       the Supervisory Board and the Corresponding
       amendment to the Article of Association as
       of the 2008 FY, each Member of the Supervisory
       Board shall receive a fixed annual remuneration
       of EUR 20,000 and a variable remuneration of
       EUR 1,000 for every EUR 0.10 of the consolidated
       annual profit per share in excess of EUR 2,
       the Chairman shall receive thrice, the Deputy
       Chairman 1 and a half times, these amounts,
       Members of Supervisory Board Committees shall
       receive an additional one fourth of the fixed
       and the variable remuneration, the Chairman
       of the Audit Committee shall receive one third,
       Members of the Nomination Committee shall receive
       one fourth of the fixed remuneration, the Company
       shall be authorized to take out D+O Insurance
       Policies for Members of the Supervisory Board

8.     Approval of the control and profit transfer               Mgmt          For                            For
       agreement with the Company's wholly-owned subsidiary
       Vossloh Kiepe GMBH, effective retroactively
       from 01 JAN 2008 until at least 31 DEC 2012

9.     Resolution on the revocation of the existing              Mgmt          Against                        Against
       authorized capital, the creation of new authorized
       capital, and the corresponding amendment to
       the Article of Association the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the Company's
       share capital by up to EUR 18,406,507.72 through
       the issue of new ordinary and/or preferred
       shares against payment in cash and/or kind,
       on or before 20 MAY 2013, shareholders shall
       be granted subscription rights except for a
       capital increase of up to 10 % of the Company's
       share capital against payment in cash if the
       new shares are issued at a price not materially
       below their market price, for a capital increase
       of up to EUR 9,000,000 against payment in kind
       in connection with mergers and acquisitions,
       for the granting of such rights to bondholders,
       and for residual amounts, holders of 1 class
       of shares may not subscribe for the other class
       of shares

10.    Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10 % of its share capital,
       at prices not deviating more than 5% from the
       market price of the shares, on or before 20
       NOV 2009, the Board of Managing Directors shall
       be authorized to dispose of the shares in a
       manner other than the Stock Exchange or an
       offer to all shareholders if the shares are
       sold at a price not materially below their
       market price, to use the shares in connection
       with mergers and acquisitions, and to retire
       the shares




--------------------------------------------------------------------------------------------------------------------------
 WELLSTREAM HOLDINGS PLC, NEWCASTLE UPON TYNE                                                Agenda Number:  701547309
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9529Y101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-May-2008
        ISIN:  GB00B1VWM162
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company's annual accounts           Mgmt          For                            For
       for the FYE 31 DEC 2007 together with the Directors
       reports, the Director remuneration report and
       the auditors report on those accounts and on
       the auditable part of the Director remuneration
       report

2.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       to hold office from the conclusion of this
       meeting until the conclusion of the next AGM
       of the Company at which accounts are laid and
       authorize the Directors to fix their remuneration

3.     Elect Mr. Neil Gaskell as a Director of the               Mgmt          For                            For
       Company

4.     Elect Mr. Christopher Gill as a Director of               Mgmt          For                            For
       the Company

5.     Elect Mr. Francisco Gros as a Director of the             Mgmt          For                            For
       Company

6.     Elect Mr. Patrick Murray as a Director of the             Mgmt          For                            For
       Company

7.     Re-elect Mr. Christopher Braithwaite as a Director        Mgmt          For                            For
       of the Company

8.     Re-elect Mr. Gordon Chapman as a Director of              Mgmt          For                            For
       the Company

9.     Re-elect Sir. Graham Hearne as a Director of              Mgmt          For                            For
       the Company

10.    Re-elect Mr. John Kennedy as a Director of the            Mgmt          For                            For
       Company

11.    Approve the Directors' remuneration report for            Mgmt          For                            For
       the FYE 31 DEC 2007

12.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985 [the Act],
       to allot relevant securities up to an aggregate
       nominal amount of GBP 331,900; [Authority expires
       the earlier of the date of the AGM of the Company
       after the passing of the resolution or if earlier,
       20 AUG 2009]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       as if the authority conferred by this resolution
       has not expired

S.13   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the resolution 12, in substitution for any
       existing authority and pursuant to Section
       95 of the Companies Act 1985 [the Act], to
       allot equity securities [Section 94(2) of the
       Act] for cash, pursuant to the general authority
       under the Section 89[1] of the Act conferred
       on the Directors by Resolution 12, disapplying
       the statutory pre-emption rights [Section 89(1)],
       provided that this power shall be limited to
       the allotment of equity securities in connection
       with a rights issue, up to an aggregate nominal
       amount of GBP 49,789.88; [Authority expires
       the earlier of the date of the AGM of the Company
       after the passing of the resolution or if earlier,
       20 AUG 2009 and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry; this power applies
       to in relation to sale of shares which is an
       allotment of equity securities by virtue of
       Section 94(3A) of the Act as if in this resolution
       the words 'pursuant to the authority under
       section 80 of the Act conferred on the Directors
       by resolution 12' were omitted

S.14   Authorize the Company, to make 1 or more market           Mgmt          For                            For
       purchases [Section 163 [3] of up to 9,957,975
       ordinary shares at a minimum price GBP 0.01
       each per ordinary shares and the maximum aggregate
       number of ordinary shares to be purchased is
       9,957,975 [10% of the share capital] and the
       maximum share not more than 5% above the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company after the passing of
       the resolution or if earlier, 20 AUG 2009];
       and the Company may make contract or contracts
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.15   Adopt the Article of Association produced to              Mgmt          For                            For
       the meeting and initialed by the chairman for
       the purposes of identification as adopted as
       the new Article of Association of the Company
       in substitution for and to the exclusion of
       all existing Article of Association of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 WHITBREAD PLC, LUTON BEDFORDSHIRE                                                           Agenda Number:  701403747
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9606P197                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  27-Nov-2007
        ISIN:  GB00B1KJJ408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to renew the Company's authority to               Mgmt          For                            For
       make market purchases of its ordinary shares




--------------------------------------------------------------------------------------------------------------------------
 YAMANA GOLD INC                                                                             Agenda Number:  701562402
--------------------------------------------------------------------------------------------------------------------------
    Security:  98462Y100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-May-2008
        ISIN:  CA98462Y1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

A.     Approve to increase the maximum number of Directors       Mgmt          For                            For
       from 10 to 15

B.1    Elect Mr. Peter Marrone as a Director                     Mgmt          For                            For

B.2    Elect Mr. Victor H. Bradley as a Director                 Mgmt          Against                        Against

B.3    Elect Mr. Patrick J. Mars as a Director                   Mgmt          For                            For

B.4    Elect Mr. Juvenal Mesquita Filho as a Director            Mgmt          For                            For

B.5    Elect Mr. Antenor F. Silva, JR. as a Director             Mgmt          For                            For

B.6    Elect Mr. Nigel Lees as a Director                        Mgmt          For                            For

B.7    Elect Mr. Dino Titaro as a Director                       Mgmt          For                            For

B.8    Elect Mr. John Begeman as a Director                      Mgmt          For                            For

B.9    Elect Mr. Robert Horn as a Director                       Mgmt          For                            For

B.10   Elect Mr. Richard Graff as a Director                     Mgmt          For                            For

B.11   Elect Mr. Carl Renzoni as a Director                      Mgmt          For                            For

C.     Appoint Deloitte and Touche LLP as the Auditors           Mgmt          For                            For

D.     Adopt the Restricted Share Unit Plan                      Mgmt          For                            For

E.     Approve the Confirmation of the New General               Mgmt          For                            For
       By-Law




--------------------------------------------------------------------------------------------------------------------------
 YANTAI RAFFLES SHIPYARD PTE LTD, SINGAPORE                                                  Agenda Number:  701571386
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9732T105                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  SG9999002265
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts for the FYE 31 DEC 2007,
       together with the Auditor's report thereon

2.     Re-elect Mr. Julian Chang as a Director, who              Mgmt          For                            For
       retires by rotation pursuant to Article 91
       of Articles of Association of the Company

3.     Re-elect Mr. Chang Yee Meng, Malcolm as a Director,       Mgmt          For                            For
       who retires by rotation pursuant to Article
       91 of the Articles of Association of the Company

4.     Re-elect Mr. Liu Chee Ming as a Director, who             Mgmt          For                            For
       retires by rotation pursuant to the Articles
       of Association of the Company

5.     Approve the payment of Directors' fee of SGD              Mgmt          For                            For
       316,000 for FYE 31 DEC 2007

6.     Re-appoint Messrs. Ernst and Young as the Auditors        Mgmt          For                            For
       and authorize the Directors to fix their remuneration

7.     Grant authority to issue shares                           Mgmt          For                            For

8.     Amend the rules of Yantai Raffles Executive               Mgmt          Against                        Against
       Share Option Scheme

9.     Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 YARA INTL ASA                                                                               Agenda Number:  701216219
--------------------------------------------------------------------------------------------------------------------------
    Security:  R9900C106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  NO0010208051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect the Chairperson of the meeting and a person         Mgmt          For                            For
       to co-sign the minutes of the general meeting

2.     Approve the financial statements and statutory            Mgmt          For                            For
       reports and the allocation of income and dividends
       of NOK 2.50 per share

3.     Approve the Remuneration Policy and other Terms           Mgmt          For                            For
       of Employment for Executive Management

4.     Approve the remuneration of the Auditor                   Mgmt          For                            For

5.     Approve the remuneration of the Members of the            Mgmt          For                            For
       Board

6.     Approve the remuneration of the Members of the            Mgmt          For                            For
       Election Committee

7.     Approve NOK 19.4 million reduction in share               Mgmt          For                            For
       capital via cancellation of 7.3 million repurchased
       shares and redemption of 4.1 million shares
       held by Norwegian state

8.     Authorize the Board for acquisition of own shares         Mgmt          For                            For
       up to 5% of issued shares in Yara International
       ASA




--------------------------------------------------------------------------------------------------------------------------
 YARA INTL ASA                                                                               Agenda Number:  701541662
--------------------------------------------------------------------------------------------------------------------------
    Security:  R9900C106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  NO0010208051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect the Chairperson of the meeting and a person         Mgmt          For                            For
       to co-sign the minutes of the general meeting

2.     Approve the annual accounts and the annual report         Mgmt          For                            For
       for 2007 for Yara International ASA and the
       group, hereunder payment of dividends of NOK
       4.00 per share

3.     Approve the information about guidelines for              Mgmt          For                            For
       the remuneration of the members of the executive
       management

4.     Approve the remuneration to the Auditor                   Mgmt          For                            For

5.     Elect the members of the Board                            Mgmt          For                            For

6.     Approve the remuneration to the members of the            Mgmt          For                            For
       Board

7.     Elect the members of the Nomination Committee             Mgmt          For                            For
       and approve the remuneration to the Members
       of the Nomination Committee

8.     Approve the power of attorney from the general            Mgmt          For                            For
       meeting to the Board for acquisition of own
       shares

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 YIT OYJ, HELSINKI                                                                           Agenda Number:  701458021
--------------------------------------------------------------------------------------------------------------------------
    Security:  X9862Q104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Mar-2008
        ISIN:  FI0009800643
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the actions on profit or loss to pay              Mgmt          For                            For
       dividend of EUR 0.80 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the number of Board Members                       Mgmt          For                            For

1.5    Approve the remuneration of Board Members                 Mgmt          For                            For

1.6    Approve the remuneration of Auditor(s)                    Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          For                            For

1.8    Elect the Auditor(s)                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ZHAOJIN MINING INDUSTRY COMPANY LTD, BEIJING                                                Agenda Number:  701511289
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y988A6104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  CNE1000004R6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       [Board] of the Company for the YE 31 DEC 2007

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

3.     Approve the audited financial report of the               Mgmt          For                            For
       Company for the YE 31 DEC 2007

4.     Approve the proposal for the declaration and              Mgmt          For                            For
       payment of final dividends for the YE 31 DEC
       2007

5.     Re-appoint Ernst & Young and Beijing Tin Wha              Mgmt          For                            For
       Certified Public Accountants as the international
       and PRC Auditors of the Company for the YE
       31 DEC 2008, respectively, and authorize the
       Board to determine their respective remuneration

6.     Approve the proposal of the increase of annual            Mgmt          For                            For
       allowances for the independent Non-Executive
       Directors of the Company from RMB 100,000 [before
       taxation] to RMB 160,000 [before taxation],
       the implementation of which will be effective
       upon approval at the AGM

S.7    Approve the proposal relating to the increase             Mgmt          For                            For
       of the registered capital of the Company from
       RMB 728,715,000 to RMB 1,457,430,000 by the
       bonus issue of the Company to the shareholders
       [the Bonus Issue] whose names appear on the
       register of the Members of the Company on 16
       MAY 2008 [the Record Date] on the basis of
       one bonus share to be issued [0.25 of which
       is to be made by way of capitalization of retained
       profits and 0.75 of which is to be made by
       way of capitalization of the capital reserve
       fund] for every one share held by such shareholders
       [i.e., one bonus H share and one bonus domestic
       share to be issued in respect of every one
       H share and one domestic share held by the
       shareholders, respectively] on the record date

S.8    Amend the Article 1.2 of the Articles of Association      Mgmt          For                            For
       of the Company [the Articles of Association]
       as specified

S.9    Amend the Article 3.5 of the Articles of Association      Mgmt          For                            For
       [as specified]

S.10   Amend the Article 3.8 of the Articles of Association      Mgmt          For                            For
       [as specified]

       Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ZHAOJIN MINING INDUSTRY COMPANY LTD, BEIJING                                                Agenda Number:  701511354
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y988A6104                                                             Meeting Type:  CLS
      Ticker:                                                                        Meeting Date:  16-May-2008
        ISIN:  CNE1000004R6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to increase the registered capital of             Mgmt          For                            For
       the Company from RMB 728,715,000 to RMB 1,457,430,000
       by the bonus issues of the Company to the shareholders
       [ the Bonus Issue'] whose names appear on the
       register of members of the Company on 16 MAY
       2008 [ the Record Date] on the basis of 1 bonus
       share to be issued [0.25 of which is to be
       made by way of capitalization of retained profits
       and 0.75 of which is to be made by way of capitalization
       of the capital reserve fund] for every 1 share
       held by such shareholders[i.e., 1 bonus H share
       and 1 bonus domestic share to be issued in
       respect of every 1 H share and 1 domestic share
       held by the shareholders, respectively] on
       the Record date




--------------------------------------------------------------------------------------------------------------------------
 ZIJIN MINING GROUP CO LTD, FUJIAN PROVINCE                                                  Agenda Number:  701455835
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9892H107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  CNE100000502
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to extend the effective period of the             Mgmt          For                            For
       shareholders' approval for the proposed A Share
       Issue until the expiration of a period of 12
       months from the date of passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 ZIJIN MINING GROUP CO LTD, FUJIAN PROVINCE                                                  Agenda Number:  701455859
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9892H107                                                             Meeting Type:  CLS
      Ticker:                                                                        Meeting Date:  26-Mar-2008
        ISIN:  CNE100000502
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to extend the effective period of the             Mgmt          For                            For
       shareholders' approval for the proposed A Share
       Issue until the expiration of a period of 12
       months from the date of passing of this resolution



* Management position unknown

Epoch U.S. All Cap Equity Fund
--------------------------------------------------------------------------------------------------------------------------
 AETNA INC.                                                                                  Agenda Number:  932870896
--------------------------------------------------------------------------------------------------------------------------
    Security:  00817Y108                                                             Meeting Type:  Annual
      Ticker:  AET                                                                   Meeting Date:  30-May-2008
        ISIN:  US00817Y1082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: FRANK M. CLARK                      Mgmt          For                            For

1B     ELECTION OF DIRECTOR: BETSY Z. COHEN                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: MOLLY J. COYE, M.D.                 Mgmt          For                            For

1D     ELECTION OF DIRECTOR: ROGER N. FARAH                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: BARBARA HACKMAN FRANKLIN            Mgmt          For                            For

1F     ELECTION OF DIRECTOR: JEFFREY E. GARTEN                   Mgmt          For                            For

1G     ELECTION OF DIRECTOR: EARL G. GRAVES                      Mgmt          For                            For

1H     ELECTION OF DIRECTOR: GERALD GREENWALD                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: ELLEN M. HANCOCK                    Mgmt          For                            For

1J     ELECTION OF DIRECTOR: EDWARD J. LUDWIG                    Mgmt          For                            For

1K     ELECTION OF DIRECTOR: JOSEPH P. NEWHOUSE                  Mgmt          For                            For

1L     ELECTION OF DIRECTOR: RONALD A. WILLIAMS                  Mgmt          For                            For

02     APPROVAL OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING      Mgmt          For                            For
       FIRM

03     SHAREHOLDER PROPOSAL ON CUMULATIVE VOTING                 Shr           For                            Against

04     SHAREHOLDER PROPOSAL ON NOMINATING A RETIRED              Shr           Against                        For
       AETNA EXECUTIVE TO THE BOARD




--------------------------------------------------------------------------------------------------------------------------
 AGILENT TECHNOLOGIES, INC.                                                                  Agenda Number:  932805433
--------------------------------------------------------------------------------------------------------------------------
    Security:  00846U101                                                             Meeting Type:  Annual
      Ticker:  A                                                                     Meeting Date:  27-Feb-2008
        ISIN:  US00846U1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HEIDI KUNZ                                                Mgmt          For                            For
       DAVID M. LAWRENCE, M.D.                                   Mgmt          For                            For
       A. BARRY RAND                                             Mgmt          For                            For

02     THE RATIFICATION OF THE AUDIT AND FINANCE COMMITTEE'S     Mgmt          For                            For
       APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS
       AGILENT'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM.

03     THE APPROVAL OF THE AGILENT TECHNOLOGIES, INC.            Mgmt          For                            For
       LONG-TERM PERFORMANCE PROGRAM.




--------------------------------------------------------------------------------------------------------------------------
 ALLIANT TECHSYSTEMS INC.                                                                    Agenda Number:  932745637
--------------------------------------------------------------------------------------------------------------------------
    Security:  018804104                                                             Meeting Type:  Annual
      Ticker:  ATK                                                                   Meeting Date:  31-Jul-2007
        ISIN:  US0188041042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       FRANCES D. COOK                                           Mgmt          For                            For
       MARTIN C. FAGA                                            Mgmt          For                            For
       RONALD R. FOGLEMAN                                        Mgmt          For                            For
       CYNTHIA L. LESHER                                         Mgmt          For                            For
       DOUGLAS L. MAINE                                          Mgmt          For                            For
       ROMAN MARTINEZ IV                                         Mgmt          For                            For
       DANIEL J. MURPHY                                          Mgmt          For                            For
       MARK H. RONALD                                            Mgmt          For                            For
       MICHAEL T. SMITH                                          Mgmt          For                            For
       WILLIAM G. VAN DYKE                                       Mgmt          For                            For

02     APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC              Mgmt          For                            For
       ACCOUNTING FIRM

03     APPROVAL OF AMENDED AND RESTATED 2005 STOCK               Mgmt          For                            For
       INCENTIVE PLAN

04     STOCKHOLDER PROPOSAL - REPORT ON DEPLETED URANIUM         Shr           Against                        For
       WEAPONS AND COMPONENTS




--------------------------------------------------------------------------------------------------------------------------
 ALTRIA GROUP, INC.                                                                          Agenda Number:  932886546
--------------------------------------------------------------------------------------------------------------------------
    Security:  02209S103                                                             Meeting Type:  Annual
      Ticker:  MO                                                                    Meeting Date:  28-May-2008
        ISIN:  US02209S1033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTORS: ELIZABETH E. BAILEY                Mgmt          For                            For

1B     ELECTION OF DIRECTORS: GERALD L. BALILES                  Mgmt          For                            For

1C     ELECTION OF DIRECTORS: DINYAR S. DEVITRE                  Mgmt          For                            For

1D     ELECTION OF DIRECTORS: THOMAS F. FARRELL, II              Mgmt          For                            For

1E     ELECTION OF DIRECTORS: ROBERT E.R. HUNTLEY                Mgmt          For                            For

1F     ELECTION OF DIRECTORS: THOMAS W. JONES                    Mgmt          For                            For

1G     ELECTION OF DIRECTORS: GEORGE MUNOZ                       Mgmt          For                            For

1H     ELECTION OF DIRECTORS: MICHAEL E. SZYMANCZYK              Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF INDEPENDENT              Mgmt          For                            For
       AUDITORS

03     STOCKHOLDER PROPOSAL 1 - SHAREHOLDER SAY ON               Shr           For                            Against
       EXECUTIVE PAY

04     STOCKHOLDER PROPOSAL 2 - CUMULATIVE VOTING                Shr           For                            Against

05     STOCKHOLDER PROPOSAL 3 - APPLY GLOBALLY PRACTICES         Shr           Against                        For
       DEMANDED BY THE MASTER SETTLEMENT AGREEMENT

06     STOCKHOLDER PROPOSAL 4 - STOP YOUTH-ORIENTED              Shr           Against                        For
       AD CAMPAIGNS

07     STOCKHOLDER PROPOSAL 5 - "TWO CIGARETTE" APPROACH         Shr           Against                        For
       TO MARKETING

08     STOCKHOLDER PROPOSAL 6 - ENDORSE HEALTH CARE              Shr           Against                        For
       PRINCIPLES




--------------------------------------------------------------------------------------------------------------------------
 AMERICAN STANDARD COMPANIES INC.                                                            Agenda Number:  932766174
--------------------------------------------------------------------------------------------------------------------------
    Security:  029712106                                                             Meeting Type:  Special
      Ticker:  ASD                                                                   Meeting Date:  28-Sep-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO VOTE ON A PROPOSAL TO AMEND THE COMPANY'S              Mgmt          For                            For
       CERTIFICATE OF INCORPORATION TO CHANGE THE
       NAME OF THE COMPANY FROM "AMERICAN STANDARD
       COMPANIES INC." TO "TRANE INC."




--------------------------------------------------------------------------------------------------------------------------
 ANHEUSER-BUSCH COMPANIES, INC.                                                              Agenda Number:  932821716
--------------------------------------------------------------------------------------------------------------------------
    Security:  035229103                                                             Meeting Type:  Annual
      Ticker:  BUD                                                                   Meeting Date:  23-Apr-2008
        ISIN:  US0352291035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       AUGUST A. BUSCH III                                       Mgmt          For                            For
       AUGUST A. BUSCH IV                                        Mgmt          For                            For
       CARLOS FERNANDEZ G.                                       Mgmt          For                            For
       JAMES R. JONES                                            Mgmt          For                            For
       JOYCE M. ROCHE                                            Mgmt          For                            For
       HENRY HUGH SHELTON                                        Mgmt          For                            For
       PATRICK T. STOKES                                         Mgmt          For                            For
       ANDREW C. TAYLOR                                          Mgmt          For                            For
       DOUGLAS A. WARNER III                                     Mgmt          For                            For

02     APPROVAL OF THE 2008 LONG-TERM EQUITY INCENTIVE           Mgmt          For                            For
       PLAN FOR NON-EMPLOYEE DIRECTORS.

03     APPROVAL OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING      Mgmt          For                            For
       FIRM.

04     STOCKHOLDER PROPOSAL CONCERNING A REPORT ON               Shr           Against                        For
       CHARITABLE CONTRIBUTIONS.

05     STOCKHOLDER PROPOSAL CONCERNING SPECIAL SHAREHOLDER       Shr           For                            Against
       MEETINGS.

06     STOCKHOLDER PROPOSAL CONCERNING EXECUTIVE COMPENSATION.   Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 APPLE INC.                                                                                  Agenda Number:  932807273
--------------------------------------------------------------------------------------------------------------------------
    Security:  037833100                                                             Meeting Type:  Annual
      Ticker:  AAPL                                                                  Meeting Date:  04-Mar-2008
        ISIN:  US0378331005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM V. CAMPBELL                                       Mgmt          For                            For
       MILLARD S. DREXLER                                        Mgmt          For                            For
       ALBERT A. GORE, JR.                                       Mgmt          For                            For
       STEVEN P. JOBS                                            Mgmt          For                            For
       ANDREA JUNG                                               Mgmt          For                            For
       ARTHUR D. LEVINSON                                        Mgmt          For                            For
       ERIC E. SCHMIDT                                           Mgmt          For                            For
       JEROME B. YORK                                            Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF KPMG LLP AS APPLE            Mgmt          For                            For
       INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR FISCAL YEAR 2008.

03     TO CONSIDER A SHAREHOLDER PROPOSAL ENTITLED               Shr           For                            Against
       "ADVISORY VOTE ON COMPENSATION", IF PROPERLY
       PRESENTED AT THE MEETING.

04     TO CONSIDER A SHAREHOLDER PROPOSAL ENTITLED               Shr           Against                        For
       "AMEND CORPORATE BYLAWS ESTABLISHING A BOARD
       COMMITTEE ON SUSTAINABILITY", IF PROPERLY PRESENTED
       AT THE MEETING.




--------------------------------------------------------------------------------------------------------------------------
 ARBITRON INC.                                                                               Agenda Number:  932846667
--------------------------------------------------------------------------------------------------------------------------
    Security:  03875Q108                                                             Meeting Type:  Annual
      Ticker:  ARB                                                                   Meeting Date:  13-May-2008
        ISIN:  US03875Q1085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       SHELLYE L. ARCHAMBEAU                                     Mgmt          For                            For
       DAVID W. DEVONSHIRE                                       Mgmt          For                            For
       PHILIP GUARASCIO                                          Mgmt          For                            For
       WILLIAM T. KERR                                           Mgmt          For                            For
       LARRY E. KITTELBERGER                                     Mgmt          For                            For
       STEPHEN B. MORRIS                                         Mgmt          For                            For
       LUIS G. NOGALES                                           Mgmt          For                            For
       RICHARD A. POST                                           Mgmt          For                            For

02     APPROVAL OF 2008 EQUITY COMPENSATION PLAN                 Mgmt          For                            For

03     AMENDMENT OF THE ARBITRON INC. EMPLOYEE STOCK             Mgmt          For                            For
       PURCHASE PLAN




--------------------------------------------------------------------------------------------------------------------------
 ARCH COAL, INC.                                                                             Agenda Number:  932832137
--------------------------------------------------------------------------------------------------------------------------
    Security:  039380100                                                             Meeting Type:  Annual
      Ticker:  ACI                                                                   Meeting Date:  24-Apr-2008
        ISIN:  US0393801008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES R. BOYD                                             Mgmt          For                            For
       JOHN W. EAVES                                             Mgmt          For                            For
       DOUGLAS H. HUNT                                           Mgmt          For                            For
       A. MICHAEL PERRY                                          Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF INDEPENDENT            Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM




--------------------------------------------------------------------------------------------------------------------------
 AUTOMATIC DATA PROCESSING, INC.                                                             Agenda Number:  932775351
--------------------------------------------------------------------------------------------------------------------------
    Security:  053015103                                                             Meeting Type:  Annual
      Ticker:  ADP                                                                   Meeting Date:  13-Nov-2007
        ISIN:  US0530151036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GREGORY D. BRENNEMAN                                      Mgmt          For                            For
       LESLIE A. BRUN                                            Mgmt          For                            For
       GARY C. BUTLER                                            Mgmt          For                            For
       LEON G. COOPERMAN                                         Mgmt          For                            For
       ERIC C. FAST                                              Mgmt          For                            For
       R. GLENN HUBBARD                                          Mgmt          For                            For
       JOHN P. JONES                                             Mgmt          For                            For
       FREDERIC V. MALEK                                         Mgmt          For                            For
       GREGORY L. SUMME                                          Mgmt          For                            For
       HENRY TAUB                                                Mgmt          For                            For

02     APPOINTMENT OF DELOITTE & TOUCHE LLP                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BANK OF NEW YORK MELLON CORP.                                                               Agenda Number:  932828342
--------------------------------------------------------------------------------------------------------------------------
    Security:  064058100                                                             Meeting Type:  Annual
      Ticker:  BK                                                                    Meeting Date:  08-Apr-2008
        ISIN:  US0640581007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       FRANK J. BIONDI, JR.                                      Mgmt          For                            For
       RUTH E. BRUCH                                             Mgmt          For                            For
       NICHOLAS M. DONOFRIO                                      Mgmt          For                            For
       STEVEN G. ELLIOTT                                         Mgmt          For                            For
       GERALD L. HASSELL                                         Mgmt          For                            For
       EDMUND F. KELLY                                           Mgmt          For                            For
       ROBERT P. KELLY                                           Mgmt          For                            For
       RICHARD J. KOGAN                                          Mgmt          For                            For
       MICHAEL J. KOWALSKI                                       Mgmt          For                            For
       JOHN A. LUKE, JR.                                         Mgmt          For                            For
       ROBERT MEHRABIAN                                          Mgmt          For                            For
       MARK A. NORDENBERG                                        Mgmt          For                            For
       CATHERINE A. REIN                                         Mgmt          For                            For
       THOMAS A. RENYI                                           Mgmt          For                            For
       WILLIAM C. RICHARDSON                                     Mgmt          For                            For
       SAMUEL C. SCOTT III                                       Mgmt          For                            For
       JOHN P. SURMA                                             Mgmt          For                            For
       WESLEY W. VON SCHACK                                      Mgmt          For                            For

02     PROPOSAL TO APPROVE THE ADOPTION OF LONG-TERM             Mgmt          For                            For
       INCENTIVE PLAN.

03     PROPOSAL TO APPROVE THE ADOPTION OF EMPLOYEE              Mgmt          For                            For
       STOCK PURCHASE PLAN.

04     PROPOSAL TO APPROVE THE ADOPTION OF EXECUTIVE             Mgmt          For                            For
       INCENTIVE COMPENSATION PLAN.

05     RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT    Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTANTS.

06     STOCKHOLDER PROPOSAL WITH RESPECT TO CUMULATIVE           Shr           For                            Against
       VOTING.

07     STOCKHOLDER PROPOSAL REQUESTING ANNUAL VOTE               Shr           For                            Against
       ON AN ADVISORY RESOLUTION TO RATIFY EXECUTIVE
       COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 BOSTON SCIENTIFIC CORPORATION                                                               Agenda Number:  932830222
--------------------------------------------------------------------------------------------------------------------------
    Security:  101137107                                                             Meeting Type:  Annual
      Ticker:  BSX                                                                   Meeting Date:  06-May-2008
        ISIN:  US1011371077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       URSULA M. BURNS                                           Mgmt          For                            For
       WARREN B. RUDMAN                                          Mgmt          For                            For
       JAMES R. TOBIN                                            Mgmt          For                            For
       NANCY-ANN DEPARLE                                         Mgmt          For                            For
       J. RAYMOND ELLIOTT                                        Mgmt          For                            For
       MARYE ANNE FOX                                            Mgmt          For                            For
       RAY J. GROVES                                             Mgmt          For                            For
       N.J. NICHOLAS, JR.                                        Mgmt          For                            For
       PETE M. NICHOLAS                                          Mgmt          For                            For
       JOHN E. PEPPER                                            Mgmt          For                            For

02     APPROVAL OF AN AMENDMENT AND RESTATEMENT OF               Mgmt          For                            For
       THE 2003 LONG-TERM INCENTIVE PLAN.

03     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS FOR FISCAL YEAR
       2008.

04     TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY           Mgmt          Against                        Against
       COME BEFORE THE MEETING OR ANY ADJOURNMENT
       OR POSTPONEMENT THEREOF




--------------------------------------------------------------------------------------------------------------------------
 BRISTOL-MYERS SQUIBB COMPANY                                                                Agenda Number:  932833557
--------------------------------------------------------------------------------------------------------------------------
    Security:  110122108                                                             Meeting Type:  Annual
      Ticker:  BMY                                                                   Meeting Date:  06-May-2008
        ISIN:  US1101221083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: L.B. CAMPBELL                       Mgmt          For                            For

1B     ELECTION OF DIRECTOR: J.M. CORNELIUS                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: L.J. FREEH                          Mgmt          For                            For

1D     ELECTION OF DIRECTOR: L.H. GLIMCHER, M.D.                 Mgmt          For                            For

1E     ELECTION OF DIRECTOR: M. GROBSTEIN                        Mgmt          For                            For

1F     ELECTION OF DIRECTOR: L. JOHANSSON                        Mgmt          For                            For

1G     ELECTION OF DIRECTOR: A.J. LACY                           Mgmt          For                            For

1H     ELECTION OF DIRECTOR: V.L. SATO, PH.D.                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: T.D. WEST, JR.                      Mgmt          For                            For

1J     ELECTION OF DIRECTOR: R.S. WILLIAMS, M.D.                 Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT REGISTERED PUBLIC             Mgmt          For                            For
       ACCOUNTING FIRM

03     EXECUTIVE COMPENSATION DISCLOSURE                         Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 BUNGE LIMITED                                                                               Agenda Number:  932868675
--------------------------------------------------------------------------------------------------------------------------
    Security:  G16962105                                                             Meeting Type:  Annual
      Ticker:  BG                                                                    Meeting Date:  23-May-2008
        ISIN:  BMG169621056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: ERNEST G. BACHRACH                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: ENRIQUE H. BOILINI                  Mgmt          For                            For

1C     ELECTION OF DIRECTOR: MICHAEL H. BULKIN                   Mgmt          For                            For

02     TO APPOINT DELOITTE & TOUCHE LLP AS BUNGE LIMITED'S       Mgmt          For                            For
       INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2008 AND TO AUTHORIZE THE AUDIT
       COMMITTEE OF THE BOARD OF DIRECTORS TO DETERMINE
       THE INDEPENDENT AUDITORS' FEES.

03     TO INCREASE THE NUMBER OF AUTHORIZED COMMON               Mgmt          For                            For
       SHARES OF BUNGE LIMITED FROM 240,000,000 TO
       400,000,000.

04     TO INCREASE THE NUMBER OF AUTHORIZED PREFERENCE           Mgmt          Against                        Against
       SHARES OF BUNGE LIMITED FROM 10,000,000 TO
       21,000,000.

05     TO AMEND BUNGE LIMITED'S BYE-LAWS TO PERMIT               Mgmt          For                            For
       BUNGE LIMITED TO REPURCHASE OR OTHERWISE ACQUIRE
       ITS SHARES TO HOLD AS TREASURY SHARES.




--------------------------------------------------------------------------------------------------------------------------
 CONOCOPHILLIPS                                                                              Agenda Number:  932842912
--------------------------------------------------------------------------------------------------------------------------
    Security:  20825C104                                                             Meeting Type:  Annual
      Ticker:  COP                                                                   Meeting Date:  14-May-2008
        ISIN:  US20825C1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: HAROLD W. MCGRAW III                Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JAMES J. MULVA                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: BOBBY S. SHACKOULS                  Mgmt          For                            For

02     TO AMEND AMENDED AND RESTATED BY-LAWS AND RESTATED        Mgmt          For                            For
       CERTIFICATE OF INCORPORATION TO PROVIDE FOR
       THE ANNUAL ELECTION OF DIRECTORS

03     TO RATIFY APPOINTMENT OF ERNST & YOUNG LLP AS             Mgmt          For                            For
       CONOCOPHILLIPS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2008

04     QUALIFICATIONS FOR DIRECTOR NOMINEES                      Shr           Against                        For

05     REPORT ON RECOGNITION OF INDIGENOUS RIGHTS                Shr           Against                        For

06     ADVISORY VOTE ON EXECUTIVE COMPENSATION                   Shr           For                            Against

07     POLITICAL CONTRIBUTIONS                                   Shr           For                            Against

08     GREENHOUSE GAS REDUCTION                                  Shr           For                            Against

09     COMMUNITY ACCOUNTABILITY                                  Shr           Against                        For

10     DRILLING IN SENSITIVE/PROTECTED AREAS                     Shr           For                            Against

11     ENVIRONMENTAL IMPACT                                      Shr           For                            Against

12     GLOBAL WARMING                                            Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 DAVITA INC.                                                                                 Agenda Number:  932884819
--------------------------------------------------------------------------------------------------------------------------
    Security:  23918K108                                                             Meeting Type:  Annual
      Ticker:  DVA                                                                   Meeting Date:  09-Jun-2008
        ISIN:  US23918K1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: CHARLES G. BERG                     Mgmt          For                            For

1B     ELECTION OF DIRECTOR: WILLARD W. BRITTAIN, JR.            Mgmt          For                            For

1C     ELECTION OF DIRECTOR: NANCY-ANN DEPARLE                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: PAUL J. DIAZ                        Mgmt          For                            For

1E     ELECTION OF DIRECTOR: PETER T. GRAUER                     Mgmt          For                            For

1F     ELECTION OF DIRECTOR: JOHN M. NEHRA                       Mgmt          For                            For

1G     ELECTION OF DIRECTOR: WILLIAM L. ROPER, M.D.              Mgmt          For                            For

1H     ELECTION OF DIRECTOR: KENT J. THIRY                       Mgmt          For                            For

1I     ELECTION OF DIRECTOR: ROGER J. VALINE                     Mgmt          For                            For

1J     ELECTION OF DIRECTOR: RICHARD C. VAUGHAN                  Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR FISCAL YEAR 2008




--------------------------------------------------------------------------------------------------------------------------
 E. I. DU PONT DE NEMOURS AND COMPANY                                                        Agenda Number:  932834117
--------------------------------------------------------------------------------------------------------------------------
    Security:  263534109                                                             Meeting Type:  Annual
      Ticker:  DD                                                                    Meeting Date:  30-Apr-2008
        ISIN:  US2635341090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD H. BROWN                                          Mgmt          For                            For
       ROBERT A. BROWN                                           Mgmt          For                            For
       BERTRAND P. COLLOMB                                       Mgmt          For                            For
       CURTIS J. CRAWFORD                                        Mgmt          For                            For
       ALEXANDER M. CUTLER                                       Mgmt          For                            For
       JOHN T. DILLON                                            Mgmt          For                            For
       ELEUTHERE I. DU PONT                                      Mgmt          For                            For
       MARILLYN A. HEWSON                                        Mgmt          For                            For
       CHARLES O. HOLLIDAY, JR                                   Mgmt          For                            For
       LOIS D. JULIBER                                           Mgmt          For                            For
       SEAN O'KEEFE                                              Mgmt          For                            For
       WILLIAM K. REILLY                                         Mgmt          For                            For

02     ON RATIFICATION OF INDEPENDENT REGISTERED PUBLIC          Mgmt          For                            For
       ACCOUNTING FIRM

03     ON PLANT CLOSURE                                          Shr           Against                        For

04     ON SEPARATION OF POSITIONS OF CHAIRMAN AND CEO            Shr           For                            Against

05     ON GLOBAL WARMING REPORT                                  Shr           Against                        For

06     ON AMENDMENT TO HUMAN RIGHTS POLICY                       Shr           Against                        For

07     ON SHAREHOLDER SAY ON EXECUTIVE PAY                       Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 ELECTRONIC ARTS INC.                                                                        Agenda Number:  932746122
--------------------------------------------------------------------------------------------------------------------------
    Security:  285512109                                                             Meeting Type:  Annual
      Ticker:  ERTS                                                                  Meeting Date:  26-Jul-2007
        ISIN:  US2855121099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: LEONARD S. COLEMAN                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: GARY M. KUSIN                       Mgmt          For                            For

1C     ELECTION OF DIRECTOR: GREGORY B. MAFFEI                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: TIMOTHY MOTT                        Mgmt          For                            For

1E     ELECTION OF DIRECTOR: VIVEK PAUL                          Mgmt          For                            For

1F     ELECTION OF DIRECTOR: LAWRENCE F. PROBST III              Mgmt          For                            For

1G     ELECTION OF DIRECTOR: JOHN S. RICCITIELLO                 Mgmt          For                            For

1H     ELECTION OF DIRECTOR: RICHARD A. SIMONSON                 Mgmt          For                            For

1I     ELECTION OF DIRECTOR: LINDA J. SRERE                      Mgmt          For                            For

02     AMENDMENTS TO THE 2000 EQUITY INCENTIVE PLAN              Mgmt          For                            For

03     AMENDMENT TO THE 2000 EMPLOYEE STOCK PURCHASE             Mgmt          For                            For
       PLAN

04     APPROVAL OF THE ELECTRONIC ARTS INC. EXECUTIVE            Mgmt          For                            For
       BONUS PLAN

05     RATIFICATION OF APPOINTMENT OF KPMG AS INDEPENDENT        Mgmt          For                            For
       AUDITORS




--------------------------------------------------------------------------------------------------------------------------
 ENDO PHARMACEUTICALS HOLDINGS INC.                                                          Agenda Number:  932912822
--------------------------------------------------------------------------------------------------------------------------
    Security:  29264F205                                                             Meeting Type:  Annual
      Ticker:  ENDP                                                                  Meeting Date:  26-Jun-2008
        ISIN:  US29264F2056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN J. DELUCCA                                           Mgmt          For                            For
       DAVID P. HOLVECK                                          Mgmt          For                            For
       GEORGE F. HORNER, III                                     Mgmt          For                            For
       MICHAEL HYATT                                             Mgmt          For                            For
       ROGER H. KIMMEL                                           Mgmt          For                            For
       C.A. MEANWELL, MD. PHD.                                   Mgmt          For                            For
       JOSEPH C. SCODARI                                         Mgmt          For                            For
       WILLIAM F. SPENGLER                                       Mgmt          For                            For

02     TO AMEND THE COMPANY'S AMENDED AND RESTATED               Mgmt          For                            For
       CERTIFICATE OF INCORPORATION TO INCREASE THE
       NUMBER OF SHARES OF COMMON STOCK AUTHORIZED
       FOR ISSUANCE.

03     TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY'S FISCAL YEAR ENDING DECEMBER
       31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 EVEREST RE GROUP, LTD.                                                                      Agenda Number:  932858268
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3223R108                                                             Meeting Type:  Annual
      Ticker:  RE                                                                    Meeting Date:  14-May-2008
        ISIN:  BMG3223R1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       THOMAS J. GALLAGHER                                       Mgmt          For                            For
       WILLIAM F. GALTNEY, JR.                                   Mgmt          For                            For

02     TO APPOINT PRICEWATERHOUSECOOPERS LLP AS THE              Mgmt          For                            For
       COMPANY'S REGISTERED PUBLIC ACCOUNTING FIRM
       FOR THE YEAR ENDING DECEMBER 31, 2008 AND AUTHORIZE
       THE BOARD OF DIRECTORS ACTING BY THE AUDIT
       COMMITTEE OF THE BOARD TO SET THE FEES FOR
       THE REGISTERED PUBLIC ACCOUNTING FIRM.

03     TO APPROVE AN AMENDMENT TO THE COMPANY'S BYE-LAWS         Mgmt          For                            For
       TO ALLOW THE COMPANY TO HOLD TREASURY SHARES.




--------------------------------------------------------------------------------------------------------------------------
 EXXON MOBIL CORPORATION                                                                     Agenda Number:  932858232
--------------------------------------------------------------------------------------------------------------------------
    Security:  30231G102                                                             Meeting Type:  Annual
      Ticker:  XOM                                                                   Meeting Date:  28-May-2008
        ISIN:  US30231G1022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       M.J. BOSKIN                                               Mgmt          For                            For
       L.R. FAULKNER                                             Mgmt          For                            For
       W.W. GEORGE                                               Mgmt          For                            For
       J.R. HOUGHTON                                             Mgmt          For                            For
       R.C. KING                                                 Mgmt          For                            For
       M.C. NELSON                                               Mgmt          For                            For
       S.J. PALMISANO                                            Mgmt          For                            For
       S.S REINEMUND                                             Mgmt          For                            For
       W.V. SHIPLEY                                              Mgmt          For                            For
       R.W. TILLERSON                                            Mgmt          For                            For
       E.E. WHITACRE, JR.                                        Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT AUDITORS (PAGE 47)            Mgmt          For                            For

03     SHAREHOLDER PROPOSALS PROHIBITED (PAGE 49)                Shr           Against                        For

04     DIRECTOR NOMINEE QUALIFICATIONS (PAGE 49)                 Shr           Against                        For

05     BOARD CHAIRMAN AND CEO (PAGE 50)                          Shr           For                            Against

06     SHAREHOLDER RETURN POLICY (PAGE 52)                       Shr           Against                        For

07     SHAREHOLDER ADVISORY VOTE ON EXECUTIVE COMPENSATION       Shr           For                            Against
       (PAGE 53)

08     EXECUTIVE COMPENSATION REPORT (PAGE 55)                   Shr           Against                        For

09     INCENTIVE PAY RECOUPMENT (PAGE 57)                        Shr           Against                        For

10     CORPORATE SPONSORSHIPS REPORT (PAGE 58)                   Shr           Against                        For

11     POLITICAL CONTRIBUTIONS REPORT (PAGE 60)                  Shr           For                            Against

12     AMENDMENT OF EEO POLICY (PAGE 61)                         Shr           For                            Against

13     COMMUNITY ENVIRONMENTAL IMPACT (PAGE 63)                  Shr           Against                        For

14     ANWR DRILLING REPORT (PAGE 65)                            Shr           Against                        For

15     GREENHOUSE GAS EMISSIONS GOALS (PAGE 66)                  Shr           For                            Against

16     CO2 INFORMATION AT THE PUMP (PAGE 68)                     Shr           Against                        For

17     CLIMATE CHANGE AND TECHNOLOGY REPORT (PAGE 69)            Shr           Against                        For

18     ENERGY TECHNOLOGY REPORT (PAGE 70)                        Shr           Against                        For

19     RENEWABLE ENERGY POLICY (PAGE 71)                         Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 FAIR ISAAC CORPORATION                                                                      Agenda Number:  932801144
--------------------------------------------------------------------------------------------------------------------------
    Security:  303250104                                                             Meeting Type:  Annual
      Ticker:  FIC                                                                   Meeting Date:  05-Feb-2008
        ISIN:  US3032501047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       A. GEORGE BATTLE                                          Mgmt          For                            For
       TONY J. CHRISTIANSON                                      Mgmt          For                            For
       NICHOLAS F. GRAZIANO                                      Mgmt          For                            For
       MARK N. GREENE                                            Mgmt          For                            For
       ALEX W. HART                                              Mgmt          For                            For
       GUY R. HENSHAW                                            Mgmt          For                            For
       JAMES D. KIRSNER                                          Mgmt          For                            For
       WILLIAM J. LANSING                                        Mgmt          For                            For
       ALLAN Z. LOREN                                            Mgmt          For                            For
       MARGARET L. TAYLOR                                        Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR
       THE CURRENT FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 HELIX ENERGY SOLUTIONS GROUP, INC.                                                          Agenda Number:  932863310
--------------------------------------------------------------------------------------------------------------------------
    Security:  42330P107                                                             Meeting Type:  Annual
      Ticker:  HLX                                                                   Meeting Date:  06-May-2008
        ISIN:  US42330P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GORDON F. AHALT                                           Mgmt          For                            For
       ANTHONY TRIPODO                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HUDSON CITY BANCORP, INC.                                                                   Agenda Number:  932832391
--------------------------------------------------------------------------------------------------------------------------
    Security:  443683107                                                             Meeting Type:  Annual
      Ticker:  HCBK                                                                  Meeting Date:  22-Apr-2008
        ISIN:  US4436831071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RONALD E. HERMANCE, JR.                                   Mgmt          For                            For
       WILLIAM G. BARDEL                                         Mgmt          For                            For
       SCOTT A. BELAIR                                           Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL FLAVORS & FRAGRANCES INC.                                                     Agenda Number:  932832808
--------------------------------------------------------------------------------------------------------------------------
    Security:  459506101                                                             Meeting Type:  Annual
      Ticker:  IFF                                                                   Meeting Date:  06-May-2008
        ISIN:  US4595061015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARGARET HAYES ADAME                                      Mgmt          For                            For
       ROBERT M. AMEN                                            Mgmt          For                            For
       GUNTER BLOBEL                                             Mgmt          For                            For
       MARCELLO BOTTOLI                                          Mgmt          For                            For
       LINDA B. BUCK                                             Mgmt          For                            For
       J. MICHAEL COOK                                           Mgmt          For                            For
       PETER A. GEORGESCU                                        Mgmt          For                            For
       ALEXANDRA A. HERZAN                                       Mgmt          For                            For
       HENRY W. HOWELL, JR.                                      Mgmt          For                            For
       ARTHUR C. MARTINEZ                                        Mgmt          For                            For
       BURTON M. TANSKY                                          Mgmt          For                            For

02     TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL GAME TECHNOLOGY                                                               Agenda Number:  932804671
--------------------------------------------------------------------------------------------------------------------------
    Security:  459902102                                                             Meeting Type:  Annual
      Ticker:  IGT                                                                   Meeting Date:  27-Feb-2008
        ISIN:  US4599021023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT A. BITTMAN                                         Mgmt          For                            For
       RICHARD R. BURT                                           Mgmt          For                            For
       PATTI S. HART                                             Mgmt          For                            For
       LESLIE S. HEISZ                                           Mgmt          For                            For
       ROBERT A. MATHEWSON                                       Mgmt          For                            For
       THOMAS J. MATTHEWS                                        Mgmt          For                            For
       ROBERT MILLER                                             Mgmt          For                            For
       FREDERICK B. RENTSCHLER                                   Mgmt          For                            For

02     APPROVAL OF THE AMENDMENTS TO THE INTERNATIONAL           Mgmt          For                            For
       GAME TECHNOLOGY 2002 STOCK INCENTIVE PLAN.

03     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS IGT'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING SEPTEMBER 30, 2008.




--------------------------------------------------------------------------------------------------------------------------
 ISTAR FINANCIAL INC.                                                                        Agenda Number:  932893630
--------------------------------------------------------------------------------------------------------------------------
    Security:  45031U101                                                             Meeting Type:  Annual
      Ticker:  SFI                                                                   Meeting Date:  28-May-2008
        ISIN:  US45031U1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAY SUGARMAN                                              Mgmt          For                            For
       GLENN R. AUGUST                                           Mgmt          For                            For
       ROBERT W. HOLMAN, JR.                                     Mgmt          For                            For
       ROBIN JOSEPHS                                             Mgmt          For                            For
       JOHN G. MCDONALD                                          Mgmt          For                            For
       GEORGE R. PUSKAR                                          Mgmt          For                            For
       JEFFREY A. WEBER                                          Mgmt          For                            For

02     RE-AUTHORIZATION OF THE ISSUANCE OF COMMON STOCK          Mgmt          For                            For
       EQUIVALENTS TO NON-EMPLOYEE DIRECTORS UNDER
       ISTAR FINANCIAL INC. NON-EMPLOYEE DIRECTORS'
       DEFERRAL PLAN.

03     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT ACCOUNTANTS
       FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 LABORATORY CORP. OF AMERICA HOLDINGS                                                        Agenda Number:  932838014
--------------------------------------------------------------------------------------------------------------------------
    Security:  50540R409                                                             Meeting Type:  Annual
      Ticker:  LH                                                                    Meeting Date:  07-May-2008
        ISIN:  US50540R4092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: THOMAS P. MAC MAHON                 Mgmt          For                            For

1B     ELECTION OF DIRECTOR: KERRII B. ANDERSON                  Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JEAN-LUC BELINGARD                  Mgmt          Against                        Against

1D     ELECTION OF DIRECTOR: DAVID P. KING                       Mgmt          For                            For

1E     ELECTION OF DIRECTOR: WENDY E. LANE                       Mgmt          For                            For

1F     ELECTION OF DIRECTOR: ROBERT E. MITTELSTAEDT,             Mgmt          For                            For
       JR.

1G     ELECTION OF DIRECTOR: ARTHUR H. RUBENSTEIN,               Mgmt          For                            For
       MBBCH

1H     ELECTION OF DIRECTOR: BRADFORD T. SMITH                   Mgmt          For                            For

1I     ELECTION OF DIRECTOR: M. KEITH WEIKEL, PH.D               Mgmt          For                            For

1J     ELECTION OF DIRECTOR: R. SANDERS WILLIAMS, M.D.           Mgmt          For                            For

02     TO APPROVE THE COMPANY'S MANAGEMENT INCENTIVE             Mgmt          For                            For
       BONUS PLAN.

03     TO APPROVE THE COMPANY'S 2008 STOCK INCENTIVE             Mgmt          For                            For
       PLAN.

04     TO APPROVE AN AMENDMENT TO THE 1997 EMPLOYEE              Mgmt          For                            For
       STOCK PURCHASE PLAN TO EXTEND THE TERMINATION
       DATE OF THE PLAN.

05     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM.




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY MEDIA CORPORATION                                                                   Agenda Number:  932772329
--------------------------------------------------------------------------------------------------------------------------
    Security:  53071M302                                                             Meeting Type:  Special
      Ticker:  LCAPA                                                                 Meeting Date:  23-Oct-2007
        ISIN:  US53071M3025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     NEW TRACKING STOCK PROPOSAL. (SEE PAGE 54 OF              Mgmt          For                            For
       THE PROXY STATEMENT/PROSPECTUS)

02     RECAPITALIZATION PROPOSAL. (SEE PAGE 55 OF THE            Mgmt          For                            For
       PROXY STATEMENT/PROSPECTUS)

03     OPTIONAL CONVERSION PROPOSAL. (SEE PAGE 55 OF             Mgmt          Against                        Against
       THE PROXY STATEMENT/PROSPECTUS)

04     GROUP DISPOSITION PROPOSAL. (SEE PAGE 55 OF               Mgmt          Against                        Against
       THE PROXY STATEMENT/PROSPECTUS)




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY MEDIA CORPORATION                                                                   Agenda Number:  932879488
--------------------------------------------------------------------------------------------------------------------------
    Security:  53071M302                                                             Meeting Type:  Annual
      Ticker:  LCAPA                                                                 Meeting Date:  06-Jun-2008
        ISIN:  US53071M3025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MR. DAVID E. RAPLEY                                       Mgmt          For                            For
       MR. LARRY E. ROMRELL                                      Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP              Mgmt          For                            For
       AS OUR INDEPENDENT AUDITORS FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY MEDIA CORPORATION                                                                   Agenda Number:  932879488
--------------------------------------------------------------------------------------------------------------------------
    Security:  53071M500                                                             Meeting Type:  Annual
      Ticker:  LMDIA                                                                 Meeting Date:  06-Jun-2008
        ISIN:  US53071M5004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MR. DAVID E. RAPLEY                                       Mgmt          For                            For
       MR. LARRY E. ROMRELL                                      Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP              Mgmt          For                            For
       AS OUR INDEPENDENT AUDITORS FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 MEMC ELECTRONIC MATERIALS, INC.                                                             Agenda Number:  932828556
--------------------------------------------------------------------------------------------------------------------------
    Security:  552715104                                                             Meeting Type:  Annual
      Ticker:  WFR                                                                   Meeting Date:  23-Apr-2008
        ISIN:  US5527151048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PETER BLACKMORE                                           Mgmt          For                            For
       NABEEL GAREEB                                             Mgmt          For                            For
       MARSHALL TURNER                                           Mgmt          For                            For

02     RATIFICATION OF SELECTION OF KPMG LLP AS INDEPENDENT      Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR
       ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 MICRON TECHNOLOGY, INC.                                                                     Agenda Number:  932787647
--------------------------------------------------------------------------------------------------------------------------
    Security:  595112103                                                             Meeting Type:  Annual
      Ticker:  MU                                                                    Meeting Date:  04-Dec-2007
        ISIN:  US5951121038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STEVEN R. APPLETON                                        Mgmt          For                            For
       TERUAKI AOKI                                              Mgmt          For                            For
       JAMES W. BAGLEY                                           Mgmt          For                            For
       ROBERT L. BAILEY                                          Mgmt          For                            For
       MERCEDES JOHNSON                                          Mgmt          For                            For
       LAWRENCE N. MONDRY                                        Mgmt          For                            For
       ROBERT E. SWITZ                                           Mgmt          For                            For

02     PROPOSAL BY THE COMPANY TO APPROVE THE COMPANY'S          Mgmt          For                            For
       2007 EQUITY INCENTIVE PLAN WITH 30,000,000
       SHARES RESERVED FOR ISSUANCE THEREUNDER

03     PROPOSAL BY THE COMPANY TO RATIFY THE APPOINTMENT         Mgmt          For                            For
       OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR THE FISCAL YEAR ENDING AUGUST 28, 2008




--------------------------------------------------------------------------------------------------------------------------
 MICROSOFT CORPORATION                                                                       Agenda Number:  932773713
--------------------------------------------------------------------------------------------------------------------------
    Security:  594918104                                                             Meeting Type:  Annual
      Ticker:  MSFT                                                                  Meeting Date:  13-Nov-2007
        ISIN:  US5949181045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: WILLIAM H. GATES, III               Mgmt          For                            For

1B     ELECTION OF DIRECTOR: STEVEN A. BALLMER                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JAMES I. CASH JR., PHD              Mgmt          For                            For

1D     ELECTION OF DIRECTOR: DINA DUBLON                         Mgmt          For                            For

1E     ELECTION OF DIRECTOR: RAYMOND V. GILMARTIN                Mgmt          For                            For

1F     ELECTION OF DIRECTOR: REED HASTINGS                       Mgmt          For                            For

1G     ELECTION OF DIRECTOR: DAVID F. MARQUARDT                  Mgmt          For                            For

1H     ELECTION OF DIRECTOR: CHARLES H. NOSKI                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: DR. HELMUT PANKE                    Mgmt          For                            For

1J     ELECTION OF DIRECTOR: JON A. SHIRLEY                      Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR.

03     SHAREHOLDER PROPOSAL - ADOPTION OF POLICIES               Shr           Against                        For
       ON INTERNET CENSORSHIP.

04     SHAREHOLDER PROPOSAL - ESTABLISHMENT OF BOARD             Shr           Against                        For
       COMMITTEE ON HUMAN RIGHTS.




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL OILWELL VARCO, INC.                                                                Agenda Number:  932851771
--------------------------------------------------------------------------------------------------------------------------
    Security:  637071101                                                             Meeting Type:  Annual
      Ticker:  NOV                                                                   Meeting Date:  14-May-2008
        ISIN:  US6370711011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     THE ELECTION OF DIRECTOR: ROBERT E. BEAUCHAMP             Mgmt          For                            For

1B     THE ELECTION OF DIRECTOR: JEFFERY A. SMISEK               Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT AUDITORS                      Mgmt          For                            For

03     APPROVAL OF NATIONAL OILWELL VARCO ANNUAL INCENTIVE       Mgmt          For                            For
       PLAN




--------------------------------------------------------------------------------------------------------------------------
 NIKE, INC.                                                                                  Agenda Number:  932758317
--------------------------------------------------------------------------------------------------------------------------
    Security:  654106103                                                             Meeting Type:  Annual
      Ticker:  NKE                                                                   Meeting Date:  17-Sep-2007
        ISIN:  US6541061031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JILL K. CONWAY                                            Mgmt          For                            For
       ALAN B. GRAF, JR.                                         Mgmt          For                            For
       JEANNE P. JACKSON                                         Mgmt          For                            For

02     TO APPROVE THE EXTENSION OF AND AMENDMENTS TO             Mgmt          For                            For
       THE NIKE, INC. LONG-TERM INCENTIVE PLAN.

03     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM.




--------------------------------------------------------------------------------------------------------------------------
 ONEOK, INC.                                                                                 Agenda Number:  932843166
--------------------------------------------------------------------------------------------------------------------------
    Security:  682680103                                                             Meeting Type:  Annual
      Ticker:  OKE                                                                   Meeting Date:  15-May-2008
        ISIN:  US6826801036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES C. DAY*                                             Mgmt          For                            For
       DAVID L. KYLE*                                            Mgmt          For                            For
       BERT H. MACKIE*                                           Mgmt          For                            For
       JIM W. MOGG*                                              Mgmt          For                            For
       MOLLIE B. WILLIFORD*                                      Mgmt          For                            For
       JULIE H. EDWARDS**                                        Mgmt          For                            For

02     A PROPOSAL TO AMEND AND RESTATE THE ONEOK, INC.           Mgmt          For                            For
       CERTIFICATE OF INCORPORATION TO REDUCE THE
       MAXIMUM NUMBER OF DIRECTORS AND TO ELIMINATE
       UNNECESSARY AND OUTDATED PROVISIONS.

03     A PROPOSAL TO AMEND AND RESTATE THE ONEOK, INC.           Mgmt          For                            For
       CERTIFICATE OF INCORPORATION TO ELIMINATE THE
       CLASSIFIED STRUCTURE OF THE BOARD OF DIRECTORS
       AND PROVIDE FOR THE ANNUAL ELECTION OF DIRECTORS.

04     A PROPOSAL TO AMEND AND RESTATE THE ONEOK, INC.           Mgmt          Against                        Against
       EQUITY COMPENSATION PLAN.

05     A PROPOSAL TO AMEND AND RESTATE THE ONEOK, INC.           Mgmt          For                            For
       EMPLOYEE STOCK PURCHASE PLAN.

06     A PROPOSAL TO APPROVE THE ONEOK, INC. EMPLOYEE            Mgmt          Against                        Against
       STOCK AWARD PROGRAM.

07     A PROPOSAL TO RATIFY PRICEWATERHOUSECOOPERS               Mgmt          For                            For
       LLP AS THE REGISTERED INDEPENDENT PUBLIC ACCOUNTING
       FIRM OF ONEOK, INC.

08     A SHAREHOLDER PROPOSAL RELATING TO A REPORT               Shr           For                            Against
       ON GREENHOUSE GAS EMISSIONS.




--------------------------------------------------------------------------------------------------------------------------
 ORACLE CORPORATION                                                                          Agenda Number:  932772115
--------------------------------------------------------------------------------------------------------------------------
    Security:  68389X105                                                             Meeting Type:  Annual
      Ticker:  ORCL                                                                  Meeting Date:  02-Nov-2007
        ISIN:  US68389X1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JEFFREY O. HENLEY                                         Mgmt          For                            For
       LAWRENCE J. ELLISON                                       Mgmt          For                            For
       DONALD L. LUCAS                                           Mgmt          For                            For
       MICHAEL J. BOSKIN                                         Mgmt          For                            For
       JACK F. KEMP                                              Mgmt          For                            For
       JEFFREY S. BERG                                           Mgmt          For                            For
       SAFRA A. CATZ                                             Mgmt          For                            For
       HECTOR GARCIA-MOLINA                                      Mgmt          For                            For
       H. RAYMOND BINGHAM                                        Mgmt          For                            For
       CHARLES E. PHILLIPS, JR                                   Mgmt          For                            For
       NAOMI O. SELIGMAN                                         Mgmt          For                            For

02     PROPOSAL FOR THE APPROVAL OF THE ADOPTION OF              Mgmt          For                            For
       THE FISCAL YEAR 2008 EXECUTIVE BONUS PLAN.

03     PROPOSAL TO RATIFY THE SELECTION OF ERNST &               Mgmt          For                            For
       YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL
       YEAR ENDING MAY 31, 2008.

04     STOCKHOLDER PROPOSAL ON THE AMENDMENT TO THE              Shr           Against                        For
       CORPORATE BYLAWS ESTABLISHING A BOARD COMMITTEE
       ON HUMAN RIGHTS.

05     STOCKHOLDER PROPOSAL ON AN OPEN SOURCE REPORT.            Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 OVERSEAS SHIPHOLDING GROUP, INC.                                                            Agenda Number:  932891852
--------------------------------------------------------------------------------------------------------------------------
    Security:  690368105                                                             Meeting Type:  Annual
      Ticker:  OSG                                                                   Meeting Date:  10-Jun-2008
        ISIN:  US6903681053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MORTEN ARNTZEN                                            Mgmt          For                            For
       OUDI RECANATI                                             Mgmt          For                            For
       G. ALLEN ANDREAS III                                      Mgmt          For                            For
       ALAN R. BATKIN                                            Mgmt          For                            For
       THOMAS B. COLEMAN                                         Mgmt          For                            For
       CHARLES A. FRIBOURG                                       Mgmt          For                            For
       STANLEY KOMAROFF                                          Mgmt          For                            For
       SOLOMON N. MERKIN                                         Mgmt          For                            For
       JOEL I. PICKET                                            Mgmt          For                            For
       ARIEL RECANATI                                            Mgmt          For                            For
       THOMAS F. ROBARDS                                         Mgmt          For                            For
       JEAN-PAUL VETTIER                                         Mgmt          For                            For
       MICHAEL J. ZIMMERMAN                                      Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS THE CORPORATION'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR FOR THE YEAR 2008.

03     APPROVAL OF THE AMENDMENT AND RESTATEMENT OF              Mgmt          For                            For
       THE OVERSEAS SHIPHOLDING GROUP, INC. 2004 STOCK
       INCENTIVE PLAN AND RE-APPROVAL OF THE SECTION
       162(M) PERFORMANCE GOALS UNDER SUCH PLAN.




--------------------------------------------------------------------------------------------------------------------------
 PRAXAIR, INC.                                                                               Agenda Number:  932828443
--------------------------------------------------------------------------------------------------------------------------
    Security:  74005P104                                                             Meeting Type:  Annual
      Ticker:  PX                                                                    Meeting Date:  22-Apr-2008
        ISIN:  US74005P1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       NANCE K. DICCIANI                                         Mgmt          For                            For
       EDWARD G. GALANTE                                         Mgmt          For                            For
       IRA D. HALL                                               Mgmt          For                            For
       RAYMOND W. LEBOEUF                                        Mgmt          For                            For
       LARRY D. MCVAY                                            Mgmt          For                            For
       WAYNE T. SMITH                                            Mgmt          For                            For
       H. MITCHELL WATSON, JR.                                   Mgmt          For                            For
       ROBERT L. WOOD                                            Mgmt          For                            For

02     PROPOSAL TO AMEND THE CERTIFICATE OF INCORPORATION        Mgmt          For                            For
       REGARDING THE ELECTION OF DIRECTORS BY MAJORITY
       VOTE.

03     PROPOSAL TO RATIFY THE APPOINTMENT OF THE INDEPENDENT     Mgmt          For                            For
       AUDITOR.




--------------------------------------------------------------------------------------------------------------------------
 SCANA CORPORATION                                                                           Agenda Number:  932838002
--------------------------------------------------------------------------------------------------------------------------
    Security:  80589M102                                                             Meeting Type:  Annual
      Ticker:  SCG                                                                   Meeting Date:  24-Apr-2008
        ISIN:  US80589M1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES W. ROQUEMORE*                                       Mgmt          For                            For
       JAMES M. MICALI**                                         Mgmt          For                            For
       BILL L. AMICK***                                          Mgmt          Withheld                       Against
       SHARON A. DECKER***                                       Mgmt          For                            For
       D. MAYBANK HAGOOD***                                      Mgmt          For                            For
       WILLIAM B. TIMMERMAN***                                   Mgmt          For                            For

02     APPROVAL OF APPOINTMENT OF INDEPENDENT REGISTERED         Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM.




--------------------------------------------------------------------------------------------------------------------------
 SILGAN HOLDINGS INC.                                                                        Agenda Number:  932884617
--------------------------------------------------------------------------------------------------------------------------
    Security:  827048109                                                             Meeting Type:  Annual
      Ticker:  SLGN                                                                  Meeting Date:  04-Jun-2008
        ISIN:  US8270481091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       D. GREG HORRIGAN                                          Mgmt          Withheld                       Against
       JOHN W. ALDEN                                             Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 SILICON IMAGE, INC.                                                                         Agenda Number:  932867609
--------------------------------------------------------------------------------------------------------------------------
    Security:  82705T102                                                             Meeting Type:  Annual
      Ticker:  SIMG                                                                  Meeting Date:  21-May-2008
        ISIN:  US82705T1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STEVE TIRADO                                              Mgmt          For                            For
       WILLIAM RADUCHEL                                          Mgmt          For                            For

02     APPROVAL OF 2008 EQUITY INCENTIVE PLAN TO REPLACE         Mgmt          For                            For
       1999 EQUITY INCENTIVE PLAN.

03     APPROVAL OF AMENDMENT OF 1999 EMPLOYEE STOCK              Mgmt          For                            For
       PURCHASE PLAN TO EXTEND TERM OF THE PURCHASE
       PLAN.

04     RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE          Mgmt          For                            For
       LLP AS SILICON IMAGE'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM.




--------------------------------------------------------------------------------------------------------------------------
 SOUTHERN UNION COMPANY                                                                      Agenda Number:  932861140
--------------------------------------------------------------------------------------------------------------------------
    Security:  844030106                                                             Meeting Type:  Annual
      Ticker:  SUG                                                                   Meeting Date:  13-May-2008
        ISIN:  US8440301062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GEORGE L. LINDEMANN                                       Mgmt          For                            For
       MICHAL BARZUZA                                            Mgmt          For                            For
       DAVID BRODSKY                                             Mgmt          For                            For
       FRANK W. DENIUS                                           Mgmt          For                            For
       KURT A. GITTER, M.D.                                      Mgmt          For                            For
       HERBERT H. JACOBI                                         Mgmt          For                            For
       ADAM M. LINDEMANN                                         Mgmt          For                            For
       THOMAS N. MCCARTER, III                                   Mgmt          For                            For
       GEORGE ROUNTREE, III                                      Mgmt          For                            For
       ALLAN D. SCHERER                                          Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS SOUTHERN UNION'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING
       DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 SYSCO CORPORATION                                                                           Agenda Number:  932773600
--------------------------------------------------------------------------------------------------------------------------
    Security:  871829107                                                             Meeting Type:  Annual
      Ticker:  SYY                                                                   Meeting Date:  09-Nov-2007
        ISIN:  US8718291078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     TO ELECT DIRECTOR TO SERVE UNTIL THE ANNUAL               Mgmt          For                            For
       MEETING OF STOCKHOLDERS IN 2010: JOHN M. CASSADAY

1B     TO ELECT DIRECTOR TO SERVE UNTIL THE ANNUAL               Mgmt          For                            For
       MEETING OF STOCKHOLDERS IN 2010: MANUEL A.
       FERNANDEZ

1C     TO ELECT DIRECTOR TO SERVE UNTIL THE ANNUAL               Mgmt          For                            For
       MEETING OF STOCKHOLDERS IN 2010: JACKIE M.
       WARD

02     TO APPROVE THE 2007 STOCK INCENTIVE PLAN.                 Mgmt          For                            For

03     TO APPROVE THE AMENDED AND RESTATED SYSCO CORPORATION     Mgmt          For                            For
       1974 EMPLOYEES' STOCK PURCHASE PLAN TO (A)
       RESERVE 6,000,000 ADDITIONAL SHARES OF SYSCO
       CORPORATION COMMON STOCK FOR ISSUANCE UNDER
       SUCH PLAN AND (B) PROVIDE THAT, WITH RESPECT
       TO SYSCO'S FOREIGN SUBSIDIARIES, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

04     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS SYSCO'S INDEPENDENT ACCOUNTANTS FOR FISCAL
       2008.




--------------------------------------------------------------------------------------------------------------------------
 THE BOEING COMPANY                                                                          Agenda Number:  932826350
--------------------------------------------------------------------------------------------------------------------------
    Security:  097023105                                                             Meeting Type:  Annual
      Ticker:  BA                                                                    Meeting Date:  28-Apr-2008
        ISIN:  US0970231058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JOHN H. BIGGS                       Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JOHN E. BRYSON                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: ARTHUR D. COLLINS, JR.              Mgmt          For                            For

1D     ELECTION OF DIRECTOR: LINDA Z. COOK                       Mgmt          For                            For

1E     ELECTION OF DIRECTOR: WILLIAM M. DALEY                    Mgmt          For                            For

1F     ELECTION OF DIRECTOR: KENNETH M. DUBERSTEIN               Mgmt          For                            For

1G     ELECTION OF DIRECTOR: JAMES L. JONES                      Mgmt          For                            For

1H     ELECTION OF DIRECTOR: EDWARD M. LIDDY                     Mgmt          For                            For

1I     ELECTION OF DIRECTOR: JOHN F. MCDONNELL                   Mgmt          For                            For

1J     ELECTION OF DIRECTOR: W. JAMES MCNERNEY, JR.              Mgmt          For                            For

1K     ELECTION OF DIRECTOR: MIKE S. ZAFIROVSKI                  Mgmt          For                            For

02     ADVISORY VOTE ON APPOINTMENT OF DELOITTE & TOUCHE         Mgmt          For                            For
       LLP AS INDEPENDENT AUDITOR.

03     PREPARE A REPORT ON FOREIGN MILITARY SALES                Shr           Against                        For

04     ADOPT HEALTH CARE PRINCIPLES                              Shr           Against                        For

05     ADOPT, IMPLEMENT AND MONITOR HUMAN RIGHTS POLICIES        Shr           For                            Against

06     REQUIRE AN INDEPENDENT LEAD DIRECTOR                      Shr           For                            Against

07     REQUIRE PERFORMANCE-BASED STOCK OPTIONS                   Shr           For                            Against

08     REQUIRE AN ADVISORY VOTE ON NAMED EXECUTIVE               Shr           For                            Against
       OFFICER COMPENSATION

09     REQUIRE SHAREHOLDER APPROVAL OF FUTURE SEVERANCE          Shr           For                            Against
       ARRANGEMENTS




--------------------------------------------------------------------------------------------------------------------------
 THE WESTERN UNION COMPANY                                                                   Agenda Number:  932843988
--------------------------------------------------------------------------------------------------------------------------
    Security:  959802109                                                             Meeting Type:  Annual
      Ticker:  WU                                                                    Meeting Date:  23-May-2008
        ISIN:  US9598021098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JACK M. GREENBERG                   Mgmt          For                            For

1B     ELECTION OF DIRECTOR: ALAN J. LACY                        Mgmt          For                            For

1C     ELECTION OF DIRECTOR: LINDA FAYNE LEVINSON                Mgmt          For                            For

02     RATIFICATION OF SELECTION OF AUDITORS                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THERMO FISHER SCIENTIFIC INC.                                                               Agenda Number:  932863360
--------------------------------------------------------------------------------------------------------------------------
    Security:  883556102                                                             Meeting Type:  Annual
      Ticker:  TMO                                                                   Meeting Date:  20-May-2008
        ISIN:  US8835561023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: SCOTT M. SPERLING                   Mgmt          For                            For

1B     ELECTION OF DIRECTOR: BRUCE L. KOEPFGEN                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: MICHAEL E. PORTER                   Mgmt          For                            For

02     APPROVAL AND ADOPTION OF THE THERMO FISHER SCIENTIFIC     Mgmt          For                            For
       INC. 2008 STOCK INCENTIVE PLAN.

03     APPROVAL AND ADOPTION OF THE THERMO FISHER SCIENTIFIC     Mgmt          For                            For
       INC. 2008 ANNUAL INCENTIVE AWARD PLAN.

04     RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS.        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VENTAS, INC.                                                                                Agenda Number:  932853713
--------------------------------------------------------------------------------------------------------------------------
    Security:  92276F100                                                             Meeting Type:  Annual
      Ticker:  VTR                                                                   Meeting Date:  19-May-2008
        ISIN:  US92276F1003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DEBRA A. CAFARO                                           Mgmt          For                            For
       DOUGLAS CROCKER II                                        Mgmt          For                            For
       RONALD G. GEARY                                           Mgmt          Withheld                       Against
       JAY M. GELLERT                                            Mgmt          For                            For
       ROBERT D. REED                                            Mgmt          For                            For
       SHELI Z. ROSENBERG                                        Mgmt          Withheld                       Against
       JAMES D. SHELTON                                          Mgmt          For                            For
       THOMAS C. THEOBALD                                        Mgmt          For                            For

02     DIRECTORS' PROPOSAL: TO RATIFY THE APPOINTMENT            Mgmt          Against                        Against
       OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2008.

03     DIRECTOR'S PROPOSAL: TO APPROVE AN AMENDMENT              Mgmt          For                            For
       TO THE AMENDED AND RESTATED CERTIFICATE OF
       INCORPORATION TO ELIMINATE THE BOARD'S ABILITY
       TO GRANT WAIVERS FROM THE CONSTRUCTIVE OWNERSHIP
       LIMITATIONS IN ARTICLE X THEREOF RELATING TO
       VENTA'S STATUS AS A QUALIFIED REAL ESTATE INVESTMENT
       TRUST UNDER U.S. FEDERAL INCOME TAX LAW.




--------------------------------------------------------------------------------------------------------------------------
 WABCO HOLDINGS INC.                                                                         Agenda Number:  932869780
--------------------------------------------------------------------------------------------------------------------------
    Security:  92927K102                                                             Meeting Type:  Annual
      Ticker:  WBC                                                                   Meeting Date:  28-May-2008
        ISIN:  US92927K1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       G. PETER D'ALOIA                                          Mgmt          Withheld                       Against
       JUERGEN W. GROMER                                         Mgmt          Withheld                       Against

02     RATIFY THE SELECTION OF ERNST & YOUNG BEDRIJFSREVISOREN   Mgmt          For                            For
       BCVBA/REVISEURS D'ENTERPRISES SCCRL AS THE
       COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE YEAR ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 WASTE MANAGEMENT, INC.                                                                      Agenda Number:  932838228
--------------------------------------------------------------------------------------------------------------------------
    Security:  94106L109                                                             Meeting Type:  Annual
      Ticker:  WMI                                                                   Meeting Date:  09-May-2008
        ISIN:  US94106L1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     PROPOSAL TO ELECT: PASTORA SAN JUAN CAFFERTY              Mgmt          For                            For

1B     PROPOSAL TO ELECT: FRANK M. CLARK, JR.                    Mgmt          For                            For

1C     PROPOSAL TO ELECT: PATRICK W. GROSS                       Mgmt          For                            For

1D     PROPOSAL TO ELECT: THOMAS I. MORGAN                       Mgmt          For                            For

1E     PROPOSAL TO ELECT: JOHN C. POPE                           Mgmt          For                            For

1F     PROPOSAL TO ELECT: W. ROBERT REUM                         Mgmt          For                            For

1G     PROPOSAL TO ELECT: STEVEN G. ROTHMEIER                    Mgmt          For                            For

1H     PROPOSAL TO ELECT: DAVID P. STEINER                       Mgmt          For                            For

1I     PROPOSAL TO ELECT: THOMAS H. WEIDEMEYER                   Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST               Mgmt          For                            For
       & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2008.

03     PROPOSAL RELATING TO DISCLOSURE OF POLITICAL              Shr           For                            Against
       CONTRIBUTIONS, IF PROPERLY PRESENTED AT THE
       MEETING.




--------------------------------------------------------------------------------------------------------------------------
 WEATHERFORD INTERNATIONAL LTD.                                                              Agenda Number:  932901451
--------------------------------------------------------------------------------------------------------------------------
    Security:  G95089101                                                             Meeting Type:  Annual
      Ticker:  WFT                                                                   Meeting Date:  02-Jun-2008
        ISIN:  BMG950891017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION AS DIRECTOR: NICHOLAS F. BRADY                   Mgmt          For                            For

1B     ELECTION AS DIRECTOR: WILLIAM E. MACAULAY                 Mgmt          For                            For

1C     ELECTION AS DIRECTOR: DAVID J. BUTTERS                    Mgmt          For                            For

1D     ELECTION AS DIRECTOR: ROBERT B. MILLARD                   Mgmt          For                            For

1E     ELECTION AS DIRECTOR: BERNARD J. DUROC-DANNER             Mgmt          For                            For

1F     ELECTION AS DIRECTOR: ROBERT K. MOSES, JR.                Mgmt          For                            For

1G     ELECTION OF DIRECTOR: ROBERT A. RAYNE                     Mgmt          For                            For

02     APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT           Mgmt          For                            For
       AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2008,
       AND AUTHORIZATION OF THE AUDIT COMMITTEE OF
       THE BOARD OF DIRECTORS TO SET ERNST & YOUNG
       LLP'S REMUNERATION.



* Management position unknown




                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                     The World Funds, Inc.

By: (Signature and Title):      /s/ John Pasco, III
                                -------------------
                                John Pasco, III,
                                Chairman

Date:                           August 25, 2008